UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq.	Timothy W. Diggins, Esq.
Vice President and Managing Counsel	Ropes & Gray
SSGA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, Massachusetts 02110-2624
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2016

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Clarion Global Infrastructure & MLP Fund

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small Mid/Cap Equity Index Fund

State Street Small Mid/Cap Equity Index Portfolio

State Street Disciplined U.S. Equity Fund

State Street Disciplined International Equity Fund

State Street Disciplined Global Equity Fund

State Street Emerging Markets Equity Index Fund

State Street Hedged International Developed Equity Index Fund

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Asia Pacific Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Quarterly Report

September 30, 2016

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Equity 500 Index II Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.9%
Consumer Discretionary – 12.3%
Advance Auto Parts, Inc.	4,400	$656,128
Amazon.com, Inc.(a)	23,990	20,087,067
AutoNation, Inc.(a)	4,194	204,290
AutoZone, Inc.(a)	1,876	1,441,406
Bed Bath & Beyond, Inc.	9,115	392,948
Best Buy Co., Inc.	16,706	637,835
BorgWarner, Inc.	12,877	453,013
CarMax, Inc.(a)	11,503	613,685
Carnival Corp.	27,101	1,323,071
CBS Corp. Class B	25,642	1,403,643
Charter Communications, Inc. Class A(a)	13,100	3,536,607
Chipotle Mexican Grill, Inc.(a)	1,786	756,371
Coach, Inc.	16,428	600,608
Comcast Corp. Class A	147,083	9,757,486
D.R. Horton, Inc.	19,597	591,829
Darden Restaurants, Inc.	6,771	415,198
Delphi Automotive PLC	16,919	1,206,663
Discovery Communications, Inc. Class A(a)	8,903	239,669
Discovery Communications, Inc. Class C(a)	14,103	371,050
Dollar General Corp.	15,813	1,106,752
Dollar Tree, Inc.(a)	14,526	1,146,537
Expedia, Inc.	7,334	856,024
Foot Locker, Inc.	8,100	548,532
Ford Motor Co.	236,338	2,852,600
Gap, Inc.	13,434	298,772
Garmin, Ltd.	6,940	333,883
General Motors Co.	84,923	2,698,004
Genuine Parts Co.	8,889	892,900
Goodyear Tire & Rubber Co.	15,744	508,531
H&R Block, Inc.	13,264	307,062
Hanesbrands, Inc.	22,400	565,600
Harley-Davidson, Inc.	10,716	563,554
Harman International Industries, Inc.	4,216	356,041
Hasbro, Inc.	6,697	531,273
Home Depot, Inc.	75,702	9,741,333
Interpublic Group of Cos., Inc.	23,866	533,405
Johnson Controls International PLC	57,108	2,657,235
Kohl’s Corp.	10,845	474,469
L Brands, Inc.	15,721	1,112,575
Leggett & Platt, Inc.	7,954	362,543
Lennar Corp. Class A	10,906	461,760
LKQ Corp.(a)	18,200	645,372
Lowe’s Cos., Inc.	54,150	3,910,172
Macy’s, Inc.	18,262	676,607
Marriott International, Inc. Class A	19,855	1,336,864
Mattel, Inc.	20,133	609,627
McDonald’s Corp.	52,110	6,011,410
Michael Kors Holdings, Ltd.(a)	10,414	487,271
Mohawk Industries, Inc.(a)	4,031	807,571
Netflix, Inc.(a)	26,004	2,562,694
Newell Brands, Inc.	29,741	1,566,161
News Corp. Class A	22,588	315,780
News Corp. Class B	6,400	91,008
NIKE, Inc. Class B	80,906	4,259,701
Nordstrom, Inc.	7,577	393,095
O’Reilly Automotive, Inc.(a)	5,880	1,647,047
Omnicom Group, Inc.	14,691	1,248,735
Priceline Group, Inc.(a)	3,029	4,457,143
PulteGroup, Inc.	18,662	373,986
PVH Corp.	4,849	535,815
Ralph Lauren Corp.	3,379	341,752
Ross Stores, Inc.	24,756	1,591,811
Royal Caribbean Cruises, Ltd.	10,500	786,975
Scripps Networks Interactive, Inc. Class A	5,672	360,115
Signet Jewelers, Ltd.	4,600	342,838
Staples, Inc.	38,299	327,456
Starbucks Corp.	88,730	4,803,842
Target Corp.	35,772	2,456,821
TEGNA, Inc.	12,922	282,475
Tiffany & Co.	6,499	472,022
Time Warner, Inc.	47,511	3,782,351
TJX Cos., Inc.	40,437	3,023,879
Tractor Supply Co.	7,926	533,816
TripAdvisor, Inc.(a)	6,742	425,960
Twenty-First Century Fox, Inc. Class A	67,200	1,627,584
Twenty-First Century Fox, Inc. Class B	29,700	734,778
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,900	928,122
Under Armour, Inc. Class A(a)	10,824	418,672
Under Armour, Inc. Class C(a)	10,875	368,228
Urban Outfitters, Inc.(a)	5,161	178,158
VF Corp.	20,644	1,157,096
Viacom, Inc. Class B	20,581	784,136
Walt Disney Co.	90,852	8,436,517
Whirlpool Corp.	4,502	730,044
Wyndham Worldwide Corp.	6,653	447,947
Wynn Resorts, Ltd.	4,841	471,610
Yum! Brands, Inc.	22,602	2,052,488

		143,401,504

Consumer Staples – 9.7%
Altria Group, Inc.	119,129	7,532,527
Archer-Daniels-Midland Co.	36,032	1,519,469
Brown-Forman Corp. Class B	11,842	561,784
Campbell Soup Co.	10,582	578,835
Church & Dwight Co., Inc.	15,200	728,384
Clorox Co.	8,064	1,009,452
Coca-Cola Co.	236,900	10,025,608
Colgate-Palmolive Co.	54,523	4,042,335
ConAgra Foods, Inc.	27,024	1,273,101

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Constellation Brands, Inc. Class A	10,850	$1,806,417
Costco Wholesale Corp.	26,655	4,065,154
CVS Health Corp.	65,005	5,784,795
Dr. Pepper Snapple Group, Inc.	11,497	1,049,791
Estee Lauder Cos., Inc. Class A	13,741	1,216,903
General Mills, Inc.	36,042	2,302,363
Hershey Co.	8,367	799,885
Hormel Foods Corp.	16,002	606,956
J.M. Smucker Co.	7,405	1,003,674
Kellogg Co.	15,628	1,210,701
Kimberly-Clark Corp.	21,827	2,753,258
Kraft Heinz Co.	36,018	3,223,971
Kroger Co.	58,342	1,731,591
McCormick & Co., Inc.	7,192	718,625
Mead Johnson Nutrition Co.	11,650	920,467
Molson Coors Brewing Co. Class B	11,353	1,246,559
Mondelez International, Inc. Class A	94,715	4,157,989
Monster Beverage Corp.(a)	8,745	1,283,853
PepsiCo, Inc.	87,916	9,562,623
Philip Morris International, Inc.	94,412	9,178,735
Procter & Gamble Co.	162,958	14,625,480
Reynolds American, Inc.	50,208	2,367,307
Sysco Corp.	32,174	1,576,848
Tyson Foods, Inc. Class A	18,544	1,384,680
Wal-Mart Stores, Inc.	93,003	6,707,376
Walgreens Boots Alliance, Inc.	52,505	4,232,953
Whole Foods Market, Inc.	18,979	538,055

		113,328,504

Energy – 7.1%
Anadarko Petroleum Corp.	31,282	1,982,028
Apache Corp.	23,355	1,491,684
Baker Hughes, Inc.	27,079	1,366,677
Cabot Oil & Gas Corp.	27,578	711,512
Chesapeake Energy Corp.(a)	34,688	217,494
Chevron Corp.	114,612	11,795,867
Cimarex Energy Co.	5,658	760,265
Concho Resources, Inc.(a)	8,600	1,181,210
ConocoPhillips	74,927	3,257,077
Devon Energy Corp.	32,401	1,429,208
EOG Resources, Inc.	33,271	3,217,638
EQT Corp.	10,257	744,863
Exxon Mobil Corp.	253,275	22,105,842
FMC Technologies, Inc.(a)	13,391	397,311
Halliburton Co.	52,167	2,341,255
Helmerich & Payne, Inc.	6,426	432,470
Hess Corp.	15,657	839,528
Kinder Morgan, Inc.	117,250	2,711,993
Marathon Oil Corp.	50,188	793,472
Marathon Petroleum Corp.	32,774	1,330,297
Murphy Oil Corp.	9,579	291,202
National Oilwell Varco, Inc.	22,316	819,890
Newfield Exploration Co.(a)	11,615	504,788
Noble Energy, Inc.	26,725	955,152
Occidental Petroleum Corp.	46,709	3,406,020
ONEOK, Inc.	12,496	642,169
Phillips 66	28,473	2,293,500
Pioneer Natural Resources Co.	9,976	1,852,044
Range Resources Corp.	10,059	389,786
Schlumberger, Ltd.	84,650	6,656,876
Southwestern Energy Co.(a)	28,056	388,295
Spectra Energy Corp.	42,257	1,806,487
Tesoro Corp.	7,116	566,149
Transocean, Ltd.	20,310	216,505
Valero Energy Corp.	28,923	1,532,919
Williams Cos., Inc.	42,258	1,298,588

		82,728,061

Financials – 12.6%
Affiliated Managers Group, Inc.(a)	3,224	466,513
Aflac, Inc.	25,353	1,822,120
Allstate Corp.	22,939	1,586,920
American Express Co.	48,912	3,132,324
American International Group, Inc.	62,101	3,685,073
Ameriprise Financial, Inc.	10,244	1,022,044
Aon PLC	16,165	1,818,401
Arthur J Gallagher & Co.	10,500	534,135
Assurant, Inc.	3,685	339,941
Bank of America Corp.	625,005	9,781,328
Bank of New York Mellon Corp.	65,294	2,603,925
BB&T Corp.	50,031	1,887,169
Berkshire Hathaway, Inc. Class B(a)	115,984	16,756,209
BlackRock, Inc.	7,616	2,760,495
Capital One Financial Corp.	31,095	2,233,554
Charles Schwab Corp.	73,104	2,307,893
Chubb, Ltd.	28,053	3,524,859
Cincinnati Financial Corp.	8,809	664,375
Citigroup, Inc.	178,627	8,436,553
Citizens Financial Group, Inc.	33,000	815,430
CME Group, Inc.	20,563	2,149,245
Comerica, Inc.	10,427	493,406
Discover Financial Services	25,428	1,437,953
E*TRADE Financial Corp.(a)	16,542	481,703
Fifth Third Bancorp	47,662	975,165
Franklin Resources, Inc.	22,989	817,719
Goldman Sachs Group, Inc.	23,546	3,797,263
Hartford Financial Services Group, Inc.	24,467	1,047,677
Huntington Bancshares, Inc.	65,491	645,741
Intercontinental Exchange, Inc.	7,237	1,949,358
Invesco, Ltd.	24,711	772,713
JPMorgan Chase & Co.	220,643	14,692,617
KeyCorp	64,496	784,916
Legg Mason, Inc.	6,227	208,480
Leucadia National Corp.	19,727	375,602
Lincoln National Corp.	14,182	666,270
Loews Corp.	15,919	655,067
M&T Bank Corp.	9,863	1,145,094
Marsh & McLennan Cos., Inc.	31,719	2,133,103
MetLife, Inc.	66,570	2,957,705
Moody’s Corp.	10,432	1,129,577
Morgan Stanley	91,575	2,935,895
Nasdaq, Inc.	6,775	457,584
Navient Corp.	19,613	283,800
Northern Trust Corp.	13,396	910,794

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
People’s United Financial, Inc.	18,466	$292,132
PNC Financial Services Group, Inc.	30,275	2,727,475
Principal Financial Group, Inc.	15,965	822,357
Progressive Corp.	36,149	1,138,694
Prudential Financial, Inc.	26,902	2,196,548
Regions Financial Corp.	75,046	740,704
S&P Global, Inc.	16,068	2,033,566
State Street Corp.(b)	22,378	1,558,180
SunTrust Banks, Inc.	30,936	1,354,997
Synchrony Financial	51,376	1,438,528
T Rowe Price Group, Inc.	15,355	1,021,108
Torchmark Corp.	6,612	422,441
Travelers Cos., Inc.	17,806	2,039,677
Unum Group	14,105	498,048
US Bancorp	98,622	4,229,898
Wells Fargo & Co.	277,303	12,278,977
Willis Towers Watson PLC	8,576	1,138,636
XL Group, Ltd.	16,848	566,598
Zions Bancorp	12,095	375,187

		146,957,459

Health Care – 14.3%
Abbott Laboratories	89,747	3,795,401
AbbVie, Inc.	98,543	6,215,107
Aetna, Inc.	21,244	2,452,620
Agilent Technologies, Inc.	20,393	960,306
Alexion Pharmaceuticals, Inc.(a)	13,673	1,675,489
Allergan PLC(a)	24,106	5,551,853
AmerisourceBergen Corp.	10,834	875,171
Amgen, Inc.	45,754	7,632,225
Anthem, Inc.	16,119	2,019,872
Baxter International, Inc.	29,879	1,422,240
Becton Dickinson and Co.	12,836	2,307,014
Biogen, Inc.(a)	13,384	4,189,594
Boston Scientific Corp.(a)	82,557	1,964,857
Bristol-Myers Squibb Co.	101,004	5,446,136
C.R. Bard, Inc.	4,535	1,017,110
Cardinal Health, Inc.	20,033	1,556,564
Celgene Corp.(a)	46,871	4,899,426
Centene Corp.(a)	10,100	676,296
Cerner Corp.(a)	18,637	1,150,835
Cigna Corp.	15,585	2,031,037
Cooper Cos., Inc.	3,000	537,780
Danaher Corp.	36,294	2,845,087
DaVita, Inc.(a)	9,628	636,122
DENTSPLY SIRONA, Inc.	14,634	869,699
Edwards Lifesciences Corp.(a)	13,010	1,568,486
Eli Lilly & Co.	59,018	4,736,785
Endo International PLC(a)	12,100	243,815
Express Scripts Holding Co.(a)	38,767	2,734,236
Gilead Sciences, Inc.	81,152	6,420,746
HCA Holdings, Inc.(a)	18,500	1,399,155
Henry Schein, Inc.(a)	4,900	798,602
Hologic, Inc.(a)	16,900	656,227
Humana, Inc.	9,090	1,607,930
Illumina, Inc.(a)	9,100	1,653,106
Intuitive Surgical, Inc.(a)	2,348	1,701,901
Johnson & Johnson	167,208	19,752,281
Laboratory Corp. of America Holdings(a)	6,075	835,191
Mallinckrodt PLC(a)	6,500	453,570
McKesson Corp.	13,624	2,271,802
Medtronic PLC	85,593	7,395,235
Merck & Co., Inc.	168,372	10,508,096
Mettler-Toledo International, Inc.(a)	1,600	671,728
Mylan NV(a)	27,602	1,052,188
Patterson Cos., Inc.	4,935	226,714
PerkinElmer, Inc.	6,486	363,929
Perrigo Co. PLC	8,486	783,512
Pfizer, Inc.	368,833	12,492,374
Quest Diagnostics, Inc.	8,842	748,298
Regeneron Pharmaceuticals, Inc.(a)	4,742	1,906,379
St. Jude Medical, Inc.	17,573	1,401,622
Stryker Corp.	19,094	2,222,733
Thermo Fisher Scientific, Inc.	24,012	3,819,349
UnitedHealth Group, Inc.	57,874	8,102,360
Universal Health Services, Inc. Class B	5,300	653,066
Varian Medical Systems, Inc.(a)	5,629	560,254
Vertex Pharmaceuticals, Inc.(a)	15,252	1,330,127
Waters Corp.(a)	5,050	800,374
Zimmer Biomet Holdings, Inc.	12,325	1,602,496
Zoetis, Inc.	30,220	1,571,742

		167,774,250

Industrials – 9.5%
3M Co.	36,729	6,472,752
Acuity Brands, Inc.	2,600	687,960
Alaska Air Group, Inc.	7,300	480,778
Allegion PLC	5,696	392,511
American Airlines Group, Inc.	34,300	1,255,723
AMETEK, Inc.	13,799	659,316
Boeing Co.	35,464	4,672,027
C.H. Robinson Worldwide, Inc.	8,479	597,430
Caterpillar, Inc.	35,324	3,135,711
Cintas Corp.	5,166	581,692
CSX Corp.	58,655	1,788,977
Cummins, Inc.	9,814	1,257,664
Deere & Co.	18,383	1,568,989
Delta Air Lines, Inc.	47,334	1,863,066
Dover Corp.	9,150	673,806
Dun & Bradstreet Corp.	2,155	294,416
Eaton Corp. PLC	27,925	1,834,952
Emerson Electric Co.	39,079	2,130,196
Equifax, Inc.	7,088	953,903
Expeditors International of Washington, Inc.	10,776	555,180
Fastenal Co.	17,158	716,861
FedEx Corp.	15,050	2,628,934
Flowserve Corp.	7,745	373,619
Fluor Corp.	8,204	421,029
Fortive Corp.	18,597	946,587
Fortune Brands Home & Security, Inc.	9,100	528,710
General Dynamics Corp.	17,472	2,710,956
General Electric Co.	547,288	16,210,671
Honeywell International, Inc.	46,278	5,395,552
Illinois Tool Works, Inc.	19,600	2,348,864

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Ingersoll-Rand PLC	15,984	$1,085,953
Jacobs Engineering Group, Inc.(a)	7,243	374,608
JB Hunt Transport Services, Inc.	5,300	430,042
Kansas City Southern	6,396	596,875
L-3 Communications Holdings, Inc.	4,838	729,232
Lockheed Martin Corp.	15,371	3,684,736
Masco Corp.	19,684	675,358
Nielsen Holdings PLC	22,325	1,195,950
Norfolk Southern Corp.	18,087	1,755,524
Northrop Grumman Corp.	11,025	2,358,799
PACCAR, Inc.	21,739	1,277,818
Parker-Hannifin Corp.	8,389	1,053,071
Pentair PLC	10,704	687,625
Pitney Bowes, Inc.	11,206	203,501
Quanta Services, Inc.(a)	8,907	249,307
Raytheon Co.	18,146	2,470,215
Republic Services, Inc.	14,089	710,790
Robert Half International, Inc.	7,766	294,021
Rockwell Automation, Inc.	8,126	994,135
Rockwell Collins, Inc.	7,731	652,033
Roper Technologies, Inc.	6,265	1,143,175
Ryder System, Inc.	3,166	208,798
Snap-on, Inc.	3,440	522,742
Southwest Airlines Co.	39,459	1,534,560
Stanley Black & Decker, Inc.	9,357	1,150,724
Stericycle, Inc.(a)	4,996	400,379
Textron, Inc.	15,933	633,337
TransDigm Group, Inc.(a)	3,300	954,096
Union Pacific Corp.	51,098	4,983,588
United Continental Holdings, Inc.(a)	17,900	939,213
United Parcel Service, Inc. Class B	41,991	4,592,136
United Rentals, Inc.(a)	5,200	408,148
United Technologies Corp.	47,251	4,800,702
Verisk Analytics, Inc.(a)	9,200	747,776
W.W. Grainger, Inc.	3,357	754,788
Waste Management, Inc.	25,235	1,608,984
Xylem, Inc.	10,558	553,767

		111,555,338

Information Technology – 20.8%
Accenture PLC Class A	38,118	4,656,876
Activision Blizzard, Inc.	41,700	1,847,310
Adobe Systems, Inc.(a)	30,244	3,282,684
Akamai Technologies, Inc.(a)	10,390	550,566
Alliance Data Systems Corp.(a)	3,496	749,997
Alphabet, Inc. Class A(a)	17,967	14,446,546
Alphabet, Inc. Class C(a)	17,987	13,981,115
Amphenol Corp. Class A	19,020	1,234,778
Analog Devices, Inc.	19,051	1,227,837
Apple, Inc.	329,124	37,207,468
Applied Materials, Inc.	66,754	2,012,633
Autodesk, Inc.(a)	11,906	861,161
Automatic Data Processing, Inc.	27,452	2,421,266
Broadcom, Ltd.	24,191	4,173,431
CA, Inc.	17,540	580,223
Cisco Systems, Inc.	306,090	9,709,175
Citrix Systems, Inc.(a)	9,189	783,087
Cognizant Technology Solutions Corp. Class A(a)	36,841	1,757,684
Corning, Inc.	66,126	1,563,880
CSRA, Inc.	8,112	218,213
eBay, Inc.(a)	64,345	2,116,951
Electronic Arts, Inc.(a)	18,579	1,586,647
F5 Networks, Inc.(a)	3,941	491,206
Facebook, Inc. Class A(a)	141,893	18,200,615
Fidelity National Information Services, Inc.	19,991	1,539,907
First Solar, Inc.(a)	4,521	178,534
Fiserv, Inc.(a)	13,662	1,358,959
FLIR Systems, Inc.	8,161	256,419
Global Payments, Inc.	9,676	742,730
Harris Corp.	7,402	678,097
Hewlett Packard Enterprise Co.	101,053	2,298,956
HP, Inc.	105,153	1,633,026
Intel Corp.	287,336	10,846,934
International Business Machines Corp.	53,795	8,545,336
Intuit, Inc.	15,637	1,720,226
Juniper Networks, Inc.	20,949	504,033
KLA-Tencor Corp.	9,232	643,563
Lam Research Corp.	9,977	944,922
Linear Technology Corp.	14,942	885,911
MasterCard, Inc. Class A	58,751	5,979,089
Microchip Technology, Inc.	13,383	831,620
Micron Technology, Inc.(a)	64,234	1,142,081
Microsoft Corp.	477,558	27,507,341
Motorola Solutions, Inc.	9,972	760,664
NetApp, Inc.	17,114	613,024
NVIDIA Corp.	32,644	2,236,767
Oracle Corp.	183,835	7,221,039
Paychex, Inc.	19,807	1,146,231
PayPal Holdings, Inc.(a)	66,945	2,742,737
Qorvo, Inc.(a)	7,600	423,624
QUALCOMM, Inc.	88,926	6,091,431
Red Hat, Inc.(a)	10,770	870,539
salesforce.com, Inc.(a)	38,995	2,781,513
Seagate Technology PLC	17,724	683,260
Skyworks Solutions, Inc.	11,300	860,382
Symantec Corp.	38,060	955,306
TE Connectivity, Ltd.	22,051	1,419,643
Teradata Corp.(a)	7,707	238,917
Texas Instruments, Inc.	61,293	4,301,543
Total System Services, Inc.	9,976	470,368
VeriSign, Inc.(a)	5,701	446,046
Visa, Inc. Class A	115,860	9,581,622
Western Digital Corp.	17,553	1,026,324
Western Union Co.	29,145	606,799
Xerox Corp.	56,409	571,423
Xilinx, Inc.	15,060	818,360
Yahoo!, Inc.(a)	53,182	2,292,144

		243,058,739

Materials – 2.8%
Air Products & Chemicals, Inc.	13,202	1,984,789
Albemarle Corp.	6,700	572,783
Alcoa, Inc.	77,960	790,514
Avery Dennison Corp.	5,270	409,953

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Ball Corp.	10,866	$890,469
CF Industries Holdings, Inc.	13,820	336,517
Dow Chemical Co.	68,638	3,557,508
E.I. du Pont de Nemours & Co.	53,318	3,570,706
Eastman Chemical Co.	8,836	598,020
Ecolab, Inc.	16,101	1,959,814
FMC Corp.	7,878	380,823
Freeport-McMoRan, Inc.	82,340	894,212
International Flavors & Fragrances, Inc.	4,751	679,250
International Paper Co.	25,403	1,218,836
LyondellBasell Industries NV Class A	20,948	1,689,666
Martin Marietta Materials, Inc.	3,945	706,589
Monsanto Co.	26,461	2,704,314
Mosaic Co.	20,684	505,931
Newmont Mining Corp.	32,633	1,282,151
Nucor Corp.	19,748	976,539
Owens-Illinois, Inc.(a)	9,637	177,224
PPG Industries, Inc.	16,354	1,690,349
Praxair, Inc.	17,311	2,091,688
Sealed Air Corp.	11,723	537,148
Sherwin-Williams Co.	4,809	1,330,458
Vulcan Materials Co.	8,271	940,661
WestRock Co.	14,936	724,097

		33,201,009

Real Estate – 3.0%
American Tower Corp. REIT	26,018	2,948,620
Apartment Investment & Management Co. Class A REIT	9,287	426,366
AvalonBay Communities, Inc. REIT	8,469	1,506,127
Boston Properties, Inc. REIT	9,446	1,287,395
CBRE Group, Inc. Class A REIT(a)	17,267	483,131
Crown Castle International Corp. REIT	20,558	1,936,769
Digital Realty Trust, Inc. REIT	9,200	893,504
Equinix, Inc. REIT	4,243	1,528,541
Equity Residential REIT	22,519	1,448,647
Essex Property Trust, Inc. REIT	4,045	900,822
Extra Space Storage, Inc. REIT	7,400	587,634
Federal Realty Investment Trust REIT	4,200	646,506
General Growth Properties, Inc. REIT	36,158	997,961
HCP, Inc. REIT	28,923	1,097,628
Host Hotels & Resorts, Inc. REIT	44,262	689,159
Iron Mountain, Inc. REIT	14,181	532,213
Kimco Realty Corp. REIT	24,853	719,494
Macerich Co. REIT	7,455	602,886
Prologis, Inc. REIT	32,152	1,721,418
Public Storage REIT	8,935	1,993,756
Realty Income Corp. REIT	16,000	1,070,880
Simon Property Group, Inc. REIT	18,880	3,908,349
SL Green Realty Corp. REIT	6,300	681,030
UDR, Inc. REIT	15,800	568,642
Ventas, Inc. REIT	20,797	1,468,892
Vornado Realty Trust REIT	10,968	1,110,071
Welltower, Inc. REIT	21,819	1,631,407
Weyerhaeuser Co. REIT	46,087	1,472,019

		34,859,867

Telecommunication Services – 2.6%
AT&T, Inc.	374,287	15,199,795
CenturyLink, Inc.	33,992	932,400
Frontier Communications Corp.	69,506	289,145
Level 3 Communications, Inc.(a)	17,200	797,736
Verizon Communications, Inc.	247,915	12,886,622

		30,105,698

Utilities – 3.2%
AES Corp.	39,036	501,613
Alliant Energy Corp.	13,500	517,185
Ameren Corp.	14,404	708,389
American Electric Power Co., Inc.	29,909	1,920,457
American Water Works Co., Inc.	11,100	830,724
CenterPoint Energy, Inc.	25,476	591,807
CMS Energy Corp.	16,555	695,476
Consolidated Edison, Inc.	18,752	1,412,026
Dominion Resources, Inc.	37,294	2,769,825
DTE Energy Co.	11,145	1,043,952
Duke Energy Corp.	42,092	3,369,044
Edison International	20,114	1,453,236
Entergy Corp.	11,098	851,550
Eversource Energy	19,717	1,068,267
Exelon Corp.	56,084	1,867,036
FirstEnergy Corp.	25,193	833,384
NextEra Energy, Inc.	28,564	3,493,948
NiSource, Inc.	19,004	458,186
NRG Energy, Inc.	18,702	209,649
PG&E Corp.	30,314	1,854,307
Pinnacle West Capital Corp.	6,604	501,838
PPL Corp.	41,619	1,438,769
Public Service Enterprise Group, Inc.	31,288	1,310,029
SCANA Corp.	8,499	615,073
Sempra Energy	14,662	1,571,620
Southern Co.	59,759	3,065,637
WEC Energy Group, Inc.	19,582	1,172,570
Xcel Energy, Inc.	31,351	1,289,780

		37,415,377

TOTAL COMMON STOCKS (Cost $890,252,628)		1,144,385,806

SHORT-TERM INVESTMENT – 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(c)(d) (Cost $21,622,882)	21,622,882	21,622,882

TOTAL INVESTMENTS – 99.8% (Cost $911,875,510)		1,166,008,688
Other Assets in Excess of Liabilities – 0.2%		2,711,937

NET ASSETS – 100.0%		$1,168,720,625

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT	Real Estate Investment Trust

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	12/16/2016	214	$23,116,280	$46,576

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$143,401,504	$–	$–	$143,401,504
Consumer Staples	113,328,504	–	–	113,328,504
Energy	82,728,061	–	–	82,728,061
Financials	146,957,459	–	–	146,957,459
Health Care	167,774,250	–	–	167,774,250
Industrials	111,555,338	–	–	111,555,338
Information Technology	243,058,739	–	–	243,058,739
Materials	33,201,009	–	–	33,201,009
Real Estate	34,859,867	–	–	34,859,867
Telecommunication Services	30,105,698	–	–	30,105,698
Utilities	37,415,377	–	–	37,415,377
Short-Term Investment	21,622,882	–	–	21,622,882

Total Investments	$1,166,008,688	$–	$–	$1,166,008,688

Other Financial Instruments:
Futures Contracts(a)	46,576	–	–	46,576

Total Investments and Other Financial Instruments	$1,166,055,264	$–	$–	$1,166,055,264

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Corp.	12,078	$801,496	12,200	1,900	22,378	$1,558,180	$18,043	$231
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,664,695	8,664,695	611,868,593	598,910,406	21,622,882	21,622,882	37,934	–

Total		$9,466,191				$23,181,062	$55,977	$231

See accompanying notes to schedules of investments.

State Street Clarion Global Infrastructure & MLP Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Clarion Global Infrastructure & MLP Portfolio, a series of SSGA Active Trust. The schedule of investments for the State Street Clarion Global Infrastructure & MLP Portfolio follows.

State Street Clarion Global Infrastructure & MLP Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.2%
Australia – 5.9%
Spark Infrastructure Group	62,372	$110,699
Sydney Airport	39,776	213,174
Transurban Group Stapled Security	47,307	413,377

		737,250

Canada – 10.7%
Canadian Pacific Railway, Ltd.	2,300	350,342
Enbridge, Inc.	11,900	522,088
Fortis, Inc.	6,700	215,083
Pembina Pipeline Corp.	8,200	249,447

		1,336,960

France – 4.0%
Vinci SA	6,578	503,934

Hong Kong – 0.7%
China Gas Holdings, Ltd.	52,000	82,740

Italy – 1.8%
Ei Towers SpA(a)	2,053	108,173
Infrastrutture Wireless Italiane SpA(b)	12,800	63,021
Snam SpA	10,515	58,328

		229,522

Japan – 4.8%
Central Japan Railway Co.	1,200	205,730
East Japan Railway Co.	2,900	262,127
Hokkaido Electric Power Co., Inc.	15,200	129,940

		597,797

Mexico – 1.6%
Grupo Aeroportuario del Sureste SAB de CV Class B	7,115	104,507
OHL Mexico SAB de CV(a)	70,400	93,559

		198,066

South Korea – 1.1%
Korea Electric Power Corp.	2,772	135,790

Spain – 7.0%
Abertis Infraestructuras SA	17,384	270,941
Enagas SA	4,069	122,454
Ferrovial SA	13,762	293,148
Red Electrica Corp. SA	8,915	192,432

		878,975

Switzerland – 1.3%
Flughafen Zuerich AG	861	168,685

United Kingdom – 3.2%
National Grid PLC	19,318	273,424
United Utilities Group PLC	9,448	122,988

		396,412

United States – 56.1%
American Electric Power Co., Inc.	3,800	243,998
American Tower Corp. REIT	3,900	441,987
Boardwalk Pipeline Partners L.P.(c)	5,100	87,516
Crown Castle International Corp. REIT	6,235	587,400
DTE Energy Co.	3,584	335,713
Edison International	2,209	159,600
Enbridge Energy Management LLC(a)	5,768	146,738
Enbridge Energy Partners L.P.(c)	5,400	137,322
Energy Transfer Partners L.P.(c)	4,129	152,773
Enterprise Products Partners L.P.(c)	14,700	406,161
Eversource Energy	1,762	95,465
ITC Holdings Corp.	1,300	60,424
Kinder Morgan, Inc.	23,400	541,242
Magellan Midstream Partners L.P.(c)	2,200	155,628
MPLX L.P.(c)	6,300	213,318
NextEra Energy Partners L.P.	4,131	115,544
NextEra Energy, Inc.	3,110	380,415
Norfolk Southern Corp.	2,900	281,474
NRG Yield, Inc. Class A	11,700	190,944
Pattern Energy Group, Inc.	4,100	92,209
PG&E Corp.	5,700	348,669
Sempra Energy	4,505	482,891
Tallgrass Energy Partners L.P.(c)	4,300	207,260
Targa Resources Corp.	2,500	122,775
Tesoro Logistics L.P.(c)	2,100	101,724
Valero Energy Partners L.P.(c)	3,300	144,177
Westar Energy, Inc.	2,000	113,500
Western Gas Partners L.P.(c)	1,300	71,565
Williams Cos., Inc.	11,100	341,103
Williams Partners L.P.(c)	1,700	63,223
Xcel Energy, Inc.	4,900	201,586

		7,024,344

TOTAL COMMON STOCKS (Cost $10,589,448)		12,290,475

SHORT-TERM INVESTMENT – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(d)(e) (Cost $101,875)	101,875	101,875

TOTAL INVESTMENTS – 99.0% (Cost $10,691,323)		12,392,350
Other Assets in Excess of Liabilities – 1.0%		131,412

NET ASSETS – 100.0%		$12,523,762

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Master Limited Partnership. Total market value of such securities represents $1,740,667 or 13.9% of net assets.

See accompanying notes to schedules of investments.

State Street Clarion Global Infrastructure & MLP Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

(e)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$737,250	$–	$–	$737,250
Canada	1,336,960	–	–	1,336,960
France	503,934	–	–	503,934
Hong Kong	82,740	–	–	82,740
Italy	229,522	–	–	229,522
Japan	597,797	–	–	597,797
Mexico	198,066	–	–	198,066
South Korea	135,790	–	–	135,790
Spain	878,975	–	–	878,975
Switzerland	168,685	–	–	168,685
United Kingdom	396,412	–	–	396,412
United States	7,024,344	–	–	7,024,344
Short-Term Investment	101,875	–	–	101,875

Total Investments	$12,392,350	$–	$–	$12,392,350

Affiliate Table

	Number of shares held at 6/30/16	Value at 6/30/16	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	789,440	$789,440	1,042,461	1,730,026	101,875	$101,875	$269	$–

Total		$789,440				$101,875	$269	$–

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES
Advertising – 0.1%
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$26,737
Omnicom Group, Inc. 3.60%, 4/15/2026	50,000	52,804
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,651

		106,192

Aerospace & Defense – 0.4%
Boeing Co.:
0.95%, 5/15/2018	25,000	24,924
2.60%, 10/30/2025	35,000	35,985
3.38%, 6/15/2046	25,000	25,010
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	50,187
General Dynamics Corp. 2.25%, 11/15/2022	25,000	25,493
Harris Corp. 3.83%, 4/27/2025	50,000	52,829
L-3 Communications Corp. 4.95%, 2/15/2021	25,000	27,495
Lockheed Martin Corp.:
2.50%, 11/23/2020	100,000	103,152
3.60%, 3/1/2035	50,000	51,112
4.70%, 5/15/2046	60,000	70,847
Northrop Grumman Corp.:
3.25%, 8/1/2023	50,000	53,356
4.75%, 6/1/2043	25,000	29,365
Raytheon Co.:
3.13%, 10/15/2020	25,000	26,502
4.20%, 12/15/2044	25,000	28,655
Textron, Inc. 4.00%, 3/15/2026	50,000	52,408
United Technologies Corp.:
1.78%, 5/4/2018(a)	75,000	75,434
4.50%, 6/1/2042	50,000	57,747
6.13%, 2/1/2019	25,000	27,716
6.13%, 7/15/2038	50,000	67,819

		886,036

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	155,288
4.00%, 1/31/2024	25,000	27,910
4.50%, 5/2/2043	25,000	28,080
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	50,000	54,050
Philip Morris International, Inc.: 1.88%, 1/15/2019	50,000	50,616
2.13%, 5/10/2023	75,000	74,788
2.75%, 2/25/2026	25,000	25,639
4.13%, 3/4/2043	25,000	26,946
4.50%, 3/26/2020	25,000	27,446
4.50%, 3/20/2042	50,000	56,360
Reynolds American, Inc.:
2.30%, 6/12/2018	100,000	101,437
4.00%, 6/12/2022	50,000	54,253
5.70%, 8/15/2035	25,000	30,815
5.85%, 8/15/2045	25,000	32,333

		745,961

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	22,835	23,862
American Airlines 2016-2 Pass Through Trust Class A Series A, 3.65%, 12/15/2029	50,000	52,125
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,749
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	51,000

		152,736

Auto Manufacturers – 0.6%
American Honda Finance Corp.:
2.45%, 9/24/2020	75,000	77,088
Series MTN, 2.25%, 8/15/2019	25,000	25,542
Ford Motor Co. 4.75%, 1/15/2043	50,000	52,050
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	50,000	50,081
3.10%, 5/4/2023	50,000	50,367
3.34%, 3/18/2021	150,000	154,346
4.39%, 1/8/2026	50,000	53,503
General Motors Co.:
3.50%, 10/2/2018	25,000	25,688
6.60%, 4/1/2036	100,000	120,272
6.75%, 4/1/2046	25,000	31,378
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	35,595
3.20%, 7/13/2020	25,000	25,487
3.20%, 7/6/2021	100,000	100,980
3.70%, 5/9/2023	100,000	101,708
4.00%, 1/15/2025	35,000	35,343
PACCAR Financial Corp. Series MTN, 1.65%, 2/25/2019	100,000	100,643
Toyota Motor Credit Corp.:
1.90%, 4/8/2021	75,000	75,410
Series GMTN, 2.80%, 7/13/2022	25,000	26,068
Series MTN, 1.40%, 5/20/2019	75,000	74,949

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Auto Manufacturers – (continued)
Series MTN, 1.70%, 2/19/2019	$25,000	$25,177
Series MTN, 2.10%, 1/17/2019	50,000	50,837

		1,292,512

Auto Parts & Equipment – 0.0%(c)
Delphi Automotive PLC 4.25%, 1/15/2026	25,000	27,340
Johnson Controls, Inc.:
1.40%, 11/2/2017	25,000	24,971
3.63%, 7/2/2024	25,000	26,636

		78,947

Banks – 6.0%
Australia & New Zealand Banking Group, Ltd. 2.30%, 6/1/2021	100,000	101,627
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,680
Bank of America Corp.:
2.63%, 4/19/2021	100,000	101,598
3.50%, 4/19/2026	130,000	135,395
5.70%, 1/24/2022	50,000	58,012
6.11%, 1/29/2037	75,000	90,601
Series L, 2.60%, 1/15/2019	50,000	50,976
Series L, 2.65%, 4/1/2019	300,000	306,381
Series L, 3.95%, 4/21/2025	50,000	51,624
Series MTN, 4.00%, 4/1/2024	50,000	53,659
Series MTN, 4.13%, 1/22/2024	25,000	27,077
Series MTN, 4.20%, 8/26/2024	50,000	52,797
Series MTN, 4.88%, 4/1/2044	50,000	58,248
Series MTN, 5.00%, 5/13/2021	50,000	55,779
Series MTN, 5.63%, 7/1/2020	50,000	56,181
Bank of America NA 1.65%, 3/26/2018	100,000	100,353
Bank of Montreal:
1.40%, 4/10/2018	25,000	25,000
Series MTN, 1.45%, 4/9/2018	25,000	25,025
Series MTN, 1.90%, 8/27/2021	50,000	49,759
Series MTN, 2.55%, 11/6/2022	30,000	30,651
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	100,000	101,692
Series G, 3.00%, 2/24/2025	100,000	103,679
Series MTN, 2.20%, 3/4/2019	25,000	25,426
Bank of Nova Scotia:
1.95%, 1/15/2019	100,000	100,971
2.35%, 10/21/2020	100,000	102,049
Barclays Bank PLC 5.14%, 10/14/2020	100,000	107,708
Barclays PLC:
4.38%, 1/12/2026	50,000	51,726
5.20%, 5/12/2026	75,000	77,244
5.25%, 8/17/2045	25,000	27,871
BB&T Corp.:
Series MTN, 2.25%, 2/1/2019	25,000	25,444
Series MTN, 2.63%, 6/29/2020	50,000	51,646
BNP Paribas SA:
5.00%, 1/15/2021	100,000	111,860
Series MTN, 2.70%, 8/20/2018	50,000	50,999
BPCE SA Series MTN, 2.50%, 7/15/2019	100,000	102,371
Branch Banking & Trust Co.:
1.45%, 5/10/2019	50,000	50,029
3.63%, 9/16/2025	25,000	26,658
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,936
3.75%, 7/28/2026	25,000	24,945
Capital One NA/Mclean:
2.35%, 8/17/2018	50,000	50,608
2.95%, 7/23/2021	75,000	77,262
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	100,093
2.35%, 8/2/2021	50,000	50,174
2.50%, 9/26/2018	50,000	50,798
2.55%, 4/8/2019	50,000	50,999
2.70%, 3/30/2021	175,000	178,626
3.75%, 6/16/2024	25,000	26,534
4.30%, 11/20/2026	50,000	52,184
4.45%, 9/29/2027	150,000	156,678
5.30%, 5/6/2044	50,000	55,752
6.68%, 9/13/2043	75,000	97,466
Citizens Bank NA/Providence 2.50%, 3/14/2019	50,000	50,813
Commonwealth Bank of Australia:
2.55%, 3/15/2021	100,000	102,490
Series GMTN, 1.63%, 3/12/2018	50,000	50,154
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	50,000	50,809
3.88%, 2/8/2022	50,000	54,541
4.38%, 8/4/2025	50,000	52,690
4.50%, 1/11/2021	50,000	55,330
5.75%, 12/1/2043	50,000	60,793
Credit Suisse AG:
5.30%, 8/13/2019	100,000	109,158
6.00%, 2/15/2018	25,000	26,308
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	100,000	101,024
3.80%, 6/9/2023(d)	100,000	101,638
Deutsche Bank AG:
2.50%, 2/13/2019	75,000	72,603
2.95%, 8/20/2020	50,000	47,964
3.70%, 5/30/2024	50,000	47,877
Discover Bank/Greenwood 3.45%, 7/27/2026	25,000	24,986
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,767

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Fifth Third Bank:
2.25%, 6/14/2021	$50,000	$50,785
3.85%, 3/15/2026	25,000	26,605
FMS Wertmanagement AoeR 1.00%, 8/16/2019	125,000	124,600
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	50,368
2.55%, 10/23/2019	25,000	25,514
2.63%, 1/31/2019	200,000	204,224
2.63%, 4/25/2021	150,000	152,044
2.88%, 2/25/2021	25,000	25,656
2.90%, 7/19/2018	50,000	51,140
3.50%, 1/23/2025	50,000	51,392
3.63%, 1/22/2023	25,000	26,337
3.75%, 2/25/2026	50,000	52,666
4.00%, 3/3/2024	50,000	53,521
5.95%, 1/15/2027	50,000	58,583
6.75%, 10/1/2037	150,000	189,998
Series MTN, 4.80%, 7/8/2044	50,000	55,865
HSBC Holdings PLC:
2.95%, 5/25/2021	100,000	101,551
4.30%, 3/8/2026	100,000	107,153
5.10%, 4/5/2021	50,000	55,258
6.50%, 9/15/2037	200,000	257,668
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	100,019
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,897
2.60%, 8/2/2018	50,000	50,792
Industrial & Commercial Bank of China, Ltd. 3.23%, 11/13/2019	50,000	51,992
International Finance Corp. 1.75%, 9/16/2019	25,000	25,467
JPMorgan Chase & Co.:
1.63%, 5/15/2018	50,000	50,100
2.25%, 1/23/2020	150,000	151,855
2.35%, 1/28/2019	50,000	50,845
2.40%, 6/7/2021	300,000	303,353
2.95%, 10/1/2026	100,000	100,366
3.38%, 5/1/2023	75,000	76,862
3.88%, 2/1/2024	50,000	53,860
4.13%, 12/15/2026	50,000	53,071
4.25%, 10/1/2027	80,000	85,992
4.85%, 2/1/2044	50,000	60,490
4.95%, 6/1/2045	50,000	56,190
5.40%, 1/6/2042	50,000	62,141
Series H, 1.70%, 3/1/2018	150,000	150,574
KeyBank NA 3.40%, 5/20/2026	25,000	25,501
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,358
Series MTN, 2.90%, 9/15/2020	50,000	51,909
KFW:
Zero Coupon, 6/29/2037	50,000	29,236
0.88%,12/15/2017	75,000	75,001
1.00%,1/26/2018	200,000	200,262
1.00%, 6/11/2018	25,000	25,023
1.00%, 7/15/2019	100,000	99,663
1.50%, 2/6/2019	250,000	252,625
1.50%, 6/15/2021	200,000	201,026
1.88%, 4/1/2019	25,000	25,503
2.00%, 5/2/2025	100,000	101,944
2.13%, 1/17/2023	100,000	103,298
2.50%, 11/20/2024	50,000	52,939
2.63%, 1/25/2022	50,000	52,985
4.50%, 7/16/2018	75,000	79,697
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	50,000	50,079
2.00%, 1/13/2025	25,000	25,470
2.25%, 10/1/2021	50,000	51,963
Series GMTN, 1.75%, 7/27/2026	50,000	49,754
Lloyds Bank PLC 2.40%, 3/17/2020	125,000	126,859
Lloyds Banking Group PLC 4.65%, 3/24/2026	50,000	51,441
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/2026	25,000	27,123
Morgan Stanley:
2.13%, 4/25/2018	25,000	25,218
2.50%, 4/21/2021	175,000	176,781
2.80%, 6/16/2020	50,000	51,289
3.75%, 2/25/2023	50,000	53,045
3.95%, 4/23/2027	25,000	25,948
6.38%, 7/24/2042	65,000	87,742
Series GMTN, 2.38%, 7/23/2019	50,000	50,872
Series GMTN, 2.45%, 2/1/2019	200,000	203,570
Series GMTN, 3.88%, 1/27/2026	125,000	132,611
Series GMTN, 4.35%, 9/8/2026	50,000	53,078
Series MTN, 2.20%, 12/7/2018	50,000	50,566
Series MTN, 3.13%, 7/27/2026	25,000	25,185
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,605
1.88%, 7/12/2021	25,000	24,854
2.50%, 7/12/2026	50,000	49,327
Oesterreichische Kontrollbank AG:
1.13%, 5/29/2018	50,000	50,115
1.13%, 4/26/2019	25,000	25,001
1.63%, 3/12/2019	25,000	25,318
PNC Bank NA 2.40%, 10/18/2019	200,000	204,518
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	50,000	52,933
3.90%, 4/29/2024	50,000	53,671
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,989

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Royal Bank of Canada:
2.00%, 12/10/2018	$50,000	$50,580
2.30%, 3/22/2021	125,000	128,154
2.50%, 1/19/2021	100,000	102,952
Series GMTN, 1.63%, 4/15/2019	50,000	50,135
Series MTN, 1.50%, 1/16/2018	50,000	50,121
Santander Holdings USA, Inc. 4.50%, 7/17/2025	50,000	51,878
Santander UK Group Holdings PLC 2.88%, 10/16/2020	100,000	100,614
Santander UK PLC 3.05%, 8/23/2018	25,000	25,551
Sumitomo Mitsui Banking Corp. Series GMTN, 1.95%, 7/23/2018	100,000	100,515
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/9/2021	100,000	102,859
3.78%, 3/9/2026	30,000	32,441
SunTrust Banks, Inc. 2.35%, 11/1/2018	25,000	25,378
Svenska Handelsbanken AB 2.40%, 10/1/2020	75,000	76,486
Toronto-Dominion Bank:
1.45%, 8/13/2019	25,000	24,926
Series GMTN, 1.75%, 7/23/2018	50,000	50,303
Series GMTN, 2.50%, 12/14/2020	50,000	51,362
Series MTN, 1.95%, 1/22/2019	50,000	50,592
UBS AG:
Series GMTN, 1.80%, 3/26/2018	50,000	50,103
Series GMTN, 2.35%, 3/26/2020	100,000	101,873
US Bancorp:
3.10%, 4/27/2026	50,000	51,339
Series MTN, 2.20%, 4/25/2019	25,000	25,489
Series MTN, 2.35%, 1/29/2021	100,000	102,595
Series MTN, 3.60%, 9/11/2024	25,000	26,718
Wells Fargo & Co.:
2.10%, 7/26/2021	50,000	49,832
2.15%, 1/15/2019	25,000	25,321
2.50%, 3/4/2021	50,000	50,748
4.13%, 8/15/2023	25,000	26,691
4.48%, 1/16/2024	25,000	27,274
5.61%, 1/15/2044	175,000	207,933
Series GMTN, 4.30%, 7/22/2027	50,000	53,960
Series MTN, 3.00%, 1/22/2021	50,000	51,732
Series MTN, 3.30%, 9/9/2024	150,000	156,315
Series MTN, 3.55%, 9/29/2025	50,000	52,529
Wells Fargo Bank NA 1.65%, 1/22/2018	250,000	250,775
Wells Fargo Capital 5.95%, 12/1/2086	25,000	27,438
Westpac Banking Corp.:
1.55%, 5/25/2018	100,000	100,179
2.25%, 1/17/2019	125,000	126,946
2.85%, 5/13/2026	50,000	50,601

		13,859,723

Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	150,000	151,417
2.15%, 2/1/2019	25,000	25,385
2.65%, 2/1/2021	155,000	159,830
3.30%, 2/1/2023	50,000	52,734
3.65%, 2/1/2026	150,000	160,699
4.70%, 2/1/2036	75,000	86,292
4.90%, 2/1/2046	150,000	179,263
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	50,883
3.75%, 7/15/2042	50,000	50,640
Coca-Cola Co.:
1.15%, 4/1/2018	25,000	25,015
1.38%, 5/30/2019	75,000	75,154
1.65%, 11/1/2018	25,000	25,355
2.88%, 10/27/2025	25,000	26,261
3.20%, 11/1/2023	25,000	26,857
Diageo Capital PLC 2.63%, 4/29/2023	75,000	77,246
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	27,825
Dr Pepper Snapple Group, Inc. 2.00%, 1/15/2020	25,000	25,204
Molson Coors Brewing Co.:
3.00%, 7/15/2026	50,000	50,385
4.20%, 7/15/2046	30,000	31,333
PepsiCo, Inc.:
1.50%, 2/22/2019	135,000	135,645
1.85%, 4/30/2020	25,000	25,303
2.85%, 2/24/2026	85,000	89,146
3.60%, 3/1/2024	25,000	27,488
4.45%, 4/14/2046	25,000	29,549
4.60%, 7/17/2045	25,000	29,899

		1,644,808

Biotechnology – 0.4%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	50,918
3.63%, 5/22/2024	100,000	107,152
4.66%, 6/15/2051(d)	75,000	79,813
6.38%, 6/1/2037	50,000	64,411
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,984
4.05%, 9/15/2025	50,000	54,289
5.20%, 9/15/2045	25,000	29,347

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Biotechnology – (continued)
Celgene Corp.:
2.13%, 8/15/2018	$50,000	$50,519
2.88%, 8/15/2020	25,000	25,864
3.63%, 5/15/2024	25,000	26,302
3.88%, 8/15/2025	25,000	26,736
4.63%, 5/15/2044	50,000	52,729
Gilead Sciences, Inc.:
1.85%, 9/4/2018	50,000	50,464
1.95%, 3/1/2022	5,000	5,017
2.55%, 9/1/2020	50,000	51,520
2.95%, 3/1/2027	25,000	25,315
3.65%, 3/1/2026	85,000	91,327
4.15%, 3/1/2047	20,000	20,476
4.40%, 12/1/2021	25,000	27,867
4.50%, 2/1/2045	25,000	26,812
4.75%, 3/1/2046	25,000	27,907
4.80%, 4/1/2044	25,000	28,006

		948,775

Chemicals – 0.4%
Airgas, Inc. 3.05%, 8/1/2020	25,000	26,274
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,901
5.88%, 6/15/2021	10,000	11,457
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,915
5.15%, 3/15/2034	50,000	49,813
Dow Chemical Co.:
3.00%, 11/15/2022	25,000	25,896
4.25%, 11/15/2020	25,000	27,092
4.25%, 10/1/2034	50,000	51,355
4.38%, 11/15/2042	50,000	50,557
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	26,340
4.50%, 1/15/2021	50,000	54,333
Ecolab, Inc. 4.35%, 12/8/2021	25,000	28,059
EI du Pont de Nemours & Co.:
3.63%, 1/15/2021	25,000	26,785
4.63%, 1/15/2020	50,000	54,702
6.00%, 7/15/2018	25,000	27,029
Lubrizol Corp. 8.88%, 2/1/2019	25,000	29,195
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	26,977
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	24,745
5.00%, 4/15/2019	100,000	107,248
Monsanto Co.:
2.75%, 7/15/2021	50,000	51,303
3.60%, 7/15/2042	50,000	43,988
4.70%, 7/15/2064	25,000	23,715
Mosaic Co. 5.63%, 11/15/2043	25,000	27,158
Potash Corp. of Saskatchewan, Inc. 3.00%, 4/1/2025	50,000	50,158
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,385
Praxair, Inc.:
1.25%, 11/7/2018	50,000	50,042
3.20%, 1/30/2026	25,000	26,777
3.55%, 11/7/2042	25,000	26,063

		1,008,262

Commercial Services – 0.1%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,605
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	24,689
George Washington University Series 2016, 3.55%, 9/15/2046	25,000	24,379
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	57,095
Moody’s Corp. 2.75%, 7/15/2019	50,000	51,320
S&P Global, Inc. 3.30%, 8/14/2020	50,000	52,486
University of Southern California 3.03%, 10/1/2039	25,000	24,674
Western Union Co. 3.35%, 5/22/2019	25,000	25,555

		280,803

Construction Materials – 0.0%(c)
Vulcan Materials Co. 7.50%, 6/15/2021	25,000	30,313

Distribution & Wholesale – 0.0%(c)
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	29,392

Diversified Financial Services – 1.1%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.50%, 5/15/2021	300,000	313,875
Air Lease Corp.:
3.00%, 9/15/2023	25,000	24,672
4.25%, 9/15/2024	25,000	26,159
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,648
2.25%, 5/5/2021	100,000	101,490
Series GMTN, 2.25%, 8/15/2019	50,000	50,899
Series MTN, 1.80%, 7/31/2018	50,000	50,275
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	53,752
Bear Stearns Cos. LLC 6.40%, 10/2/2017	50,000	52,409
BlackRock, Inc. 3.50%, 3/18/2024	25,000	27,249
Charles Schwab Corp. 3.45%, 2/13/2026	50,000	53,822
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	67,572
Discover Financial Services 3.85%, 11/21/2022	50,000	51,394

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co.:
2.34%, 11/15/2020	$200,000	$205,384
4.42%, 11/15/2035	200,000	224,460
General Electric Co.:
3.45%, 5/15/2024	50,000	54,276
4.65%, 10/17/2021	50,000	56,988
5.30%, 2/11/2021	25,000	28,661
Series GMTN, 2.30%, 1/14/2019	25,000	25,575
Series MTN, 5.88%, 1/14/2038	50,000	66,876
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	28,733
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	51,875
3.75%, 12/1/2025	30,000	32,390
Invesco Finance PLC 3.75%, 1/15/2026	50,000	53,408
Jefferies Group LLC 6.50%, 1/20/2043	50,000	51,712
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	50,000	50,281
4.02%, 11/1/2032	50,000	53,979
3 month USD LIBOR + 2.91%, 4.75%, 4/30/2043(b)	75,000	75,000
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	100,000	101,853
Synchrony Financial 2.60%, 1/15/2019	50,000	50,615
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	25,000	27,767
Visa, Inc.:
1.20%, 12/14/2017	100,000	100,311
2.80%, 12/14/2022	25,000	26,185
3.15%, 12/14/2025	50,000	52,811
4.30%, 12/14/2045	50,000	57,876

		2,401,232

Electric – 1.7%
Alabama Power Co. 3.85%, 12/1/2042	75,000	78,646
Ameren Corp. 3.65%, 2/15/2026	50,000	53,372
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	52,101
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	27,068
7.00%, 4/1/2038	25,000	34,484
Arizona Public Service Co. 3.75%, 5/15/2046	25,000	25,983
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	68,760
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	80,000	81,729
5.15%, 11/15/2043	50,000	60,174
6.50%, 9/15/2037	80,000	109,696
Black Hills Corp. 3.15%, 1/15/2027	25,000	25,196
Cleco Corporate Holdings LLC 4.97%, 5/1/2046(d)	20,000	21,930
Commonwealth Edison Co. 4.00%, 8/1/2020	100,000	107,987
Consolidated Edison Co. of New York, Inc.:
4.45%, 3/15/2044	75,000	85,480
Series 06-B, 6.20%, 6/15/2036	25,000	33,299
Consolidated Edison, Inc. 2.00%, 5/15/2021	30,000	30,008
Consumers Energy Co. 3.25%, 8/15/2046	50,000	48,943
Dominion Resources, Inc.:
4.70%, 12/1/2044	30,000	33,158
Series D, 2.85%, 8/15/2026	25,000	24,751
DTE Electric Co. 3.70%, 6/1/2046	25,000	26,272
DTE Energy Co.:
2.40%, 12/1/2019	25,000	25,466
3.30%, 6/15/2022	25,000	26,395
Duke Energy Carolinas LLC 4.25%, 12/15/2041	130,000	143,913
Duke Energy Corp.:
2.10%, 6/15/2018	72,000	72,794
2.65%, 9/1/2026	50,000	49,281
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	70,557
Duke Energy Progress LLC 2.80%, 5/15/2022	100,000	104,610
Edison International 2.95%, 3/15/2023	50,000	51,590
Emera US Finance L.P.:
2.15%, 6/15/2019(d)	100,000	100,744
4.75%, 6/15/2046(d)	30,000	32,062
Entergy Corp. 4.00%, 7/15/2022	50,000	53,333
Entergy Louisiana LLC 3.05%, 6/1/2031	25,000	25,419
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	25,226
Exelon Corp.:
3.95%, 6/15/2025	50,000	54,079
5.10%, 6/15/2045	80,000	92,375
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	26,754
4.05%, 10/1/2044	50,000	56,040
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	50,788
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	69,551
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	101,152
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	33,596
6.80%, 1/15/2019	25,000	27,894
NSTAR Electric Co. 2.70%, 6/1/2026	50,000	50,974

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	$50,000	$76,527
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	50,000	53,184
4.75%, 2/15/2044	50,000	59,341
6.05%, 3/1/2034	50,000	66,656
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	79,468
5.00%, 3/15/2044	50,000	56,133
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	26,426
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	50,000	52,267
Series MTN, 1.90%, 3/15/2021	50,000	50,581
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	66,684
San Diego Gas & Electric Co. 4.30%, 4/1/2042	50,000	56,966
Sierra Pacific Power Co. 2.60%, 5/1/2026(d)	50,000	50,594
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	53,064
4.50%, 6/1/2064	35,000	36,829
Southern California Edison Co.:
4.50%, 9/1/2040	25,000	29,049
Series 13-A, 3.90%, 3/15/2043	50,000	54,355
Southern Co.:
1.85%, 7/1/2019	100,000	100,678
2.35%, 7/1/2021	75,000	76,084
4.25%, 7/1/2036	100,000	105,778
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	53,107
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	53,836
8.88%, 11/15/2038	50,000	84,160
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	26,798
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	32,666
Wisconsin Public Service Corp. 1.65%, 12/4/2018	100,000	100,470
Xcel Energy, Inc. 4.80%, 9/15/2041	75,000	86,579

		3,961,910

Electrical Components & Equipment – 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	51,764
2.63%, 2/15/2023	25,000	25,596
Hubbell, Inc. 3.35%, 3/1/2026	50,000	52,182

		129,542

Electronics – 0.2%
Corning, Inc. 5.75%, 8/15/2040	25,000	29,532
Fortive Corp. 1.80%, 6/15/2019(d)	100,000	100,246
Honeywell International, Inc.:
3.35%, 12/1/2023	50,000	53,768
5.30%, 3/1/2018	25,000	26,487
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	50,000	50,280
3.30%, 2/15/2022	50,000	52,271
4.15%, 2/1/2024	25,000	27,261

		339,845

Engineering & Construction – 0.0%(c)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	52,352

Environmental Control – 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	45,648
3.55%, 6/1/2022	25,000	26,657
Waste Management, Inc.:
2.40%, 5/15/2023	50,000	50,592
3.50%, 5/15/2024	25,000	26,888

		149,785

Food – 0.4%
ConAgra Foods, Inc. 1.90%, 1/25/2018	25,000	25,110
General Mills, Inc.:
2.20%, 10/21/2019	25,000	25,463
3.65%, 2/15/2024	50,000	54,663
Hershey Co. 3.20%, 8/21/2025	25,000	26,679
JM Smucker Co.:
2.50%, 3/15/2020	25,000	25,581
4.25%, 3/15/2035	50,000	54,195
Kellogg Co. 4.15%, 11/15/2019	25,000	26,913
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	103,631
3.50%, 7/15/2022	50,000	53,029
3.95%, 7/15/2025	50,000	54,036
4.38%, 6/1/2046	50,000	53,185
6.13%, 8/23/2018	25,000	27,122
6.88%, 1/26/2039	50,000	69,134
Kroger Co. 3.85%, 8/1/2023	75,000	81,363
Mondelez International, Inc. 4.00%, 2/1/2024	75,000	82,124
Sysco Corp.:
3.30%, 7/15/2026	50,000	51,838
3.75%, 10/1/2025	5,000	5,372
4.85%, 10/1/2045	5,000	5,707
Tyson Foods, Inc. 4.50%, 6/15/2022	30,000	33,166
Unilever Capital Corp. 3.10%, 7/30/2025	50,000	53,564

		911,875

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Forest Products & Paper – 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	$50,000	$52,562
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,783
International Paper Co.:
3.65%, 6/15/2024	25,000	26,203
4.40%, 8/15/2047	50,000	50,311
5.00%, 9/15/2035	50,000	55,083

		219,942

Gas – 0.2%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	27,495
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	26,717
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	106,848
Dominion Gas Holdings LLC:
2.80%, 11/15/2020	50,000	51,695
3.60%, 12/15/2024	50,000	52,810
4.80%, 11/1/2043	25,000	27,250
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,717
3.20%, 6/15/2025	50,000	53,412
3.75%, 9/15/2042	30,000	31,555
5.13%, 11/15/2040	25,000	31,426

		435,925

Hand & Machine Tools – 0.0%(c)
Stanley Black & Decker, Inc. 3 month USD LIBOR + 4.30%, 5.75%, 12/15/2053(b)	50,000	53,000

Health Care Products – 0.3%
Becton Dickinson and Co.:
2.68%, 12/15/2019	50,000	51,551
3.73%, 12/15/2024	50,000	54,025
4.69%, 12/15/2044	25,000	28,385
Boston Scientific Corp.:
2.65%, 10/1/2018	25,000	25,485
3.38%, 5/15/2022	50,000	52,432
Covidien International Finance SA 3.20%, 6/15/2022	50,000	52,839
Danaher Corp. 2.40%, 9/15/2020	45,000	46,272
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	25,061
3.15%, 3/15/2022	100,000	105,950
4.38%, 3/15/2035	25,000	28,274
4.63%, 3/15/2045	75,000	87,690
5.55%, 3/15/2040	25,000	31,830
St. Jude Medical, Inc. 4.75%, 4/15/2043	25,000	26,418
Stryker Corp.:
3.38%, 11/1/2025	25,000	26,265
3.50%, 3/15/2026	25,000	26,502
4.63%, 3/15/2046	25,000	28,116
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	50,000	51,493
4.45%, 8/15/2045	25,000	25,683

		774,271

Health Care Services – 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,332
2.80%, 6/15/2023	100,000	102,149
3.20%, 6/15/2026	20,000	20,316
4.13%, 11/15/2042	25,000	25,690
4.25%, 6/15/2036	60,000	61,973
4.38%, 6/15/2046	30,000	30,966
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,520
3.30%, 1/15/2023	50,000	52,144
3.50%, 8/15/2024	25,000	26,182
4.65%, 1/15/2043	50,000	54,290
Cigna Corp. 5.38%, 2/15/2042	50,000	60,476
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	27,230
Humana, Inc.:
2.63%, 10/1/2019	50,000	51,161
4.95%, 10/1/2044	50,000	55,362
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	53,367
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	25,547
4.70%, 2/1/2045	25,000	27,114
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	27,452
New York and Presbyterian Hospital 3.56%, 8/1/2036	50,000	52,029
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,562
4.70%, 3/30/2045	25,000	26,906
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	25,159
1.90%, 7/16/2018	25,000	25,252
2.70%, 7/15/2020	105,000	109,058
2.88%, 3/15/2022	25,000	26,085
3.10%, 3/15/2026	50,000	52,268
3.75%, 7/15/2025	5,000	5,487
4.63%, 7/15/2035	25,000	29,026
4.75%, 7/15/2045	30,000	35,953
6.88%, 2/15/2038	25,000	36,497

		1,226,553

Holding Companies-Divers – 0.0%(c)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	25,123

Home Builders – 0.0%(c)
DR Horton, Inc.:
3.75%, 3/1/2019	10,000	10,413
4.00%, 2/15/2020	15,000	15,806

		26,219

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Home Furnishings – 0.0%(c)
Whirlpool Corp. 4.50%, 6/1/2046	$25,000	$26,902

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	25,456
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	25,000	25,921
Procter & Gamble Co.:
1.85%, 2/2/2021	50,000	50,703
5.80%, 8/15/2034	50,000	70,002

		172,082

Household Products & Wares – 0.0%(c)
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	25,130
2.15%, 8/15/2020	25,000	25,577
2.75%, 2/15/2026	25,000	25,929

		76,636

Housewares – 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	52,068
4.20%, 4/1/2026	50,000	54,366
5.50%, 4/1/2046	25,000	30,408

		136,842

Insurance – 0.8%
ACE INA Holdings, Inc. 2.88%, 11/3/2022	50,000	52,480
Aflac, Inc. 3.63%, 6/15/2023	50,000	53,749
Alleghany Corp. 4.90%, 9/15/2044	50,000	51,669
Allstate Corp. 3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053(b)	25,000	26,750
American International Group, Inc.:
2.30%, 7/16/2019	50,000	50,822
3.88%, 1/15/2035	50,000	48,544
3.90%, 4/1/2026	30,000	31,728
4.50%, 7/16/2044	50,000	51,087
4.88%, 6/1/2022	50,000	55,974
Aon PLC:
3.50%, 6/14/2024	50,000	51,974
4.45%, 5/24/2043	25,000	25,657
Berkshire Hathaway Finance Corp.
1.70%, 3/15/2019	55,000	55,455
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	55,000	56,286
3.00%, 2/11/2023	25,000	26,246
3.13%, 3/15/2026	55,000	57,826
4.50%, 2/11/2043	30,000	34,837
Chubb INA Holdings, Inc.:
3.35%, 5/3/2026	50,000	53,448
4.15%, 3/13/2043	25,000	27,411
4.35%, 11/3/2045	25,000	28,757
CNA Financial Corp. 4.50%, 3/1/2026	25,000	26,831
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,843
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	28,315
Lincoln National Corp. 6.30%, 10/9/2037	50,000	59,618
Loews Corp. 3.75%, 4/1/2026	50,000	52,982
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	26,901
Series MTN, 2.55%, 10/15/2018	25,000	25,427
MetLife, Inc.:
1.76%, 12/15/2017	25,000	25,119
4.05%, 3/1/2045	50,000	49,312
6.40%, 12/15/2066	100,000	110,625
Series D, 4.37%, 9/15/2023	50,000	55,114
Principal Financial Group, Inc. 3 month USD LIBOR + 3.04%, 4.70%, 5/15/2055(b)	75,000	74,062
Progressive Corp. 3.75%, 8/23/2021	50,000	54,564
Prudential Financial, Inc.:
4.60%, 5/15/2044	25,000	26,699
3 month USD LIBOR + 3.92%, 5.63%, 6/15/2043(b)	80,000	85,400
6.63%, 6/21/2040	25,000	32,336
Series MTN, 3.50%, 5/15/2024	50,000	52,362
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	10,543
6.25%, 6/15/2037	25,000	34,329
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	27,292
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	49,970
XLIT, Ltd. 5.50%, 3/31/2045	25,000	24,532

		1,798,876

Internet – 0.2%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,999
3.60%, 11/28/2024	75,000	77,895
Alphabet, Inc.
3.63%, 5/19/2021	50,000	54,989
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	25,703
2.60%, 12/5/2019	75,000	77,771
3.80%, 12/5/2024	30,000	33,274
4.95%, 12/5/2044	25,000	30,469
Baidu, Inc.
3.25%, 8/6/2018	100,000	102,442
eBay, Inc.:
3.45%, 8/1/2024	25,000	25,918
3.80%, 3/9/2022	50,000	53,179

		507,639

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Iron/Steel – 0.1%
Nucor Corp.:
4.00%, 8/1/2023	$25,000	$26,984
5.20%, 8/1/2043	50,000	56,941
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	24,781
5.88%, 6/10/2021	70,000	73,237
8.25%, 1/17/2034	25,000	27,063
Vale SA 5.63%, 9/11/2042	50,000	41,875

		250,881

IT Services – 0.7%
Apple, Inc.:
1.55%, 2/7/2020	25,000	25,168
1.70%, 2/22/2019	35,000	35,389
2.25%, 2/23/2021	200,000	205,366
2.40%, 5/3/2023	25,000	25,526
2.85%, 5/6/2021	25,000	26,330
3.25%, 2/23/2026	100,000	106,629
3.85%, 5/4/2043	25,000	25,577
4.38%, 5/13/2045	75,000	83,004
4.65%, 2/23/2046	75,000	86,371
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48%, 6/1/2019(d)	120,000	123,337
4.42%, 6/15/2021(d)	50,000	52,253
5.45%, 6/15/2023(d)	75,000	80,299
6.02%, 6/15/2026(d)	20,000	21,857
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 8.35%, 7/15/2046(d)	70,000	83,551
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018(d)	155,000	157,893
3.60%, 10/15/2020(d)	10,000	10,491
4.90%, 10/15/2025(d)	70,000	74,702
6.20%, 10/15/2035(d)	10,000	10,413
6.35%, 10/15/2045(d)	10,000	10,291
HP, Inc.:
4.05%, 9/15/2022	25,000	26,222
4.65%, 12/9/2021	50,000	54,706
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	101,348
2.88%, 11/9/2022	100,000	105,043
3.63%, 2/12/2024	50,000	54,439
4.70%, 2/19/2046	25,000	28,997
5.88%, 11/29/2032	25,000	32,707
Seagate HDD Cayman 4.75%, 6/1/2023	50,000	49,250

		1,697,159

Lodging – 0.0%(c)
Marriott International, Inc. 2.88%, 3/1/2021	50,000	51,506
Starwood Hotels & Resorts Worldwide LLC 3.75%, 3/15/2025	25,000	26,065

		77,571

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	50,000	49,484
Series MTN, 1.30%, 3/1/2018	50,000	50,098
Series MTN, 1.35%, 5/18/2019	100,000	99,855
Series MTN, 3.75%, 11/24/2023	25,000	27,451
Caterpillar, Inc.:
3.80%, 8/15/2042	25,000	25,752
4.75%, 5/15/2064	25,000	28,593

		281,233

Machinery-Diversified – 0.1%
Deere & Co.:
2.60%, 6/8/2022	25,000	25,935
3.90%, 6/9/2042	25,000	27,092
John Deere Capital Corp.:
Series MTN, 1.95%, 1/8/2019	50,000	50,638
Series MTN, 2.38%, 7/14/2020	25,000	25,622
Series MTN, 2.80%, 3/6/2023	50,000	52,026
Series MTN, 3.40%, 9/11/2025	25,000	27,176

		208,489

Media – 1.0%
21st Century Fox America, Inc.:
4.00%, 10/1/2023	100,000	109,397
5.40%, 10/1/2043	75,000	88,605
7.25%, 5/18/2018	25,000	27,302
CBS Corp.:
2.30%, 8/15/2019	75,000	75,859
2.90%, 1/15/2027	25,000	24,331
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020(d)	65,000	67,854
4.91%, 7/23/2025(d)	50,000	55,142
6.48%, 10/23/2045(d)	60,000	72,389
Comcast Corp.:
2.75%, 3/1/2023	175,000	180,741
3.20%, 7/15/2036	50,000	48,831
3.60%, 3/1/2024	25,000	27,263
4.20%, 8/15/2034	100,000	110,114
4.25%, 1/15/2033	50,000	55,395
4.65%, 7/15/2042	75,000	86,327
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	25,092
4.95%, 5/15/2042	50,000	46,680
Grupo Televisa SAB 5.00%, 5/13/2045	50,000	47,711
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	55,998
6.40%, 4/30/2040	50,000	69,906
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	51,186
3.85%, 9/29/2024	25,000	26,447

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Media – (continued)
Time Warner Cable LLC:
4.00%, 9/1/2021	$25,000	$26,480
5.50%, 9/1/2041	25,000	26,594
5.88%, 11/15/2040	50,000	55,484
6.75%, 7/1/2018	25,000	27,149
6.75%, 6/15/2039	50,000	60,689
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	26,529
3.60%, 7/15/2025	150,000	159,445
4.65%, 6/1/2044	25,000	27,056
4.85%, 7/15/2045	50,000	55,858
6.50%, 11/15/2036	50,000	64,372
Viacom, Inc.:
2.20%, 4/1/2019	25,000	25,075
4.38%, 3/15/2043	25,000	22,814
4.88%, 6/15/2043	25,000	24,068
5.85%, 9/1/2043	50,000	56,171
Walt Disney Co.:
3.00%, 2/13/2026	50,000	52,688
Series GMTN, 3.15%, 9/17/2025	25,000	26,907
Series MTN, 0.88%, 7/12/2019	25,000	24,747
Series MTN, 1.10%, 12/1/2017	25,000	25,055
Series MTN, 3.00%, 7/30/2046	25,000	23,300
Series MTN, 5.50%, 3/15/2019	25,000	27,545

		2,190,596

Metal Fabricate & Hardware – 0.0%(c)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	77,050

Mining – 0.3%
Barrick Gold Corp.:
4.10%, 5/1/2023	50,000	53,954
5.25%, 4/1/2042	25,000	27,256
Barrick North America Finance LLC 4.40%, 5/30/2021	25,000	27,432
BHP Billiton Finance USA, Ltd.:
3.25%, 11/21/2021	25,000	26,653
4.13%, 2/24/2042	25,000	26,179
5.00%, 9/30/2043	50,000	58,829
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	51,978
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	26,036
4.88%, 3/15/2042	50,000	52,388
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	25,000	26,925
4.13%, 8/21/2042	25,000	25,767
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	100,000	107,210
Southern Copper Corp. 5.88%, 4/23/2045	57,000	56,858

		567,465

Miscellaneous Manufacturer – 0.2%
3M Co.:
Series MTN, 1.63%, 6/15/2019	25,000	25,264
Series MTN, 2.00%, 8/7/2020	100,000	102,076
Eaton Corp.:
1.50%, 11/2/2017	25,000	25,024
4.15%, 11/2/2042	25,000	26,686
General Electric Co.:
4.13%, 10/9/2042	25,000	27,372
4.50%, 3/11/2044	50,000	57,398
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	25,000	25,358
3.90%, 9/1/2042	25,000	27,464
Ingersoll-Rand Global Holding Co., Ltd.:
5.75%, 6/15/2043	25,000	31,079
6.88%, 8/15/2018	25,000	27,418
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	53,451
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	53,157

		481,747

Multi-National – 1.5%
African Development Bank:
(Series GDIF), 1.00%, 5/15/2019	50,000	49,880
(Series GDIF), 1.25%, 7/26/2021	25,000	24,847
Series 451, 0.88%, 3/15/2018	50,000	49,976
Asian Development Bank:
1.38%, 1/15/2019	175,000	176,499
1.63%, 3/16/2021	50,000	50,729
1.75%, 9/11/2018	50,000	50,790
2.00%, 4/24/2026	50,000	50,897
2.13%, 11/24/2021	75,000	77,660
Corp. Andina de Fomento 2.13%, 9/27/2021	50,000	50,031
Council of Europe Development Bank
1.13%, 5/31/2018	25,000	25,054
Council Of Europe Development Bank
1.63%, 3/16/2021	50,000	50,610
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	50,054
1.63%, 11/15/2018	25,000	25,337
Series GMTN, 1.88%, 2/23/2022	75,000	76,599
European Investment Bank:
1.00%, 6/15/2018	50,000	50,022
1.13%, 8/15/2018	75,000	75,181
1.38%, 9/15/2021	50,000	49,936
1.75%, 6/17/2019	25,000	25,422
1.88%, 3/15/2019	50,000	50,946
1.88%, 2/10/2025	100,000	100,619
2.00%, 3/15/2021	225,000	231,125

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Multi-National – (continued)
2.13%, 10/15/2021	$50,000	$51,676
2.50%, 4/15/2021	50,000	52,469
2.50%, 10/15/2024	25,000	26,453
Series MTN, 1.25%, 5/15/2019	350,000	351,359
Inter-American Development Bank:
1.13%, 8/28/2018	50,000	50,197
1.25%, 1/16/2018	25,000	25,124
1.25%, 10/15/2019	100,000	100,405
1.88%, 6/16/2020	135,000	138,168
2.13%, 11/9/2020	25,000	25,846
3.00%, 2/21/2024	100,000	109,293
4.38%, 1/24/2044	25,000	33,097
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	200,000	199,883
1.00%, 10/5/2018	100,000	100,121
2.13%, 11/1/2020	25,000	25,898
Series GDIF, 1.38%, 4/10/2018	100,000	100,723
Series GDIF, 1.38%, 5/24/2021	275,000	275,534
Series GDIF, 2.50%, 11/25/2024	50,000	53,022
Series GDIF, 2.50%, 7/29/2025	75,000	79,420
Series GMTN, 0.88%, 8/15/2019	50,000	49,735
Series GMTN, 4.75%, 2/15/2035	25,000	33,718
International Finance Corp.:
1.75%, 9/4/2018	175,000	177,770
Series GMTN, 1.13%, 7/20/2021	25,000	24,795
Nordic Investment Bank 1.13%, 2/25/2019	50,000	50,137

		3,527,057

Oil & Gas – 1.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	49,637
6.20%, 3/15/2040	25,000	28,429
6.60%, 3/15/2046	50,000	60,998
Apache Corp.:
4.75%, 4/15/2043	25,000	25,632
6.00%, 1/15/2037	50,000	57,490
BP Capital Markets PLC:
1.38%, 5/10/2018	25,000	24,966
1.67%, 2/13/2018	25,000	25,157
2.24%, 5/10/2019	25,000	25,388
2.32%, 2/13/2020	50,000	51,012
3.81%, 2/10/2024	150,000	162,048
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	25,000	25,628
3.90%, 2/1/2025	25,000	25,247
Chevron Corp.:
1.37%, 3/2/2018	75,000	75,269
1.56%, 5/16/2019	25,000	25,054
1.72%, 6/24/2018	25,000	25,166
2.10%, 5/16/2021	50,000	50,622
2.42%, 11/17/2020	75,000	76,970
2.95%, 5/16/2026	50,000	51,688
3.19%, 6/24/2023	25,000	26,556
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	50,933
ConocoPhillips 6.50%, 2/1/2039	75,000	96,835
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,437
4.95%, 3/15/2026	50,000	56,475
5.75%, 2/1/2019	25,000	27,200
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	63,539
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,890
5.00%, 6/15/2045	25,000	24,503
5.85%, 12/15/2025	50,000	56,675
Ecopetrol SA:
4.13%, 1/16/2025	100,000	97,000
5.88%, 5/28/2045	25,000	22,969
7.38%, 9/18/2043	50,000	52,937
Encana Corp. 3.90%, 11/15/2021	25,000	24,892
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	100,104
3.90%, 4/1/2035	25,000	25,218
Exxon Mobil Corp.:
1.31%, 3/6/2018	25,000	25,069
1.71%, 3/1/2019	100,000	100,904
2.73%, 3/1/2023	150,000	155,900
4.11%, 3/1/2046	25,000	27,960
Hess Corp. 5.60%, 2/15/2041	75,000	74,574
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	23,083
5.20%, 6/1/2045	50,000	45,295
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	50,061
Nexen Energy ULC 5.88%, 3/10/2035	100,000	123,195
Noble Energy, Inc. 5.25%, 11/15/2043	50,000	50,626
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	102,080
4.40%, 4/15/2046	25,000	27,472
Series 1, 4.10%, 2/1/2021	25,000	27,158
Petro-Canada 5.35%, 7/15/2033	25,000	28,010
Petroleos Mexicanos:
2.46%, 12/15/2025	23,750	24,388
3.50%, 7/18/2018	25,000	25,392
3.50%, 7/23/2020	125,000	124,804
3.50%, 1/30/2023	25,000	23,626
4.25%, 1/15/2025	25,000	24,222
4.50%, 1/23/2026	75,000	72,845

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Oil & Gas – (continued)
5.50%, 2/4/2019(d)	$50,000	$52,843
5.50%, 6/27/2044	25,000	21,653
6.38%, 1/23/2045	150,000	143,784
Phillips 66:
4.30%, 4/1/2022	35,000	38,515
4.88%, 11/15/2044	50,000	55,637
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	54,434
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,904
2.13%, 5/11/2020	100,000	101,329
3.25%, 5/11/2025	100,000	105,325
4.13%, 5/11/2035	75,000	79,962
4.30%, 9/22/2019	25,000	26,933
4.38%, 5/11/2045	100,000	108,095
5.50%, 3/25/2040	25,000	30,752
Statoil ASA:
1.95%, 11/8/2018	25,000	25,253
2.65%, 1/15/2024	75,000	76,615
3.70%, 3/1/2024	25,000	27,183
3.95%, 5/15/2043	50,000	51,395
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,217
6.50%, 6/15/2038	50,000	65,143
Total Capital International SA:
2.10%, 6/19/2019	100,000	101,654
3.75%, 4/10/2024	25,000	27,389
Total Capital SA 2.13%, 8/10/2018	25,000	25,350
Valero Energy Corp.:
6.13%, 2/1/2020	25,000	28,099
6.63%, 6/15/2037	50,000	58,384
XTO Energy, Inc. 6.75%, 8/1/2037	25,000	36,790

		4,242,866

Oil & Gas Services – 0.1%
Baker Hughes, Inc. 3.20%, 8/15/2021	8,000	8,316
Halliburton Co.:
4.85%, 11/15/2035	50,000	53,613
5.00%, 11/15/2045	35,000	38,201
7.45%, 9/15/2039	25,000	34,449
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	70,315

		204,894

Pharmaceuticals – 1.4%
Abbott Laboratories 2.95%, 3/15/2025	75,000	76,723
AbbVie, Inc.:
1.75%, 11/6/2017	25,000	25,106
2.30%, 5/14/2021	125,000	125,949
2.50%, 5/14/2020	25,000	25,473
2.90%, 11/6/2022	25,000	25,643
3.20%, 5/14/2026	50,000	50,661
4.40%, 11/6/2042	50,000	51,715
4.45%, 5/14/2046	50,000	52,237
4.50%, 5/14/2035	50,000	52,982
Actavis Funding SCS:
2.35%, 3/12/2018	25,000	25,300
3.00%, 3/12/2020	75,000	77,445
3.80%, 3/15/2025	75,000	79,186
3.85%, 6/15/2024	50,000	53,037
4.75%, 3/15/2045	75,000	81,975
Actavis, Inc. 1.88%, 10/1/2017	25,000	25,066
AstraZeneca PLC:
1.75%, 11/16/2018	100,000	100,710
3.38%, 11/16/2025	35,000	37,317
4.00%, 9/18/2042	25,000	26,020
6.45%, 9/15/2037	25,000	34,500
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,638
4.00%, 6/23/2025	25,000	26,653
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	25,000	25,311
3.25%, 8/1/2042	50,000	49,976
Cardinal Health, Inc.:
1.70%, 3/15/2018	25,000	25,086
2.40%, 11/15/2019	50,000	50,943
4.90%, 9/15/2045	25,000	29,357
Eli Lilly & Co. 5.55%, 3/15/2037	25,000	32,603
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,311
3.30%, 2/25/2021	25,000	26,239
4.50%, 2/25/2026	75,000	82,143
6.13%, 11/15/2041	25,000	30,503
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,119
4.20%, 3/18/2043	25,000	28,793
6.38%, 5/15/2038	50,000	72,130
Johnson & Johnson:
1.65%, 3/1/2021	50,000	50,432
2.45%, 3/1/2026	30,000	30,854
3.38%, 12/5/2023	25,000	27,539
3.55%, 3/1/2036	50,000	55,070
4.50%, 12/5/2043	50,000	62,823
McKesson Corp.:
2.28%, 3/15/2019	75,000	76,273
2.85%, 3/15/2023	25,000	25,563
4.88%, 3/15/2044	25,000	29,389
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	26,683
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	51,157
2.40%, 9/15/2022	25,000	25,682
2.75%, 2/10/2025	75,000	77,614
3.60%, 9/15/2042	25,000	25,922
3.70%, 2/10/2045	50,000	52,662
Mylan NV:
3.00%, 12/15/2018(d)	100,000	102,234
3.15%, 6/15/2021(d)	80,000	81,472
Novartis Capital Corp.:
3.00%, 11/20/2025	25,000	26,426
3.40%, 5/6/2024	25,000	27,258
4.00%, 11/20/2045	50,000	55,145

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – (continued)
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	$25,000	$27,228
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	52,189
Pfizer, Inc.:
1.20%, 6/1/2018	30,000	29,995
1.45%, 6/3/2019	100,000	100,323
2.10%, 5/15/2019	25,000	25,503
3.40%, 5/15/2024	25,000	27,228
7.20%, 3/15/2039	75,000	114,303
Sanofi 4.00%, 3/29/2021	25,000	27,485
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	50,000	50,095
3.20%, 9/23/2026	30,000	30,183
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	25,214
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,814
1.70%, 7/19/2019	50,000	49,896
2.20%, 7/21/2021	50,000	49,856
3.15%, 10/1/2026	25,000	25,111
4.10%, 10/1/2046	25,000	24,857
Wyeth LLC 6.00%, 2/15/2036	25,000	33,055
Zoetis, Inc. 4.70%, 2/1/2043	25,000	26,218

		3,262,601

Pipelines – 0.8%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	26,895
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	26,484
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	25,000	25,822
5.15%, 2/1/2043	25,000	22,873
5.15%, 3/15/2045	25,000	23,298
5.20%, 2/1/2022	100,000	108,613
6.70%, 7/1/2018	50,000	53,652
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	25,000	25,081
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	76,919
3.75%, 2/15/2025	75,000	77,892
4.85%, 3/15/2044	50,000	51,820
4.90%, 5/15/2046	50,000	52,701
Series N, 6.50%, 1/31/2019	25,000	27,653
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	25,805
5.40%, 9/1/2044	25,000	25,061
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,535
4.30%, 6/1/2025	50,000	52,053
5.05%, 2/15/2046	50,000	48,271
5.30%, 12/1/2034	200,000	200,382
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	56,648
MPLX L.P. 4.88%, 6/1/2025	50,000	51,664
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,237
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,303
4.65%, 10/15/2025	50,000	51,988
4.70%, 6/15/2044	25,000	22,227
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	25,436
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	25,000	25,424
5.35%, 5/15/2045	25,000	25,614
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,034
4.63%, 3/1/2034	50,000	54,620
7.63%, 1/15/2039	25,000	36,456
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	25,239
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	101,290
3.90%, 1/15/2025	50,000	49,976
5.10%, 9/15/2045	125,000	123,103
5.25%, 3/15/2020	25,000	26,930
Williams Partners L.P. / ACMP Finance Corp. 4.88%, 5/15/2023	50,000	51,005

		1,854,004

Real Estate – 0.0%(c)
Prologis L.P. 3.75%, 11/1/2025	50,000	53,667

Real Estate Investment Trusts – 0.6%
American Tower Corp.:
3.38%, 10/15/2026	50,000	50,702
3.40%, 2/15/2019	25,000	25,956
3.50%, 1/31/2023	50,000	51,996
AvalonBay Communities, Inc.:
2.95%, 5/11/2026	50,000	50,053
Series GMTN, 2.95%, 9/15/2022	25,000	25,644
Boston Properties L.P.:
3.65%, 2/1/2026	50,000	52,663
3.85%, 2/1/2023	75,000	80,213
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	25,573
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	50,000	51,654
Care Capital Properties L.P. 5.13%, 8/15/2026(d)	25,000	24,935

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
Crown Castle International Corp.:
3.70%, 6/15/2026	$15,000	$15,636
5.25%, 1/15/2023	100,000	113,480
DDR Corp. 3.50%, 1/15/2021	25,000	25,881
Digital Realty Trust L.P. 3.95%, 7/1/2022	25,000	26,485
Duke Realty L.P. 3.88%, 2/15/2021	25,000	26,635
ERP Operating L.P. 2.38%, 7/1/2019	50,000	50,973
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,320
3.88%, 8/15/2024	50,000	50,887
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	25,000	25,188
Hospitality Properties Trust 4.50%, 6/15/2023	25,000	25,601
Kimco Realty Corp. 2.80%, 10/1/2026	50,000	49,323
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	50,000	51,379
Realty Income Corp. 4.13%, 10/15/2026	50,000	53,614
Simon Property Group L.P.:
2.50%, 7/15/2021	100,000	102,626
5.65%, 2/1/2020	25,000	28,016
Tanger Properties L.P. 3.88%, 12/1/2023	25,000	26,346
UDR, Inc. Series MTN, 2.95%, 9/1/2026	25,000	24,772
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	50,000	50,153
Welltower, Inc.:
4.00%, 6/1/2025	75,000	79,187
5.25%, 1/15/2022	50,000	56,615
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	27,803

		1,375,309

Retail – 1.0%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,698
AutoZone, Inc. 2.50%, 4/15/2021	25,000	25,537
Costco Wholesale Corp. 1.13%, 12/15/2017	25,000	25,079
CVS Health Corp.:
2.13%, 6/1/2021	100,000	101,012
2.25%, 12/5/2018	50,000	50,885
2.80%, 7/20/2020	20,000	20,721
2.88%, 6/1/2026	10,000	10,139
3.38%, 8/12/2024	25,000	26,478
3.88%, 7/20/2025	20,000	21,821
4.00%, 12/5/2023	25,000	27,477
4.88%, 7/20/2035	45,000	52,491
5.13%, 7/20/2045	35,000	42,840
Dollar General Corp. 4.15%, 11/1/2025	25,000	27,243
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,511
2.00%, 4/1/2021	50,000	50,821
2.25%, 9/10/2018	25,000	25,532
3.00%, 4/1/2026	50,000	52,873
3.75%, 2/15/2024	25,000	27,634
4.25%, 4/1/2046	35,000	40,018
5.95%, 4/1/2041	50,000	68,257
Kohl’s Corp. 5.55%, 7/17/2045	20,000	19,569
Lowe’s Cos., Inc.:
2.50%, 4/15/2026	50,000	50,178
3.38%, 9/15/2025	25,000	26,932
4.25%, 9/15/2044	25,000	27,760
4.38%, 9/15/2045	25,000	28,371
4.65%, 4/15/2042	25,000	29,159
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	25,273
4.50%, 12/15/2034	50,000	46,451
McDonald’s Corp.:
2.75%, 12/9/2020	25,000	25,912
4.70%, 12/9/2035	50,000	56,609
Series GMTN, 5.80%, 10/15/2017	25,000	26,181
Series MTN, 1.88%, 5/29/2019	25,000	25,292
Series MTN, 3.70%, 1/30/2026	75,000	80,710
Series MTN, 4.88%, 12/9/2045	50,000	58,537
QVC, Inc. 5.45%, 8/15/2034	50,000	45,663
Starbucks Corp. 3.85%, 10/1/2023	25,000	27,862
Target Corp.:
2.30%, 6/26/2019	25,000	25,686
2.50%, 4/15/2026	50,000	50,908
4.00%, 7/1/2042	50,000	54,462
6.00%, 1/15/2018	25,000	26,560
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	25,000	25,063
1.95%, 12/15/2018	25,000	25,451
3.30%, 4/22/2024	125,000	136,026
4.00%, 4/11/2043	25,000	27,935
4.88%, 7/8/2040	50,000	61,931
5.00%, 10/25/2040	50,000	62,860
5.25%, 9/1/2035	25,000	33,063
6.20%, 4/15/2038	25,000	35,906
Walgreen Co. 3.10%, 9/15/2022	25,000	26,003
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	100,000	100,508
3.10%, 6/1/2023	100,000	103,140
4.50%, 11/18/2034	25,000	26,824
4.65%, 6/1/2046	25,000	27,224

		2,198,076

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Semiconductors – 0.3%
Applied Materials, Inc.:
3.90%, 10/1/2025	$25,000	$27,618
5.10%, 10/1/2035	50,000	58,343
Intel Corp.:
2.45%, 7/29/2020	100,000	103,394
2.60%, 5/19/2026	75,000	76,336
3.30%, 10/1/2021	25,000	26,831
4.10%, 5/19/2046	20,000	21,409
4.80%, 10/1/2041	50,000	58,447
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,655
NVIDIA Corp. 3.20%, 9/16/2026	50,000	50,682
QUALCOMM, Inc.:
2.25%, 5/20/2020	150,000	152,399
3.45%, 5/20/2025	50,000	52,694
4.80%, 5/20/2045	25,000	27,102
Texas Instruments, Inc. 2.75%, 3/12/2021	25,000	26,322

		707,232

Software – 0.7%
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	26,221
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	26,390
Fidelity National Information Services, Inc.:
3.63%, 10/15/2020	50,000	52,951
3.88%, 6/5/2024	25,000	26,658
Fiserv, Inc. 2.70%, 6/1/2020	100,000	102,957
Microsoft Corp.:
1.10%, 8/8/2019	50,000	49,823
2.00%, 11/3/2020	150,000	153,061
2.00%, 8/8/2023	50,000	49,930
3.13%, 11/3/2025	50,000	53,172
3.45%, 8/8/2036	50,000	50,831
3.63%, 12/15/2023	25,000	27,477
3.70%, 8/8/2046	50,000	50,513
4.00%, 2/12/2055	75,000	76,586
4.20%, 11/3/2035	65,000	72,381
4.45%, 11/3/2045	25,000	28,374
5.20%, 6/1/2039	50,000	62,657
Oracle Corp.:
2.25%, 10/8/2019	75,000	76,886
2.38%, 1/15/2019	25,000	25,583
2.40%, 9/15/2023	200,000	200,587
2.50%, 5/15/2022	50,000	51,225
2.65%, 7/15/2026	45,000	44,974
2.95%, 5/15/2025	10,000	10,333
3.85%, 7/15/2036	100,000	103,272
3.90%, 5/15/2035	5,000	5,183
4.00%, 7/15/2046	80,000	81,913
4.38%, 5/15/2055	10,000	10,483

		1,520,421

Sovereign – 0.1%
Svensk Exportkredit AB 1.25%, 4/12/2019	100,000	100,189

Telecommunications – 1.4%
AT&T, Inc.:
1.40%, 12/1/2017	50,000	49,994
2.30%, 3/11/2019	25,000	25,432
2.45%, 6/30/2020	250,000	254,456
2.80%, 2/17/2021	25,000	25,701
3.60%, 2/17/2023	50,000	52,844
3.90%, 3/11/2024	25,000	26,736
4.13%, 2/17/2026	100,000	108,120
4.45%, 4/1/2024	25,000	27,592
4.50%, 5/15/2035	150,000	157,957
4.55%, 3/9/2049(d)	58,000	59,156
4.75%, 5/15/2046	30,000	31,396
4.80%, 6/15/2044	50,000	52,558
5.65%, 2/15/2047	100,000	118,553
6.30%, 1/15/2038	50,000	61,984
British Telecommunications PLC 2.35%, 2/14/2019	75,000	76,379
Cisco Systems, Inc.:
1.40%, 2/28/2018	35,000	35,196
2.13%, 3/1/2019	25,000	25,479
2.20%, 2/28/2021	100,000	102,271
3.00%, 6/15/2022	25,000	26,420
3.50%, 6/15/2025	25,000	27,443
3.63%, 3/4/2024	25,000	27,451
5.50%, 1/15/2040	50,000	64,586
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	111,881
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	24,820
Orange SA:
2.75%, 2/6/2019	25,000	25,703
5.38%, 7/8/2019	100,000	110,539
Rogers Communications, Inc. 3.00%, 3/15/2023	30,000	31,196
Telefonica Emisiones SAU:
3.19%, 4/27/2018	100,000	102,321
7.05%, 6/20/2036	25,000	32,663
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	36,322
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	110,937
Verizon Communications, Inc.:
3.50%, 11/1/2024	50,000	53,182
4.27%, 1/15/2036	28,000	29,082
4.40%, 11/1/2034	50,000	52,619
4.50%, 9/15/2020	250,000	274,520
4.52%, 9/15/2048	25,000	26,442
4.86%, 8/21/2046	250,000	277,899
5.05%, 3/15/2034	135,000	151,925
5.15%, 9/15/2023	50,000	58,110
6.55%, 9/15/2043	50,000	67,726
Vodafone Group PLC:
1.50%, 2/19/2018	25,000	24,997
2.95%, 2/19/2023	25,000	25,605
4.38%, 2/19/2043	75,000	74,560

		3,140,753

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Toys/Games/Hobbies – 0.0%(c)
Mattel, Inc. 2.35%, 5/6/2019	$25,000	$25,362

Transportation – 0.4%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	107,642
3.75%, 4/1/2024	25,000	27,484
4.45%, 3/15/2043	50,000	56,558
4.55%, 9/1/2044	25,000	28,912
4.90%, 4/1/2044	25,000	30,179
Canadian National Railway Co.:
2.95%, 11/21/2024	50,000	52,863
3.20%, 8/2/2046	25,000	24,608
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	50,000	54,142
4.80%, 9/15/2035	30,000	34,028
CSX Corp.:
3.40%, 8/1/2024	25,000	26,801
4.10%, 3/15/2044	75,000	79,657
FedEx Corp.:
4.00%, 1/15/2024	25,000	27,700
4.55%, 4/1/2046	50,000	55,313
4.75%, 11/15/2045	25,000	28,397
Norfolk Southern Corp.:
3.00%, 4/1/2022	25,000	26,122
4.45%, 6/15/2045	19,000	21,222
4.80%, 8/15/2043	25,000	29,036
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	25,000	25,381
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	51,737
3.80%, 10/1/2051(d)	52,500	53,523
4.05%, 3/1/2046	25,000	27,379
United Parcel Service, Inc. 2.45%, 10/1/2022	125,000	129,432

		998,116

Trucking & Leasing – 0.0%(c)
GATX Corp. 2.50%, 3/15/2019	50,000	50,504

Water – 0.0%(b)
American Water Capital Corp.:
3.40%, 3/1/2025	25,000	26,889
4.30%, 12/1/2042	25,000	28,540

		55,429

TOTAL CORPORATE BONDS & NOTES (Cost $62,761,329)		63,639,682

FOREIGN GOVERNMENT OBLIGATIONS – 2.0%
Canada – 0.5%
Canada Government International Bond:
1.13%, 3/19/2018	50,000	50,210
1.63%, 2/27/2019	25,000	25,417
Export Development Canada:
1.00%, 6/15/2018	50,000	50,089
1.50%, 5/26/2021	50,000	50,457
Province of British Columbia Canada 2.65%, 9/22/2021	50,000	52,838
Province of Manitoba Canada:
1.13%, 6/1/2018	25,000	25,072
2.13%, 6/22/2026	100,000	100,263
Province of Ontario Canada:
1.10%, 10/25/2017	50,000	50,082
1.25%, 6/17/2019	200,000	200,006
2.50%, 9/10/2021	25,000	26,086
2.50%, 4/27/2026	100,000	103,494
4.40%, 4/14/2020	50,000	55,144
Province of Quebec Canada:
2.50%, 4/20/2026	150,000	154,313
2.63%, 2/13/2023	50,000	52,312
2.75%, 8/25/2021	50,000	52,789

		1,048,572

Colombia – 0.1%
Colombia Government International Bond:
4.00%, 2/26/2024	125,000	133,019
5.63%, 2/26/2044	100,000	115,849

		248,868

Hungary – 0.1%
Hungary Government International Bond 6.38%, 3/29/2021	150,000	173,813

Israel – 0.0%(c)
Israel Government International Bond 4.00%, 6/30/2022	50,000	55,437

Italy – 0.0%(c)
Italy Government International Bond 5.38%, 6/15/2033	50,000	60,977

Japan – 0.1%
Japan Bank for International Cooperation:
1.50%, 7/21/2021	25,000	24,803
1.75%, 7/31/2018	100,000	100,817
1.88%, 4/20/2021	75,000	75,861
2.38%, 4/20/2026	50,000	51,821

		253,302

Mexico – 0.2%
Mexico Government International Bond:
3.63%, 3/15/2022	100,000	105,790
4.00%, 10/2/2023	80,000	85,348
4.13%, 1/21/2026	75,000	80,499
5.55%, 1/21/2045	100,000	116,304
6.05%, 1/11/2040	30,000	36,949
4.75%, 3/8/2044	100,000	104,195

		529,085

Panama – 0.1%
Panama Government International Bond:
3.88%, 3/17/2028	50,000	54,304
6.70%, 1/26/2036	50,000	68,730

		123,034

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Peru – 0.1%
Peruvian Government International Bond:
4.13%, 8/25/2027	$50,000	$56,957
5.63%, 11/18/2050	50,000	66,165
6.55%, 3/14/2037	25,000	35,499

		158,621

Philippines – 0.2%
Philippine Government International Bond:
3.95%, 1/20/2040	100,000	114,125
4.00%, 1/15/2021	100,000	108,625
7.75%, 1/14/2031	100,000	155,375

		378,125

Poland – 0.1%
Poland Government International Bond:
3.25%, 4/6/2026	25,000	26,469
4.00%, 1/22/2024	50,000	55,250
5.00%, 3/23/2022	50,000	57,000

		138,719

South Africa – 0.1%
South Africa Government International Bond:
4.88%, 4/14/2026	50,000	52,562
6.88%, 5/27/2019	100,000	111,875

		164,437

South Korea – 0.1%
Export-Import Bank of Korea:
2.13%, 2/11/2021	100,000	101,216
5.13%, 6/29/2020	100,000	111,703
Korea International Bond 7.13%, 4/16/2019	100,000	114,468

		327,387

Uruguay – 0.0%(c)
Uruguay Government International Bond:
4.38%, 10/27/2027	25,000	26,906
5.10%, 6/18/2050	75,000	77,723

		104,629

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,696,671)		3,765,006

U.S. GOVERNMENT AGENCY OBLIGATIONS – 29.7%
Federal Farm Credit Banks:
0.71%, 10/20/2017	100,000	99,872
3.50%, 12/20/2023	50,000	56,195
Federal Home Loan Bank:
0.88%, 3/19/2018	125,000	124,938
0.88%, 6/29/2018	150,000	150,227
0.88%, 10/1/2018	200,000	200,005
1.00%, 12/19/2017	300,000	300,473
1.13%, 6/21/2019	225,000	226,162
1.13%, 7/14/2021	100,000	99,400
1.15%, 6/22/2018	50,000	50,027
1.38%, 2/18/2021	100,000	100,750
1.88%, 3/8/2019	50,000	51,130
2.25%, 6/11/2021	75,000	77,817
2.88%, 9/13/2024	50,000	53,694
5.50%, 7/15/2036	35,000	50,729
Federal Home Loan Mortgage Corp.:
0.88%, 3/7/2018	75,000	74,966
1.05%, 7/27/2018	150,000	149,955
1.10%, 9/13/2018	25,000	25,013
1.25%, 8/1/2019	100,000	100,812
1.25%, 7/26/2019	250,000	249,826
1.25%, 10/2/2019	75,000	75,535
2.38%, 1/13/2022	175,000	184,194
2.50%, 10/1/2029	73,225	75,848
2.50%, 1/1/2031	136,812	141,888
2.50%, 5/1/2031	217,385	225,294
3.00%, 12/1/2030	181,228	190,425
3.00%, 5/1/2031	144,821	152,217
3.00%, 5/1/2035	95,458	100,404
3.00%, 6/1/2036	393,952	414,622
3.00%, 6/1/2045	136,310	141,666
3.00%, 8/1/2045	275,716	286,548
3.00%, 4/1/2046	604,132	628,180
3.00%, 6/1/2046	197,477	205,337
3.00%, 8/1/2046	992,601	1,032,112
3.00%, 9/1/2046	324,069	336,969
3.50%, 11/1/2034	446,706	475,830
3.50%, 8/1/2043	965,594	1,019,779
3.50%, 11/1/2044	88,731	93,549
3.50%, 1/1/2045	113,920	120,155
3.50%, 7/1/2045	86,602	91,342
3.50%, 7/1/2045	92,868	98,874
3.50%, 10/1/2045	109,560	115,556
3.50%, 12/1/2045	1,139,756	1,202,140
3.50%, 12/1/2045	91,061	96,046
3.50%, 1/1/2046	160,610	169,421
3.50%, 3/1/2046	329,414	347,674
3.50%, 4/1/2046	482,794	509,556
3.75%, 3/27/2019	150,000	160,455
4.00%, 4/1/2025	130,714	136,338
4.00%, 4/1/2042	65,755	70,818
4.00%, 6/1/2042	170,604	183,717
4.00%, 12/1/2044	96,649	103,578
4.00%, 4/1/2045	76,721	82,278
4.00%, 10/1/2045	170,349	182,688
4.00%, 12/1/2045	285,450	306,127
4.00%, 1/1/2046	1,164,573	1,249,784
4.50%, 5/1/2044	169,915	185,878
5.00%, 7/1/2041	301,627	333,938
6.00%, 7/1/2040	336,393	385,344
6.25%, 7/15/2032	110,000	166,001
Series GMTN, 0.75%, 4/9/2018	50,000	49,955
Series K010, Class A1, 3.32%, 7/25/2020	44,608	45,427
Series K025, Class A2, 2.68%, 10/25/2022	125,000	131,523
Series K028, Class A2, 3.11%, 2/25/2023	100,000	107,788

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Series K040, Class A2, 3.24%, 9/25/2024	$75,000	$81,949
Series K049, Class A2, 3.01%, 7/25/2025	200,000	214,940
Series K716, Class A2, 3.13%, 6/25/2021	250,000	267,868
Series REF, 1.00%, 12/15/2017	500,000	500,784
TBA, 2.50%, 10/1/2031(e)	1,025,000	1,061,756
TBA, 3.00%, 10/1/2031(e)	350,000	367,691
TBA, 3.00%, 10/1/2046(e)	800,000	831,438
TBA, 3.50%, 10/1/2046(e)	675,000	712,204
TBA, 4.00%, 10/1/2046(e)	450,000	482,783
Federal National Mortgage Association:
0.88%, 10/26/2017	75,000	75,023
0.88%, 5/21/2018	50,000	50,073
1.13%, 7/20/2018	600,000	603,443
1.25%, 5/6/2021	275,000	275,086
1.38%, 1/28/2019	200,000	202,301
1.50%, 6/22/2020	100,000	101,524
1.75%, 9/12/2019	75,000	76,701
1.88%, 9/24/2026	25,000	24,875
2.13%, 4/24/2026	50,000	51,006
2.50%, 3/1/2029	428,440	445,098
2.50%, 2/1/2031	210,225	217,948
3.00%, 10/1/2028	151,990	159,723
3.00%, 8/1/2029	78,145	82,044
3.00%, 6/1/2030	103,368	108,545
3.00%, 9/1/2030	82,291	86,413
3.00%, 11/1/2030	173,267	181,944
3.00%, 12/1/2030	111,852	117,453
3.00%, 4/1/2031	407,441	427,976
3.00%, 6/1/2036	122,724	129,169
3.00%, 8/1/2036	594,832	626,070
3.00%, 7/1/2043	120,334	125,362
3.00%, 1/1/2045	1,700,073	1,771,114
3.00%, 9/1/2045	115,958	120,525
3.00%, 11/1/2045	272,685	283,426
3.00%, 11/1/2045	162,950	169,368
3.00%, 12/1/2045	157,559	163,765
3.00%, 5/1/2046	1,080,025	1,123,178
3.00%, 7/1/2046	1,234,491	1,283,816
3.50%, 11/1/2025	78,557	82,894
3.50%, 1/1/2027	90,919	95,939
3.50%, 5/1/2029	89,835	94,802
3.50%, 10/1/2029	67,826	71,577
3.50%, 2/1/2031	967,941	1,022,116
3.50%, 12/1/2035	91,209	97,196
3.50%, 10/1/2044	72,161	76,087
3.50%, 1/1/2045	114,463	120,691
3.50%, 1/1/2045	89,390	94,297
3.50%, 5/1/2045	83,354	87,930
3.50%, 8/1/2045	112,901	119,098
3.50%, 8/1/2045	149,852	158,078
3.50%, 11/1/2045	110,318	116,374
3.50%, 12/1/2045	923,664	974,364
3.50%, 12/1/2045	182,366	192,376
3.50%, 12/1/2045	183,669	193,751
3.50%, 1/1/2046	968,669	1,021,839
3.50%, 2/1/2046	922,333	973,653
3.50%, 2/1/2046	232,488	245,424
3.50%, 4/1/2046	517,942	546,761
3.50%, 5/1/2046	982,920	1,037,611
3.50%, 7/1/2046	738,787	779,894
4.00%, 8/1/2018	60,096	62,021
4.00%, 1/1/2019	53,086	54,787
4.00%, 9/1/2019	97,717	100,848
4.00%, 3/1/2021	71,853	74,339
4.00%, 12/1/2040	106,609	115,003
4.00%, 11/1/2043	546,513	586,389
4.00%, 12/1/2043	498,412	534,778
4.00%, 10/1/2044	66,470	71,311
4.00%, 10/1/2044	54,451	58,417
4.00%, 3/1/2045	111,930	120,156
4.00%, 7/1/2045	104,490	112,170
4.00%, 9/1/2045	158,717	170,383
4.00%, 9/1/2045	111,456	119,648
4.00%, 9/1/2045	172,499	185,177
4.00%, 12/1/2045	131,277	140,926
4.00%, 12/1/2045	101,130	108,563
4.00%, 4/1/2046	508,911	546,815
4.50%, 4/1/2018	31,931	33,097
4.50%, 5/1/2020	40,055	41,519
4.50%, 12/1/2040	278,299	305,821
4.50%, 1/1/2042	125,718	138,174
4.50%, 9/1/2043	193,973	213,157
4.50%, 9/1/2043	59,250	64,818
4.50%, 11/1/2043	123,395	134,992
4.50%, 5/1/2044	525,346	574,753
4.50%, 6/1/2044	167,150	182,869
5.00%, 7/1/2041	100,059	111,241
5.00%, 5/1/2042	105,790	117,588
5.00%, 1/1/2045	144,142	160,029
5.50%, 2/1/2037	58,814	66,194
5.50%, 4/1/2038	285,874	321,722
5.50%, 9/1/2040	86,529	97,372
5.50%, 9/1/2041	140,495	158,113
5.63%, 7/15/2037	80,000	117,380
6.63%, 11/15/2030	115,000	174,866
7.25%, 5/15/2030	75,000	118,717
Series 2011-M5, Class A2, 2.94%, 7/25/2021	140,000	148,596
Series 2011-M7, Class A2, 2.58%, 9/25/2018	146,932	149,152
Series 2013-M12, Class APT, 2.47%, 3/25/2023(b)	41,570	42,959
Series 2013-M3, Class A2, 2.51%, 11/25/2022(b)	150,000	155,840
Series 2014-M3, Class A2, 3.50%, 1/25/2024(b)	50,000	54,934
TBA, 2.50%, 10/1/2031(e)	1,140,000	1,180,613
TBA, 2.50%, 10/1/2046(e)	450,000	454,078
TBA, 3.00%, 10/1/2031(e)	1,075,000	1,128,666
TBA, 3.00%, 10/1/2046(e)	200,000	207,891
TBA, 3.50%, 10/1/2046(e)	225,000	237,445
TBA, 4.00%, 10/1/2046(e)	2,125,000	2,282,383
TBA, 4.50%, 10/1/2046(e)	1,275,000	1,396,324
TBA, 5.00%, 10/1/2046(e)	1,000,000	1,111,094

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
Government National Mortgage Association:
3.00%, 1/20/2043	$961,800	$1,011,897
3.00%, 5/20/2043	486,591	511,383
3.00%, 12/20/2044	112,503	118,078
3.00%, 3/20/2045	61,840	64,842
3.00%, 4/20/2045	177,614	186,236
3.00%, 6/20/2045	87,729	91,988
3.00%, 7/20/2045	155,757	163,318
3.00%, 8/20/2045	136,227	142,840
3.00%, 4/20/2046	143,512	150,457
3.00%, 5/20/2046	243,228	254,999
3.00%, 7/20/2046	148,962	156,171
3.00%, 8/20/2046	473,838	496,769
3.00%, 9/20/2046	325,000	340,729
3.50%, 10/20/2042	800,191	854,332
3.50%, 5/20/2043	119,364	127,296
3.50%, 9/20/2043	83,011	88,527
3.50%, 11/20/2043	682,386	727,734
3.50%, 10/20/2044	94,830	100,945
3.50%, 12/20/2044	65,680	69,915
3.50%, 3/20/2045	62,841	66,798
3.50%, 4/20/2045	172,600	183,469
3.50%, 6/20/2045	122,598	130,319
3.50%, 10/20/2045	130,094	138,287
3.50%, 1/20/2046	1,904,819	2,024,772
3.50%, 3/20/2046	418,202	444,552
3.50%, 4/20/2046	214,858	228,396
3.50%, 5/20/2046	218,285	232,039
3.50%, 6/20/2046	147,505	156,799
3.50%, 7/20/2046	521,040	553,870
4.00%, 4/15/2040	102,388	111,015
4.00%, 2/20/2042	42,051	45,352
4.00%, 7/20/2042	27,669	29,841
4.00%, 7/15/2044	101,498	109,245
4.00%, 8/20/2044	62,521	67,099
4.00%, 10/20/2044	77,753	83,446
4.00%, 5/15/2045	110,422	118,615
4.00%, 6/15/2045	241,333	259,240
4.00%, 8/20/2045	72,982	78,232
4.00%, 11/20/2045	245,552	263,218
4.00%, 2/20/2046	722,400	774,374
4.00%, 5/20/2046	718,660	771,045
4.00%, 6/20/2046	486,114	521,548
4.50%, 1/20/2044	261,969	285,302
4.50%, 11/20/2044	91,105	98,678
4.50%, 12/20/2044	72,580	78,613
4.50%, 4/20/2046	504,180	546,089
4.50%, 6/20/2046	400,612	433,912
4.50%, 7/20/2046	493,005	533,985
5.00%, 6/15/2040	76,750	86,244
5.00%, 10/15/2041	121,644	136,361
5.00%, 3/20/2044	127,495	140,899
5.50%, 10/20/2043	103,583	117,869
TBA, 3.00%, 10/1/2046(e)	800,000	838,063
TBA, 3.50%, 10/1/2046(e)	475,000	504,539
TBA, 4.50%, 10/1/2046(e)	200,000	220,781
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	108,176
3.50%, 12/15/2042	50,000	54,565

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,188,342)		68,540,154

U.S. TREASURY OBLIGATIONS – 35.2%
Treasury Bonds:
2.25%, 8/15/2046	325,000	319,238
2.50%, 2/15/2045	840,000	868,804
2.50%, 2/15/2046	100,000	103,425
2.50%, 5/15/2046	1,000,000	1,035,650
2.75%, 8/15/2042	150,000	163,605
2.75%, 11/15/2042	500,000	544,830
2.88%, 5/15/2043	75,000	83,567
2.88%, 8/15/2045	80,000	89,166
3.00%, 5/15/2042	175,000	199,666
3.00%, 11/15/2044	175,000	199,700
3.00%, 5/15/2045	375,000	427,845
3.13%, 11/15/2041	300,000	349,428
3.13%, 8/15/2044	500,000	584,115
3.63%, 8/15/2043	100,000	127,419
3.63%, 2/15/2044	125,000	159,308
3.75%, 8/15/2041	275,000	353,614
3.75%, 11/15/2043	2,525,000	3,289,090
4.38%, 2/15/2038	275,000	383,856
4.38%, 11/15/2039	350,000	488,404
4.38%, 5/15/2040	325,000	454,408
4.63%, 2/15/2040	1,490,000	2,151,500
4.75%, 2/15/2037	25,000	36,299
5.25%, 11/15/2028	450,000	623,214
Treasury Notes:
0.63%, 11/30/2017	500,000	499,580
0.63%, 6/30/2018	1,500,000	1,496,715
0.75%, 1/31/2018	200,000	200,072
0.75%, 3/31/2018	250,000	250,065
0.75%, 4/15/2018	200,000	200,028
0.75%, 8/31/2018	500,000	499,910
0.88%, 11/15/2017	750,000	751,448
0.88%, 1/15/2018	250,000	250,523
0.88%, 1/31/2018	2,750,000	2,755,830
0.88%, 7/15/2018	350,000	350,651
0.88%, 10/15/2018	500,000	500,800
0.88%, 4/15/2019	150,000	150,096
0.88%, 6/15/2019	4,500,000	4,501,305
1.00%, 12/31/2017	1,000,000	1,003,500
1.00%, 2/15/2018	500,000	501,880
1.00%, 5/31/2018	500,000	502,035
1.00%, 8/15/2018	300,000	301,260
1.00%, 9/15/2018	100,000	100,409
1.00%, 8/31/2019	500,000	501,630
1.00%, 9/30/2019	750,000	752,265
1.13%, 6/15/2018	150,000	150,925
1.13%, 1/15/2019	2,050,000	2,063,694
1.13%, 4/30/2020	100,000	100,432
1.13%, 6/30/2021	2,500,000	2,497,125
1.13%, 7/31/2021	1,175,000	1,173,402
1.13%, 8/31/2021	700,000	699,384
1.13%, 9/30/2021	500,000	499,336
1.25%, 12/15/2018	750,000	757,065

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
1.25%, 1/31/2020	$5,250,000	$5,298,458
1.25%, 3/31/2021	200,000	201,048
1.25%, 7/31/2023	250,000	247,380
1.38%, 9/30/2018	100,000	101,140
1.38%, 2/28/2019	500,000	506,375
1.38%, 2/29/2020	500,000	506,560
1.38%, 4/30/2020	350,000	354,578
1.38%, 5/31/2020	500,000	506,335
1.38%, 8/31/2020	200,000	202,474
1.38%, 9/30/2020	550,000	556,622
1.38%, 10/31/2020	1,100,000	1,112,947
1.38%, 1/31/2021	500,000	505,510
1.38%, 4/30/2021	525,000	530,565
1.38%, 5/31/2021	275,000	278,006
1.38%, 6/30/2023	2,500,000	2,495,700
1.38%, 9/30/2023	550,000	547,916
1.50%, 12/31/2018	750,000	761,235
1.50%, 5/31/2020	300,000	305,169
1.50%, 1/31/2022	450,000	456,025
1.50%, 8/15/2026	850,000	841,729
1.63%, 8/31/2019	800,000	816,872
1.63%, 12/31/2019	750,000	766,162
1.63%, 6/30/2020	75,000	76,646
1.63%, 7/31/2020	5,600,000	5,721,968
1.63%, 5/31/2023	100,000	101,438
1.63%, 2/15/2026	925,000	926,647
1.63%, 5/15/2026	1,850,000	1,852,442
1.75%, 10/31/2018	500,000	509,685
1.75%, 10/31/2020	650,000	667,199
1.75%, 2/28/2022	300,000	307,872
1.75%, 3/31/2022	250,000	256,443
1.75%, 4/30/2022	300,000	307,626
1.75%, 1/31/2023	800,000	818,856
1.75%, 5/15/2023	250,000	255,655
1.88%, 10/31/2017	500,000	506,260
1.88%, 5/31/2022	100,000	103,227
1.88%, 8/31/2022	150,000	154,788
2.00%, 2/28/2021	750,000	778,005
2.00%, 5/31/2021	350,000	363,359
2.00%, 8/31/2021	300,000	311,646
2.00%, 11/15/2021	500,000	519,530
2.00%, 7/31/2022	100,000	103,901
2.00%, 2/15/2023	500,000	519,410
2.00%, 2/15/2025	625,000	647,188
2.00%, 8/15/2025	500,000	517,495
2.13%, 8/31/2020	500,000	520,260
2.13%, 6/30/2022	4,500,000	4,706,775
2.13%, 12/31/2022	650,000	680,075
2.13%, 5/15/2025	2,350,000	2,457,042
2.25%, 11/15/2024	175,000	184,749
2.25%, 11/15/2025	400,000	422,276
2.63%, 8/15/2020	150,000	158,897
2.63%, 11/15/2020	250,000	265,430
2.75%, 2/15/2024	100,000	109,124
4.00%, 8/15/2018	250,000	265,265

TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,123,687)		81,043,501

MUNICIPAL BONDS & NOTES – 0.8%
California – 0.3%
California, State General Obligation:
7.50%, 4/1/2034	100,000	151,523
7.55%, 4/1/2039	100,000	160,141
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	133,330
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	33,464
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	40,009
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	72,225

		590,692

Florida – 0.0%(c)
State Board of Administration Finance Corp., Revenue Series A, 3.00%, 7/1/2020	100,000	104,834

Illinois – 0.1%
City of Chicago IL, General Obligation 7.78%, 1/1/2035	100,000	115,124
State of Illinois:
5.10%, 6/1/2033	50,000	48,200
5.67%, 3/1/2018	50,000	52,437
7.35%, 7/1/2035	100,000	112,610

		328,371

Massachusetts – 0.1%
Commonwealth of Massachusetts, State General Obligation Series E, 4.20%, 12/1/2021	100,000	110,922

New Jersey – 0.1%
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	152,218

New York – 0.1%
City of New York NY Series G-1, 5.97%, 3/1/2036	25,000	33,680
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	34,284
New York, NY, Metropolitan Transportation Authority Revenue Series A2, 6.09%, 11/15/2040	25,000	34,292

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES – (continued)
New York – (continued)
Port Authority of New York & New Jersey:
5.65%, 11/1/2040	$100,000	$131,270
Series 192, 4.81%, 10/15/2065	25,000	30,469

		263,995

Oregon – 0.0%(c)
Oregon School Boards Association 4.76%, 6/30/2028	25,000	28,622
Port of Morrow OR, Revenue 2.99%, 9/1/2036	25,000	24,889

		53,511

Pennsylvania – 0.0%(c)
Pennsylvania, State General Obligation 5.45%, 2/15/2030	20,000	24,467

Texas – 0.1%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.02%, 12/1/2048	100,000	132,852
Texas Transportation Commission State Highway Fund Series B-, 5.03%, 4/1/2026	25,000	30,387
University of Texas System, Revenue Series A, 3.85%, 8/15/2046	100,000	114,569

		277,808

TOTAL MUNICIPAL BONDS & NOTES (Cost $1,849,166)		1,906,818

ASSET-BACKED SECURITIES – 0.4%
Automobile – 0.2%
AmeriCredit Automobile Receivables Trust 2015-3 Series 2015-3, Class B, 2.08%, 9/8/2020	50,000	50,320
Fifth Third Auto Trust 2015-1 Series 2015-1, Class A3, 1.42%, 3/16/2020	100,000	100,310
Honda Auto Receivables 2015-3 Owner Trust Series 2015-3, Class A4, ABS, 1.56%, 10/18/2021	112,000	112,750
Nissan Auto Receivables 2016-B Owner Trust Series 2016-B, Class A3, ABS, 1.32%, 1/15/2021	169,000	169,406

		432,786

Credit Card – 0.2%
Chase Issuance Trust Series 2015-A2, Class A2, 1.59%, 2/18/2020	200,000	201,260
Citibank Credit Card Issuance Trust:
Series 2008-A1, Class A1, 5.35%, 2/7/2020	100,000	105,620
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	105,760
Discover Card Execution Note Trust Series 2016-A1, Class A1, ABS, 1.64%, 7/15/2021	100,000	100,940

		513,580

TOTAL ASSET-BACKED SECURITIES (Cost $939,293)		946,366

MORTGAGE-BACKED SECURITIES – 0.9%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	109,800
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	79,112
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	69,388
COMM 2013-LC6 Mortgage Trust Series 2013-LC6, Class A2, 1.91%, 1/10/2046	75,000	75,390
COMM 2014-CCRE16 Mortgage Trust Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	111,192
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	107,507
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,607
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.17%, 7/10/2046(a)	80,000	89,647
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	112,630
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	157,494
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	67,406

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class A5, 4.08%, 2/15/2047	$50,000	$55,626
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	108,202
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	109,750
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	211,284
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class A1, 1.29%, 8/15/2050	57,837	57,647
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	107,031
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	78,403
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	120,677
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	120,000	123,692
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	110,822

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,091,822)		2,117,307

SHORT-TERM INVESTMENT – 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(f)(g) (Cost $15,873,151)	15,873,151	15,873,151

TOTAL INVESTMENTS – 103.2% (Cost $235,523,461)		237,831,985
Liabilities in Excess of Other Assets – (3.2)%		(7,328,508)

NET ASSETS – 100.0%		$230,503,477

(a)	Step-up bond – Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Amount is less than 0.05% of net assets.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	When-issued security.

(f)	The rate shown is the annualized seven-day yield at September 30, 2016.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$106,192	$–	$106,192
Aerospace & Defense	–	886,036	–	886,036
Agriculture	–	745,961	–	745,961
Airlines	–	152,736	–	152,736

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Auto Manufacturers	$–	$1,292,512	$–	$1,292,512
Auto Parts & Equipment	–	78,947	–	78,947
Banks	–	13,859,723	–	13,859,723
Beverages	–	1,644,808	–	1,644,808
Biotechnology	–	948,775	–	948,775
Chemicals	–	1,008,262	–	1,008,262
Commercial Services	–	280,803	–	280,803
Construction Materials	–	30,313	–	30,313
Distribution & Wholesale	–	29,392	–	29,392
Diversified Financial Services	–	2,401,232	–	2,401,232
Electric	–	3,961,910	–	3,961,910
Electrical Components & Equipment	–	129,542	–	129,542
Electronics	–	339,845	–	339,845
Engineering & Construction	–	52,352	–	52,352
Environmental Control	–	149,785	–	149,785
Food	–	911,875	–	911,875
Forest Products & Paper	–	219,942	–	219,942
Gas	–	435,925	–	435,925
Hand & Machine Tools	–	53,000	–	53,000
Health Care Products	–	774,271	–	774,271
Health Care Services	–	1,226,553	–	1,226,553
Holding Companies-Divers	–	25,123	–	25,123
Home Builders	–	26,219	–	26,219
Home Furnishings	–	26,902	–	26,902
Household Products	–	172,082	–	172,082
Household Products & Wares	–	76,636	–	76,636
Housewares	–	136,842	–	136,842
Insurance	–	1,798,876	–	1,798,876
Internet	–	507,639	–	507,639
Iron/Steel	–	250,881	–	250,881
IT Services	–	1,697,159	–	1,697,159
Lodging	–	77,571	–	77,571
Machinery, Construction & Mining	–	281,233	–	281,233
Machinery-Diversified	–	208,489	–	208,489
Media	–	2,190,596	–	2,190,596
Metal Fabricate & Hardware	–	77,050	–	77,050
Mining	–	567,465	–	567,465
Miscellaneous Manufacturer	–	481,747	–	481,747
Multi-National	–	3,527,057	–	3,527,057
Oil & Gas	–	4,242,866	–	4,242,866
Oil & Gas Services	–	204,894	–	204,894
Pharmaceuticals	–	3,262,601	–	3,262,601
Pipelines	–	1,854,004	–	1,854,004
Real Estate	–	53,667	–	53,667
Real Estate Investment Trusts	–	1,375,309	–	1,375,309
Retail	–	2,198,076	–	2,198,076
Semiconductors	–	707,232	–	707,232
Software	–	1,520,421	–	1,520,421
Sovereign	–	100,189	–	100,189
Telecommunications	–	3,140,753	–	3,140,753
Toys/Games/Hobbies	–	25,362	–	25,362
Transportation	–	998,116	–	998,116
Trucking & Leasing	–	50,504	–	50,504
Water	–	55,429	–	55,429
Foreign Government Obligations	–	3,765,006	–	3,765,006
U.S. Government Agency Obligations	–	68,540,154	–	68,540,154
U.S. Treasury Obligations	–	81,043,501	–	81,043,501
Municipal Bonds & Notes	–	1,906,818	–	1,906,818

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset-Backed Securities
Automobile	$–	$432,786	$–	$432,786
Credit Card	–	513,580	–	513,580
Mortgage-Backed Securities	–	2,117,307	–	2,117,307
Short-Term Investment	15,873,151	–	–	15,873,151

Total Investments	$15,873,151	$221,958,834	$–	$237,831,985

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	13,317,540	$13,317,540	97,983,436	95,427,825	15,873,151	$15,873,151	$29	$–

Total		$13,317,540				$15,873,151	$29	$–

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 100.7%
Australia – 5.3%
AGL Energy, Ltd.	19,848	$290,543
Alumina, Ltd.	30,979	34,873
Amcor, Ltd.	33,415	389,144
AMP, Ltd.	85,773	348,654
APA Group	33,500	219,449
Aristocrat Leisure, Ltd.	16,927	205,923
ASX, Ltd.	5,884	217,964
Aurizon Holdings, Ltd.	62,873	227,297
AusNet Services	22,875	28,828
Australia & New Zealand Banking Group, Ltd.	82,594	1,759,150
Bank of Queensland, Ltd.	13,276	116,262
Bendigo & Adelaide Bank, Ltd.	15,493	128,479
BHP Billiton PLC	60,830	916,807
BHP Billiton, Ltd.	91,196	1,579,535
Boral, Ltd.	24,842	129,210
Brambles, Ltd.	45,260	417,131
Caltex Australia, Ltd.	8,268	218,567
Challenger, Ltd.	15,469	121,118
CIMIC Group, Ltd.	1,254	27,769
Coca-Cola Amatil, Ltd.	18,962	149,499
Cochlear, Ltd.	1,795	194,540
Commonwealth Bank of Australia	48,030	2,677,958
Computershare, Ltd.	12,639	100,234
Crown Resorts, Ltd.	12,305	124,109
CSL, Ltd.	13,178	1,083,492
Dexus Property Group REIT	29,539	207,590
Domino’s Pizza Enterprises, Ltd.	2,115	114,580
DUET Group	75,169	144,704
Flight Centre Travel Group, Ltd.	714	19,985
Fortescue Metals Group, Ltd.	49,498	189,433
Goodman Group REIT	52,494	294,174
GPT Group REIT	54,280	211,342
Harvey Norman Holdings, Ltd.	6,810	27,256
Healthscope, Ltd.	57,955	136,870
Incitec Pivot, Ltd.	56,501	122,784
Insurance Australia Group, Ltd.	71,380	300,576
LendLease Group	17,469	189,278
Macquarie Group, Ltd.	8,746	553,064
Medibank Pvt, Ltd.	84,813	161,546
Mirvac Group REIT	114,951	198,149
National Australia Bank, Ltd.	74,763	1,606,894
Newcrest Mining, Ltd.	22,023	371,703
Oil Search, Ltd.	41,583	228,989
Orica, Ltd.	12,514	146,579
Origin Energy, Ltd.	52,878	222,974
Platinum Asset Management, Ltd.	1,984	7,677
Qantas Airways, Ltd.	7,923	19,027
QBE Insurance Group, Ltd.	40,101	286,906
Ramsay Health Care, Ltd.	4,261	259,243
REA Group, Ltd.	651	28,311
Santos, Ltd.	49,584	139,733
Scentre Group REIT	154,489	557,661
SEEK, Ltd.	10,814	129,622
Sonic Healthcare, Ltd.	12,056	204,131
South32, Ltd.(a)	150,162	279,748
South32, Ltd.(a)	10,757	20,439
Stockland REIT	71,971	263,554
Suncorp Group, Ltd.	37,337	348,286
Sydney Airport	34,252	183,569
Tabcorp Holdings, Ltd.	29,486	112,897
Tatts Group, Ltd.	47,481	133,431
Telstra Corp., Ltd.	121,520	484,451
TPG Telecom, Ltd.	9,201	61,048
Transurban Group Stapled Security	59,301	518,182
Treasury Wine Estates, Ltd.	23,228	197,103
Vicinity Centres REIT	100,115	244,125
Vocus Communications, Ltd.	17,191	82,434
Wesfarmers, Ltd.	32,146	1,089,643
Westfield Corp.	56,393	421,911
Westpac Banking Corp.	94,049	2,139,539
Woodside Petroleum, Ltd.	21,279	471,753
Woolworths, Ltd.	36,803	658,826

		26,498,255

Austria – 0.1%
ANDRITZ AG	2,479	134,954
Erste Group Bank AG(b)	8,494	251,623
OMV AG	4,809	138,516
Raiffeisen Bank International AG(b)	1,758	26,770
Voestalpine AG	3,766	130,246

		682,109

Belgium – 1.0%
Ageas	6,150	224,955
Anheuser-Busch InBev SA	22,612	2,974,847
Colruyt SA	1,120	62,225
Groupe Bruxelles Lambert SA	2,470	219,332
KBC Group NV (expiring 11/18/16)(b)	7,276	424,913
Proximus SADP	4,865	145,599
Solvay SA	2,258	261,744
Telenet Group Holding NV(b)	779	40,710
UCB SA	3,741	289,691
Umicore SA	3,007	188,882

		4,832,898

Brazil – 1.6%
AES Tiete Energia SA	5,508	27,143
Ambev SA	135,658	827,598
Banco Bradesco SA	25,196	219,864
Banco Bradesco SA Preference Shares	80,218	732,588
Banco do Brasil SA	27,300	191,588
Banco Santander Brasil SA	6,700	45,370
BB Seguridade Participacoes SA	21,600	198,657

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
BM&FBovespa SA	50,600	$261,811
BR Malls Participacoes SA(b)	8,620	32,635
Braskem SA Class A, Preference Shares	2,400	18,549
BRF SA	18,000	306,496
CCR SA	28,600	149,125
Centrais Eletricas Brasileiras SA Class B, Preference Shares(b)	6,800	49,961
CETIP SA – Mercados Organizados	8,100	106,908
Cia Brasileira de Distribuicao Preference Shares	2,300	37,592
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	49,250
Cia Energetica de Minas Gerais Preference Shares	6,700	17,694
Cia Energetica de Sao Paulo Class B, Preference Shares	1,600	7,239
Cia Paranaense de Energia Preference Shares	1,300	13,457
Cia Siderurgica Nacional SA(b)	9,900	27,699
Cielo SA	29,816	298,357
Cosan SA Industria e Comercio	1,500	17,411
CPFL Energia SA	1,969	14,661
Duratex SA	4,428	11,721
EDP – Energias do Brasil SA	4,474	19,803
Embraer SA	22,300	96,164
Engie Brasil Energia SA	2,500	29,626
Equatorial Energia SA	7,000	108,420
Fibria Celulose SA	3,500	24,789
Gerdau SA Preference Shares	9,300	25,362
Hypermarcas SA	5,500	47,181
Itau Unibanco Holding SA Preference Shares	82,790	905,151
Itausa – Investimentos Itau SA Preference Shares	114,839	294,799
JBS SA	13,700	49,844
Klabin SA	7,827	41,052
Kroton Educacional SA	42,400	193,021
Localiza Rent a Car SA	2,300	28,077
Lojas Americanas SA	2,020	8,916
Lojas Americanas SA Preference Shares	20,060	124,663
Lojas Renner SA	20,300	152,898
M Dias Branco SA	400	16,363
Multiplan Empreendimentos Imobiliarios SA	700	13,617
Natura Cosmeticos SA	1,400	13,458
Odontoprev SA	3,400	13,532
Petroleo Brasileiro SA(b)	86,500	403,100
Petroleo Brasileiro SA Preference Shares(b)	113,400	473,656
Porto Seguro SA	900	8,261
Qualicorp SA	1,794	10,591
Raia Drogasil SA	7,500	153,008
Rumo Logistica Operadora Multimodal SA(b)	16,140	31,397
Sul America SA	2,500	12,489
Suzano Papel e Celulose SA Class A, Preference Shares	8,200	26,426
Telefonica Brasil SA Preference Shares	13,785	199,211
Tim Participacoes SA	14,100	34,286
TOTVS SA	1,100	10,286
Transmissora Alianca de Energia Eletrica SA	300	1,937
Ultrapar Participacoes SA	10,900	238,409
Vale SA	39,300	215,440
Vale SA Preference Shares	57,700	273,506
WEG SA	8,800	47,835

		8,009,948

Canada – 6.8%
Agnico Eagle Mines, Ltd.	6,300	340,107
Agrium, Inc.	3,800	343,641
Alimentation Couche-Tard, Inc. Class B	11,900	575,691
AltaGas, Ltd.	5,300	136,064
ARC Resources, Ltd.	10,800	195,004
Atco, Ltd. Class I	2,800	99,324
Bank of Montreal	18,300	1,197,071
Bank of Nova Scotia	34,000	1,798,501
Barrick Gold Corp.	33,600	593,896
BCE, Inc.	4,479	206,492
BlackBerry, Ltd.(b)	17,100	136,097
Bombardier, Inc. Class B(b)	30,600	41,910
Brookfield Asset Management, Inc. Class A	25,450	893,292
CAE, Inc.	9,100	128,996
Cameco Corp.	12,900	110,032
Canadian Imperial Bank of Commerce	11,400	882,421
Canadian National Railway Co.	22,400	1,461,688
Canadian Natural Resources, Ltd.	31,300	998,837
Canadian Pacific Railway, Ltd.	4,200	639,755
Canadian Tire Corp., Ltd. Class A	2,100	209,928
Canadian Utilities, Ltd. Class A	4,200	118,306
CCL Industries, Inc. Class B	900	172,988
Cenovus Energy, Inc.	24,300	348,160
CGI Group, Inc. Class A(b)	6,600	313,817
CI Financial Corp.	7,900	151,298
Constellation Software, Inc.	600	270,003
Crescent Point Energy Corp.	15,200	200,084
Dollarama, Inc.	3,500	272,783
Eldorado Gold Corp.	24,200	95,014
Element Financial Corp.	12,600	157,422
Empire Co., Ltd. Class A	6,200	92,322
Enbridge, Inc.	26,200	1,149,471
Encana Corp.	26,000	271,227
Fairfax Financial Holdings, Ltd.	600	350,947
Finning International, Inc.	6,200	115,107
First Capital Realty, Inc.	1,700	28,431
First Quantum Minerals, Ltd.	21,500	177,660
Fortis, Inc.	8,300	266,446
Franco-Nevada Corp.	5,100	355,690
George Weston, Ltd.	1,700	141,562
Gildan Activewear, Inc.	7,000	195,153
Goldcorp, Inc.	23,800	392,064
Great-West Lifeco, Inc.	9,000	221,122

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
H&R Real Estate Investment Trust	1,700	$29,014
Husky Energy, Inc.	11,555	141,289
Hydro One, Ltd.(c)	6,000	118,242
IGM Financial, Inc.	1,200	32,341
Imperial Oil, Ltd.	8,800	274,797
Industrial Alliance Insurance & Financial Services, Inc.	3,500	125,779
Intact Financial Corp.	3,900	281,435
Inter Pipeline, Ltd.	10,200	214,982
Jean Coutu Group PJC, Inc. Class A	1,100	16,848
Keyera Corp.	5,800	187,206
Kinross Gold Corp.(b)	37,700	158,631
Linamar Corp.	700	29,177
Loblaw Cos., Ltd.	6,600	338,977
Magna International, Inc.	11,500	492,813
Manulife Financial Corp.	56,800	799,976
Methanex Corp.	3,400	120,918
Metro, Inc.	7,100	232,678
National Bank of Canada	9,800	346,887
Onex Corp.	2,700	173,577
Open Text Corp.	3,700	239,244
Pembina Pipeline Corp.	10,900	331,582
Peyto Exploration & Development Corp.	5,100	142,881
Potash Corp. of Saskatchewan, Inc.	24,100	391,505
Power Corp. of Canada	11,200	236,826
Power Financial Corp.	7,800	180,422
PrairieSky Royalty, Ltd.	6,794	138,284
Restaurant Brands International, Inc.	6,546	291,376
RioCan Real Estate Investment Trust	5,300	109,771
Rogers Communications, Inc. Class B	10,400	440,452
Royal Bank of Canada	41,900	2,590,675
Saputo, Inc.	7,700	267,105
Seven Generations Energy, Ltd. Class A(b)	6,400	153,785
Shaw Communications, Inc. Class B	12,300	251,288
Silver Wheaton Corp.	12,700	342,468
Smart Real Estate Investment Trust REIT	900	24,208
SNC-Lavalin Group, Inc.	4,600	180,360
Sun Life Financial, Inc.	17,300	561,946
Suncor Energy, Inc.	47,264	1,309,762
Teck Resources, Ltd. Class B	17,000	305,916
TELUS Corp.	6,100	200,928
Toronto-Dominion Bank	52,300	2,317,635
Tourmaline Oil Corp.(b)	6,300	170,365
TransCanada Corp.	22,500	1,066,749
Turquoise Hill Resources, Ltd.(b)	33,700	99,491
Veresen, Inc.	11,200	114,194
Vermilion Energy, Inc.	3,700	143,073
Waste Connections, Inc.	674	50,181
West Fraser Timber Co., Ltd.	800	24,610
Yamana Gold, Inc.	29,700	127,681

		33,766,154

Chile – 0.2%
AES Gener SA	22,037	7,253
Aguas Andinas SA Class A	22,213	14,241
Antofagasta PLC	5,081	34,494
Banco de Chile	341,286	38,059
Banco de Credito e Inversiones	315	14,232
Banco Santander Chile	2,264,400	116,873
Cencosud SA	40,053	120,078
Cia Cervecerias Unidas SA	1,255	12,656
Colbun SA	127,526	25,360
Embotelladora Andina SA Class B, Preference Shares	3,273	12,499
Empresa Nacional de Electricidad SA	115,936	76,720
Empresa Nacional de Telecomunicaciones SA(b)	1,285	12,542
Empresas CMPC SA	16,988	33,749
Empresas COPEC SA	14,838	138,496
Endesa Americas SA	38,452	17,333
Enersis Chile SA	246,306	22,690
Enersis SA	665,131	108,483
Itau CorpBanca	3,102,407	27,285
Latam Airlines Group SA(b)	11,268	90,391
SACI Falabella	13,199	96,588
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,548	41,818

		1,061,840

China – 6.0%
3SBio, Inc.(b)(c)	24,500	27,833
58.com, Inc. ADR(b)	2,600	123,916
AAC Technologies Holdings, Inc.	22,500	227,354
Agricultural Bank of China, Ltd. Class H	731,000	315,325
Air China, Ltd. Class H	22,000	14,873
Alibaba Group Holding, Ltd. ADR(b)	31,600	3,342,964
Alibaba Health Information Technology, Ltd.(b)	59,500	33,564
Aluminum Corp. of China, Ltd. Class H(b)	34,000	12,405
Anhui Conch Cement Co., Ltd. Class H	42,500	117,471
ANTA Sports Products, Ltd.	12,000	32,813
AviChina Industry & Technology Co., Ltd. Class H	20,000	13,567
Baidu, Inc. ADR(b)	7,700	1,401,939
Bank of China, Ltd. Class H	2,274,000	1,050,202
Bank of Communications Co., Ltd. Class H	273,000	209,990
Beijing Capital International Airport Co., Ltd. Class H	14,000	15,960
Beijing Enterprises Holdings, Ltd.	14,000	71,450
Beijing Enterprises Water Group, Ltd.(b)	164,000	111,809

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Belle International Holdings, Ltd.	213,000	$147,485
Brilliance China Automotive Holdings, Ltd.	102,000	115,091
Byd Co., Ltd. Class H(b)	21,000	139,697
CGN Power Co., Ltd. Class H(c)	178,600	53,212
China Cinda Asset Management Co., Ltd. Class H	317,592	113,115
China CITIC Bank Corp., Ltd. Class H	279,000	186,628
China Coal Energy Co., Ltd. Class H(b)	30,000	16,330
China Communications Construction Co., Ltd. Class H	141,000	149,645
China Communications Services Corp., Ltd. Class H	28,000	17,576
China Conch Venture Holdings, Ltd.	50,500	98,836
China Construction Bank Corp. Class H	2,383,000	1,789,828
China COSCO Holdings Co., Ltd. Class H(b)	22,000	7,542
China Everbright Bank Co., Ltd. Class H	42,300	19,812
China Everbright International, Ltd.	92,000	110,305
China Everbright, Ltd.	12,000	24,750
China Evergrande Group	70,000	47,836
China Galaxy Securities Co., Ltd. Class H	37,800	34,769
China Huishan Dairy Holdings Co., Ltd.	66,000	24,712
China Jinmao Holdings Group, Ltd.	44,000	13,657
China Life Insurance Co., Ltd. Class H	219,000	573,849
China Longyuan Power Group Corp., Ltd. Class H	41,000	33,597
China Medical System Holdings, Ltd.	14,000	23,670
China Mengniu Dairy Co., Ltd.	88,000	164,715
China Merchants Bank Co., Ltd. Class H	116,500	296,281
China Merchants Port Holdings Co., Ltd.	44,478	119,319
China Minsheng Banking Corp., Ltd. Class H	183,500	213,188
China Mobile, Ltd.	173,500	2,131,461
China National Building Material Co., Ltd. Class H	32,000	14,332
China Oilfield Services, Ltd. Class H	18,000	15,786
China Overseas Land & Investment, Ltd.	114,000	391,954
China Pacific Insurance Group Co., Ltd. Class H	78,200	292,472
China Petroleum & Chemical Corp. Class H	724,000	534,531
China Power International Development, Ltd.	40,000	15,499
China Railway Construction Corp., Ltd. Class H	23,000	26,356
China Railway Group, Ltd. Class H	108,000	78,963
China Resources Beer Holdings Co., Ltd.(b)	32,721	69,741
China Resources Gas Group, Ltd.	12,000	41,217
China Resources Land, Ltd.	85,333	240,602
China Resources Power Holdings Co., Ltd.	68,055	118,316
China Shenhua Energy Co., Ltd. Class H	104,500	206,554
China Shipping Container Lines Co., Ltd. Class H(b)	42,000	9,055
China Southern Airlines Co., Ltd. Class H	16,000	9,026
China State Construction International Holdings, Ltd.	20,000	26,466
China Taiping Insurance Holdings Co., Ltd.(b)	43,800	87,347
China Telecom Corp., Ltd. Class H	426,000	217,342
China Unicom Hong Kong, Ltd.	184,000	224,196
China Vanke Co., Ltd. Class H	47,400	123,927
Chongqing Changan Automobile Co., Ltd. Class B	10,700	17,474
Chongqing Rural Commercial Bank Co., Ltd. Class H	32,000	19,846
CITIC Securities Co., Ltd. Class H	69,000	147,989
CITIC, Ltd.	134,000	192,716
CNOOC, Ltd.	518,000	653,502
COSCO SHIPPING Ports, Ltd.	28,381	29,203
Country Garden Holdings Co., Ltd.	69,000	36,665
CRRC Corp., Ltd. Class H	143,350	130,502
CSPC Pharmaceutical Group, Ltd.	112,000	112,453
Ctrip.com International, Ltd. ADR(b)	9,700	451,729
Dongfeng Motor Group Co., Ltd. Class H	74,000	74,629
ENN Energy Holdings, Ltd.	26,000	127,290
Fang Holdings, Ltd. ADR(b)	5,800	26,042
Far East Horizon, Ltd.	23,000	21,881
Fosun International, Ltd.	43,000	65,119
Geely Automobile Holdings, Ltd.	145,000	130,573
GF Securities Co., Ltd. Class H	36,800	78,450
GOME Electrical Appliances Holding, Ltd.	142,000	17,518
Great Wall Motor Co., Ltd. Class H	109,500	107,683
Guangdong Investment, Ltd.	92,000	146,974
Guangzhou Automobile Group Co., Ltd. Class H	76,000	98,297
Guangzhou R&F Properties Co., Ltd. Class H	12,400	19,651

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Haitian International Holdings, Ltd.	5,000	$9,884
Haitong Securities Co., Ltd. Class H	97,200	166,197
Hengan International Group Co., Ltd.	22,500	187,778
Huadian Power International Corp., Ltd. Class H	14,000	6,319
Huaneng Power International, Inc. Class H	62,000	39,107
Huaneng Renewables Corp., Ltd. Class H	32,629	11,472
Huatai Securities Co., Ltd. Class H(c)	52,800	107,833
Industrial & Commercial Bank of China, Ltd. Class H	2,100,000	1,332,886
JD.com, Inc. ADR(b)	19,700	513,973
Jiangsu Expressway Co., Ltd. Class H	14,000	19,429
Jiangxi Copper Co., Ltd. Class H	17,000	19,527
Kingsoft Corp., Ltd.	10,000	23,893
Kunlun Energy Co., Ltd.	38,000	29,377
Lenovo Group, Ltd.	234,000	156,191
Longfor Properties Co., Ltd.	18,000	27,808
Luye Pharma Group, Ltd.(b)	11,000	7,240
NetEase, Inc. ADR	2,400	577,872
New China Life Insurance Co., Ltd. Class H	28,400	126,867
New Oriental Education & Technology Group, Inc. ADR(b)	4,200	194,712
People’s Insurance Co. Group of China, Ltd. Class H	252,000	103,793
PetroChina Co., Ltd. Class H	606,000	401,715
PICC Property & Casualty Co., Ltd. Class H	139,800	234,398
Ping An Insurance Group Co. of China, Ltd. Class H	150,500	788,995
Qunar Cayman Islands, Ltd. ADR(b)	500	14,500
Semiconductor Manufacturing International Corp.(b)	773,000	87,082
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	16,192
Shanghai Electric Group Co., Ltd. Class H(b)	24,000	11,427
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	10,947
Shanghai Industrial Holdings, Ltd.	7,000	20,264
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	6,120	10,297
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,700	23,629
Shenzhou International Group Holdings, Ltd.	15,000	104,974
Shui On Land, Ltd.	45,500	12,435
Sino-Ocean Group Holding, Ltd.	42,000	19,499
Sinopec Engineering Group Co., Ltd. Class H	15,000	12,997
Sinopec Shanghai Petrochemical Co., Ltd. Class H	50,000	25,393
Sinopharm Group Co., Ltd. Class H	37,200	180,182
Sinotrans, Ltd. Class H	16,000	7,860
SOHO China, Ltd.	46,000	24,960
Sunac China Holdings, Ltd.	15,000	10,914
TAL Education Group ADR(b)	800	56,672
Tencent Holdings, Ltd.	158,400	4,404,095
Tingyi Cayman Islands Holding Corp.	20,000	23,269
TravelSky Technology, Ltd. Class H	13,000	31,030
Tsingtao Brewery Co., Ltd. Class H	6,000	23,489
Vipshop Holdings, Ltd. ADR(b)	12,700	186,309
Want Want China Holdings, Ltd.	190,000	118,251
Weichai Power Co., Ltd. Class H	14,000	18,891
Yangzijiang Shipbuilding Holdings, Ltd.	21,000	11,619
Yanzhou Coal Mining Co., Ltd. Class H	14,000	9,492
YY, Inc. ADR(b)	300	15,984
Zhejiang Expressway Co., Ltd. Class H	18,000	19,070
Zhuzhou CRRC Times Electric Co., Ltd.	15,000	78,367
Zijin Mining Group Co., Ltd. Class H	76,000	24,355
ZTE Corp. Class H	9,400	13,766

		29,955,686

Colombia – 0.1%
Bancolombia SA ADR	500	19,520
Bancolombia SA Preference Shares	12,910	125,245
Cementos Argos SA	9,003	35,887
Corp. Financiera Colombiana SA	1,473	19,364
Ecopetrol SA(b)	62,893	27,297
Ecopetrol SA ADR(b)	700	6,132
Grupo Argos SA	6,676	43,162
Grupo Aval Acciones y Valores SA Preference Shares	28,874	12,632
Grupo de Inversiones Suramericana SA	4,370	57,083
Grupo de Inversiones Suramericana SA Preference Shares	813	10,530
Interconexion Electrica SA ESP	3,293	11,148

		368,000

Czech Republic – 0.0%(d)
CEZ A/S	4,375	78,185
Komercni banka A/S	2,727	94,600
O2 Czech Republic A/S	227	2,206

		174,991

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – 1.3%
AP Moeller – Maersk A/S Class A	122	$171,459
AP Moeller – Maersk A/S Class B	191	281,024
Carlsberg A/S Class B	3,147	300,860
Chr Hansen Holding A/S	3,056	182,083
Coloplast A/S Class B	3,592	279,437
Danske Bank A/S	20,062	587,104
DSV A/S	5,784	288,678
Genmab A/S(b)	1,673	286,423
ISS A/S	5,155	214,278
Novo Nordisk A/S Class B	53,882	2,246,392
Novozymes A/S Class B	6,808	300,361
Pandora A/S	3,336	404,174
TDC A/S	26,400	155,525
Tryg A/S	1,485	29,847
Vestas Wind Systems A/S	6,429	531,214
William Demant Holding A/S(b)	1,515	30,926

		6,289,785

Egypt – 0.0%(d)
Commercial International Bank Egypt SAE	32,871	176,799
Global Telecom Holding SAE(b)	22,280	10,513
Talaat Moustafa Group	8,765	5,330

		192,642

Finland – 0.7%
Elisa Oyj	4,459	164,395
Fortum Oyj	13,465	217,681
Kone Oyj Class B	9,639	489,539
Metso Oyj	4,066	118,703
Neste Oyj	4,137	176,538
Nokia Oyj(a)	12,886	74,592
Nokia Oyj(a)	147,744	856,719
Nokian Renkaat Oyj	3,775	137,692
Orion Oyj Class B	3,387	133,582
Sampo Oyj Class A	12,699	564,410
Stora Enso Oyj Class R	17,653	156,879
UPM-Kymmene Oyj	15,691	331,441
Wartsila Oyj Abp	4,556	205,188

		3,627,359

France – 6.8%
Accor SA	5,337	211,853
Aeroports de Paris	1,016	100,854
Air Liquide SA	11,054	1,185,867
Airbus Group SE	16,837	1,021,593
Alstom SA(b)	4,158	110,067
Arkema SA	2,107	195,149
Atos SE	2,663	286,810
AXA SA	55,321	1,176,715
BNP Paribas SA	30,032	1,545,272
Bollore SA	30,890	107,578
Bouygues SA	6,397	212,231
Bureau Veritas SA	8,289	177,912
Cap Gemini SA	4,704	461,381
Carrefour SA	15,947	413,645
Casino Guichard Perrachon SA	1,928	93,882
Christian Dior SE	1,620	290,658
Cie de Saint-Gobain	13,525	585,461
Cie Generale des Etablissements Michelin	5,175	573,283
CNP Assurances	2,185	36,725
Credit Agricole SA	31,296	308,824
Danone SA	16,752	1,244,382
Dassault Systemes	3,783	328,536
Edenred	6,682	156,205
Eiffage SA	1,875	145,773
Electricite de France SA	6,767	82,402
Engie SA	42,218	654,840
Essilor International SA	5,924	764,476
Eurazeo SA	528	30,643
Eutelsat Communications SA	6,196	128,292
Fonciere Des Regions	904	84,272
Gecina SA REIT	1,278	201,480
Groupe Eurotunnel SE	14,843	160,850
Hermes International	776	316,045
ICADE	1,348	105,224
Iliad SA	837	175,787
Imerys SA	458	33,093
Ingenico Group SA	1,683	147,210
JCDecaux SA	869	28,110
Kering	2,193	442,687
Klepierre REIT	6,512	299,040
L’Oreal SA	7,192	1,359,900
Lagardere SCA	4,239	107,995
Legrand SA	7,683	453,087
LVMH Moet Hennessy Louis Vuitton SE	7,917	1,350,476
Natixis SA	31,510	147,081
Orange SA	56,984	893,157
Pernod Ricard SA	6,133	726,648
Peugeot SA(b)	14,919	227,916
Publicis Groupe SA	5,470	414,069
Remy Cointreau SA	305	26,037
Renault SA	5,500	452,662
Rexel SA	10,031	153,720
Safran SA	8,828	635,183
Sanofi	33,055	2,518,178
Schneider Electric SE	15,937	1,109,083
SCOR SE	5,210	162,085
SFR Group SA	4,067	119,843
Societe BIC SA	954	141,105
Societe Generale SA	22,068	763,732
Sodexo SA	2,766	329,618
Suez Environment Co.	10,306	170,377
Technip SA	3,326	204,545
Thales SA	3,134	288,697
TOTAL SA	62,097	2,954,553
Unibail-Rodamco SE	2,839	765,794
Valeo SA	6,972	407,110
Veolia Environnement SA	13,322	307,083
Vinci SA	14,288	1,094,589
Vivendi SA	33,668	679,775
Wendel SA	1,030	120,248
Zodiac Aerospace	6,474	157,625

		33,867,078

Germany – 6.4%
adidas AG	5,398	939,220
Allianz SE	12,913	1,919,772
Axel Springer SE	565	28,964

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
BASF SE	25,922	$2,220,468
Bayer AG	23,286	2,339,556
Bayerische Motoren Werke AG	9,514	801,354
Bayerische Motoren Werke AG Preference Shares	1,854	136,888
Beiersdorf AG	2,988	282,159
Brenntag AG	4,661	254,820
Commerzbank AG	32,407	209,464
Continental AG	3,183	670,931
Covestro AG(c)	2,469	146,169
Daimler AG	27,207	1,919,614
Deutsche Bank AG(b)	39,071	509,426
Deutsche Boerse AG(b)	5,518	448,066
Deutsche Lufthansa AG	8,592	95,825
Deutsche Post AG	27,867	872,823
Deutsche Telekom AG	91,348	1,535,308
Deutsche Wohnen AG	9,840	358,202
E.ON SE	58,059	412,819
Evonik Industries AG	4,553	154,201
Fraport AG Frankfurt Airport Services Worldwide	522	28,581
Fresenius Medical Care AG & Co. KGaA	6,372	557,684
Fresenius SE & Co. KGaA	11,738	938,025
Fuchs Petrolub SE Preference Shares	2,501	114,232
GEA Group AG	5,422	301,568
Hannover Rueck SE	1,865	199,999
HeidelbergCement AG	4,119	389,697
Henkel AG & Co. KGaA	3,043	355,059
Henkel AG & Co. KGaA Preference Shares	5,163	702,971
HOCHTIEF AG	272	38,401
HUGO BOSS AG	2,234	123,714
Infineon Technologies AG	32,259	575,457
KS AG	5,189	98,572
Lanxess AG	2,481	154,497
Linde AG	5,348	909,100
MAN SE	1,181	124,613
Merck KGaA	3,733	402,821
METRO AG	5,567	165,772
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,798	896,462
OSRAM Licht AG	2,852	167,612
Porsche Automobil Holding SE Preference Shares	4,625	236,677
ProSiebenSat.1 Media SE	6,463	277,213
RWE AG(b)	14,622	252,616
SAP SE	27,683	2,532,690
Schaeffler AG Preference Shares	2,175	34,458
Siemens AG	21,556	2,528,675
Symrise AG	3,684	270,273
Telefonica Deutschland Holding AG	26,890	108,462
ThyssenKrupp AG	11,049	264,098
TUI AG	15,340	218,459
Uniper SE(b)	5,805	71,141
United Internet AG	3,879	171,858
Volkswagen AG Preference Shares	5,348	704,787
Volkswagen AG	880	127,477
Vonovia SE	13,292	504,090
Zalando SE(b)(c)	3,029	126,606

		31,930,466

Greece – 0.0%(d)
Alpha Bank AE(b)	23,059	38,611
Eurobank Ergasias SA(b)	24,580	14,185
FF Group(b)	122	3,036
Hellenic Telecommunications Organization SA	2,975	26,119
JUMBO SA	867	10,839
National Bank of Greece SA(b)	82,540	17,258
OPAP SA	2,792	23,641
Piraeus Bank SA(b)	86,012	13,091
Titan Cement Co. SA	393	9,281

		156,061

Hong Kong – 2.6%
AIA Group, Ltd.	340,000	2,286,545
Alibaba Pictures Group, Ltd.(b)	140,000	29,435
ASM Pacific Technology, Ltd.	3,500	28,972
Bank of East Asia, Ltd.	38,374	156,628
BOC Hong Kong Holdings, Ltd.	108,000	367,480
Cathay Pacific Airways, Ltd.	17,000	23,766
Cheung Kong Infrastructure Holdings, Ltd.	21,000	181,134
Cheung Kong Property Holdings, Ltd.	76,524	562,932
China Gas Holdings, Ltd.	64,000	101,834
CK Hutchison Holdings, Ltd.	77,524	990,988
CLP Holdings, Ltd.	48,500	502,346
First Pacific Co., Ltd.	30,000	21,430
Galaxy Entertainment Group, Ltd.	72,000	273,813
GCL-Poly Energy Holdings, Ltd.	139,000	18,633
Haier Electronics Group Co., Ltd.	15,000	24,952
Hanergy Thin Film Power Group, Ltd.(b)	68,000	–
Hang Lung Properties, Ltd.	72,000	163,330
Hang Seng Bank, Ltd.	22,100	396,746
Henderson Land Development Co., Ltd.	34,097	203,461
HK Electric Investments & HK Electric Investments, Ltd.(c)	32,164	31,660
HKT Trust & HKT, Ltd.	87,000	122,716
Hong Kong & China Gas Co., Ltd.	220,000	417,759
Hong Kong Exchanges and Clearing, Ltd.	33,404	884,099
Hongkong Land Holdings, Ltd.	36,000	256,492
Hysan Development Co., Ltd.	23,000	108,223
Jardine Matheson Holdings, Ltd.	7,200	436,392
Kerry Properties, Ltd.	8,000	26,284
Li & Fung, Ltd.	208,000	107,182
Link REIT	66,500	490,937
Melco Crown Entertainment, Ltd. ADR	3,341	53,824

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
MTR Corp., Ltd.	43,988	$243,093
New World Development Co., Ltd.	172,705	226,480
Nine Dragons Paper Holdings, Ltd.	14,000	13,202
Noble Group, Ltd.(b)	201,000	22,653
NWS Holdings, Ltd.	21,795	36,526
PCCW, Ltd.	147,000	90,545
Power Assets Holdings, Ltd.	40,000	391,449
Sands China, Ltd.	72,400	317,357
Shangri-La Asia, Ltd.	20,000	21,984
Shimao Property Holdings, Ltd.	16,500	22,553
Sino Biopharmaceutical, Ltd.	154,000	104,176
Sino Land Co., Ltd.	96,429	171,878
SJM Holdings, Ltd.	17,000	12,599
Sun Art Retail Group, Ltd.	29,000	20,060
Sun Hung Kai Properties, Ltd.	42,000	638,553
Swire Pacific, Ltd. Class A	16,500	178,709
Swire Properties, Ltd.	40,200	118,242
Techtronic Industries Co., Ltd.	42,500	166,495
WH Group, Ltd.(c)	188,000	151,958
Wharf Holdings, Ltd.	41,000	300,817
Wheelock & Co., Ltd.	27,000	160,383
Yue Yuen Industrial Holdings, Ltd.	26,000	107,460

		12,787,165

Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	661	40,827
OTP Bank PLC	7,478	195,865
Richter Gedeon Nyrt	2,055	41,636

		278,328

India – 1.9%
ACC, Ltd.	889	21,584
Adani Ports & Special Economic Zone, Ltd.	29,797	114,691
Ambuja Cements, Ltd.	25,405	96,243
Apollo Hospitals Enterprise, Ltd.	978	19,340
Ashok Leyland, Ltd.	16,047	19,310
Asian Paints, Ltd.	7,801	136,104
Aurobindo Pharma, Ltd.	9,217	118,872
Axis Bank, Ltd.	47,063	385,010
Bajaj Auto, Ltd.	2,863	122,301
Bajaj Finance, Ltd.	2,120	33,962
Bharat Forge, Ltd.	1,403	19,241
Bharat Heavy Electricals, Ltd.	7,316	14,865
Bharat Petroleum Corp., Ltd.	3,468	32,004
Bharti Airtel, Ltd.	31,381	148,047
Bharti Infratel, Ltd.	21,353	118,266
Bosch, Ltd.	277	94,852
Cadila Healthcare, Ltd.	4,054	23,776
Cairn India, Ltd.	8,551	25,869
Cipla, Ltd.	12,709	110,833
Coal India, Ltd.	23,660	114,893
Container Corp. Of India, Ltd.	121	2,501
Dabur India, Ltd.	6,256	25,556
Divi’s Laboratories, Ltd.	1,231	24,086
Dr Reddy’s Laboratories, Ltd.	3,631	169,302
Eicher Motors, Ltd.	412	154,381
GAIL India, Ltd.	1,393	7,844
GAIL India, Ltd. GDR	400	13,540
GlaxoSmithKline Consumer Healthcare, Ltd.	212	19,397
Glenmark Pharmaceuticals, Ltd.	1,641	22,829
Godrej Consumer Products, Ltd.	4,355	103,217
Havells India, Ltd.	5,479	34,526
HCL Technologies, Ltd.	17,455	210,030
Hero MotoCorp, Ltd.	624	32,082
Hindalco Industries, Ltd.	17,272	39,762
Hindustan Unilever, Ltd.	19,299	252,588
Housing Development Finance Corp., Ltd.	43,020	903,316
ICICI Bank, Ltd.	28,635	108,268
ICICI Bank, Ltd. ADR	3,576	26,713
Idea Cellular, Ltd.	12,501	14,916
Indiabulls Housing Finance, Ltd.	10,241	127,489
Infosys, Ltd.	45,454	705,376
Infosys, Ltd. ADR	7,300	115,194
ITC, Ltd.	91,551	333,533
JSW Steel, Ltd.	1,309	34,202
Larsen & Toubro, Ltd.	7,476	161,710
Larsen & Toubro, Ltd. GDR(a)	1,370	29,334
Larsen & Toubro, Ltd. GDR(a)	750	16,050
LIC Housing Finance, Ltd.	3,384	29,546
Lupin, Ltd.	6,933	154,840
Mahindra & Mahindra Financial Services, Ltd.	5,284	29,061
Mahindra & Mahindra, Ltd.	9,545	201,633
Mahindra & Mahindra, Ltd. GDR	1,651	35,035
Marico, Ltd.	6,131	25,328
Maruti Suzuki India, Ltd.	3,223	266,279
Motherson Sumi Systems, Ltd.	5,201	24,954
Nestle India, Ltd.	274	26,446
NTPC, Ltd.	56,409	126,231
Oil & Natural Gas Corp., Ltd.	30,561	118,358
Piramal Enterprises, Ltd.	1,191	32,914
Power Finance Corp., Ltd.	1,932	3,495
Reliance Industries, Ltd.	30,852	503,904
Reliance Industries, Ltd. GDR(c)	3,442	112,898
Shree Cement, Ltd.	111	28,458
Shriram Transport Finance Co., Ltd.	2,627	46,143
Siemens, Ltd.	956	17,832
State Bank of India	38,672	146,925
State Bank of India GDR	1,020	37,995
Sun Pharmaceutical Industries, Ltd.	28,171	315,044
Tata Consultancy Services, Ltd.	13,462	492,253
Tata Motors, Ltd.(a)	5,319	27,397
Tata Motors, Ltd.(a)	40,752	326,257
Tata Motors, Ltd. ADR	1,078	43,098
Tata Power Co., Ltd.	19,125	21,628
Tata Steel, Ltd.	1,102	6,232
Tata Steel, Ltd. GDR	1,300	7,156
Tech Mahindra, Ltd.	2,829	17,918
Titan Co., Ltd.	6,250	37,370
UltraTech Cement, Ltd.	478	27,690
United Spirits, Ltd.(b)	658	24,441
UPL, Ltd.	5,305	53,935

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Vedanta, Ltd.	14,916	$38,820
Vedanta, Ltd. ADR	1,433	14,860
Wipro, Ltd.	16,563	119,257
Wipro, Ltd. ADR	2,938	28,528
Yes Bank, Ltd.	8,778	166,079
Zee Entertainment Enterprises, Ltd.	19,332	158,786

		9,352,829

Indonesia – 0.6%
Adaro Energy Tbk PT	52,500	4,872
AKR Corporindo Tbk PT	22,500	11,168
Astra International Tbk PT	592,500	375,956
Bank Central Asia Tbk PT	357,000	430,602
Bank Danamon Indonesia Tbk PT	28,500	8,859
Bank Mandiri Persero Tbk PT	285,000	245,904
Bank Negara Indonesia Persero Tbk PT	266,500	113,687
Bank Rakyat Indonesia Persero Tbk PT	328,500	308,244
Bumi Serpong Damai Tbk PT	103,500	17,541
Charoen Pokphand Indonesia Tbk PT	118,000	31,788
Global Mediacom Tbk PT	26,000	1,778
Gudang Garam Tbk PT	8,000	38,067
Hanjaya Mandala Sampoerna Tbk PT	125,000	37,856
Indocement Tunggal Prakarsa Tbk PT	22,500	29,999
Indofood CBP Sukses Makmur Tbk PT	20,000	14,557
Indofood Sukses Makmur Tbk PT	73,000	48,821
Jasa Marga Persero Tbk PT	13,000	4,594
Kalbe Farma Tbk PT	298,500	39,330
Lippo Karawaci Tbk PT	368,500	28,053
Matahari Department Store Tbk PT	78,500	111,465
Media Nusantara Citra Tbk PT	105,000	16,312
Perusahaan Gas Negara Persero Tbk	137,000	30,267
Semen Indonesia Persero Tbk PT	112,000	87,002
Summarecon Agung Tbk PT	87,500	11,830
Surya Citra Media Tbk PT	50,000	10,761
Telekomunikasi Indonesia Persero Tbk PT	1,443,000	480,501
Tower Bersama Infrastructure Tbk PT	16,500	7,722
Unilever Indonesia Tbk PT	48,500	165,812
United Tractors Tbk PT	21,000	28,611
Waskita Karya Persero Tbk PT	124,000	24,950
XL Axiata Tbk PT(b)	78,125	16,197

		2,783,106

Ireland – 0.5%
Bank of Ireland(b)	857,888	179,432
CRH PLC	23,742	788,693
Experian PLC	27,266	545,917
James Hardie Industries PLC	13,502	211,365
Kerry Group PLC Class A	4,557	379,785
Paddy Power Betfair PLC	2,362	267,192
Ryanair Holdings PLC ADR	400	30,012

		2,402,396

Israel – 0.4%
Azrieli Group, Ltd.	493	21,567
Bank Hapoalim BM	33,412	189,431
Bank Leumi Le-Israel BM(b)	44,596	169,467
Bezeq The Israeli Telecommunication Corp., Ltd.	67,709	127,558
Check Point Software Technologies, Ltd.(b)	3,848	298,643
Israel Chemicals, Ltd.	7,839	30,491
Mizrahi Tefahot Bank, Ltd.	2,082	26,439
Nice-Systems, Ltd.	2,008	133,502
Teva Pharmaceutical Industries, Ltd.	26,075	1,208,429

		2,205,527

Italy – 1.2%
Assicurazioni Generali SpA	33,552	409,631
Atlantia SpA	12,145	308,578
Enel SpA	217,896	971,491
Eni SpA	72,525	1,045,525
EXOR SpA	3,621	146,678
Ferrari NV	3,877	201,551
Intesa Sanpaolo SpA(a)	364,811	810,243
Intesa Sanpaolo SpA(a)	14,345	30,108
Leonardo-Finmeccanica SpA(b)	13,132	148,907
Luxottica Group SpA	5,059	241,730
Mediobanca SpA	18,912	123,136
Poste Italiane SpA(c)	17,493	120,067
Prysmian SpA	6,327	165,742
Saipem SpA(b)	91,957	38,975
Snam SpA	70,600	391,624
Telecom Italia SpA/Milano(a)(b)	306,406	254,695
Telecom Italia SpA/Milano(a)(b)	202,573	137,570
Terna Rete Elettrica Nazionale SpA	45,273	233,455
UniCredit SpA	147,484	343,910
Unione di Banche Italiane SpA	11,339	26,144
UnipolSai SpA	14,077	22,930

		6,172,690

Japan – 17.1%
ABC-Mart, Inc.	400	27,277
Acom Co., Ltd.(b)	4,900	23,133
Aeon Co., Ltd.	19,500	288,910
AEON Financial Service Co., Ltd.	1,300	22,787
Aeon Mall Co., Ltd.	1,400	22,143
Air Water, Inc.	2,000	37,819
Aisin Seiki Co., Ltd.	5,800	266,087
Ajinomoto Co., Inc.	16,100	359,469
Alfresa Holdings Corp.	6,200	131,463
Alps Electric Co., Ltd.	6,300	152,278
Amada Holdings Co., Ltd.	11,600	120,834
ANA Holdings, Inc.	40,000	108,820
Aozora Bank, Ltd.	39,000	134,610
Asahi Glass Co., Ltd.	32,000	207,197

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Asahi Group Holdings, Ltd.	11,300	$412,197
Asahi Kasei Corp.	38,000	303,247
Asics Corp.	5,800	117,022
Astellas Pharma, Inc.	60,300	943,131
Bandai Namco Holdings, Inc.	6,300	193,098
Bank of Kyoto, Ltd.	6,000	43,980
Benesse Holdings, Inc.	800	20,461
Bridgestone Corp.	18,800	693,620
Brother Industries, Ltd.	8,300	146,129
Calbee, Inc.	1,400	53,117
Canon, Inc.	30,600	889,618
Casio Computer Co., Ltd.	3,800	53,277
Central Japan Railway Co.	4,200	720,055
Chiba Bank, Ltd.	19,000	108,054
Chubu Electric Power Co., Inc.	19,200	279,755
Chugai Pharmaceutical Co., Ltd.	6,800	246,120
Chugoku Bank, Ltd.	1,400	17,101
Chugoku Electric Power Co., Inc.	9,500	119,621
Concordia Financial Group, Ltd.	37,800	165,159
Credit Saison Co., Ltd.	1,800	29,925
CYBERDYNE, Inc.(b)	1,000	15,683
Dai Nippon Printing Co., Ltd.	17,000	166,994
Dai-ichi Life Insurance Co., Ltd.	31,500	432,762
Daicel Corp.	10,200	129,076
Daiichi Sankyo Co., Ltd.	17,400	418,672
Daikin Industries, Ltd.	6,800	635,425
Daito Trust Construction Co., Ltd.	2,100	336,337
Daiwa House Industry Co., Ltd.	16,300	447,967
Daiwa House REIT Investment Corp.	39	114,486
Daiwa Securities Group, Inc.	49,000	276,267
Denso Corp.	14,200	567,428
Dentsu, Inc.	6,400	326,196
Don Quijote Holdings Co., Ltd.	3,900	143,270
East Japan Railway Co.	9,600	867,732
Eisai Co., Ltd.	7,500	469,725
Electric Power Development Co., Ltd.	2,300	55,355
FamilyMart UNY Holdings Co., Ltd.	1,900	127,012
FANUC Corp.	5,600	947,234
Fast Retailing Co., Ltd.	1,500	483,704
Fuji Electric Co., Ltd.	9,000	41,420
Fuji Heavy Industries, Ltd.	17,000	638,713
FUJIFILM Holdings Corp.	13,000	482,223
Fujitsu, Ltd.	57,000	307,177
Fukuoka Financial Group, Inc.	28,000	116,538
GungHo Online Entertainment, Inc.	5,300	13,041
Hachijuni Bank, Ltd.	3,500	18,254
Hakuhodo DY Holdings, Inc.	3,000	35,209
Hamamatsu Photonics KK	4,700	144,798
Hankyu Hanshin Holdings, Inc.	7,200	248,591
Hikari Tsushin, Inc.	300	27,897
Hino Motors, Ltd.	3,200	34,237
Hirose Electric Co., Ltd.	1,100	144,831
Hiroshima Bank, Ltd.	6,000	24,922
Hisamitsu Pharmaceutical Co., Inc.	2,100	113,662
Hitachi Chemical Co., Ltd.	900	20,708
Hitachi Construction Machinery Co., Ltd.	900	17,972
Hitachi High-Technologies Corp.	1,000	40,086
Hitachi Metals, Ltd.	2,700	33,262
Hitachi, Ltd.	140,000	657,029
Hokuriku Electric Power Co.	1,900	23,185
Honda Motor Co., Ltd.	46,300	1,338,078
Hoshizaki Corp.	1,600	146,211
Hoya Corp.	11,700	471,316
Hulic Co., Ltd.	10,400	106,407
Idemitsu Kosan Co., Ltd.	1,200	24,879
IHI Corp.	48,000	139,691
Iida Group Holdings Co., Ltd.	2,000	40,301
Inpex Corp.	29,000	264,046
Isetan Mitsukoshi Holdings, Ltd.	9,100	89,726
Isuzu Motors, Ltd.	18,100	213,351
ITOCHU Corp.	44,100	555,967
Iyo Bank, Ltd.	2,100	12,734
J Front Retailing Co., Ltd.	8,800	115,386
Japan Airlines Co., Ltd.	2,000	58,872
Japan Airport Terminal Co., Ltd.	400	15,317
Japan Exchange Group, Inc.	16,100	252,089
Japan Post Bank Co., Ltd.	13,000	154,690
Japan Post Holdings Co., Ltd.	14,200	178,758
Japan Prime Realty Investment Corp.	28	126,591
Japan Real Estate Investment Corp.	40	239,527
Japan Retail Fund Investment Corp. REIT	79	195,112
Japan Tobacco, Inc.	31,300	1,283,043
JFE Holdings, Inc.	16,000	234,219
JGC Corp.	7,400	129,001
Joyo Bank, Ltd.(b)	7,000	29,116
JSR Corp.	2,400	37,774
JTEKT Corp.	7,900	118,822
JX Holdings, Inc.	64,000	259,402
Kajima Corp.	28,000	196,211
Kakaku.com, Inc.	5,100	92,478
Kamigumi Co., Ltd.	3,000	26,208
Kaneka Corp.	3,000	23,785
Kansai Electric Power Co., Inc.(b)	21,700	197,686
Kansai Paint Co., Ltd.	7,100	155,851
Kao Corp.	14,500	820,935
Kawasaki Heavy Industries, Ltd.	47,000	145,818
KDDI Corp.	53,300	1,653,624
Keihan Holdings Co., Ltd.	17,000	119,063
Keikyu Corp.	15,000	156,734
Keio Corp.	18,000	157,624
Keisei Electric Railway Co., Ltd.	4,500	112,666
Keyence Corp.	1,300	953,813
Kikkoman Corp.	3,000	96,213
Kintetsu Group Holdings Co., Ltd.	55,000	231,152
Kirin Holdings Co., Ltd.	23,800	396,096
Kobe Steel, Ltd.(b)	11,500	104,448

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Koito Manufacturing Co., Ltd.	3,600	$175,453
Komatsu, Ltd.	27,000	620,215
Konami Holdings Corp.	3,100	119,951
Konica Minolta, Inc.	15,400	130,592
Kose Corp.	500	51,269
Kubota Corp.	31,300	474,396
Kuraray Co., Ltd.	11,600	172,324
Kurita Water Industries, Ltd.	1,400	33,312
Kyocera Corp.	9,200	442,701
Kyowa Hakko Kirin Co., Ltd.	7,000	110,720
Kyushu Electric Power Co., Inc.	14,300	134,409
Kyushu Financial Group, Inc.	4,000	27,291
Lawson, Inc.	2,100	166,123
LIXIL Group Corp.	8,600	184,498
M3, Inc.	5,900	202,239
Mabuchi Motor Co., Ltd.	600	33,341
Makita Corp.	3,400	242,584
Marubeni Corp.	50,000	257,210
Marui Group Co., Ltd.	7,500	99,210
Maruichi Steel Tube, Ltd.	700	24,238
Mazda Motor Corp.	17,300	265,779
McDonald’s Holdings Co., Japan, Ltd.	1,000	29,496
Medipal Holdings Corp.	3,000	52,074
MEIJI Holdings Co., Ltd.	2,800	278,398
Minebea Co., Ltd.	5,500	52,089
Miraca Holdings, Inc.	900	44,939
Mitsubishi Chemical Holdings Corp.	41,700	261,795
Mitsubishi Corp.	43,500	992,999
Mitsubishi Electric Corp.	56,000	718,728
Mitsubishi Estate Co., Ltd.	35,000	657,738
Mitsubishi Gas Chemical Co., Inc.	2,000	28,674
Mitsubishi Heavy Industries, Ltd.	96,000	402,133
Mitsubishi Logistics Corp.	1,000	14,483
Mitsubishi Materials Corp.	4,000	109,561
Mitsubishi Motors Corp.	11,800	55,197
Mitsubishi Tanabe Pharma Corp.	7,400	158,715
Mitsubishi UFJ Financial Group, Inc.	360,400	1,828,340
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,200	28,491
Mitsui & Co., Ltd.	49,600	688,351
Mitsui Chemicals, Inc.	31,000	147,663
Mitsui Fudosan Co., Ltd.	25,000	532,596
Mitsui OSK Lines, Ltd.	13,000	30,272
Mixi, Inc.	400	14,512
Mizuho Financial Group, Inc.	674,300	1,138,062
MS&AD Insurance Group Holdings, Inc.	14,700	410,273
Murata Manufacturing Co., Ltd.	5,500	718,925
Nabtesco Corp.	1,600	45,392
Nagoya Railroad Co., Ltd.	29,000	158,026
NEC Corp.	80,000	206,624
Nexon Co., Ltd.	3,100	48,764
NGK Insulators, Ltd.	8,300	172,717
NGK Spark Plug Co., Ltd.	6,300	111,477
NH Foods, Ltd.	6,000	145,145
NHK Spring Co., Ltd.	2,200	21,357
Nidec Corp.	6,900	638,670
Nikon Corp.	10,900	163,008
Nintendo Co., Ltd.	3,300	884,805
Nippon Building Fund, Inc.	42	266,473
Nippon Electric Glass Co., Ltd.	4,000	20,740
Nippon Express Co., Ltd.	28,000	131,080
Nippon Paint Holdings Co., Ltd.	5,400	180,949
Nippon Prologis, Inc. REIT	52	131,703
Nippon Steel & Sumitomo Metal Corp.	24,100	495,225
Nippon Telegraph & Telephone Corp.	19,800	906,824
Nippon Yusen KK	57,000	106,871
Nissan Motor Co., Ltd.	71,800	705,250
Nisshin Seifun Group, Inc.	6,900	105,319
Nissin Foods Holdings Co., Ltd.	2,000	121,727
Nitori Holdings Co., Ltd.	2,400	288,092
Nitto Denko Corp.	4,900	318,674
NOK Corp.	800	17,529
Nomura Holdings, Inc.	106,600	478,392
Nomura Real Estate Holdings, Inc.	1,500	25,390
Nomura Real Estate Master Fund, Inc.	111	185,388
Nomura Research Institute, Ltd.	3,400	117,510
NSK, Ltd.	14,900	152,977
NTT Data Corp.	3,900	195,052
NTT DOCOMO, Inc.	40,800	1,037,875
NTT Urban Development Corp.	700	6,772
Obayashi Corp.	19,900	197,657
Obic Co., Ltd.	2,200	117,309
Odakyu Electric Railway Co., Ltd.	9,000	200,681
Oji Holdings Corp.	29,000	115,101
Olympus Corp.	8,600	300,739
Omron Corp.	5,900	212,664
Ono Pharmaceutical Co., Ltd.	10,400	290,774
Oracle Corp. Japan	400	22,630
Oriental Land Co., Ltd.	6,300	384,186
ORIX Corp.	38,600	570,240
Osaka Gas Co., Ltd.	57,000	239,401
Otsuka Corp.	600	28,537
Otsuka Holdings Co., Ltd.	11,400	520,360
Panasonic Corp.	64,000	640,984
Park24 Co., Ltd.	3,500	113,988
Pola Orbis Holdings, Inc.	300	26,892
Rakuten, Inc.	27,400	358,155
Recruit Holdings Co., Ltd.	8,300	339,052
Resona Holdings, Inc.	66,400	279,638
Ricoh Co., Ltd.	21,000	190,300
Rinnai Corp.	900	83,900
Rohm Co., Ltd.	3,000	158,350
Ryohin Keikaku Co., Ltd.	500	101,119
Sankyo Co., Ltd.	600	20,527
Santen Pharmaceutical Co., Ltd.	11,600	171,527
SBI Holdings, Inc.	2,300	27,510
Secom Co., Ltd.	6,000	448,665
Sega Sammy Holdings, Inc.	3,000	42,854
Seibu Holdings, Inc.	6,100	100,839
Seiko Epson Corp.	9,000	173,538

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Sekisui Chemical Co., Ltd.	12,900	$185,787
Sekisui House, Ltd.	17,800	303,672
Seven & i Holdings Co., Ltd.	21,600	1,022,557
Seven Bank, Ltd.	8,100	25,979
Sharp Corp.(b)	42,000	55,780
Shikoku Electric Power Co., Inc.(b)	2,300	22,776
Shimadzu Corp.	8,000	122,261
Shimamura Co., Ltd.	800	97,528
Shimano, Inc.	2,300	342,077
Shimizu Corp.	17,000	152,148
Shin-Etsu Chemical Co., Ltd.	11,200	782,536
Shinsei Bank, Ltd.	66,000	100,222
Shionogi & Co., Ltd.	8,600	441,217
Shiseido Co., Ltd.	11,200	297,050
Shizuoka Bank, Ltd.	18,000	144,415
Showa Shell Sekiyu KK	2,400	22,341
SMC Corp.	1,700	491,524
SoftBank Group Corp.	27,200	1,765,230
Sohgo Security Services Co., Ltd.	1,900	102,253
Sompo Japan Nipponkoa Holdings, Inc.	10,500	311,623
Sony Corp.	36,000	1,194,350
Sony Financial Holdings, Inc.	2,100	28,961
Stanley Electric Co., Ltd.	5,200	140,791
Start Today Co., Ltd.	2,400	41,353
Sumitomo Chemical Co., Ltd.	48,000	213,579
Sumitomo Corp.	34,700	388,991
Sumitomo Dainippon Pharma Co., Ltd.	5,700	110,554
Sumitomo Electric Industries, Ltd.	22,300	315,684
Sumitomo Heavy Industries, Ltd.	9,000	44,530
Sumitomo Metal Mining Co., Ltd.	16,000	221,293
Sumitomo Mitsui Financial Group, Inc.	38,200	1,292,165
Sumitomo Mitsui Trust Holdings, Inc.	9,800	320,624
Sumitomo Realty & Development Co., Ltd.	9,000	233,610
Sumitomo Rubber Industries, Ltd.	2,300	34,838
Sundrug Co., Ltd.	1,300	109,272
Suntory Beverage & Food, Ltd.	4,300	186,182
Suruga Bank, Ltd.	5,800	139,216
Suzuken Co., Ltd.	2,900	95,892
Suzuki Motor Corp.	10,800	362,246
Sysmex Corp.	4,600	341,762
T&D Holdings, Inc.	18,400	207,859
Taiheiyo Cement Corp.	41,000	118,139
Taisei Corp.	32,000	240,404
Taisho Pharmaceutical Holdings Co., Ltd.	1,200	123,161
Taiyo Nippon Sanso Corp.	1,600	16,717
Takashimaya Co., Ltd.	3,000	24,667
Takeda Pharmaceutical Co., Ltd.	20,400	979,116
TDK Corp.	3,800	254,949
Teijin, Ltd.	6,400	124,332
Terumo Corp.	9,800	377,484
THK Co., Ltd.	1,500	29,546
Tobu Railway Co., Ltd.	31,000	158,134
Toho Co., Ltd.	3,100	103,116
Toho Gas Co., Ltd.	13,000	121,903
Tohoku Electric Power Co., Inc.	14,200	185,438
Tokio Marine Holdings, Inc.	19,600	752,699
Tokyo Electric Power Co. Holdings, Inc.(b)	45,100	195,639
Tokyo Electron, Ltd.	4,700	415,979
Tokyo Gas Co., Ltd.	61,000	271,765
Tokyo Tatemono Co., Ltd.	2,900	34,933
Tokyu Corp.	32,000	244,444
Tokyu Fudosan Holdings Corp.	13,900	75,694
TonenGeneral Sekiyu KK	11,000	111,704
Toppan Printing Co., Ltd.	17,000	153,670
Toray Industries, Inc.	44,000	429,130
Toshiba Corp.(b)	118,000	393,885
TOTO, Ltd.	4,400	166,581
Toyo Seikan Group Holdings, Ltd.	5,600	99,141
Toyo Suisan Kaisha, Ltd.	3,000	127,446
Toyoda Gosei Co., Ltd.	800	18,626
Toyota Industries Corp.	5,000	232,404
Toyota Motor Corp.	75,500	4,385,541
Toyota Tsusho Corp.	6,800	158,249
Trend Micro, Inc.	3,800	132,747
Tsuruha Holdings, Inc.	1,200	138,912
Unicharm Corp.	12,100	314,399
United Urban Investment Corp.	93	169,395
USS Co., Ltd.	7,400	125,414
West Japan Railway Co.	4,900	304,388
Yahoo! Japan Corp.	44,100	176,150
Yakult Honsha Co., Ltd.	2,400	108,622
Yamada Denki Co., Ltd.	9,800	48,676
Yamaguchi Financial Group, Inc.	2,000	21,348
Yamaha Corp.	5,400	175,047
Yamaha Motor Co., Ltd.	9,100	184,104
Yamato Holdings Co., Ltd.	10,900	254,426
Yamazaki Baking Co., Ltd.	4,600	113,266
Yaskawa Electric Corp.	8,700	130,305
Yokogawa Electric Corp.	8,200	109,390
Yokohama Rubber Co., Ltd.	900	14,426

		84,964,077

Jordan – 0.0%(d)
Hikma Pharmaceuticals PLC	4,596	120,319

Luxembourg – 0.2%
ArcelorMittal(b)	54,019	329,559
Millicom International Cellular SA SDR	2,207	114,500
RTL Group SA(b)	1,049	87,180
SES SA	10,961	269,254
Tenaris SA	14,458	206,012

		1,006,505

Macau – 0.0%(d)
MGM China Holdings, Ltd.	8,000	13,990
Wynn Macau, Ltd.	22,400	37,392

		51,382

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – 0.5%
AirAsia Bhd	4,600	$3,109
Alliance Financial Group Bhd	9,200	8,276
AMMB Holdings Bhd	30,600	30,286
Astro Malaysia Holdings Bhd	13,200	8,714
Axiata Group Bhd	71,681	90,483
Berjaya Sports Toto Bhd	2,500	2,001
British American Tobacco Malaysia Bhd	2,800	33,271
CIMB Group Holdings Bhd	105,707	120,636
Dialog Group Bhd	31,000	10,955
DiGi.Com Bhd	113,800	137,039
Felda Global Ventures Holdings Bhd	4,700	2,664
Gamuda Bhd	28,816	34,143
Genting Bhd	71,700	137,632
Genting Malaysia Bhd	102,700	113,061
Genting Plantations Bhd	900	2,394
HAP Seng Consolidated Bhd	9,700	18,061
Hartalega Holdings Bhd	2,400	2,693
Hong Leong Bank Bhd	10,232	32,519
Hong Leong Financial Group Bhd	4,800	17,925
IHH Healthcare Bhd	92,000	140,820
IJM Corp. Bhd	41,600	32,293
IOI Corp. Bhd	38,000	40,945
IOI Properties Group Bhd	31,000	18,665
Kuala Lumpur Kepong Bhd	6,500	37,748
Lafarge Malaysia Bhd	3,500	6,703
Malayan Banking Bhd	104,274	189,271
Malaysia Airports Holdings Bhd	7,024	11,108
Maxis Bhd	25,400	37,884
MISC Bhd	16,700	30,488
Petronas Chemicals Group Bhd	79,100	127,195
Petronas Dagangan Bhd	2,100	11,933
Petronas Gas Bhd	23,000	121,710
PPB Group Bhd	7,800	30,556
Public Bank Bhd	78,500	376,223
RHB Capital Bhd	9,259	10,418
SapuraKencana Petroleum Bhd(b)	27,400	10,463
Sime Darby Bhd	80,886	149,853
Telekom Malaysia Bhd	14,103	23,147
Tenaga Nasional Bhd	98,400	340,254
UMW Holdings Bhd	4,900	6,927
Westports Holdings Bhd	8,800	9,349
YTL Corp. Bhd	80,400	34,800
YTL Power International Bhd	7,400	2,863

		2,607,478

Mexico – 0.9%
Alfa SAB de CV Class A Class A	89,900	140,284
America Movil SAB de CV Series L	890,500	508,897
Arca Continental SAB de CV	5,600	33,391
Cemex SAB de CV(b)	414,796	329,848
Coca-Cola Femsa SAB de CV Series L	16,400	123,287
El Puerto de Liverpool SAB de CV Series C1	3,000	31,467
Fibra Uno Administracion SA de CV REIT	80,300	147,086
Fomento Economico Mexicano SAB de CV	52,400	483,211
Fresnillo PLC	6,919	162,705
Gentera SAB de CV	17,100	30,951
Gruma SAB de CV Class B	5,900	77,549
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,900	113,340
Grupo Aeroportuario del Sureste SAB de CV Class B	3,500	51,293
Grupo Bimbo SAB de CV Series A	51,900	137,571
Grupo Carso SAB de CV Series A1	7,100	28,527
Grupo Comercial Chedraui SA de CV	4,300	9,409
Grupo Financiero Banorte SAB de CV Series O	72,000	378,685
Grupo Financiero Inbursa SAB de CV Series O	76,700	121,271
Grupo Financiero Santander Mexico SAB de CV Class B	29,900	52,559
Grupo Lala SAB de CV	5,300	10,133
Grupo Mexico SAB de CV Series B	113,400	277,853
Grupo Televisa SAB Series CPO	70,700	363,847
Industrias Penoles SAB de CV	4,675	112,083
Kimberly-Clark de Mexico SAB de CV Class A	51,400	116,486
Mexichem SAB de CV	11,100	24,851
OHL Mexico SAB de CV(b)	6,700	8,908
Promotora y Operadora de Infraestructura SAB de CV	7,200	77,657
Wal-Mart de Mexico SAB de CV	151,900	333,178

		4,286,327

Netherlands – 3.1%
ABN AMRO Group NV(c)	7,823	161,814
Aegon NV	57,580	219,723
AerCap Holdings NV(b)	5,255	202,265
Akzo Nobel NV	7,082	479,218
Altice NV Class A(b)	11,632	208,407
Altice NV Class B(b)	1,350	24,273
ASML Holding NV	10,490	1,150,069
Boskalis Westminster	3,079	109,628
Gemalto NV	2,542	162,929
Heineken Holding NV	3,025	242,447
Heineken NV	6,682	587,591
ING Groep NV	110,081	1,359,562
Koninklijke Ahold Delhaize NV	36,953	841,977
Koninklijke DSM NV	5,299	358,013
Koninklijke KPN NV	99,331	329,686
Koninklijke Philips NV	26,873	795,479
Koninklijke Vopak NV	2,388	125,294
NN Group NV	9,683	297,391
NXP Semiconductors NV(b)	8,490	866,065
OCI NV(b)	1,015	14,965
Randstad Holding NV	3,765	171,272
Royal Dutch Shell PLC Class A	120,487	3,004,054

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Netherlands – (continued)
Royal Dutch Shell PLC Class B	105,360	$2,737,536
Steinhoff International Holdings NV	82,759	472,962
Wolters Kluwer NV	8,759	374,608

		15,297,228

New Zealand – 0.1%
Auckland International Airport, Ltd.	30,604	163,818
Contact Energy, Ltd.	26,423	96,855
Fletcher Building, Ltd.	22,342	174,742
Mercury NZ, Ltd.	5,946	13,169
Meridian Energy, Ltd.	19,410	36,748
Ryman Healthcare, Ltd.	4,313	30,236
Spark New Zealand, Ltd.	58,415	153,483

		669,051

Norway – 0.5%
DNB ASA	28,617	376,329
Gjensidige Forsikring ASA	6,911	129,295
Marine Harvest ASA(b)	11,722	210,331
Norsk Hydro ASA	42,344	183,138
Orkla ASA	24,734	256,201
Schibsted ASA Class A	782	23,035
Schibsted ASA Class B	3,222	86,475
Statoil ASA	31,962	536,742
Telenor ASA	21,770	374,462
Yara International ASA	5,558	185,262

		2,361,270

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR(b)	3,600	49,824
Credicorp, Ltd.	2,000	304,440
Southern Copper Corp.	1,100	28,930

		383,194

Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	28,700	44,944
Aboitiz Power Corp.	12,500	11,793
Alliance Global Group, Inc.	29,200	9,601
Ayala Corp.	7,980	141,387
Ayala Land, Inc.	226,900	184,676
Bank of the Philippine Islands	6,680	14,463
BDO Unibank, Inc.	54,230	123,005
DMCI Holdings, Inc.	33,730	8,413
Energy Development Corp.	79,600	9,718
Globe Telecom, Inc.	280	11,821
GT Capital Holdings, Inc.	1,210	36,064
International Container Terminal Services, Inc.	4,320	6,878
JG Summit Holdings, Inc.	90,600	139,492
Jollibee Foods Corp.	6,770	34,517
Megaworld Corp.	95,000	9,290
Metro Pacific Investments Corp.	165,000	24,183
Metropolitan Bank & Trust Co.	14,550	25,640
PLDT, Inc.	3,165	111,946
Robinsons Land Corp.	31,800	20,351
Security Bank Corp.	5,920	29,547
SM Investments Corp.	6,525	90,870
SM Prime Holdings, Inc.	261,800	152,480
Universal Robina Corp.	29,180	107,388

		1,348,467

Poland – 0.2%
Alior Bank SA(b)	1,059	12,848
Bank Handlowy w Warszawie SA	120	2,385
Bank Millennium SA(b)	5,244	7,687
Bank Pekao SA	4,293	138,871
Bank Zachodni WBK SA	1,284	104,431
CCC SA	294	13,604
Cyfrowy Polsat SA(b)	1,629	10,431
Enea SA(b)	1,909	4,248
Energa SA	1,810	3,550
Eurocash SA	1,382	15,357
Grupa Azoty SA	626	10,082
Grupa Lotos SA(b)	338	2,515
KGHM Polska Miedz SA	2,087	40,628
LPP SA	19	19,552
mBank SA(b)	125	11,171
Orange Polska SA	5,574	8,734
PGE Polska Grupa Energetyczna SA	11,334	30,084
Polski Koncern Naftowy Orlen SA	10,194	173,215
Polskie Gornictwo Naftowe i Gazownictwo SA	27,265	35,999
Powszechna Kasa Oszczednosci Bank Polski SA	27,679	188,906
Powszechny Zaklad Ubezpieczen SA	18,571	118,401
Synthos SA(b)	1,938	2,203
Tauron Polska Energia SA(b)	21,367	14,526

		969,428

Portugal – 0.1%
EDP – Energias de Portugal SA	70,094	235,330
Galp Energia SGPS SA	14,227	194,445
Jeronimo Martins SGPS SA	8,311	144,101

		573,876

Qatar – 0.2%
Barwa Real Estate Co.	826	7,673
Commercial Bank QSC	2,112	22,352
Doha Bank QSC	1,603	16,372
Ezdan Holding Group QSC	26,021	120,146
Industries Qatar QSC	4,936	146,332
Masraf Al Rayan QSC	9,963	97,072
Ooredoo QSC	1,309	34,510
Qatar Electricity & Water Co. QSC	234	13,709
Qatar Gas Transport Co., Ltd.	2,813	18,202
Qatar Insurance Co. SAQ	1,400	34,173
Qatar Islamic Bank SAQ	1,177	33,909
Qatar National Bank SAQ	6,262	267,921
Vodafone Qatar QSC(b)	2,873	8,589

		820,960

Romania – 0.0%(d)
New Europe Property Investments PLC	3,882	43,898

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Russia – 0.9%
AK Transneft OAO Preference Shares(b)	53	$113,617
Alrosa PAO(b)	33,598	46,115
Gazprom PAO(b)	341,770	728,104
Lukoil PJSC(b)	11,660	565,689
Lukoil PJSC ADR	420	20,480
Magnit PJSC GDR	8,348	347,949
MegaFon PJSC GDR	2,186	20,835
MMC Norilsk Nickel PJSC(b)	1,662	257,523
Mobile TeleSystems PJSC ADR	16,700	127,421
Moscow Exchange MICEX-RTS PJSC(b)	52,245	105,234
Novatek OJSC GDR	2,697	297,304
PhosAgro PJSC GDR	2,025	26,123
Rosneft PJSC	36,030	196,440
Sberbank of Russia PJSC(b)	312,500	721,830
Severstal PAO(b)	3,720	44,761
Sistema PJSC FC GDR	2,473	18,350
Surgutneftegas OAO(b)	115,700	56,151
Surgutneftegas OAO Preference Shares(b)	223,700	102,938
Tatneft PAO(b)	43,020	219,465
VTB Bank PJSC(b)	162,170,000	183,739

		4,200,068

Singapore – 0.9%
Ascendas REIT	72,375	134,026
CapitaLand Commercial Trust	30,000	35,093
CapitaLand Mall Trust REIT	82,000	130,665
CapitaLand, Ltd.	80,000	188,896
City Developments, Ltd.	5,000	33,448
ComfortDelGro Corp., Ltd.	69,000	142,752
DBS Group Holdings, Ltd.	52,163	591,994
Genting Singapore PLC	164,000	90,646
Global Logistic Properties, Ltd.	90,000	124,164
Golden Agri-Resources, Ltd.	76,000	19,875
Hutchison Port Holdings Trust	76,000	33,927
Jardine Cycle & Carriage, Ltd.	2,111	66,691
Keppel Corp., Ltd.	45,000	179,134
Oversea-Chinese Banking Corp., Ltd.	87,250	556,160
Sembcorp Industries, Ltd.	15,000	28,711
Sembcorp Marine, Ltd.	15,000	14,465
Singapore Airlines, Ltd.	18,000	139,088
Singapore Exchange, Ltd.	26,000	141,842
Singapore Press Holdings, Ltd.	51,000	142,958
Singapore Technologies Engineering, Ltd.	52,000	123,711
Singapore Telecommunications, Ltd.	230,000	672,848
StarHub, Ltd.	9,000	22,730
Suntec Real Estate Investment Trust	87,000	109,726
United Overseas Bank, Ltd.	38,000	527,301
UOL Group, Ltd.	7,040	29,104
Wilmar International, Ltd.	62,000	147,226

		4,427,181

South Africa – 1.6%
Anglo American Platinum, Ltd.(b)	458	12,858
AngloGold Ashanti, Ltd.(b)	12,132	193,492
Aspen Pharmacare Holdings, Ltd.	10,177	229,361
Barclays Africa Group, Ltd.	11,491	126,602
Bid Corp., Ltd.	9,924	187,185
Bidvest Group, Ltd.	10,954	128,889
Brait SE(b)	12,378	99,349
Capitec Bank Holdings, Ltd.	832	38,905
Coronation Fund Managers, Ltd.	1,931	9,870
Discovery, Ltd.	12,616	103,780
Exxaro Resources, Ltd.	1,216	7,460
FirstRand, Ltd.	98,518	340,622
Fortress Income Fund, Ltd.	7,127	16,989
Fortress Income Fund, Ltd. Class A	16,870	19,934
Foschini Group, Ltd.	3,390	34,330
Gold Fields, Ltd.	25,059	121,218
Growthpoint Properties, Ltd. REIT	69,869	128,456
Hyprop Investments, Ltd.	4,463	39,288
Impala Platinum Holdings, Ltd.(b)	9,757	49,200
Imperial Holdings, Ltd.	2,948	35,921
Investec PLC	21,416	130,834
Investec, Ltd.	4,815	29,494
Liberty Holdings, Ltd.	972	8,243
Life Healthcare Group Holdings, Ltd.	35,735	98,655
Massmart Holdings, Ltd.	923	7,968
Mediclinic International PLC(a)	2,421	29,188
Mediclinic International PLC(a)	9,227	110,890
MMI Holdings, Ltd.	17,750	28,846
Mondi PLC	11,209	236,019
Mondi, Ltd.	1,837	38,518
Mr. Price Group, Ltd.	8,235	90,908
MTN Group, Ltd.	47,457	405,991
Naspers, Ltd. Class N	12,365	2,135,571
Nedbank Group, Ltd.	7,202	116,896
Netcare, Ltd.	14,797	36,246
Pick n Pay Stores, Ltd.	3,133	15,678
Pioneer Foods Group, Ltd.	1,601	20,161
PSG Group, Ltd.	765	11,178
Rand Merchant Investment Holdings, Ltd.	10,911	32,810
Redefine Properties, Ltd. REIT	148,036	123,259
Remgro, Ltd.	14,380	240,129
Resilient REIT, Ltd.	3,945	32,937
RMB Holdings, Ltd.	24,890	105,973
Sanlam, Ltd.	43,625	202,860
Sappi, Ltd.(b)	7,339	37,893
Sasol, Ltd.	15,872	432,725
Shoprite Holdings, Ltd.	13,606	189,714
Sibanye Gold, Ltd.	19,869	70,494
SPAR Group, Ltd.	2,749	38,427
Standard Bank Group, Ltd.	37,708	386,653
Telkom SA SOC, Ltd.	2,001	8,804
Tiger Brands, Ltd.	5,305	146,782
Truworths International, Ltd.	16,502	85,347
Tsogo Sun Holdings, Ltd.	1,344	3,057

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Africa – (continued)
Vodacom Group, Ltd.	12,047	$135,072
Woolworths Holdings, Ltd.	31,325	176,495

		7,924,424

South Korea – 3.3%
Amorepacific Corp.	936	331,926
Amorepacific Corp. Preference Shares	150	28,973
AMOREPACIFIC Group	926	139,906
BGF retail Co., Ltd.	110	19,331
BNK Financial Group, Inc.	3,127	24,479
Celltrion, Inc.(b)	2,309	224,140
Cheil Worldwide, Inc.	680	9,924
CJ CheilJedang Corp.	99	32,764
CJ Corp.	178	30,223
CJ E&M Corp.	257	17,837
CJ Korea Express Corp.(b)	100	19,602
Coway Co., Ltd.	1,750	152,014
Daelim Industrial Co., Ltd.	436	33,017
Daewoo Engineering & Construction Co., Ltd.(b)	380	2,211
DGB Financial Group, Inc.	2,699	22,224
Dongbu Insurance Co., Ltd.	1,790	111,284
Dongsuh Cos., Inc.	874	23,278
Doosan Heavy Industries & Construction Co., Ltd.	457	10,815
E-MART, Inc.	307	44,049
GS Engineering & Construction Corp.(b)	422	11,345
GS Holdings Corp.	759	37,110
GS Retail Co., Ltd.	360	16,151
Hana Financial Group, Inc.	9,160	233,203
Hankook Tire Co., Ltd.	2,490	134,625
Hanmi Pharm Co., Ltd.	70	32,526
Hanmi Science Co., Ltd.	172	17,926
Hanon Systems	1,580	17,877
Hanssem Co., Ltd.	80	12,841
Hanwha Chemical Corp.	1,630	36,106
Hanwha Corp.	620	19,848
Hanwha Life Insurance Co., Ltd.	1,840	9,649
Hotel Shilla Co., Ltd.	540	29,822
Hyosung Corp.	338	40,160
Hyundai Department Store Co., Ltd.	192	20,747
Hyundai Development Co-Engineering & Construction	880	41,250
Hyundai Engineering & Construction Co., Ltd.	1,336	48,079
Hyundai Glovis Co., Ltd.	260	42,939
Hyundai Heavy Industries Co., Ltd.(b)	1,387	175,361
Hyundai Marine & Fire Insurance Co., Ltd.	530	17,498
Hyundai Mobis Co., Ltd.	1,951	489,616
Hyundai Motor Co.	4,090	505,449
Hyundai Motor Co. Preference Shares(a)	1,291	124,096
Hyundai Motor Co. Preference Shares(a)	377	34,475
Hyundai Steel Co.	2,695	125,276
Hyundai Wia Corp.	139	10,995
Industrial Bank of Korea	4,680	51,025
Kakao Corp.	368	27,450
Kangwon Land, Inc.	3,830	136,858
KB Financial Group, Inc.	11,287	388,216
KCC Corp.	90	32,433
KEPCO Plant Service & Engineering Co., Ltd.	180	9,479
Kia Motors Corp.	7,797	299,575
Korea Aerospace Industries, Ltd.	1,920	133,806
Korea Electric Power Corp.	7,420	363,478
Korea Gas Corp.	340	13,725
Korea Investment Holdings Co., Ltd.	790	29,439
Korea Zinc Co., Ltd.	279	122,417
Korean Air Lines Co., Ltd.(b)	303	9,649
KT Corp.	110	3,192
KT&G Corp.	3,383	385,254
Kumho Petrochemical Co., Ltd.	118	7,553
LG Chem, Ltd.	1,363	301,458
LG Chem, Ltd. Preference Shares	93	13,951
LG Corp.	2,977	175,927
LG Display Co., Ltd.	7,240	185,091
LG Electronics, Inc.	3,362	146,827
LG Household & Health Care, Ltd.	278	241,929
LG Household & Health Care, Ltd. Preference Shares	50	23,434
LG Innotek Co., Ltd.	115	8,223
LG Uplus Corp.	3,380	36,148
Lotte Chemical Corp.	509	138,749
Lotte Chilsung Beverage Co., Ltd.	9	13,094
Lotte Confectionery Co., Ltd.	60	9,603
Lotte Shopping Co., Ltd.	183	34,460
Mirae Asset Daewoo Co., Ltd.	1,530	10,955
Mirae Asset Securities Co., Ltd.	780	16,276
NAVER Corp.	797	641,635
NCSoft Corp.	581	156,725
NH Investment & Securities Co., Ltd.	1,200	10,965
OCI Co., Ltd.(b)	142	12,158
Orion Corp.	47	35,421
Ottogi Corp.	17	11,615
Paradise Co., Ltd.	575	8,347
POSCO	2,012	417,025
Posco Daewoo Corp.	570	12,813
S-1 Corp.	162	14,967
S-Oil Corp.	1,579	117,328
Samsung C&T Corp.	2,261	307,316
Samsung Card Co., Ltd.	501	22,887
Samsung Electro-Mechanics Co., Ltd.	2,049	91,470
Samsung Electronics Co., Ltd.	2,849	4,150,315
Samsung Electronics Co., Ltd. Preference Shares	520	610,896
Samsung Fire & Marine Insurance Co., Ltd.	999	254,447
Samsung Heavy Industries Co., Ltd.(b)	1,240	10,632

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Samsung Life Insurance Co., Ltd.	2,176	$208,973
Samsung SDI Co., Ltd.	1,739	152,747
Samsung SDS Co., Ltd.	1,120	157,570
Samsung Securities Co., Ltd.	1,028	32,566
Shinhan Financial Group Co., Ltd.	12,280	449,750
Shinsegae, Inc.	84	13,896
SK Holdings Co., Ltd.	1,366	264,348
SK Hynix, Inc.	16,620	610,119
SK Innovation Co., Ltd.	1,938	287,148
SK Networks Co., Ltd.	410	2,507
SK Telecom Co., Ltd.	668	136,967
Woori Bank	3,960	41,161
Yuhan Corp.	127	32,115

		16,209,470

Spain – 2.2%
Abertis Infraestructuras SA	19,015	296,362
ACS Actividades de Construccion y Servicios SA	6,143	185,771
Aena SA(c)	2,002	295,633
Amadeus IT Group SA Class A	12,455	621,914
Banco Bilbao Vizcaya Argentaria SA	185,551	1,123,137
Banco de Sabadell SA	160,970	206,306
Banco Popular Espanol SA	107,122	132,634
Banco Santander SA	408,239	1,811,815
Bankia SA	72,991	59,919
Bankinter SA	21,774	154,985
CaixaBank SA	81,874	206,979
Distribuidora Internacional de Alimentacion SA	21,624	133,959
Enagas SA	6,934	208,674
Endesa SA	9,779	209,743
Ferrovial SA	14,312	304,864
Gas Natural SDG SA	10,670	219,442
Grifols SA	9,157	197,460
Iberdrola SA	154,501	1,050,936
Industria de Diseno Textil SA	31,120	1,154,326
Mapfre SA	39,934	111,773
Red Electrica Corp. SA	12,792	276,118
Repsol SA	31,842	432,722
Telefonica SA	127,338	1,288,291
Zardoya Otis SA	2,192	21,102

		10,704,865

Sweden – 2.0%
Alfa Laval AB	9,415	147,804
Assa Abloy AB Class B	29,051	590,743
Atlas Copco AB Class A	19,093	575,551
Atlas Copco AB Class B	11,530	315,476
Boliden AB	8,522	200,573
Electrolux AB Series B	7,393	185,417
Getinge AB Class B	6,654	129,166
Hennes & Mauritz AB Class B	27,276	770,906
Hexagon AB Class B	7,633	333,789
Husqvarna AB Class B	11,288	98,648
ICA Gruppen AB	2,978	98,504
Industrivarden AB Class C	6,071	112,518
Investor AB Class B	13,069	478,500
Kinnevik AB Class B	7,332	187,242
Lundin Petroleum AB(b)	6,690	122,616
Nordea Bank AB	87,415	869,227
Sandvik AB	31,213	343,915
Securitas AB Class B	9,964	167,089
Skandinaviska Enskilda Banken AB Class A	43,944	442,287
Skanska AB Class B	10,306	241,096
SKF AB Class B	12,239	211,641
Svenska Cellulosa AB SCA Class B	17,180	510,596
Svenska Handelsbanken AB Class A	42,609	586,485
Swedbank AB Class A	25,735	605,489
Swedish Match AB	5,995	220,260
Tele2 AB Class B	12,000	103,723
Telefonaktiebolaget LM Ericsson Class B	85,624	619,052
Telia Co. AB	75,389	338,123
Volvo AB Class B	44,108	504,289

		10,110,725

Switzerland – 6.7%
ABB, Ltd.(b)	56,004	1,264,950
Actelion, Ltd.(b)	2,925	508,686
Adecco Group AG	4,930	278,485
Aryzta AG(b)	2,990	133,288
Baloise Holding AG	1,566	190,025
Barry Callebaut AG(b)	81	108,033
Chocoladefabriken Lindt & Spruengli AG(a)	31	179,667
Chocoladefabriken Lindt & Spruengli AG(a)	3	205,194
Cie Financiere Richemont SA	14,954	913,984
Coca-Cola HBC AG(b)	6,055	140,976
Credit Suisse Group AG(b)	53,955	710,646
Dufry AG(b)	1,434	180,171
EMS-Chemie Holding AG	266	143,286
Galenica AG	123	131,084
Geberit AG	1,088	477,947
Givaudan SA	262	535,302
Glencore PLC(b)	350,976	963,146
Julius Baer Group, Ltd.(b)	6,646	271,491
Kuehne + Nagel International AG	1,633	237,832
LafargeHolcim, Ltd.(a)(b)	12,029	652,963
LafargeHolcim, Ltd.(a)(b)	852	46,056
Lonza Group AG(b)	1,574	301,914
Nestle SA	90,349	7,149,779
Novartis AG	62,931	4,977,292
Pargesa Holding SA	405	27,809
Partners Group Holding AG	523	264,811
Roche Holding AG	19,687	4,902,786
Schindler Holding AG(a)	1,326	249,539
Schindler Holding AG(a)	679	128,887
SGS SA	159	357,055
Sika AG	64	312,490
Sonova Holding AG	1,621	230,349
STMicroelectronics NV	21,093	172,459
Swatch Group AG(a)	917	260,521
Swatch Group AG(a)	572	31,918

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Swiss Life Holding AG(b)	974	$253,127
Swiss Prime Site AG(b)	2,149	189,133
Swiss Re AG	9,592	868,211
Swisscom AG	751	358,002
Syngenta AG	2,653	1,164,378
UBS Group AG	103,744	1,420,260
Wolseley PLC	7,362	414,968
Zurich Insurance Group AG(b)	4,295	1,110,054

		33,418,954

Taiwan – 2.7%
Acer, Inc.(b)	24,000	11,193
Advanced Semiconductor Engineering, Inc.	193,000	231,786
Advantech Co., Ltd.	12,000	103,286
Asia Cement Corp.	34,000	29,782
Asia Pacific Telecom Co., Ltd.(b)	7,000	2,332
Asustek Computer, Inc.	22,000	196,656
AU Optronics Corp.	302,000	110,865
Catcher Technology Co., Ltd.	21,000	171,833
Cathay Financial Holding Co., Ltd.	243,000	312,441
Chailease Holding Co., Ltd.	16,480	29,350
Chang Hwa Commercial Bank, Ltd.	74,624	38,311
Cheng Shin Rubber Industry Co., Ltd.	64,000	135,012
Chicony Electronics Co., Ltd.	4,030	10,221
China Airlines, Ltd.	23,000	6,871
China Development Financial Holding Corp.	480,000	122,964
China Life Insurance Co., Ltd.	51,376	47,196
China Steel Corp.	353,000	249,533
Chunghwa Telecom Co., Ltd.	109,000	384,415
Compal Electronics, Inc.	54,000	33,434
CTBC Financial Holding Co., Ltd.	483,342	281,740
Delta Electronics, Inc.	57,630	308,702
E.Sun Financial Holding Co., Ltd.	256,968	146,840
Eclat Textile Co., Ltd.	2,022	24,226
Eva Airways Corp.	16,800	7,677
Evergreen Marine Corp. Taiwan, Ltd.(b)	23,170	8,970
Far Eastern New Century Corp.	43,620	32,726
Far EasTone Telecommunications Co., Ltd.	53,000	125,315
Feng TAY Enterprise Co., Ltd.	2,273	10,114
First Financial Holding Co., Ltd.	305,467	162,678
Formosa Chemicals & Fibre Corp.	97,000	261,738
Formosa Petrochemical Corp.	40,000	120,589
Formosa Plastics Corp.	122,000	303,814
Formosa Taffeta Co., Ltd.	3,000	2,851
Foxconn Technology Co., Ltd.	14,180	41,812
Fubon Financial Holding Co., Ltd.	200,000	297,181
Giant Manufacturing Co., Ltd.	4,000	28,289
Hermes Microvision, Inc.	1,000	43,551
Highwealth Construction Corp.	6,900	10,693
Hiwin Technologies Corp.	2,070	10,866
Hon Hai Precision Industry Co., Ltd.	441,650	1,117,667
Hotai Motor Co., Ltd.	3,000	35,235
HTC Corp.(b)	13,000	36,362
Hua Nan Financial Holdings Co., Ltd.	246,235	126,363
Innolux Corp.	310,000	105,358
Inotera Memories, Inc.(b)	36,000	31,774
Inventec Corp.	50,000	41,046
Largan Precision Co., Ltd.	3,000	365,629
Lite-On Technology Corp.	75,419	109,035
MediaTek, Inc.	44,000	337,828
Mega Financial Holding Co., Ltd.	325,601	229,681
Merida Industry Co., Ltd.	2,000	9,476
Nan Ya Plastics Corp.	141,000	280,043
Nanya Technology Corp.	18,000	22,615
Nien Made Enterprise Co., Ltd.	3,000	38,795
Novatek Microelectronics Corp.	7,000	24,803
OBI Pharma, Inc.(b)	1,000	12,503
Pegatron Corp.	53,000	137,164
Phison Electronics Corp.	2,000	15,274
Pou Chen Corp.	80,000	113,037
Powertech Technology, Inc.	9,000	23,390
President Chain Store Corp.	18,000	143,367
Quanta Computer, Inc.	85,000	178,134
Realtek Semiconductor Corp.	4,000	13,202
Ruentex Development Co., Ltd.(b)	8,280	10,102
Ruentex Industries, Ltd.	5,000	8,072
Shin Kong Financial Holding Co., Ltd.(b)	69,551	15,344
Siliconware Precision Industries Co., Ltd.	75,135	112,853
Simplo Technology Co., Ltd.	2,000	6,606
SinoPac Financial Holdings Co., Ltd.	274,641	81,307
Standard Foods Corp.	4,440	11,409
Synnex Technology International Corp.	11,550	12,818
TaiMed Biologics, Inc.(b)	4,000	28,002
Taishin Financial Holding Co., Ltd.	294,899	110,032
Taiwan Business Bank	64,119	16,338
Taiwan Cement Corp.	112,000	127,746
Taiwan Cooperative Financial Holding Co., Ltd.	271,084	120,027
Taiwan Fertilizer Co., Ltd.	7,000	9,399
Taiwan Mobile Co., Ltd.	52,000	186,966
Taiwan Semiconductor Manufacturing Co., Ltd.	691,000	4,061,796
Teco Electric and Machinery Co., Ltd.	16,000	13,841
Transcend Information, Inc.	1,000	2,924
Uni-President Enterprises Corp.	142,880	268,830
United Microelectronics Corp.	389,000	143,645
Vanguard International Semiconductor Corp.	7,000	13,151
Wistron Corp.	20,946	15,623
WPG Holdings, Ltd.	12,000	14,237

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Yuanta Financial Holding Co., Ltd.	329,022	$118,008
Yulon Motor Co., Ltd.	7,000	6,176
Zhen Ding Technology Holding, Ltd.	3,000	6,625

		13,527,511

Thailand – 0.5%
Advanced Info Service PCL	33,000	152,381
Airports of Thailand PCL	13,800	158,909
Bangkok Bank PCL NVDR	5,100	24,009
Bangkok Dusit Medical Services PCL	148,200	93,240
Bangkok Expressway & Metro PCL	94,400	18,798
BEC World PCL	4,700	2,984
BTS Group Holdings PCL	118,600	29,607
Bumrungrad Hospital PCL	4,400	22,159
Central Pattana PCL	16,500	27,738
Charoen Pokphand Foods PCL	36,400	33,354
CP ALL PCL	149,900	266,056
Delta Electronics Thailand PCL	5,400	12,351
Energy Absolute PCL	14,513	10,785
Glow Energy PCL	11,100	25,548
Home Product Center PCL	68,100	19,654
Indorama Ventures PCL	32,500	26,497
IRPC PCL	207,000	29,153
Kasikornbank PCL	36,400	197,555
Kasikornbank PCL NVDR	8,600	46,696
Krung Thai Bank PCL	67,900	34,489
Minor International PCL	33,550	37,762
PTT Exploration & Production PCL	47,500	111,039
PTT Global Chemical PCL	33,300	56,461
PTT PCL	29,700	290,571
Robinson Department Store PCL	12,700	22,266
Siam Cement PCL	15,600	233,774
Siam Commercial Bank PCL	47,800	204,167
Thai Oil PCL	16,600	32,817
Thai Union Group PCL	43,700	26,989
TMB Bank PCL	63,300	3,873
True Corp. PCL	216,512	43,427

		2,295,109

Turkey – 0.2%
Akbank TAS	67,328	180,385
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,760	10,655
Arcelik A/S	4,778	33,630
BIM Birlesik Magazalar A/S	6,928	115,577
Coca-Cola Icecek A/S	648	7,887
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	30,919	31,344
Eregli Demir ve Celik Fabrikalari TAS	21,527	29,628
Ford Otomotiv Sanayi A/S	1,307	13,781
Haci Omer Sabanci Holding A/S	31,533	97,563
KOC Holding A/S	8,524	36,626
Petkim Petrokimya Holding A/S	11,722	17,772
TAV Havalimanlari Holding A/S	1,388	5,722
Tofas Turk Otomobil Fabrikasi A/S	2,262	16,495
Tupras Turkiye Petrol Rafinerileri A/S	1,643	31,116
Turk Hava Yollari AO(b)	4,688	8,030
Turk Telekomunikasyon A/S	4,204	7,945
Turkcell Iletisim Hizmetleri A/S(b)	31,741	102,641
Turkiye Garanti Bankasi A/S	70,750	187,493
Turkiye Halk Bankasi A/S	6,970	21,184
Turkiye Is Bankasi	18,381	29,100
Turkiye Sise ve Cam Fabrikalari A/S	6,184	6,554
Turkiye Vakiflar Bankasi TAO Class D	6,370	9,746
Ulker Biskuvi Sanayi A/S	1,307	9,316
Yapi ve Kredi Bankasi A/S(b)	7,385	9,029

		1,019,219

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	31,787	55,742
Aldar Properties PJSC	47,482	34,474
Arabtec Holding PJSC(b)	19,209	7,671
DP World, Ltd.	2,228	42,174
Dubai Financial Market PJSC	30,999	11,030
Dubai Islamic Bank PJSC	10,495	15,461
Emaar Malls PJSC	24,972	18,449
Emaar Properties PJSC	108,028	208,204
Emirates Telecommunications Group Co. PJSC	51,533	280,459
First Gulf Bank PJSC	12,276	39,370
National Bank of Abu Dhabi PJSC	5,752	14,356

		727,390

United Kingdom – 12.0%
3i Group PLC	29,379	248,251
Aberdeen Asset Management PLC	30,660	129,696
Admiral Group PLC	6,596	175,450
Aggreko PLC	8,344	103,095
Anglo American PLC(b)	40,146	501,754
Ashtead Group PLC	15,243	251,059
Associated British Foods PLC	10,306	348,022
AstraZeneca PLC	35,617	2,311,338
Auto Trader Group PLC(c)	32,164	169,457
Aviva PLC	114,485	654,696
Babcock International Group PLC	6,834	91,695
BAE Systems PLC	91,725	624,482
Barclays PLC	480,495	1,044,014
Barratt Developments PLC	31,500	202,107
Berkeley Group Holdings PLC	4,191	140,345
BP PLC	529,243	3,091,601
British American Tobacco PLC	52,365	3,346,975
British Land Co. PLC REIT	29,352	240,949
BT Group PLC	240,550	1,212,945
Bunzl PLC	9,854	291,218
Burberry Group PLC	13,482	241,105
Capita PLC	19,848	172,315
Carnival PLC	5,639	275,728

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Centrica PLC	154,812	$458,748
CNH Industrial NV	30,987	221,970
Cobham PLC	56,949	124,165
Coca-Cola European Partners PLC	6,516	259,572
Compass Group PLC	47,122	914,602
Croda International PLC	4,097	185,280
DCC PLC	2,666	242,756
Diageo PLC	71,020	2,038,739
Direct Line Insurance Group PLC	42,400	200,727
Dixons Carphone PLC	31,869	152,556
easyJet PLC	1,793	23,430
Fiat Chrysler Automobiles NV	27,877	177,263
G4S PLC	53,060	156,803
GKN PLC	52,798	219,568
GlaxoSmithKline PLC	136,891	2,921,988
Hammerson PLC	24,578	187,468
Hargreaves Lansdown PLC	8,477	139,891
HSBC Holdings PLC	560,454	4,222,065
ICAP PLC	18,911	114,138
IMI PLC	9,126	127,287
Imperial Brands PLC	27,193	1,402,719
Inmarsat PLC	14,395	131,517
InterContinental Hotels Group PLC	5,689	234,988
International Consolidated Airlines Group SA	26,079	135,367
Intertek Group PLC	4,876	220,605
Intu Properties PLC	32,462	124,730
ITV PLC	107,904	262,321
J Sainsbury PLC	36,507	116,533
Johnson Matthey PLC	5,819	248,751
Kingfisher PLC	67,231	328,745
Land Securities Group PLC REIT	23,143	317,843
Legal & General Group PLC	170,765	485,016
Lloyds Banking Group PLC	1,825,661	1,292,692
London Stock Exchange Group PLC	9,177	333,282
Marks & Spencer Group PLC	49,338	212,131
Meggitt PLC	21,015	122,928
Merlin Entertainments PLC(c)	23,016	131,312
National Grid PLC	106,140	1,502,292
Next PLC	4,227	262,223
Old Mutual PLC	142,435	374,176
Pearson PLC	24,146	236,562
Persimmon PLC	9,480	223,389
Petrofac, Ltd.	3,203	37,155
Provident Financial PLC	4,673	183,890
Prudential PLC	73,107	1,298,792
Randgold Resources, Ltd.	2,734	274,615
Reckitt Benckiser Group PLC	17,981	1,696,541
RELX NV	28,345	507,204
RELX PLC	32,147	610,960
Rio Tinto PLC	35,227	1,173,386
Rio Tinto, Ltd.	12,128	482,395
Rolls-Royce Holdings PLC(b)	52,280	488,829
Royal Bank of Scotland Group PLC(b)	104,300	241,992
Royal Mail PLC	27,888	177,356
RSA Insurance Group PLC	31,206	220,880
SABMiller PLC	27,534	1,607,367
Sage Group PLC	31,977	306,201
Schroders PLC	4,367	152,837
Segro PLC	25,077	147,653
Severn Trent PLC	7,102	230,951
Sky PLC	30,045	348,990
Smith & Nephew PLC	25,668	414,893
Smiths Group PLC	12,169	231,505
SSE PLC	30,321	617,043
St James’s Place PLC	16,266	200,105
Standard Chartered PLC(b)	94,434	770,171
Standard Life PLC	59,564	265,933
Tate & Lyle PLC	12,645	123,012
Taylor Wimpey PLC	100,578	201,052
Tesco PLC(b)	231,485	549,466
Travis Perkins PLC	7,947	158,857
Unilever NV	45,950	2,117,913
Unilever PLC	36,308	1,721,876
United Utilities Group PLC	20,236	263,418
Vodafone Group PLC	748,510	2,151,390
Weir Group PLC	6,947	153,346
Whitbread PLC	5,423	275,835
William Hill PLC	30,773	121,666
Wm Morrison Supermarkets PLC	69,727	197,318
Worldpay Group PLC(c)	44,287	170,180
WPP PLC	37,180	875,861

		59,426,269

United States – 0.6%
Mobileye NV(b)	5,252	223,578
QIAGEN NV(b)	7,055	194,607
Shire PLC	25,393	1,645,602
Taro Pharmaceutical Industries, Ltd.(b)	281	31,053
Thomson Reuters Corp.	9,900	408,655
Valeant Pharmaceuticals International, Inc.(b)	9,800	240,032

		2,743,527

TOTAL COMMON STOCKS (Cost $492,138,109)		499,633,485

RIGHTS – 0.0%(d)
South Korea – 0.0%(d)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16)(b) (Cost $2,205)	769	1,536

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(e)(f) (Cost $1,601,559)	1,601,559	1,601,559

TOTAL INVESTMENTS – 101.0% (Cost $493,741,873)		501,236,580
Liabilities in Excess of Other Assets – (1.0)%		(4,717,491)

NET ASSETS – 100.0%		$496,519,089

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(b)	Non-income producing security.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Amount is less than 0.05% of net assets.

(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/16/2016	47	$4,010,745	$39,093
Mini MSCI Emerging Markets (long)	12/16/2016	71	3,239,375	8,407

Total unrealized appreciation on open futures contracts purchased				$47,500

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$26,498,255	$–	$–		$26,498,255
Austria	682,109	–	–		682,109
Belgium	4,832,898	–	–		4,832,898
Brazil	8,009,948	–	–		8,009,948
Canada	33,766,154	–	–		33,766,154
Chile	1,061,840	–	–		1,061,840
China	29,955,686	–	–		29,955,686
Colombia	368,000	–	–		368,000
Czech Republic	174,991	–	–		174,991
Denmark	6,289,785	–	–		6,289,785
Egypt	192,642	–	–		192,642
Finland	3,627,359	–	–		3,627,359
France	33,867,078	–	–		33,867,078
Germany	31,930,466	–	–		31,930,466
Greece	156,061	–	–		156,061
Hong Kong	12,787,165	–	0	(a)	12,787,165
Hungary	278,328	–	–		278,328
India	9,352,829	–	–		9,352,829
Indonesia	2,783,106	–	–		2,783,106
Ireland	2,402,396	–	–		2,402,396
Israel	2,205,527	–	–		2,205,527
Italy	6,172,690	–	–		6,172,690
Japan	84,964,077	–	–		84,964,077
Jordan	120,319	–	–		120,319
Luxembourg	1,006,505	–	–		1,006,505
Macau	51,382	–	–		51,382
Malaysia	2,607,478	–	–		2,607,478
Mexico	4,286,327	–	–		4,286,327
Netherlands	15,297,228	–	–		15,297,228
New Zealand	669,051	–	–		669,051

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Norway	$2,361,270	$–	$–	$2,361,270
Peru	383,194	–	–	383,194
Philippines	1,348,467	–	–	1,348,467
Poland	969,428	–	–	969,428
Portugal	573,876	–	–	573,876
Qatar	820,960	–	–	820,960
Romania	43,898	–	–	43,898
Russia	4,200,068	–	–	4,200,068
Singapore	4,427,181	–	–	4,427,181
South Africa	7,924,424	–	–	7,924,424
South Korea	16,209,470	–	–	16,209,470
Spain	10,704,865	–	–	10,704,865
Sweden	10,110,725	–	–	10,110,725
Switzerland	33,418,954	–	–	33,418,954
Taiwan	13,527,511	–	–	13,527,511
Thailand	502,034	1,793,075	–	2,295,109
Turkey	1,019,219	–	–	1,019,219
United Arab Emirates	727,390	–	–	727,390
United Kingdom	59,426,269	–	–	59,426,269
United States	2,743,527	–	–	2,743,527
Rights
South Korea	–	1,536	–	1,536
Short-Term Investment	1,601,559	–	–	1,601,559

Total Investments	$499,441,969	$1,794,611	$0	$501,236,580

Other Financial Instruments:
Futures Contracts(b)	47,500	–	–	47,500

Total Investments and Other Financial Instruments	$499,489,469	$1,794,611	$0	$501,284,080

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,440,800	$2,440,800	325,892,771	326,732,012	1,601,559	$1,601,559	$19,112	$–

Total		$2,440,800				$1,601,559	$19,112	$–

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The portfolio of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 102.1%
Aerospace & Defense – 1.5%
AAR Corp.	1,260	$39,463
Aerojet Rocketdyne Holdings, Inc.(a)	2,000	35,160
Aerovironment, Inc.(a)	700	17,087
Astronics Corp.(a)	626	28,201
B/E Aerospace, Inc.	3,601	186,028
BWX Technologies, Inc.	3,295	126,429
Cubic Corp.	900	42,129
Curtiss-Wright Corp.	1,534	139,763
DigitalGlobe, Inc.(a)	2,300	63,250
Ducommun, Inc.(a)	300	6,852
Engility Holdings, Inc.(a)	600	18,900
Esterline Technologies Corp.(a)	1,000	76,040
HEICO Corp.	681	47,125
HEICO Corp. Class A	1,327	80,297
Hexcel Corp.	3,247	143,842
Huntington Ingalls Industries, Inc.	1,627	249,614
KEYW Holding Corp.(a)	1,200	13,248
KLX, Inc.(a)	1,943	68,394
Kratos Defense & Security Solutions, Inc.(a)	1,600	11,024
Mercury Systems, Inc.(a)	1,300	31,941
Moog, Inc. Class A(a)	1,154	68,709
National Presto Industries, Inc.	151	13,256
Orbital ATK, Inc.	2,058	156,881
Sparton Corp.(a)	300	7,878
Spirit AeroSystems Holdings, Inc. Class A Class A(a)	4,665	207,779
TASER International, Inc.(a)	1,792	51,269
Teledyne Technologies, Inc.(a)	1,189	128,329
Triumph Group, Inc.	1,745	48,651
Vectrus, Inc.(a)	400	6,092

		2,113,631

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	1,700	24,395
Atlas Air Worldwide Holdings, Inc.(a)	882	37,767
Echo Global Logistics, Inc.(a)	1,000	23,060
Forward Air Corp.	1,000	43,260
Hub Group, Inc. Class A(a)	1,217	49,605
Park-Ohio Holdings Corp.	246	8,967
Radiant Logistics, Inc.(a)	2,100	5,964
XPO Logistics, Inc.(a)	3,500	128,345

		321,363

Airlines – 0.5%
Allegiant Travel Co.	451	59,563
Copa Holdings SA Class A	1,109	97,514
Hawaiian Holdings, Inc.(a)	1,845	89,667
JetBlue Airways Corp.(a)	11,436	197,157
SkyWest, Inc.	1,700	44,897
Spirit Airlines, Inc.(a)	2,558	108,792
Virgin America, Inc.(a)	635	33,979

		631,569

Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.(a)	2,600	44,772
Cooper Tire & Rubber Co.	1,900	72,238
Cooper-Standard Holding, Inc.(a)	529	52,265
Dana, Inc.	5,194	80,974
Dorman Products, Inc.(a)	954	60,961
Drew Industries, Inc.	839	82,239
Federal-Mogul Holdings Corp.(a)	1,000	9,610
Fox Factory Holding Corp.(a)	700	16,079
Gentex Corp.	10,066	176,759
Gentherm, Inc.(a)	1,254	39,401
Horizon Global Corp.(a)	574	11,440
Lear Corp.	2,579	312,626
Metaldyne Performance Group, Inc.	500	7,925
Modine Manufacturing Co.(a)	1,583	18,774
Motorcar Parts of America, Inc.(a)	600	17,268
Spartan Motors, Inc.	1,100	10,538
Standard Motor Products, Inc.	708	33,814
Stoneridge, Inc.(a)	882	16,229
Strattec Security Corp.	119	4,201
Superior Industries International, Inc.	888	25,894
Tenneco, Inc.(a)	1,935	112,752
Tower International, Inc.	661	15,930
Unique Fabricating, Inc.	400	4,896
Visteon Corp.	1,178	84,416
Workhorse Group, Inc.(a)	400	2,896

		1,314,897

Automobiles – 0.7%
Tesla Motors, Inc.(a)	4,118	840,196
Thor Industries, Inc.	1,670	141,449
Winnebago Industries, Inc.	900	21,213

		1,002,858

Banks – 6.3%
1st Source Corp.	500	17,848
Access National Corp.	300	7,170
ACNB Corp.	200	5,316
Allegiance Bancshares, Inc.(a)	400	10,800
American National Bankshares, Inc.	300	8,385
Ameris Bancorp	1,200	41,940
Ames National Corp.	300	8,298
Arrow Financial Corp.	414	13,594
Associated Banc-Corp	5,400	105,786
Atlantic Capital Bancshares, Inc.(a)	600	8,988
Banc of California, Inc.	1,600	27,936
BancFirst Corp.	276	20,013
Banco Latinoamericano de Comercio Exterior SA	1,000	28,180
Bancorp, Inc.(a)	1,200	7,704

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
BancorpSouth, Inc.	3,070	$71,224
Bank of Hawaii Corp.	1,512	109,801
Bank of Marin Bancorp	172	8,554
Bank of the Ozarks, Inc.	3,154	121,114
BankUnited, Inc.	3,472	104,854
Bankwell Financial Group, Inc.	200	4,738
Banner Corp.	1,000	43,740
Bar Harbor Bankshares	239	8,776
Berkshire Hills Bancorp, Inc.	1,000	27,710
Blue Hills Bancorp, Inc.	826	12,407
BNC Bancorp	1,400	34,048
BOK Financial Corp.	884	60,969
Boston Private Financial Holdings, Inc.	2,700	34,641
Bridge Bancorp, Inc.	600	17,154
Brookline Bancorp, Inc.	2,300	28,037
Bryn Mawr Bank Corp.	600	19,194
C&F Financial Corp.	100	4,308
Camden National Corp.	388	18,523
Capital Bank Financial Corp. Class A	637	20,454
Capital City Bank Group, Inc.	400	5,908
Cardinal Financial Corp.	1,100	28,699
Carolina Financial Corp.	300	6,702
Cascade Bancorp(a)	1,101	6,672
Cathay General Bancorp	2,554	78,612
CenterState Banks, Inc.	1,600	28,368
Central Pacific Financial Corp.	979	24,661
Central Valley Community Bancorp	300	4,758
Century Bancorp, Inc. Class A	136	6,164
Chemical Financial Corp.	2,345	103,485
Chemung Financial Corp.	200	5,798
CIT Group, Inc.	7,111	258,129
Citizens & Northern Corp.	400	8,788
City Holding Co.	549	27,609
CNB Financial Corp.	500	10,580
CoBiz Financial, Inc.	1,200	15,972
Codorus Valley Bancorp, Inc.	400	8,752
Columbia Banking System, Inc.	2,000	65,440
Commerce Bancshares, Inc.	2,975	146,548
Community Bank System, Inc.	1,500	72,165
Community Trust Bancorp, Inc.	500	18,555
CommunityOne Bancorp(a)	423	5,854
ConnectOne Bancorp, Inc.	923	16,669
County Bancorp, Inc.	300	6,003
CU Bancorp(a)	500	11,405
Cullen/Frost Bankers, Inc.	1,926	138,556
Customers Bancorp, Inc.(a)	800	20,128
CVB Financial Corp.	3,600	63,396
Eagle Bancorp, Inc.(a)	1,100	54,263
East West Bancorp, Inc.	5,085	186,670
Enterprise Bancorp, Inc.	278	7,784
Enterprise Financial Services Corp.	600	18,750
Equity Bancshares, Inc. Class A(a)	200	5,188
Farmers Capital Bank Corp.	249	7,380
Farmers National Banc Corp.	800	8,624
FCB Financial Holdings, Inc. Class A(a)	1,082	41,581
Fidelity Southern Corp.	700	12,873
Financial Institutions, Inc.	500	13,555
First BanCorp(a)	4,000	20,800
First Bancorp, Inc.	300	7,191
First Bancorp/Southern Pines	700	13,853
First Busey Corp.	1,033	23,346
First Business Financial Services, Inc.	300	7,050
First Citizens BancShares, Inc. Class A	275	80,820
First Commonwealth Financial Corp.	3,000	30,270
First Community Bancshares, Inc.	500	12,400
First Community Financial Partners, Inc.(a)	500	4,760
First Connecticut Bancorp, Inc.	500	8,895
First Financial Bancorp	2,100	45,864
First Financial Bankshares, Inc.	2,251	82,026
First Financial Corp.	300	12,204
First Financial Northwest, Inc.	300	4,251
First Foundation, Inc.(a)	400	9,868
First Hawaiian, Inc.(a)	900	24,174
First Horizon National Corp.	8,215	125,114
First Internet Bancorp	200	4,618
First Interstate BancSystem, Inc. Class A	700	22,057
First Merchants Corp.	1,378	36,861
First Mid-Illinois Bancshares, Inc.	200	5,452
First Midwest Bancorp, Inc.	2,800	54,208
First NBC Bank Holding Co.(a)	500	4,720
First Northwest Bancorp(a)	400	5,396
First of Long Island Corp.	500	16,575
First Republic Bank	5,166	398,350
Flushing Financial Corp.	900	21,348
FNB Corp.	7,237	89,015
Franklin Financial Network, Inc.(a)	355	13,277
Fulton Financial Corp.	6,200	90,024
German American Bancorp, Inc.	443	17,246
Glacier Bancorp, Inc.	2,600	74,152
Great Southern Bancorp, Inc.	368	14,978
Great Western Bancorp, Inc.	2,100	69,972
Green Bancorp, Inc.(a)	700	7,651
Guaranty Bancorp	500	8,925
Hancock Holding Co.	2,700	87,561
Hanmi Financial Corp.	1,100	28,974
HarborOne Bancorp, Inc.(a)	500	7,880
Heartland Financial USA, Inc.	800	28,856
Heritage Commerce Corp.	900	9,846
Heritage Financial Corp.	1,000	17,950
Heritage Oaks Bancorp	800	6,560
Hilltop Holdings, Inc.(a)	2,700	60,642
Home BancShares, Inc.	4,300	89,483
HomeTrust Bancshares, Inc.(a)	600	11,100
Hope Bancorp, Inc.	4,388	76,220
Horizon Bancorp	400	11,752
IBERIABANK Corp.	1,447	97,123
Independent Bank Corp. (b)	933	50,466
Independent Bank Corp. (b)	700	11,781
Independent Bank Group, Inc.	351	15,504
International Bancshares Corp.	1,852	55,153
Investors Bancorp, Inc.	10,500	126,105
Lakeland Bancorp, Inc.	1,300	18,252
Lakeland Financial Corp.	828	29,328

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
LCNB Corp.	300	$5,466
LegacyTexas Financial Group, Inc.	1,548	48,963
Live Oak Bancshares, Inc.	700	10,094
Macatawa Bank Corp.	900	7,191
MainSource Financial Group, Inc.	770	19,211
MB Financial, Inc.	2,500	95,100
MBT Financial Corp.	600	5,430
Mercantile Bank Corp.	500	13,425
Merchants Bancshares, Inc.	151	4,891
Middleburg Financial Corp.	200	5,656
Midland States Bancorp, Inc.	200	5,068
MidWestOne Financial Group, Inc.	251	7,623
MutualFirst Financial, Inc.	200	5,546
National Bank Holdings Corp. Class A	900	21,033
National Bankshares, Inc.	237	8,717
National Commerce Corp.(a)	263	7,117
NBT Bancorp, Inc.	1,600	52,592
Nicolet Bankshares, Inc.(a)	300	11,505
Northrim BanCorp, Inc.	300	7,725
OFG Bancorp	1,400	14,154
Old Line Bancshares, Inc.	400	7,892
Old National Bancorp	4,661	65,534
Old Second Bancorp, Inc.	1,000	8,310
Opus Bank	600	21,222
Orrstown Financial Services, Inc.	200	3,950
Pacific Continental Corp.	600	10,092
Pacific Mercantile Bancorp(a)	900	6,633
Pacific Premier Bancorp, Inc.(a)	900	23,814
PacWest Bancorp	4,179	179,321
Park National Corp.	459	44,064
Park Sterling Corp.	1,700	13,804
Peapack Gladstone Financial Corp.	500	11,205
Penns Woods Bancorp, Inc.	147	6,536
People’s Utah Bancorp	400	8,140
Peoples Bancorp, Inc.	500	12,295
Peoples Financial Services Corp.	339	13,818
Pinnacle Financial Partners, Inc.	1,488	80,471
Popular, Inc.	3,600	137,592
Preferred Bank	400	14,300
Premier Financial Bancorp, Inc.	300	5,142
PrivateBancorp, Inc.	2,772	127,290
Prosperity Bancshares, Inc.	2,374	130,309
QCR Holdings, Inc.	400	12,696
Renasant Corp.	1,461	49,133
Republic Bancorp, Inc. Class A	300	9,324
Republic First Bancorp, Inc.(a)	1,100	4,521
S&T Bancorp, Inc.	1,153	33,425
Sandy Spring Bancorp, Inc.	800	24,464
Seacoast Banking Corp. of Florida(a)	1,000	16,090
ServisFirst Bancshares, Inc.	800	41,528
Shore Bancshares, Inc.	400	4,712
Sierra Bancorp	400	7,504
Signature Bank(a)	1,916	226,950
Simmons First National Corp. Class A	1,000	49,900
South State Corp.	838	62,884
Southern First Bancshares, Inc.(a)	200	5,516
Southern National Bancorp of Virginia, Inc.	400	5,220
Southside Bancshares, Inc.	856	27,546
Southwest Bancorp, Inc.	600	11,394
State Bank Financial Corp.	1,200	27,384
Sterling Bancorp	4,500	78,750
Stock Yards Bancorp, Inc.	700	23,072
Stonegate Bank	400	13,500
Suffolk Bancorp	400	13,908
Summit Financial Group, Inc.	300	5,748
Sun Bancorp, Inc.	400	9,224
SVB Financial Group(a)	1,893	209,252
Synovus Financial Corp.	4,400	143,132
TCF Financial Corp.	5,500	79,805
Texas Capital Bancshares, Inc.(a)	1,646	90,398
Tompkins Financial Corp.	551	42,102
Towne Bank	1,900	45,657
TriCo Bancshares	676	18,097
TriState Capital Holdings, Inc.(a)	700	11,305
Triumph Bancorp, Inc.(a)	500	9,920
Trustmark Corp.	2,377	65,510
UMB Financial Corp.	1,628	96,785
Umpqua Holdings Corp.	7,787	117,194
Union Bankshares Corp.	1,500	40,155
Union Bankshares, Inc./Morrisville	100	3,406
United Bankshares, Inc.	2,251	84,795
United Community Banks, Inc.	2,385	50,133
Univest Corp. of Pennsylvania	844	19,716
Valley National Bancorp	8,600	83,678
Veritex Holdings, Inc.(a)	300	5,217
Washington Trust Bancorp, Inc.	513	20,633
WashingtonFirst Bankshares, Inc.	300	7,383
Webster Financial Corp.	3,200	121,632
WesBanco, Inc.	1,342	44,125
West Bancorp, Inc.	500	9,800
Westamerica Bancorporation	885	45,029
Western Alliance Bancorp(a)	3,296	123,732
Wintrust Financial Corp.	1,828	101,582
Xenith Bankshares, Inc.(a)	2,500	5,775
Yadkin Financial Corp.	1,700	44,693

		8,714,770

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	291	45,180
Coca-Cola Bottling Co. Consolidated	148	21,928
Craft Brew Alliance, Inc.(a)	400	7,532
MGP Ingredients, Inc.	400	16,208
National Beverage Corp.(a)	400	17,620
Primo Water Corp.(a)	700	8,491

		116,959

Biotechnology – 4.3%
ACADIA Pharmaceuticals, Inc.(a)	3,409	108,440
Acceleron Pharma, Inc.(a)	1,000	36,190
Achillion Pharmaceuticals, Inc.(a)	3,900	31,590
Acorda Therapeutics, Inc.(a)	1,600	33,408
Adamas Pharmaceuticals, Inc.(a)	600	9,846
Aduro Biotech, Inc.(a)	1,154	14,344
Advaxis, Inc.(a)	1,100	11,759
Adverum Biotechnologies, Inc.(a)	1,400	5,754
Agenus, Inc.(a)	2,400	17,232

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Agios Pharmaceuticals, Inc.(a)	968	$51,130
Aimmune Therapeutics, Inc.(a)	900	13,500
Akebia Therapeutics, Inc.(a)	1,200	10,860
Alder Biopharmaceuticals, Inc.(a)	1,752	57,413
Alkermes PLC(a)	5,311	249,776
Alnylam Pharmaceuticals, Inc.(a)	2,609	176,838
AMAG Pharmaceuticals, Inc.(a)	1,200	29,412
Amicus Therapeutics, Inc.(a)	4,841	35,823
Anavex Life Sciences Corp.(a)	1,100	3,993
Anthera Pharmaceuticals, Inc.(a)	2,100	6,615
Applied Genetic Technologies Corp.(a)	387	3,785
Aptevo Therapeutics, Inc.(a)	550	1,408
Ardelyx, Inc.(a)	1,100	14,234
Arena Pharmaceuticals, Inc.(a)	8,200	14,350
Argos Therapeutics, Inc.(a)	500	2,485
ARIAD Pharmaceuticals, Inc.(a)	6,100	83,509
Array BioPharma, Inc.(a)	4,883	32,960
Arrowhead Pharmaceuticals, Inc.(a)	2,000	14,700
Asterias Biotherapeutics, Inc.(a)	800	3,392
Atara Biotherapeutics, Inc.(a)	800	17,112
Athersys, Inc.(a)	2,600	5,538
Avexis, Inc.(a)	200	8,242
Axovant Sciences, Ltd.(a)	837	11,718
Bellicum Pharmaceuticals, Inc.(a)	682	13,572
BioCryst Pharmaceuticals, Inc.(a)	2,500	11,025
BioMarin Pharmaceutical, Inc.(a)	6,030	557,896
BioSpecifics Technologies Corp.(a)	226	10,321
BioTime, Inc.(a)	2,100	8,190
Bluebird Bio, Inc.(a)	1,348	91,367
Blueprint Medicines Corp.(a)	700	20,790
Cara Therapeutics, Inc.(a)	700	5,845
Celldex Therapeutics, Inc.(a)	3,200	12,928
Cellular Biomedicine Group, Inc.(a)	400	5,800
Cepheid(a)	2,600	136,994
ChemoCentryx, Inc.(a)	800	4,832
Chimerix, Inc.(a)	1,397	7,739
Cidara Therapeutics, Inc.(a)	400	4,580
Clovis Oncology, Inc.(a)	1,080	38,934
Coherus Biosciences, Inc.(a)	1,000	26,780
Concert Pharmaceuticals, Inc.(a)	600	6,066
Curis, Inc.(a)	3,700	9,657
Cytokinetics, Inc.(a)	1,100	10,098
CytomX Therapeutics, Inc.(a)	676	10,600
CytRx Corp.(a)	657	386
Dimension Therapeutics, Inc.(a)	800	6,392
Dynavax Technologies Corp.(a)	1,338	14,036
Eagle Pharmaceuticals, Inc.(a)	305	21,350
Edge Therapeutics, Inc.(a)	800	8,328
Editas Medicine, Inc.(a)	300	4,044
Emergent BioSolutions, Inc.(a)	1,100	34,683
Enanta Pharmaceuticals, Inc.(a)	500	13,305
Epizyme, Inc.(a)	1,338	13,166
Esperion Therapeutics, Inc.(a)	500	6,925
Exact Sciences Corp.(a)	3,605	66,945
Exelixis, Inc.(a)	8,109	103,714
FibroGen, Inc.(a)	1,800	37,260
Five Prime Therapeutics, Inc.(a)	947	49,708
Flexion Therapeutics, Inc.(a)	1,000	19,540
Fortress Biotech, Inc.(a)	2,100	6,237
Foundation Medicine, Inc.(a)	500	11,675
Galena Biopharma, Inc.(a)	2,200	771
Genomic Health, Inc.(a)	600	17,352
Geron Corp.(a)	5,083	11,488
Global Blood Therapeutics, Inc.(a)	538	12,401
GlycoMimetics, Inc.(a)	400	2,860
Halozyme Therapeutics, Inc.(a)	3,652	44,116
Heron Therapeutics, Inc.(a)	1,017	17,523
Idera Pharmaceuticals, Inc.(a)	3,000	7,680
Ignyta, Inc.(a)	1,000	6,290
Immune Design Corp.(a)	100	758
ImmunoGen, Inc.(a)	3,700	9,916
Immunomedics, Inc.(a)	2,900	9,425
Incyte Corp.(a)	5,790	545,939
Infinity Pharmaceuticals, Inc.(a)	300	468
Inotek Pharmaceuticals Corp.(a)	600	5,688
Inovio Pharmaceuticals, Inc.(a)	2,211	20,607
Insmed, Inc.(a)	2,033	29,519
Insys Therapeutics, Inc.(a)	753	8,878
Intellia Therapeutics, Inc.(a)	400	6,808
Intercept Pharmaceuticals, Inc.(a)	574	94,475
Intrexon Corp.(a)	1,941	54,387
Invitae Corp.(a)	800	7,008
Ionis Pharmaceuticals, Inc.(a)	4,273	156,563
Ironwood Pharmaceuticals, Inc.(a)	4,500	71,460
Juno Therapeutics, Inc.(a)	2,202	66,082
Karyopharm Therapeutics, Inc.(a)	800	7,784
Keryx Biopharmaceuticals, Inc.(a)	2,603	13,822
Kite Pharma, Inc.(a)	1,373	76,696
La Jolla Pharmaceutical Co.(a)	500	11,895
Lexicon Pharmaceuticals, Inc.(a)	1,421	25,677
Ligand Pharmaceuticals, Inc.(a)	685	69,911
Lion Biotechnologies, Inc.(a)	2,100	17,283
Loxo Oncology, Inc.(a)	477	12,488
MacroGenics, Inc.(a)	1,100	32,901
MannKind Corp.(a)	10,900	6,758
Medgenics, Inc.(a)	1,300	7,241
MediciNova, Inc.(a)	1,000	7,490
Merrimack Pharmaceuticals, Inc.(a)	4,105	26,067
MiMedx Group, Inc.(a)	3,393	29,112
Minerva Neurosciences, Inc.(a)	800	11,292
Mirati Therapeutics, Inc.(a)	100	661
Momenta Pharmaceuticals, Inc.(a)	2,200	25,718
Myriad Genetics, Inc.(a)	2,351	48,384
NantKwest, Inc.(a)	1,000	7,780
Natera, Inc.(a)	900	9,999
Neurocrine Biosciences, Inc.(a)	3,085	156,224
NewLink Genetics Corp.(a)	758	11,385
Novavax, Inc.(a)	9,300	19,344
OncoMed Pharmaceuticals, Inc.(a)	600	6,858
Ophthotech Corp.(a)	1,054	48,621
OPKO Health, Inc.(a)	11,423	120,970
Organovo Holdings, Inc.(a)	2,900	10,991
Osiris Therapeutics, Inc.(a)	1,200	5,952
Otonomy, Inc.(a)	800	14,552
OvaScience, Inc.(a)	1,100	7,876
PDL BioPharma, Inc.	5,555	18,609
Pfenex, Inc.(a)	600	5,370
PharmAthene, Inc.(a)	3,200	9,280

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Portola Pharmaceuticals, Inc.(a)	1,641	$37,267
Progenics Pharmaceuticals, Inc.(a)	2,300	14,559
Protagonist Therapeutics, Inc.(a)	300	6,339
Proteostasis Therapeutics, Inc.(a)	200	3,118
Prothena Corp. PLC(a)	1,200	71,964
PTC Therapeutics, Inc.(a)	1,100	15,411
Puma Biotechnology, Inc.(a)	862	57,797
Radius Health, Inc.(a)	1,115	60,310
Raptor Pharmaceutical Corp.(a)	2,900	26,013
REGENXBIO, Inc.(a)	700	9,807
Regulus Therapeutics, Inc.(a)	2,100	6,930
Repligen Corp.(a)	1,300	39,247
Retrophin, Inc.(a)	1,200	26,856
Rigel Pharmaceuticals, Inc.(a)	3,100	11,377
Sage Therapeutics, Inc.(a)	900	41,445
Sangamo BioSciences, Inc.(a)	2,300	10,649
Sarepta Therapeutics, Inc.(a)	1,500	92,115
Seattle Genetics, Inc.(a)	3,400	183,634
Seres Therapeutics, Inc.(a)	646	7,939
Sorrento Therapeutics, Inc.(a)	1,000	7,740
Spark Therapeutics, Inc.(a)	642	38,558
Spectrum Pharmaceuticals, Inc.(a)	2,600	12,142
Stemline Therapeutics, Inc.(a)	1,000	10,830
Syndax Pharmaceuticals, Inc.(a)	200	3,032
Synergy Pharmaceuticals, Inc.(a)	6,100	33,611
Synthetic Biologics, Inc.(a)	2,500	4,300
T2 Biosystems, Inc.(a)	900	6,516
TESARO, Inc.(a)	949	95,128
TG Therapeutics, Inc.(a)	1,200	9,288
Tobira Therapeutics, Inc.(a)	500	19,870
Trevena, Inc.(a)	1,500	10,125
Trovagene, Inc.(a)	1,500	6,735
Ultragenyx Pharmaceutical, Inc.(a)	1,265	89,739
United Therapeutics Corp.(a)	1,545	182,434
Vanda Pharmaceuticals, Inc.(a)	1,200	19,968
Versartis, Inc.(a)	900	11,025
Vitae Pharmaceuticals, Inc.(a)	930	19,456
Vital Therapies, Inc.(a)	800	4,896
Voyager Therapeutics, Inc.(a)	400	4,804
XBiotech, Inc.(a)	600	8,076
Xencor, Inc.(a)	1,085	26,572
Zafgen, Inc.(a)	800	2,648
ZIOPHARM Oncology, Inc.(a)	4,100	23,083

		5,995,870

Building Products – 1.1%
AAON, Inc.	1,400	40,348
Advanced Drainage Systems, Inc.	1,200	28,872
American Woodmark Corp.(a)	516	41,574
AO Smith Corp.	2,608	257,644
Apogee Enterprises, Inc.	1,009	45,092
Armstrong Flooring, Inc.(a)	777	14,670
Armstrong World Industries, Inc.(a)	1,655	68,385
Builders FirstSource, Inc.(a)	2,800	32,228
Caesarstone, Ltd.(a)	827	31,186
Continental Building Products, Inc.(a)	1,200	25,188
CSW Industrials, Inc.(a)	437	14,154
Gibraltar Industries, Inc.(a)	1,100	40,865
Griffon Corp.	1,000	17,010
Insteel Industries, Inc.	600	21,744
Lennox International, Inc.	1,386	217,644
Masonite International Corp.(a)	1,093	67,952
NCI Building Systems, Inc.(a)	928	13,539
Owens Corning	4,036	215,482
Patrick Industries, Inc.(a)	500	30,960
PGT, Inc.(a)	1,600	17,072
Ply Gem Holdings, Inc.(a)	700	9,352
Quanex Building Products Corp.	1,168	20,160
Simpson Manufacturing Co., Inc.	1,500	65,925
Trex Co., Inc.(a)	1,000	58,720
Universal Forest Products, Inc.	700	68,943
USG Corp.(a)	3,000	77,550

		1,542,259

Capital Markets – 1.7%
Arlington Asset Investment Corp. Class A	800	11,832
Artisan Partners Asset Management, Inc. Class A	1,255	34,136
Associated Capital Group, Inc. Class A	233	8,262
B. Riley Financial, Inc.	600	8,016
BGC Partners, Inc. Class A Class A	7,900	69,125
Calamos Asset Management, Inc. Class A	900	6,138
Cohen & Steers, Inc.	709	30,310
Cowen Group, Inc. Class A(a)	3,400	12,342
Diamond Hill Investment Group, Inc.	134	24,762
Eaton Vance Corp.	3,852	150,421
Evercore Partners, Inc. Class A	1,343	69,178
FBR & Co.	400	5,296
Federated Investors, Inc. Class B	3,400	100,742
Financial Engines, Inc.	1,866	55,439
GAMCO Investors, Inc. Class A	133	3,786
Greenhill & Co., Inc.	917	21,614
Hennessy Advisors, Inc.	200	7,094
Houlihan Lokey, Inc.	400	10,020
Interactive Brokers Group, Inc. Class A	2,200	77,594
INTL. FCStone, Inc.(a)	500	19,425
Investment Technology Group, Inc.	1,100	18,854
Janus Capital Group, Inc.	5,200	72,852
KCG Holdings, Inc. Class A(a)	1,800	27,954
Ladenburg Thalmann Financial Services, Inc.(a)	3,400	7,854
Lazard, Ltd. Class A	4,602	167,329
LPL Financial Holdings, Inc.	3,050	91,225
Manning & Napier, Inc.	500	3,545
Moelis & Co. Class A	600	16,134
NorthStar Asset Management Group, Inc.	6,400	82,752
OM Asset Management PLC	1,300	18,083
Oppenheimer Holdings, Inc. Class A	500	7,145
Piper Jaffray Cos.(a)	500	24,150
PJT Partners, Inc. Class A	569	15,517
Pzena Investment Management, Inc. Class A	800	6,160

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Raymond James Financial, Inc.	4,438	$258,336
Safeguard Scientifics, Inc.(a)	700	9,072
SEI Investments Co.	4,525	206,385
Silvercrest Asset Management Group, Inc. Class A	500	5,935
Stifel Financial Corp.(a)	2,254	86,666
TD Ameritrade Holding Corp.	8,787	309,654
Virtu Financial, Inc. Class A	800	11,976
Virtus Investment Partners, Inc.	201	19,670
Waddell & Reed Financial, Inc. Class A	2,839	51,556
Westwood Holdings Group, Inc.	280	14,871
WisdomTree Investments, Inc.	3,900	40,131

		2,299,338

Chemicals – 2.6%
A Schulman, Inc.	990	28,829
AgroFresh Solutions, Inc.(a)	700	3,703
American Vanguard Corp.	952	15,289
Ashland Global Holdings, Inc.	2,155	249,872
Axalta Coating Systems, Ltd.(a)	5,802	164,023
Balchem Corp.	1,100	85,283
Cabot Corp.	2,188	114,673
Calgon Carbon Corp.	1,700	25,789
Celanese Corp. Series A	5,246	349,174
Chase Corp.	273	18,870
Chemours Co.	6,500	104,000
Chemtura Corp.(a)	2,171	71,230
Codexis, Inc.(a)	1,100	4,884
Ferro Corp.(a)	2,809	38,792
Flotek Industries, Inc.(a)	1,900	27,626
FutureFuel Corp.	800	9,024
GCP Applied Technologies, Inc.(a)	2,497	70,715
Hawkins, Inc.	300	12,999
HB Fuller Co.	1,799	83,600
Huntsman Corp.	7,000	113,890
Ingevity Corp.(a)	1,538	70,902
Innophos Holdings, Inc.	700	27,321
Innospec, Inc.	874	53,148
KMG Chemicals, Inc.	300	8,499
Koppers Holdings, Inc.(a)	700	22,526
Kraton Corp.(a)	1,000	35,040
Kronos Worldwide, Inc.	800	6,632
LSB Industries, Inc.(a)	700	6,006
Minerals Technologies, Inc.	1,243	87,868
NewMarket Corp.	253	108,618
Olin Corp.	5,700	116,964
OMNOVA Solutions, Inc.(a)	1,400	11,816
Platform Specialty Products Corp.(a)	5,800	47,038
PolyOne Corp.	2,959	100,044
Quaker Chemical Corp.	526	55,719
Rayonier Advanced Materials, Inc.	1,400	18,718
RPM International, Inc.	4,613	247,810
Scotts Miracle-Gro Co. Class A	1,567	130,484
Sensient Technologies Corp.	1,533	116,201
Stepan Co.	682	49,554
TerraVia Holdings, Inc.(a)	2,600	7,150
Trecora Resources(a)	700	7,994
Tredegar Corp.	807	15,002
Trinseo SA	974	55,089
Tronox, Ltd. Class A	2,169	20,324
Valspar Corp.	2,740	290,632
Westlake Chemical Corp.	1,380	73,830
WR Grace & Co.	2,476	182,729

		3,565,923

Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	1,900	75,430
ACCO Brands Corp.(a)	3,516	33,894
Aqua Metals, Inc.(a)	600	5,316
ARC Document Solutions, Inc.(a)	1,400	5,236
Brady Corp. Class A	1,600	55,376
Brink’s Co.	1,554	57,622
Casella Waste Systems, Inc. Class A(a)	1,300	13,390
CECO Environmental Corp.	956	10,784
Clean Harbors, Inc.(a)	1,844	88,475
Copart, Inc.(a)	3,438	184,139
Covanta Holding Corp.	4,100	63,099
Deluxe Corp.	1,681	112,324
Ennis, Inc.	900	15,165
Essendant, Inc.	1,249	25,629
G&K Services, Inc. Class A	691	65,984
Healthcare Services Group, Inc.	2,465	97,565
Heritage-Crystal Clean, Inc.(a)	400	5,312
Herman Miller, Inc.	2,100	60,060
HNI Corp.	1,589	63,242
InnerWorkings, Inc.(a)	1,300	12,246
Interface, Inc.	2,200	36,718
KAR Auction Services, Inc.	4,873	210,319
Kimball International, Inc. Class B	1,200	15,528
Knoll, Inc.	1,590	36,331
Matthews International Corp. Class A	1,131	68,720
McGrath RentCorp	800	25,368
Mobile Mini, Inc.	1,500	45,300
MSA Safety, Inc.	1,079	62,625
Multi-Color Corp.	521	34,386
Quad/Graphics, Inc.	1,000	26,720
Rollins, Inc.	3,463	101,397
RR Donnelley & Sons Co.	7,300	114,756
SP Plus Corp.(a)	600	15,342
Steelcase, Inc. Class A	2,900	40,281
Team, Inc.(a)	1,000	32,710
Tetra Tech, Inc.	2,000	70,940
TRC Cos., Inc.(a)	1,000	8,670
UniFirst Corp.	546	71,996
US Ecology, Inc.	796	35,693
Viad Corp.	654	24,113
VSE Corp.	280	9,517
West Corp.	1,473	32,524

		2,170,242

Communications Equipment – 1.6%
ADTRAN, Inc.	1,600	30,624
Aerohive Networks, Inc.(a)	1,200	7,308
Applied Optoelectronics, Inc.(a)	600	13,326
Arista Networks, Inc.(a)	1,435	122,090
ARRIS International PLC(a)	6,630	187,828
Bel Fuse, Inc. Class B	300	7,242
Black Box Corp.	500	6,950

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Brocade Communications Systems, Inc.	14,181	$130,891
CalAmp Corp.(a)	1,200	16,740
Calix, Inc.(a)	1,400	10,290
Ciena Corp.(a)	4,900	106,820
Clearfield, Inc.(a)	400	7,520
CommScope Holding Co., Inc.(a)	4,534	136,519
Comtech Telecommunications Corp.	800	10,248
Digi International, Inc.(a)	900	10,260
EchoStar Corp. Class A Class A(a)	1,621	71,048
EMCORE Corp.	1,300	7,410
Extreme Networks, Inc.(a)	3,500	15,715
Finisar Corp.(a)	3,800	113,240
Harmonic, Inc.(a)	2,600	15,418
Infinera Corp.(a)	4,700	42,441
InterDigital, Inc.	1,238	98,050
Ixia(a)	2,200	27,500
KVH Industries, Inc.(a)	766	6,748
Lumentum Holdings, Inc.(a)	1,800	75,186
NETGEAR, Inc.(a)	1,100	66,539
NetScout Systems, Inc.(a)	3,200	93,600
Oclaro, Inc.(a)	3,300	28,215
Palo Alto Networks, Inc.(a)	3,063	488,028
Plantronics, Inc.	1,148	59,650
ShoreTel, Inc.(a)	2,290	18,320
Silicom, Ltd.	300	12,420
Sonus Networks, Inc.(a)	1,600	12,448
Ubiquiti Networks, Inc.(a)	900	48,150
ViaSat, Inc.(a)	1,611	120,261
Viavi Solutions, Inc.(a)	8,300	61,337

		2,286,380

Construction & Engineering – 0.7%
AECOM(a)	5,410	160,839
Aegion Corp.(a)	1,200	22,884
Ameresco, Inc. Class A(a)	1,200	6,312
Argan, Inc.	500	29,595
Chicago Bridge & Iron Co. NV	3,757	105,309
Comfort Systems USA, Inc.	1,243	36,432
Dycom Industries, Inc.(a)	1,091	89,222
EMCOR Group, Inc.	2,107	125,619
Granite Construction, Inc.	1,356	67,448
Great Lakes Dredge & Dock Corp.(a)	2,000	7,000
HC2 Holdings, Inc.(a)	1,100	5,995
IES Holdings, Inc.(a)	300	5,337
KBR, Inc.	5,000	75,650
Layne Christensen Co.(a)	600	5,106
MasTec, Inc.(a)	2,300	68,402
MYR Group, Inc.(a)	600	18,060
NV5 Global, Inc.(a)	200	6,462
Orion Group Holdings, Inc.(a)	1,400	9,590
Primoris Services Corp.	1,386	28,552
Tutor Perini Corp.(a)	1,300	27,911
Valmont Industries, Inc.	777	104,561

		1,006,286

Construction Materials – 0.2%
Eagle Materials, Inc.	1,682	130,018
Headwaters, Inc.(a)	2,600	43,992
Summit Materials, Inc. Class A(a)	2,603	48,286
United States Lime & Minerals, Inc.	100	6,600
US Concrete, Inc.(a)	540	24,875

		253,771

Consumer Finance – 0.7%
Ally Financial, Inc.	15,661	304,920
Credit Acceptance Corp.(a)	284	57,104
Encore Capital Group, Inc.(a)	792	17,804
Enova International, Inc.(a)	900	8,712
EZCORP, Inc. Class A(a)	1,700	18,802
Firstcash, Inc.	1,678	79,000
Green Dot Corp. Class A(a)	1,400	32,284
LendingClub Corp.(a)	11,933	73,746
Nelnet, Inc. Class A	714	28,824
OneMain Holdings, Inc.(a)	1,862	57,629
PRA Group, Inc.(a)	1,614	55,748
Regional Management Corp.(a)	400	8,660
Santander Consumer USA Holdings, Inc.(a)	3,600	43,776
SLM Corp.(a)	15,200	113,544
World Acceptance Corp.(a)	185	9,072

		909,625

Containers & Packaging – 1.1%
AEP Industries, Inc.	121	13,234
AptarGroup, Inc.	2,184	169,063
Bemis Co., Inc.	3,340	170,373
Berry Plastics Group, Inc.(a)	4,322	189,520
Crown Holdings, Inc.(a)	4,752	271,292
Graphic Packaging Holding Co.	11,242	157,276
Greif, Inc. Class B	200	12,118
Greif, Inc. Class A	900	44,631
Multi Packaging Solutions International, Ltd.(a)	700	10,087
Myers Industries, Inc.	700	9,093
Packaging Corp. of America	3,297	267,914
Silgan Holdings, Inc.	1,484	75,075
Sonoco Products Co.	3,495	184,641
UFP Technologies, Inc.(a)	200	5,300

		1,579,617

Distributors – 0.1%
Core-Mark Holding Co., Inc.	1,552	55,562
Pool Corp.	1,418	134,029
Weyco Group, Inc.	243	6,529

		196,120

Diversified Consumer Services – 0.7%
American Public Education, Inc.(a)	500	9,905
Apollo Education Group, Inc.(a)	2,904	23,087
Ascent Capital Group, Inc. Class A(a)	300	6,951
Bridgepoint Education, Inc.(a)	1,000	6,870
Bright Horizons Family Solutions, Inc.(a)	1,542	103,144
Cambium Learning Group, Inc.(a)	500	2,715
Capella Education Co.	400	23,216
Career Education Corp.(a)	2,200	14,938
Carriage Services, Inc.	500	11,825
Chegg, Inc.(a)	2,700	19,143
Collectors Universe, Inc.	400	7,412

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
DeVry Education Group, Inc.	2,100	$48,426
Graham Holdings Co. Class B	157	75,575
Grand Canyon Education, Inc.(a)	1,606	64,866
Houghton Mifflin Harcourt Co.(a)	4,200	56,322
K12, Inc.(a)	1,100	15,785
Liberty Tax, Inc.	400	5,112
LifeLock, Inc.(a)	3,100	52,452
Regis Corp.(a)	1,207	15,148
Service Corp. International	6,600	175,164
ServiceMaster Global Holdings, Inc.(a)	4,770	160,654
Sotheby’s	1,800	68,436
Strayer Education, Inc.(a)	414	19,326
Weight Watchers International, Inc.(a)	900	9,288

		995,760

Diversified Financial Services – 0.9%
CBOE Holdings, Inc.	2,904	188,324
FactSet Research Systems, Inc.	1,398	226,616
FNFV Group(a)	2,200	27,456
GAIN Capital Holdings, Inc.	1,200	7,416
MarketAxess Holdings, Inc.	1,272	210,631
Marlin Business Services Corp.	400	7,752
Morningstar, Inc.	692	54,855
MSCI, Inc.	3,262	273,812
NewStar Financial, Inc.(a)	800	7,768
On Deck Capital, Inc.(a)	1,600	9,120
PICO Holdings, Inc.(a)	700	8,253
Tiptree Financial, Inc. Class A	900	5,346
Voya Financial, Inc.	7,250	208,945

		1,236,294

Diversified Telecommunication Services – 0.8%
8x8, Inc.(a)	3,000	46,290
ATN International, Inc.	399	25,951
Cincinnati Bell, Inc.(a)	7,069	28,841
Cogent Communications Holdings, Inc.	1,496	55,068
Consolidated Communications Holdings, Inc.	1,700	42,908
FairPoint Communications, Inc.(a)	700	10,521
General Communication, Inc. Class A(a)	1,000	13,750
Globalstar, Inc.(a)	12,500	15,125
Hawaiian Telcom Holdco, Inc.(a)	200	4,478
IDT Corp. Class B	600	10,344
Inteliquent, Inc.	1,100	17,754
Intelsat SA(a)	1,047	2,837
Iridium Communications, Inc.(a)	2,719	22,051
Lumos Networks Corp.(a)	600	8,400
ORBCOMM, Inc.(a)	2,200	22,550
pdvWireless, Inc.(a)	300	6,870
SBA Communications Corp. Class A Class A(a)	4,416	495,299
Straight Path Communications, Inc. Class B(a)	300	7,683
Vonage Holdings Corp.(a)	6,400	42,304
Windstream Holdings, Inc.	3,258	32,743
Zayo Group Holdings, Inc.(a)	5,753	170,922

		1,082,689

Electric Utilities – 1.3%
ALLETE, Inc.	1,782	106,243
Avangrid, Inc.	2,000	83,560
El Paso Electric Co.	1,463	68,424
Empire District Electric Co.	1,500	51,210
Genie Energy, Ltd. Class B(a)	900	5,310
Great Plains Energy, Inc.	5,463	149,085
Hawaiian Electric Industries, Inc.	3,755	112,087
IDACORP, Inc.	1,784	139,652
ITC Holdings Corp.	5,318	247,181
MGE Energy, Inc.	1,262	71,316
OGE Energy Corp.	6,983	220,802
Otter Tail Corp.	1,276	44,137
PNM Resources, Inc.	2,851	93,285
Portland General Electric Co.	3,183	135,564
Spark Energy, Inc. Class A	100	2,913
Westar Energy, Inc.	5,014	284,544

		1,815,313

Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	362	6,845
American Superconductor Corp.(a)	700	4,907
Atkore International Group, Inc.(a)	400	7,496
AZZ, Inc.	940	61,354
Babcock & Wilcox Enterprises, Inc.(a)	1,487	24,535
Encore Wire Corp.	654	24,047
Energous Corp.(a)	500	9,805
EnerSys	1,531	105,930
FuelCell Energy, Inc.(a)	1,316	7,133
Generac Holdings, Inc.(a)	2,349	85,269
General Cable Corp.	1,600	23,968
Hubbell, Inc.	1,986	213,972
LSI Industries, Inc.	800	8,984
Plug Power, Inc.(a)	6,100	10,431
Powell Industries, Inc.	300	12,015
Power Solutions International, Inc.(a)	300	3,075
Preformed Line Products Co.	100	4,217
Regal Beloit Corp.	1,533	91,198
SolarCity Corp.(a)	2,200	43,032
Sunrun, Inc.(a)	2,100	13,230
Thermon Group Holdings, Inc.(a)	1,100	21,725
Vicor Corp.(a)	570	6,612

		789,780

Electronic Equipment, Instruments & Components – 2.7%
Agilysys, Inc.(a)	557	6,194
Anixter International, Inc.(a)	986	63,597
Arrow Electronics, Inc.(a)	3,212	205,472
Avnet, Inc.	4,530	186,002
AVX Corp.	1,600	22,064
Badger Meter, Inc.	1,076	36,057
Belden, Inc.	1,513	104,382
Benchmark Electronics, Inc.(a)	1,680	41,916
CDW Corp.	5,761	263,450
Cognex Corp.	2,866	151,497
Coherent, Inc.(a)	832	91,969
Control4 Corp.(a)	712	8,743
CTS Corp.	1,000	18,600
Daktronics, Inc.	1,245	11,877
Dolby Laboratories, Inc. Class A	1,779	96,582

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
DTS, Inc.	600	$25,524
Electro Scientific Industries, Inc.(a)	900	5,076
ePlus, Inc.(a)	258	24,358
Fabrinet(a)	1,200	53,508
FARO Technologies, Inc.(a)	600	21,570
Fitbit, Inc. Class A(a)	4,409	65,429
II-VI, Inc.(a)	2,084	50,704
Ingram Micro, Inc. Class A	5,215	185,967
Insight Enterprises, Inc.(a)	1,252	40,753
InvenSense, Inc.(a)	2,775	20,590
IPG Photonics Corp.(a)	1,245	102,526
Itron, Inc.(a)	1,150	64,124
Jabil Circuit, Inc.	6,600	144,012
Keysight Technologies, Inc.(a)	6,061	192,073
Kimball Electronics, Inc.(a)	944	13,084
Knowles Corp.(a)	2,968	41,700
Littelfuse, Inc.	755	97,251
Maxwell Technologies, Inc.(a)	1,100	5,676
Mesa Laboratories, Inc.	128	14,638
Methode Electronics, Inc.	1,249	43,677
MTS Systems Corp.	543	24,994
National Instruments Corp.	3,693	104,881
Novanta, Inc.(a)	1,100	19,085
OSI Systems, Inc.(a)	575	37,593
Park Electrochemical Corp.	600	10,422
PC Connection, Inc.	400	10,568
Plexus Corp.(a)	1,200	56,136
Radisys Corp.(a)	1,200	6,414
Rofin-Sinar Technologies, Inc.(a)	900	28,962
Rogers Corp.(a)	621	37,931
Sanmina Corp.(a)	2,510	71,460
ScanSource, Inc.(a)	909	33,178
SYNNEX Corp.	1,007	114,909
Systemax, Inc.	700	5,544
Tech Data Corp.(a)	1,239	104,956
Trimble Navigation, Ltd.(a)	8,878	253,556
TTM Technologies, Inc.(a)	2,400	27,480
Universal Display Corp.(a)	1,484	82,377
VeriFone Systems, Inc.(a)	3,728	58,679
Vishay Intertechnology, Inc.	4,800	67,632
Vishay Precision Group, Inc.(a)	400	6,412
Zebra Technologies Corp. Class A(a)	1,878	130,728

		3,814,539

Energy Equipment & Services – 1.2%
Archrock, Inc.	2,300	30,084
Atwood Oceanics, Inc.	2,000	17,380
Bristow Group, Inc.	1,100	15,422
CARBO Ceramics, Inc.	631	6,903
Dawson Geophysical Co.(a)	1,100	8,393
Diamond Offshore Drilling, Inc.	2,300	40,503
Dril-Quip, Inc.(a)	1,375	76,643
Ensco PLC Class A	11,000	93,500
Era Group, Inc.(a)	700	5,635
Exterran Corp.(a)	1,100	17,248
Fairmount Santrol Holdings, Inc.(a)	2,700	22,896
Forum Energy Technologies, Inc.(a)	2,039	40,495
Frank’s International NV	1,200	15,600
Geospace Technologies Corp.(a)	400	7,792
Helix Energy Solutions Group, Inc.(a)	3,409	27,715
Hornbeck Offshore Services, Inc.(a)	1,100	6,050
Independence Contract Drilling, Inc.(a)	1,600	8,400
Matrix Service Co.(a)	900	16,884
McDermott International, Inc.(a)	8,100	40,581
Nabors Industries, Ltd.	9,787	119,010
Natural Gas Services Group, Inc.(a)	400	9,836
Newpark Resources, Inc.(a)	2,800	20,608
Noble Corp. PLC	8,200	51,988
Oceaneering International, Inc.	3,481	95,762
Oil States International, Inc.(a)	1,767	55,784
Parker Drilling Co.(a)	4,000	8,680
Patterson-UTI Energy, Inc.	5,000	111,850
PHI, Inc. NVDR(a)	400	7,268
Pioneer Energy Services Corp.(a)	2,100	8,484
RigNet, Inc.(a)	400	6,048
Rowan Cos. PLC Class A	4,612	69,918
RPC, Inc.(a)	1,932	32,458
SEACOR Holdings, Inc.(a)	568	33,790
Seadrill, Ltd.(a)	12,683	30,059
Superior Energy Services, Inc.	5,400	96,660
Tesco Corp.	1,300	10,608
TETRA Technologies, Inc.(a)	3,518	21,495
Tidewater, Inc.	1,600	4,512
Unit Corp.(a)	1,648	30,653
US Silica Holdings, Inc.	2,288	106,529
Weatherford International PLC(a)	31,236	175,546
Willbros Group, Inc.(a)	1,400	2,632

		1,608,302

Food & Staples Retailing – 0.7%
Andersons, Inc.	885	32,019
Casey’s General Stores, Inc.	1,372	164,846
Chefs’ Warehouse, Inc.(a)	600	6,684
Ingles Markets, Inc. Class A Class A	500	19,770
Natural Grocers by Vitamin Cottage, Inc.(a)	300	3,348
Performance Food Group Co.(a)	1,257	31,173
PriceSmart, Inc.	691	57,878
Rite Aid Corp.(a)	36,510	280,762
Smart & Final Stores, Inc.(a)	795	10,152
SpartanNash Co.	1,400	40,488
Sprouts Farmers Market, Inc.(a)	4,875	100,669
SUPERVALU, Inc.(a)	8,900	44,411
United Natural Foods, Inc.(a)	1,748	69,990
US Foods Holding Corp.(a)	1,528	36,076
Village Super Market, Inc. Class A	269	8,611
Weis Markets, Inc.	315	16,695

		923,572

Food Products – 1.9%
AdvancePierre Foods Holdings, Inc.	800	22,048
Alico, Inc.	200	5,372
Amplify Snack Brands, Inc.(a)	947	15,341
B&G Foods, Inc.	2,300	113,114
Blue Buffalo Pet Products, Inc.(a)	2,192	52,082

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Bunge, Ltd.	4,934	$292,241
Cal-Maine Foods, Inc.	1,100	42,394
Calavo Growers, Inc.	542	35,463
Darling Ingredients, Inc.(a)	5,700	77,007
Dean Foods Co.	3,100	50,840
Farmer Brothers Co.(a)	250	8,887
Flowers Foods, Inc.	6,031	91,189
Fresh Del Monte Produce, Inc.	1,134	67,927
Freshpet, Inc.(a)	700	6,055
Hain Celestial Group, Inc.(a)	3,579	127,341
Ingredion, Inc.	2,501	332,783
Inventure Foods, Inc.(a)	1,000	9,400
J&J Snack Foods Corp.	548	65,278
John B Sanfilippo & Son, Inc.	278	14,270
Lancaster Colony Corp.	680	89,821
Landec Corp.(a)	900	12,069
Lifeway Foods, Inc.(a)	200	3,388
Limoneira Co.	400	7,560
Omega Protein Corp.(a)	771	18,018
Pilgrim’s Pride Corp.	2,000	42,240
Pinnacle Foods, Inc.	4,100	205,697
Post Holdings, Inc.(a)	2,226	171,780
Sanderson Farms, Inc.	719	69,261
Seaboard Corp.(a)	9	30,960
Seneca Foods Corp. Class A(a)	249	7,032
Snyder’s-Lance, Inc.	2,772	93,084
Tootsie Roll Industries, Inc.	606	22,319
TreeHouse Foods, Inc.(a)	1,939	169,061
WhiteWave Foods Co.(a)	6,162	335,398

		2,706,720

Gas Utilities – 1.1%
Atmos Energy Corp.	3,598	267,943
Chesapeake Utilities Corp.	538	32,850
Delta Natural Gas Co., Inc.	300	7,155
National Fuel Gas Co.	2,607	140,960
New Jersey Resources Corp.	3,103	101,964
Northwest Natural Gas Co.	960	57,706
ONE Gas, Inc.	1,787	110,508
Piedmont Natural Gas Co., Inc.	2,842	170,634
South Jersey Industries, Inc.	2,885	85,252
Southwest Gas Corp.	1,659	115,898
Spire, Inc.	1,539	98,096
UGI Corp.	6,082	275,150
WGL Holdings, Inc.	1,783	111,794

		1,575,910

Health Care Equipment & Supplies – 2.9%
Abaxis, Inc.	800	41,296
Abiomed, Inc.(a)	1,402	180,269
Accuray, Inc.(a)	2,700	17,199
Alere, Inc.(a)	3,099	134,001
Align Technology, Inc.(a)	2,593	243,094
Analogic Corp.	412	36,503
AngioDynamics, Inc.(a)	900	15,786
Anika Therapeutics, Inc.(a)	447	21,389
AtriCure, Inc.(a)	1,100	17,402
Atrion Corp.	46	19,624
Avinger, Inc.(a)	600	2,862
AxoGen, Inc.(a)	800	7,224
Cantel Medical Corp.	1,240	96,695
Cardiovascular Systems, Inc.(a)	1,050	24,927
Cerus Corp.(a)	3,400	21,114
ConforMIS, Inc.(a)	1,200	11,904
CONMED Corp.	1,001	40,100
CryoLife, Inc.	1,100	19,327
Cutera, Inc.(a)	600	7,152
Cynosure, Inc. Class A(a)	826	42,076
DexCom, Inc.(a)	2,864	251,058
Endologix, Inc.(a)	2,723	34,854
Entellus Medical, Inc.(a)	300	6,654
Exactech, Inc.(a)	300	8,109
GenMark Diagnostics, Inc.(a)	1,300	15,340
Glaukos Corp.(a)	568	21,436
Globus Medical, Inc. Class A(a)	2,358	53,220
Haemonetics Corp.(a)	1,866	67,568
Halyard Health, Inc.(a)	1,600	55,456
Hill-Rom Holdings, Inc.	2,358	146,149
ICU Medical, Inc.(a)	543	68,624
IDEXX Laboratories, Inc.(a)	3,108	350,365
Inogen, Inc.(a)	600	35,940
Insulet Corp.(a)	2,000	81,880
Integer Holdings Corp.(a)	983	21,321
Integra LifeSciences Holdings Corp.(a)	1,077	88,906
Invacare Corp.	1,100	12,287
InVivo Therapeutics Holdings Corp.(a)	1,100	7,480
iRadimed Corp.(a)	100	1,699
IRIDEX Corp.(a)	300	4,347
K2M Group Holdings, Inc.(a)	900	16,002
LeMaitre Vascular, Inc.	500	9,920
Masimo Corp.(a)	1,430	85,071
Meridian Bioscience, Inc.	1,400	27,006
Merit Medical Systems, Inc.(a)	1,500	36,435
Natus Medical, Inc.(a)	1,134	44,555
Neogen Corp.(a)	1,241	69,422
Nevro Corp.(a)	846	88,314
Novocure, Ltd.(a)	1,655	14,134
NuVasive, Inc.(a)	1,780	118,655
NxStage Medical, Inc.(a)	2,200	54,978
OraSure Technologies, Inc.(a)	1,800	14,346
Orthofix International NV(a)	586	25,063
Oxford Immunotec Global PLC(a)	700	8,792
Penumbra, Inc.(a)	878	66,719
Quidel Corp.(a)	900	19,881
ResMed, Inc.	4,958	321,229
Rockwell Medical, Inc.(a)	1,600	10,720
RTI Surgical, Inc.(a)	1,900	5,947
Second Sight Medical Products, Inc.(a)	116	408
Senseonics Holdings, Inc.(a)	1,700	6,630
Spectranetics Corp.(a)	1,422	35,678
STAAR Surgical Co.(a)	1,300	12,220
SurModics, Inc.(a)	400	12,036
Tandem Diabetes Care, Inc.(a)	600	4,596
Teleflex, Inc.	1,519	255,268
TransEnterix, Inc.(a)	2,400	4,056
Utah Medical Products, Inc.	137	8,193
Vascular Solutions, Inc.(a)	600	28,938
Veracyte, Inc.(a)	500	3,805
West Pharmaceutical Services, Inc.	2,587	192,732

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Wright Medical Group NV(a)	3,609	$88,529
Zeltiq Aesthetics, Inc.(a)	1,200	47,064

		4,069,979

Health Care Providers & Services – 1.9%
AAC Holdings, Inc.(a)	300	5,217
Acadia Healthcare Co., Inc.(a)	2,599	128,780
Aceto Corp.	1,000	18,990
Addus HomeCare Corp.(a)	367	9,601
Adeptus Health, Inc. Class A(a)	468	20,147
Air Methods Corp.(a)	1,255	39,520
Almost Family, Inc.(a)	285	10,479
Amedisys, Inc.(a)	1,005	47,677
American Renal Associates Holdings, Inc.(a)	300	5,481
AMN Healthcare Services, Inc.(a)	1,648	52,522
Amsurg Corp.(a)	1,917	128,535
BioScrip, Inc.(a)	3,300	9,537
BioTelemetry, Inc.(a)	900	16,713
Brookdale Senior Living, Inc.(a)	6,560	114,472
Capital Senior Living Corp.(a)	900	15,120
Chemed Corp.	559	78,858
Civitas Solutions, Inc.(a)	500	9,130
Community Health Systems, Inc.(a)	3,667	42,317
CorVel Corp.(a)	294	11,290
Cross Country Healthcare, Inc.(a)	1,100	12,958
Diplomat Pharmacy, Inc.(a)	1,563	43,780
Ensign Group, Inc.	1,570	31,604
Envision Healthcare Holdings, Inc.(a)	6,576	146,447
Genesis Healthcare, Inc.(a)	1,300	3,471
HealthEquity, Inc.(a)	1,463	55,375
HealthSouth Corp.	3,100	125,767
Healthways, Inc.(a)	1,100	29,106
Kindred Healthcare, Inc.	2,800	28,616
Landauer, Inc.	300	13,344
LHC Group, Inc.(a)	500	18,440
LifePoint Health, Inc.(a)	1,412	83,633
Magellan Health, Inc.(a)	862	46,315
MEDNAX, Inc.(a)	3,279	217,234
Molina Healthcare, Inc.(a)	1,554	90,629
National HealthCare Corp.	400	26,396
National Research Corp. Class A	500	8,145
Nobilis Health Corp.(a)	1,900	6,365
Owens & Minor, Inc.	2,138	74,253
PharMerica Corp.(a)	1,000	28,070
Premier, Inc. Class A(a)	1,545	49,965
Providence Service Corp.(a)	500	24,315
Quorum Health Corp.(a)	966	6,057
RadNet, Inc.(a)	1,200	8,880
Select Medical Holdings Corp.(a)	3,600	48,600
Surgery Partners, Inc.(a)	600	12,144
Surgical Care Affiliates, Inc.(a)	909	44,323
Team Health Holdings, Inc.(a)	2,429	79,088
Teladoc, Inc.(a)	692	12,670
Tenet Healthcare Corp.(a)	2,869	65,012
Triple-S Management Corp. Class B(a)	789	17,303
Universal American Corp.	1,900	14,535
US Physical Therapy, Inc.	400	25,080
VCA, Inc.(a)	2,791	195,314
WellCare Health Plans, Inc.(a)	1,529	179,031

		2,636,651

Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc.(a)	6,500	85,605
athenahealth, Inc.(a)	1,372	173,037
Castlight Health, Inc. Class B(a)	1,400	5,824
Computer Programs & Systems, Inc.	413	10,763
Cotiviti Holdings, Inc.(a)	400	13,412
Evolent Health, Inc. Class A(a)	500	12,310
HealthStream, Inc.(a)	900	24,840
HMS Holdings Corp.(a)	2,941	65,202
IMS Health Holdings, Inc.(a)	5,300	166,102
Inovalon Holdings, Inc. Class A(a)	2,000	29,420
Medidata Solutions, Inc.(a)	1,959	109,234
Omnicell, Inc.(a)	1,264	48,411
Press Ganey Holdings, Inc.(a)	811	32,764
Quality Systems, Inc.	1,700	19,244
Veeva Systems, Inc. Class A(a)	3,421	141,219
Vocera Communications, Inc.(a)	834	14,094

		951,481

Hotels, Restaurants & Leisure – 3.7%
Aramark	8,625	328,009
Belmond, Ltd. Class A(a)	2,800	35,588
Biglari Holdings, Inc.(a)	36	15,697
BJ’s Restaurants, Inc.(a)	800	28,440
Bloomin’ Brands, Inc.	3,900	67,236
Bob Evans Farms, Inc.	700	26,810
Bojangles’, Inc.(a)	300	4,788
Boyd Gaming Corp.(a)	2,800	55,384
Brinker International, Inc.	1,930	97,330
Buffalo Wild Wings, Inc.(a)	676	95,140
Caesars Acquisition Co. Class A(a)	1,600	19,872
Caesars Entertainment Corp.(a)	1,900	14,155
Carrols Restaurant Group, Inc.(a)	1,200	15,852
Century Casinos, Inc.(a)	700	4,837
Cheesecake Factory, Inc.	1,555	77,843
Choice Hotels International, Inc.	1,149	51,797
Churchill Downs, Inc.	456	66,736
Chuy’s Holdings, Inc.(a)	500	13,970
ClubCorp Holdings, Inc.	2,200	31,834
Cracker Barrel Old Country Store, Inc.	683	90,306
Dave & Buster’s Entertainment, Inc.(a)	1,348	52,815
Del Frisco’s Restaurant Group, Inc.(a)	800	10,776
Del Taco Restaurants, Inc.(a)	800	9,536
Denny’s Corp.(a)	2,500	26,725
DineEquity, Inc.	645	51,077
Domino’s Pizza, Inc.	1,732	263,004
Dunkin’ Brands Group, Inc.	3,280	170,822
El Pollo Loco Holdings, Inc.(a)	700	8,813
Eldorado Resorts, Inc.(a)	1,000	14,060
Extended Stay America, Inc.	2,500	35,500
Fiesta Restaurant Group, Inc.(a)	899	21,576
Golden Entertainment, Inc.	300	3,741

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Habit Restaurants, Inc. Class A(a)	500	$7,000
Hilton Worldwide Holdings, Inc.	18,617	426,888
Hyatt Hotels Corp. Class A(a)	829	40,803
International Game Technology PLC	3,400	82,892
International Speedway Corp. Class A	906	30,278
Interval Leisure Group, Inc.	4,099	70,380
Intrawest Resorts Holdings, Inc.(a)	500	8,110
Isle of Capri Casinos, Inc.(a)	800	17,824
J Alexander’s Holdings, Inc.(a)	769	7,790
Jack in the Box, Inc.	1,123	107,741
Jamba, Inc.(a)	700	7,644
Kona Grill, Inc.(a)	300	3,771
La Quinta Holdings, Inc.(a)	2,800	31,304
Las Vegas Sands Corp.	12,903	742,439
Lindblad Expeditions Holdings, Inc.(a)	500	4,500
Luby’s, Inc.(a)	1,200	5,148
Marcus Corp.	600	15,024
Marriott Vacations Worldwide Corp.	768	56,310
MGM Resorts International(a)	16,795	437,174
Monarch Casino & Resort, Inc.(a)	400	10,068
Nathan’s Famous, Inc.(a)	100	5,254
Noodles & Co.(a)	100	476
Norwegian Cruise Line Holdings, Ltd.(a)	5,626	212,100
Panera Bread Co. Class A(a)	775	150,908
Papa John’s International, Inc.	988	77,904
Penn National Gaming, Inc.(a)	2,500	33,925
Pinnacle Entertainment, Inc.(a)	1,900	23,446
Planet Fitness, Inc. Class A(a)	500	10,035
Popeyes Louisiana Kitchen, Inc.(a)	717	38,101
Potbelly Corp.(a)	800	9,944
Red Lion Hotels Corp.(a)	500	4,170
Red Robin Gourmet Burgers, Inc.(a)	436	19,594
Red Rock Resorts, Inc. Class A	986	23,260
Ruby Tuesday, Inc.(a)	2,000	5,000
Ruth’s Hospitality Group, Inc.	1,100	15,532
Scientific Games Corp. Class A(a)	1,700	19,159
SeaWorld Entertainment, Inc.	2,290	30,869
Shake Shack, Inc. Class A(a)	530	18,375
Six Flags Entertainment Corp.	2,488	133,382
Sonic Corp.	1,570	41,103
Speedway Motorsports, Inc.	400	7,144
Texas Roadhouse, Inc.	2,355	91,916
Vail Resorts, Inc.	1,248	195,786
Wendy’s Co.	7,327	79,131
Wingstop, Inc.	570	16,701
Zoe’s Kitchen, Inc.(a)	600	13,314

		5,199,686

Household Durables – 1.1%
Bassett Furniture Industries, Inc.	300	6,975
Beazer Homes USA, Inc.(a)	1,100	12,826
CalAtlantic Group, Inc.	2,666	89,151
Cavco Industries, Inc.(a)	288	28,526
Century Communities, Inc.(a)	500	10,755
CSS Industries, Inc.	300	7,674
Ethan Allen Interiors, Inc.	800	25,016
Flexsteel Industries, Inc.	200	10,344
GoPro, Inc. Class A(a)	3,600	60,048
Green Brick Partners, Inc.(a)	800	6,608
Helen of Troy, Ltd.(a)	972	83,757
Hooker Furniture Corp.	400	9,796
Hovnanian Enterprises, Inc. Class A(a)	4,100	6,929
Installed Building Products, Inc.(a)	700	25,109
iRobot Corp.(a)	900	39,582
KB Home	2,800	45,136
La-Z-Boy, Inc.	1,633	40,107
LGI Homes, Inc.(a)	500	18,420
Libbey, Inc.	742	13,245
Lifetime Brands, Inc.	400	5,384
M/I Homes, Inc.(a)	800	18,856
MDC Holdings, Inc.	1,300	33,540
Meritage Homes Corp.(a)	1,458	50,593
NACCO Industries, Inc. Class A	141	9,582
New Home Co., Inc.(a)	400	4,268
NVR, Inc.(a)	122	200,064
Taylor Morrison Home Corp. Class A(a)	1,000	17,600
Tempur Sealy International, Inc.(a)	1,849	104,912
Toll Brothers, Inc.(a)	5,483	163,722
TopBuild Corp.(a)	1,452	48,207
TRI Pointe Group, Inc.(a)	5,383	70,948
Tupperware Brands Corp.	1,781	116,424
UCP, Inc. Class A(a)	300	2,643
Universal Electronics, Inc.(a)	539	40,134
WCI Communities, Inc.(a)	700	16,604
William Lyon Homes Class A(a)	800	14,840
ZAGG, Inc.(a)	900	7,290

		1,465,615

Household Products – 0.3%
Central Garden & Pet Co.(a)	300	7,800
Central Garden & Pet Co. Class A(a)	1,100	27,280
Energizer Holdings, Inc.	2,212	110,512
HRG Group, Inc.(a)	4,200	65,940
Oil-Dri Corp. of America	148	5,571
Orchids Paper Products Co.	260	7,080
Spectrum Brands Holdings, Inc.	860	118,413
WD-40 Co.	480	53,966

		396,562

Independent Power Producers & Energy Traders – 0.4%
Atlantic Power Corp.	4,100	10,127
Atlantica Yield PLC	2,000	38,020
Calpine Corp.(a)	12,654	159,947
Dynegy, Inc.(a)	4,284	53,079
NRG Yield, Inc. Class A	1,200	19,584
NRG Yield, Inc. Class C	2,100	35,616
Ormat Technologies, Inc.	1,342	64,966
Pattern Energy Group, Inc.	2,300	51,727
Talen Energy Corp.(a)	2,831	39,209
TerraForm Global, Inc. Class A(a)	3,100	12,741
TerraForm Power, Inc. Class A(a)	3,100	43,121
Vivint Solar, Inc.(a)	100	316

		528,453

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	2,251	$230,885
Raven Industries, Inc.	1,200	27,636

		258,521

Insurance – 4.2%
Alleghany Corp.(a)	521	273,535
Allied World Assurance Co. Holdings AG	3,069	124,049
Ambac Financial Group, Inc.(a)	1,500	27,585
American Equity Investment Life Holding Co.	2,968	52,623
American Financial Group, Inc.	2,459	184,425
American National Insurance Co.	271	33,051
AMERISAFE, Inc.	681	40,029
AmTrust Financial Services, Inc.	3,070	82,368
Arch Capital Group, Ltd.(a)	4,100	324,966
Argo Group International Holdings, Ltd.	1,010	56,984
Aspen Insurance Holdings, Ltd.	2,088	97,280
Assured Guaranty, Ltd.	4,719	130,952
Atlas Financial Holdings, Inc.(a)	400	6,308
Axis Capital Holdings, Ltd.	3,216	174,725
Baldwin & Lyons, Inc. Class B	300	7,689
Blue Capital Reinsurance Holdings, Ltd.	300	5,496
Brown & Brown, Inc.	4,153	156,610
Citizens, Inc.(a)	1,600	14,976
CNA Financial Corp.	899	30,935
CNO Financial Group, Inc.	6,308	96,323
Crawford & Co. Class B	291	3,303
Donegal Group, Inc. Class A	500	8,055
eHealth, Inc.(a)	600	6,726
EMC Insurance Group, Inc.	300	8,079
Employers Holdings, Inc.	1,100	32,813
Endurance Specialty Holdings, Ltd.	2,224	145,561
Enstar Group, Ltd.(a)	408	67,104
Erie Indemnity Co. Class A	838	85,535
Everest Re Group, Ltd.	1,464	278,116
FBL Financial Group, Inc. Class A	378	24,181
Federated National Holding Co.	400	7,476
Fidelity & Guaranty Life	400	9,276
First American Financial Corp.	3,748	147,221
FNF Group	9,320	344,001
Genworth Financial, Inc. Class A(a)	17,400	86,304
Global Indemnity PLC(a)	254	7,544
Greenlight Capital Re, Ltd. Class A(a)	1,000	20,440
Hallmark Financial Services, Inc.(a)	741	7,625
Hanover Insurance Group, Inc.	1,526	115,091
HCI Group, Inc.	245	7,438
Heritage Insurance Holdings, Inc.	900	12,969
Horace Mann Educators Corp.	1,400	51,310
Independence Holding Co.	200	3,436
Infinity Property & Casualty Corp.	417	34,457
Investors Title Co.	100	9,950
James River Group Holdings, Ltd.	500	18,100
Kemper Corp.	1,383	54,380
Kinsale Capital Group, Inc.	200	4,400
Maiden Holdings, Ltd.	2,000	25,380
Markel Corp.(a)	478	443,952
MBIA, Inc.(a)	4,400	34,276
Mercury General Corp.	937	51,394
National General Holdings Corp.	1,599	35,562
National Interstate Corp.	246	8,002
National Western Life Group, Inc. Class A	77	15,814
Navigators Group, Inc.	396	38,380
Old Republic International Corp.	8,522	150,158
OneBeacon Insurance Group, Ltd. Class A	700	9,996
Patriot National, Inc.(a)	700	6,307
Primerica, Inc.	1,677	88,931
ProAssurance Corp.	1,842	96,668
Reinsurance Group of America, Inc.	2,230	240,706
RenaissanceRe Holdings, Ltd.	1,503	180,601
RLI Corp.	1,305	89,210
Safety Insurance Group, Inc.	538	36,164
Selective Insurance Group, Inc.	2,000	79,720
State Auto Financial Corp.	500	11,905
State National Cos., Inc.	1,000	11,120
Stewart Information Services Corp.	849	37,738
Third Point Reinsurance, Ltd.(a)	2,200	26,400
Trupanion, Inc.(a)	469	7,926
United Fire Group, Inc.	798	33,771
United Insurance Holdings Corp.	600	10,188
Universal Insurance Holdings, Inc.	1,100	27,720
Validus Holdings, Ltd.	2,692	134,115
White Mountains Insurance Group, Ltd.	163	135,290
WMIH Corp.(a)	6,834	15,992
WR Berkley Corp.	3,367	194,478

		5,799,664

Internet & Catalog Retail – 0.7%
1-800-Flowers.com, Inc. Class A(a)	900	8,253
Blue Nile, Inc.	400	13,768
Duluth Holdings, Inc.(a)	299	7,926
Etsy, Inc.(a)	3,900	55,692
FTD Cos., Inc.(a)	600	12,342
Gaia, Inc.(a)	800	5,760
Groupon, Inc.(a)	13,122	67,578
HSN, Inc.	1,110	44,178
Lands’ End, Inc.(a)	500	7,250
Liberty Interactive Corp. QVC Group Class A(a)	15,762	315,398
Liberty TripAdvisor Holdings, Inc. Class A(a)	2,700	58,995
Liberty Ventures Series A(a)	4,668	186,113
Nutrisystem, Inc.	951	28,235
Overstock.com, Inc.(a)	400	6,128
PetMed Express, Inc.	700	14,196
Shutterfly, Inc.(a)	1,251	55,845
Travelport Worldwide, Ltd.	4,100	61,623
Wayfair, Inc. Class A(a)	1,051	41,378

		990,658

Internet Software & Services – 2.8%
2U, Inc.(a)	1,305	49,968

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Actua Corp.(a)	1,200	$15,540
Alarm.com Holdings, Inc.(a)	300	8,658
Amber Road, Inc.(a)	600	5,790
Angie’s List, Inc.(a)	1,335	13,230
Apigee Corp.(a)	500	8,700
Appfolio, Inc. Class A(a)	300	5,832
Autobytel, Inc.(a)	300	5,340
Bankrate, Inc.(a)	1,600	13,568
Bazaarvoice, Inc.(a)	2,800	16,548
Benefitfocus, Inc.(a)	441	17,605
Blucora, Inc.(a)	1,300	14,560
Box, Inc. Class A(a)	1,665	26,240
Brightcove, Inc.(a)	1,026	13,389
Carbonite, Inc.(a)	600	9,216
Care.com, Inc.(a)	800	7,968
ChannelAdvisor Corp.(a)	800	10,344
Cimpress NV(a)	865	87,521
CommerceHub, Inc. Series A(a)	446	7,047
CommerceHub, Inc. Series C(a)	893	14,208
comScore, Inc.(a)	1,759	53,931
Cornerstone OnDemand, Inc.(a)	1,751	80,458
CoStar Group, Inc.(a)	1,109	240,132
Cvent, Inc.(a)	1,052	33,359
DHI Group, Inc.(a)	1,700	13,413
EarthLink Holdings Corp.	3,500	21,700
Endurance International Group Holdings, Inc.(a)	2,035	17,806
Envestnet, Inc.(a)	1,452	52,925
Everyday Health, Inc.(a)	900	6,921
Five9, Inc.(a)	1,127	17,671
Global Sources, Ltd.(a)	300	2,544
GoDaddy, Inc. Class A(a)	1,753	60,531
Gogo, Inc.(a)	1,910	21,086
GrubHub, Inc.(a)	2,852	122,608
GTT Communications, Inc.(a)	895	21,059
Hortonworks, Inc.(a)	1,378	11,506
IAC/InterActiveCorp	2,511	156,862
inContact, Inc.(a)	1,973	27,583
Instructure, Inc.(a)	400	10,148
Intralinks Holdings, Inc.(a)	1,400	14,084
j2 Global, Inc.	1,664	110,839
Limelight Networks, Inc.(a)	2,400	4,488
LinkedIn Corp. Class A(a)	4,131	789,517
Liquidity Services, Inc.(a)	800	8,992
LivePerson, Inc.(a)	1,800	15,138
LogMeIn, Inc.	860	77,735
Marchex, Inc. Class B(a)	2,000	5,540
Match Group, Inc.(a)	1,000	17,790
MeetMe, Inc.(a)	1,400	8,680
MINDBODY, Inc. Class A(a)	500	9,830
Monster Worldwide, Inc.(a)	2,900	10,469
New Relic, Inc.(a)	731	28,012
NIC, Inc.	2,300	54,050
Numerex Corp. Class A(a)	800	6,224
Pandora Media, Inc.(a)	7,835	112,276
Q2 Holdings, Inc.(a)	900	25,794
QuinStreet, Inc.(a)	1,200	3,624
Quotient Technology, Inc.(a)	2,100	27,951
Rackspace Hosting, Inc.(a)	3,800	120,422
RealNetworks, Inc.(a)	1,400	6,244
Reis, Inc.	300	6,138
RetailMeNot, Inc.(a)	1,300	12,857
Rightside Group, Ltd.(a)	400	3,640
Shutterstock, Inc.(a)	650	41,405
SPS Commerce, Inc.(a)	551	40,449
Stamps.com, Inc.(a)	557	52,642
TechTarget, Inc.(a)	900	7,254
TrueCar, Inc.(a)	1,866	17,615
Twilio, Inc. Class A(a)	400	25,744
Twitter, Inc.(a)	22,486	518,302
Web.com Group, Inc.(a)	1,400	24,178
WebMD Health Corp.(a)	1,344	66,797
Xactly Corp.(a)	800	11,776
XO Group, Inc.(a)	811	15,677
Yelp, Inc.(a)	2,358	98,329
Zillow Group, Inc. Class A(a)	1,829	63,009
Zillow Group, Inc. Class C(a)	3,683	127,616

		3,914,642

IT Services – 3.5%
Acxiom Corp.(a)	2,800	74,620
ALJ Regional Holdings, Inc.(a)	1,200	5,640
Amdocs, Ltd.	5,221	302,035
Black Knight Financial Services, Inc. Class A(a)	797	32,597
Blackhawk Network Holdings, Inc.(a)	1,853	55,905
Booz Allen Hamilton Holding Corp.	4,000	126,440
Broadridge Financial Solutions, Inc.	4,140	280,651
CACI International, Inc. Class A(a)	920	92,828
Cardtronics PLC Class A(a)	1,628	72,609
Cass Information Systems, Inc.	417	23,623
Computer Sciences Corp.	4,954	258,648
Convergys Corp.	3,142	95,580
CoreLogic, Inc.(a)	3,100	121,582
CSG Systems International, Inc.	1,100	45,463
Datalink Corp.(a)	713	7,565
DST Systems, Inc.	1,132	133,485
EPAM Systems, Inc.(a)	1,674	116,025
Euronet Worldwide, Inc.(a)	1,731	141,648
EVERTEC, Inc.	2,100	35,238
ExlService Holdings, Inc.(a)	1,137	56,668
First Data Corp. Class A(a)	11,047	145,379
FleetCor Technologies, Inc.(a)	3,224	560,105
Forrester Research, Inc.	300	11,670
Gartner, Inc.(a)	2,789	246,687
Genpact, Ltd.(a)	5,317	127,342
Hackett Group, Inc.	790	13,051
Information Services Group, Inc.(a)	1,000	3,990
Jack Henry & Associates, Inc.	2,756	235,776
Leidos Holdings, Inc.	4,648	201,165
Lionbridge Technologies, Inc.(a)	1,900	9,500
ManTech International Corp. Class A	858	32,338
MAXIMUS, Inc.	2,234	126,355
MoneyGram International, Inc.(a)	953	6,766
NCI, Inc. Class A	200	2,314
NeuStar, Inc. Class A(a)	2,000	53,180
Perficient, Inc.(a)	1,200	24,180
PFSweb, Inc.(a)	500	4,465

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Planet Payment, Inc.(a)	1,400	$5,194
Sabre Corp.	7,388	208,194
Science Applications International Corp.	1,447	100,378
ServiceSource International, Inc.(a)	2,000	9,760
Square, Inc. Class A(a)	1,741	20,300
Sykes Enterprises, Inc.(a)	1,353	38,060
Syntel, Inc.(a)	1,100	46,101
TeleTech Holdings, Inc.	600	17,394
Unisys Corp.(a)	1,700	16,558
Vantiv, Inc. Class A(a)	5,514	310,273
Virtusa Corp.(a)	900	22,212
WEX, Inc.(a)	1,373	148,408

		4,825,945

Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.	400	6,196
Brunswick Corp.	3,233	157,706
Callaway Golf Co.	3,112	36,130
Escalade, Inc.	600	7,656
JAKKS Pacific, Inc.(a)	796	6,878
Johnson Outdoors, Inc. Class A	200	7,274
Malibu Boats, Inc. Class A(a)	600	8,940
Marine Products Corp.	700	6,279
MCBC Holdings, Inc.	500	5,700
Nautilus, Inc.(a)	1,000	22,720
Performance Sports Group, Ltd.(a)	2,162	8,778
Polaris Industries, Inc.	2,178	168,664
Smith & Wesson Holding Corp.(a)	1,888	50,202
Sturm Ruger & Co., Inc.	665	38,410
Vista Outdoor, Inc.(a)	2,121	84,543

		616,076

Life Sciences Tools & Services – 1.1%
Accelerate Diagnostics, Inc.(a)	800	21,808
Albany Molecular Research, Inc.(a)	896	14,793
Bio-Rad Laboratories, Inc. Class A(a)	739	121,056
Bio-Techne Corp.	1,359	148,810
Bruker Corp.	3,673	83,193
Cambrex Corp.(a)	1,100	48,906
Charles River Laboratories International, Inc.(a)	1,658	138,178
ChromaDex Corp.(a)	1,700	5,066
Enzo Biochem, Inc.(a)	1,300	6,617
Fluidigm Corp.(a)	944	7,561
INC Research Holdings, Inc. Class A(a)	1,494	66,603
Luminex Corp.(a)	1,300	29,536
Medpace Holdings, Inc.(a)	300	8,958
NanoString Technologies, Inc.(a)	500	9,990
NeoGenomics, Inc.(a)	1,800	14,796
Pacific Biosciences of California, Inc.(a)	2,600	23,296
PAREXEL International Corp.(a)	1,831	127,163
Patheon NV(a)	1,200	35,556
PRA Health Sciences, Inc.(a)	894	50,520
QIAGEN NV(a)	8,108	222,484
Quintiles Transnational Holdings, Inc.(a)	2,892	234,425
VWR Corp.(a)	2,848	80,769

		1,500,084

Machinery – 3.6%
Actuant Corp. Class A	2,000	46,480
AGCO Corp.	2,488	122,708
Alamo Group, Inc.	292	19,240
Albany International Corp. Class A	1,048	44,414
Allison Transmission Holdings, Inc.	4,957	142,167
Altra Industrial Motion Corp.	874	25,320
American Railcar Industries, Inc.	296	12,275
Astec Industries, Inc.	686	41,071
Barnes Group, Inc.	1,756	71,206
Blue Bird Corp.(a)	400	5,844
Briggs & Stratton Corp.	1,400	26,110
Chart Industries, Inc.(a)	1,000	32,830
CIRCOR International, Inc.	600	35,736
CLARCOR, Inc.	1,685	109,525
Colfax Corp.(a)	3,438	108,056
Columbus McKinnon Corp.	700	12,488
Crane Co.	1,748	110,141
Donaldson Co., Inc.	4,470	166,865
Douglas Dynamics, Inc.	777	24,817
Dynamic Materials Corp.	500	5,330
Energy Recovery, Inc.(a)	1,200	19,176
EnPro Industries, Inc.	745	42,331
ESCO Technologies, Inc.	890	41,314
ExOne Co.(a)	600	9,132
Federal Signal Corp.	2,000	26,520
Franklin Electric Co., Inc.	1,649	67,131
FreightCar America, Inc.	400	5,752
Gencor Industries, Inc.(a)	500	5,990
Global Brass & Copper Holdings, Inc.	700	20,223
Gorman-Rupp Co.	600	15,366
Graco, Inc.	1,932	142,968
Graham Corp.	300	5,730
Greenbrier Cos., Inc.	894	31,558
Hardinge, Inc.	400	4,452
Harsco Corp.	2,700	26,811
Hillenbrand, Inc.	2,000	63,280
Hurco Cos., Inc.	166	4,660
Hyster-Yale Materials Handling, Inc.	289	17,378
IDEX Corp.	2,742	256,569
ITT, Inc.	3,260	116,838
John Bean Technologies Corp.	990	69,845
Joy Global, Inc.	3,500	97,090
Kadant, Inc.	400	20,844
Kennametal, Inc.	2,700	78,354
Lincoln Electric Holdings, Inc.	2,186	136,887
Lindsay Corp.	408	30,184
Lydall, Inc.(a)	600	30,678
Manitowoc Co., Inc.	4,300	20,597
Manitowoc Foodservice, Inc.(a)	4,500	72,990
Meritor, Inc.(a)	2,900	32,277
Middleby Corp.(a)	1,965	242,913
Milacron Holdings Corp.(a)	500	7,980
Miller Industries, Inc.	400	9,116
Mueller Industries, Inc.	2,100	68,082

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Mueller Water Products, Inc. Class A	5,600	$70,280
Navistar International Corp.(a)	1,700	38,913
NN, Inc.	916	16,717
Nordson Corp.	1,981	197,367
Omega Flex, Inc.	200	7,712
Oshkosh Corp.	2,608	146,048
Proto Labs, Inc.(a)	833	49,905
RBC Bearings, Inc.(a)	830	63,478
Rexnord Corp.(a)	2,890	61,875
SPX Corp.(a)	1,400	28,196
SPX FLOW, Inc.(a)	1,200	37,104
Standex International Corp.	515	47,828
Sun Hydraulics Corp.	748	24,138
Supreme Industries, Inc. Class A	400	7,720
Tennant Co.	576	37,325
Terex Corp.	3,800	96,558
Timken Co.	2,500	87,850
Titan International, Inc.	1,500	15,180
Toro Co.	3,774	176,774
TriMas Corp.(a)	1,500	27,915
Trinity Industries, Inc.	5,269	127,404
Wabash National Corp.(a)	2,200	31,328
WABCO Holdings, Inc.(a)	1,920	217,978
Wabtec Corp.	3,060	249,849
Watts Water Technologies, Inc. Class A	983	63,738
Woodward, Inc.	1,904	118,962

		5,051,781

Marine – 0.1%
Costamare, Inc.	900	8,226
Kirby Corp.(a)	1,840	114,375
Matson, Inc.	1,482	59,102
Scorpio Bulkers, Inc.(a)	2,133	7,380

		189,083

Media – 2.7%
AMC Entertainment Holdings, Inc. Class A	700	21,763
AMC Networks, Inc. Class A(a)	2,086	108,180
Cable One, Inc.	164	95,776
Carmike Cinemas, Inc.(a)	800	26,152
Central European Media Enterprises, Ltd. Class A(a)	2,600	6,006
Cinemark Holdings, Inc.	3,716	142,248
Clear Channel Outdoor Holdings, Inc. Class A	1,200	7,008
Daily Journal Corp.(a)	38	8,322
DISH Network Corp. Class A(a)	7,795	427,010
Entercom Communications Corp. Class A	900	11,646
Entravision Communications Corp. Class A	2,200	16,786
Eros International PLC(a)	947	14,508
EW Scripps Co. Class A(a)	2,000	31,800
Gannett Co., Inc.	4,100	47,724
Global Eagle Entertainment, Inc.(a)	1,600	13,296
Gray Television, Inc.(a)	2,100	21,756
Hemisphere Media Group, Inc.(a)	100	1,275
IMAX Corp.(a)	2,000	57,940
John Wiley & Sons, Inc. Class A	1,550	79,995
Liberty Braves Group Class A(a)	494	8,620
Liberty Braves Group Class C(a)	1,010	17,554
Liberty Broadband Corp. Class A(a)	926	64,968
Liberty Broadband Corp. Class C(a)	3,691	263,833
Liberty Media Group Class A(a)	736	21,086
Liberty Media Group Class C(a)	1,550	43,617
Liberty SiriusXM Group Class A(a)	3,272	111,183
Liberty SiriusXM Group Class C(a)	6,559	219,136
Lions Gate Entertainment Corp.	3,249	64,947
Live Nation Entertainment, Inc.(a)	4,559	125,281
Loral Space & Communications, Inc.(a)	400	15,644
Madison Square Garden Co. Class A(a)	699	118,418
MDC Partners, Inc. Class A	1,700	18,224
Media General, Inc.(a)	3,800	70,034
Meredith Corp.	1,347	70,031
MSG Networks, Inc. Class A(a)	2,021	37,611
National CineMedia, Inc.	2,100	30,912
New Media Investment Group, Inc.	1,300	20,150
New York Times Co. Class A	4,200	50,190
Nexstar Broadcasting Group, Inc. Class A	1,000	57,710
Radio One, Inc. Class D(a)	800	2,424
Reading International, Inc. Class A(a)	600	8,010
Regal Entertainment Group Class A	2,800	60,900
Saga Communications, Inc. Class A	144	6,529
Salem Media Group, Inc.	800	4,704
Scholastic Corp.	895	35,227
Sinclair Broadcast Group, Inc. Class A	2,262	65,327
Sirius XM Holdings, Inc.(a)	63,090	263,085
Starz Class A(a)	2,999	93,539
Thomson Reuters Corp.	10,647	440,573
Time, Inc.	3,800	55,024
Townsquare Media, Inc. Class A(a)	300	2,802
Tribune Media Co. Class A	2,732	99,773
tronc, Inc.	900	15,192
World Wrestling Entertainment, Inc. Class A	1,227	26,135

		3,747,584

Metals & Mining – 1.2%
AK Steel Holding Corp.(a)	7,900	38,157
Allegheny Technologies, Inc.	3,800	68,666
Ampco-Pittsburgh Corp.	300	3,327
Carpenter Technology Corp.	1,655	68,285
Century Aluminum Co.(a)	1,700	11,815
Cliffs Natural Resources, Inc.(a)	7,542	44,121
Coeur Mining, Inc.(a)	5,500	65,065
Commercial Metals Co.	3,900	63,141
Compass Minerals International, Inc.	1,214	89,472
Ferroglobe PLC	2,200	19,866

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Gold Resource Corp.	1,700	$12,614
Handy & Harman, Ltd.(a)	200	4,208
Haynes International, Inc.	400	14,844
Hecla Mining Co.	13,684	77,999
Kaiser Aluminum Corp.	611	52,845
Materion Corp.	655	20,115
Olympic Steel, Inc.	300	6,630
Real Industry, Inc.(a)	928	5,679
Reliance Steel & Aluminum Co.	2,509	180,723
Royal Gold, Inc.	2,258	174,837
Ryerson Holding Corp.(a)	500	5,645
Schnitzer Steel Industries, Inc. Class A	872	18,225
Southern Copper Corp.	3,003	78,979
Steel Dynamics, Inc.	8,300	207,417
Stillwater Mining Co.(a)	4,100	54,776
SunCoke Energy, Inc.	2,200	17,644
Tahoe Resources, Inc.	10,584	135,793
TimkenSteel Corp.	1,300	13,585
United States Steel Corp.	5,400	101,844
Worthington Industries, Inc.	1,600	76,848

		1,733,165

Multi-Utilities – 0.5%
Avista Corp.	2,200	91,938
Black Hills Corp.	1,793	109,768
MDU Resources Group, Inc.	6,900	175,536
NorthWestern Corp.	1,755	100,965
Unitil Corp.	500	19,530
Vectren Corp.	2,892	145,178

		642,915

Multiline Retail – 0.2%
Big Lots, Inc.	1,520	72,580
Dillard’s, Inc. Class A Class A	705	44,422
Fred’s, Inc. Class A	1,200	10,872
JC Penney Co., Inc.(a)	11,000	101,420
Ollie’s Bargain Outlet Holdings, Inc.(a)	702	18,399
Sears Holdings Corp.(a)	400	4,584
Tuesday Morning Corp.(a)	1,500	8,970

		261,247

Oil, Gas & Consumable Fuels – 3.1%
Abraxas Petroleum Corp.(a)	4,100	6,929
Adams Resources & Energy, Inc.	166	6,527
Alon USA Energy, Inc.	1,100	8,866
Antero Resources Corp.(a)	6,374	171,779
Ardmore Shipping Corp.	700	4,928
Bill Barrett Corp.(a)	1,600	8,896
California Resources Corp.	1,102	13,775
Callon Petroleum Co.(a)	5,104	80,133
Carrizo Oil & Gas, Inc.(a)	1,900	77,178
Cheniere Energy, Inc.(a)	7,068	308,165
Clayton Williams Energy, Inc.(a)	238	20,335
Clean Energy Fuels Corp.(a)	2,900	12,963
Cobalt International Energy, Inc.(a)	13,700	16,988
CONSOL Energy, Inc.	8,000	153,600
Contango Oil & Gas Co.(a)	600	6,132
Continental Resources, Inc.(a)	3,047	158,322
CVR Energy, Inc.	500	6,885
Delek US Holdings, Inc.	2,100	36,309
Denbury Resources, Inc.	11,815	38,162
DHT Holdings, Inc.	3,096	12,972
Diamondback Energy, Inc.(a)	2,800	270,312
Dorian LPG, Ltd.(a)	1,200	7,200
Eclipse Resources Corp.(a)	2,700	8,883
Energen Corp.	3,412	196,941
EP Energy Corp. Class A(a)	1,300	5,694
Evolution Petroleum Corp.	1,300	8,164
EXCO Resources, Inc.(a)	4,656	4,982
Frontline, Ltd.	2,220	15,917
GasLog, Ltd.	1,400	20,370
Gener8 Maritime, Inc.(a)	1,300	6,656
Golar LNG, Ltd.	3,100	65,720
Green Plains, Inc.	1,247	32,671
Gulfport Energy Corp.(a)	4,400	124,300
HollyFrontier Corp.	5,655	138,548
Jones Energy, Inc. Class A(a)	400	1,424
Kosmos Energy, Ltd.(a)	5,300	33,973
Laredo Petroleum, Inc.(a)	4,900	63,210
Matador Resources Co.(a)	2,900	70,586
Navios Maritime Acquisition Corp.	4,500	6,075
Nordic American Tankers, Ltd.	2,940	29,723
Northern Oil and Gas, Inc.(a)	1,600	4,288
Oasis Petroleum, Inc.(a)	6,000	68,820
Overseas Shipholding Group, Inc. Class A	1,200	12,684
Pacific Ethanol, Inc.(a)	1,000	6,910
Panhandle Oil and Gas, Inc. Class A	500	8,765
Par Pacific Holdings, Inc.(a)	989	12,936
Parsley Energy, Inc. Class A(a)	5,749	192,649
PBF Energy, Inc. Class A	3,449	78,085
PDC Energy, Inc.(a)	1,960	131,438
QEP Resources, Inc.	8,423	164,501
Range Resources Corp.	1,275	49,406
Renewable Energy Group, Inc.(a)	1,500	12,705
REX American Resources Corp.(a)	234	19,834
Rice Energy, Inc.(a)	4,142	108,148
Ring Energy, Inc.(a)	1,200	13,140
RSP Permian, Inc.(a)	2,761	107,072
Sanchez Energy Corp.(a)	1,900	16,796
Scorpio Tankers, Inc.	5,500	25,465
SemGroup Corp. Class A	1,829	64,673
Ship Finance International, Ltd.	2,000	29,460
SM Energy Co.	3,056	117,900
Synergy Resources Corp.(a)	6,200	42,966
Targa Resources Corp.	5,571	273,592
Teekay Corp.	1,443	11,126
Teekay Tankers, Ltd. Class A	3,900	9,867
Western Refining, Inc.	2,762	73,083
Westmoreland Coal Co.(a)	600	5,316
Whiting Petroleum Corp.(a)	7,100	62,054
World Fuel Services Corp.	2,401	111,070
WPX Energy, Inc.(a)	11,800	155,642

		4,251,584

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	1,300	33,020
Clearwater Paper Corp.(a)	579	37,444
Deltic Timber Corp.	408	27,634
Domtar Corp.	2,214	82,206

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
KapStone Paper and Packaging Corp.	2,998	$56,722
Louisiana-Pacific Corp.(a)	5,126	96,523
Neenah Paper, Inc.	646	51,040
PH Glatfelter Co.	1,500	32,520
Schweitzer-Mauduit International, Inc.	1,100	42,416

		459,525

Personal Products – 0.5%
Avon Products, Inc.	15,800	89,428
Edgewell Personal Care Co.(a)	2,079	165,322
Herbalife, Ltd.(a)	2,602	161,298
Inter Parfums, Inc.	600	19,362
Lifevantage Corp.(a)	500	4,730
Medifast, Inc.	400	15,116
Natural Health Trends Corp.	251	7,093
Nature’s Sunshine Products, Inc.	300	4,800
Nu Skin Enterprises, Inc. Class A	1,900	123,082
Nutraceutical International Corp.(a)	300	9,372
Revlon, Inc. Class A(a)	400	14,712
Synutra International, Inc.(a)	700	2,982
USANA Health Sciences, Inc.(a)	204	28,224

		645,521

Pharmaceuticals – 0.9%
AcelRx Pharmaceuticals, Inc.(a)	2,100	8,169
Aclaris Therapeutics, Inc.(a)	258	6,607
Aerie Pharmaceuticals, Inc.(a)	800	30,192
Agile Therapeutics, Inc.(a)	800	5,584
Akorn, Inc.(a)	3,044	82,980
Amphastar Pharmaceuticals, Inc.(a)	1,200	22,764
ANI Pharmaceuticals, Inc.(a)	286	18,976
Aratana Therapeutics, Inc.(a)	1,100	10,296
Axsome Therapeutics, Inc.(a)	700	5,516
Bio-Path Holdings, Inc.(a)	4,400	6,160
Catalent, Inc.(a)	3,582	92,559
Cempra, Inc.(a)	1,500	36,300
Clearside Biomedical, Inc.(a)	300	5,205
Collegium Pharmaceutical, Inc.(a)	467	8,994
Corcept Therapeutics, Inc.(a)	2,500	16,250
Depomed, Inc.(a)	2,100	52,479
Dermira, Inc.(a)	800	27,056
Durect Corp.(a)	4,200	5,838
Egalet Corp.(a)	700	5,327
Endocyte, Inc.(a)	2,200	6,798
Flex Pharma, Inc.(a)	400	4,712
Heska Corp.(a)	258	14,043
Horizon Pharma PLC(a)	5,637	102,199
Impax Laboratories, Inc.(a)	2,566	60,814
Innoviva, Inc.	2,700	29,673
Intersect ENT, Inc.(a)	1,000	15,840
Intra-Cellular Therapies, Inc.(a)	1,156	17,618
Lannett Co., Inc.(a)	897	23,833
Lipocine, Inc.(a)	1,200	5,352
Medicines Co.(a)	2,359	89,029
MyoKardia, Inc.(a)	400	6,536
Nektar Therapeutics(a)	4,600	79,028
Neos Therapeutics, Inc.(a)	500	3,290
Ocular Therapeutix, Inc.(a)	1,000	6,870
Omeros Corp.(a)	1,600	17,856
Pacira Pharmaceuticals, Inc.(a)	1,237	42,330
Paratek Pharmaceuticals, Inc.(a)	500	6,505
Phibro Animal Health Corp. Class A	600	16,308
Prestige Brands Holdings, Inc.(a)	1,916	92,485
Reata Pharmaceuticals, Inc. Class A(a)	300	7,908
Revance Therapeutics, Inc.(a)	700	11,347
SciClone Pharmaceuticals, Inc.(a)	1,700	17,425
Sucampo Pharmaceuticals, Inc. Class A(a)	762	9,380
Supernus Pharmaceuticals, Inc.(a)	1,600	39,568
Teligent, Inc.(a)	1,400	10,640
Tetraphase Pharmaceuticals, Inc.(a)	1,200	4,596
TherapeuticsMD, Inc.(a)	5,000	34,050
Theravance Biopharma, Inc.(a)	1,304	47,257
Titan Pharmaceuticals, Inc.(a)	1,200	7,056
WaVe Life Sciences, Ltd.(a)	400	12,988
Zogenix, Inc.(a)	800	9,144

		1,299,730

Professional Services – 0.8%
Acacia Research Corp.	1,700	11,084
Advisory Board Co.(a)	1,428	63,889
Barrett Business Services, Inc.	239	11,857
CBIZ, Inc.(a)	1,700	19,023
CEB, Inc.	1,132	61,660
Cogint, Inc.(a)	1,100	5,599
CRA International, Inc.(a)	300	7,977
Exponent, Inc.	931	47,537
Franklin Covey Co.(a)	383	6,821
FTI Consulting, Inc.(a)	1,500	66,840
GP Strategies Corp.(a)	400	9,848
Heidrick & Struggles International, Inc.	600	11,130
Hill International, Inc.(a)	1,100	5,071
Huron Consulting Group, Inc.(a)	720	43,027
ICF International, Inc.(a)	602	26,681
Insperity, Inc.	543	39,444
Kelly Services, Inc. Class A	1,000	19,220
Kforce, Inc.	800	16,392
Korn/Ferry International	1,955	41,055
ManpowerGroup, Inc.	2,502	180,794
Mistras Group, Inc.(a)	587	13,777
Navigant Consulting, Inc.(a)	1,600	32,352
On Assignment, Inc.(a)	1,860	67,499
Resources Connection, Inc.	1,200	17,928
RPX Corp.(a)	1,700	18,173
TransUnion(a)	1,900	65,550
TriNet Group, Inc.(a)	1,400	30,282
TrueBlue, Inc.(a)	1,400	31,724
WageWorks, Inc.(a)	1,254	76,381

		1,048,615

Real Estate Investment Trusts (reits) – 11.1%
Acadia Realty Trust	2,747	99,551
AG Mortgage Investment Trust, Inc. REIT	900	14,175
Agree Realty Corp.	756	37,377
Alexander’s, Inc. REIT	73	30,631
Alexandria Real Estate Equities, Inc.	2,777	302,054

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (reits) – (continued)
Altisource Residential Corp. REIT	1,727	$18,824
American Assets Trust, Inc.	1,342	58,216
American Campus Communities, Inc.	4,672	237,665
American Capital Agency Corp.	11,793	230,435
American Homes 4 Rent Class A	5,797	125,447
Annaly Capital Management, Inc.	35,924	377,202
Anworth Mortgage Asset Corp. REIT	3,200	15,744
Apollo Commercial Real Estate Finance, Inc. REIT	2,440	39,943
Apple Hospitality REIT, Inc.	5,800	107,358
Ares Commercial Real Estate Corp. REIT	900	11,340
Armada Hoffler Properties, Inc. REIT	1,000	13,400
ARMOUR Residential REIT, Inc.	1,200	27,048
Ashford Hospitality Prime, Inc.	823	11,604
Ashford Hospitality Trust, Inc.	2,651	15,614
Bluerock Residential Growth REIT, Inc.	600	7,800
Brandywine Realty Trust	6,100	95,282
Brixmor Property Group, Inc.	6,791	188,722
Camden Property Trust	3,020	252,895
Capstead Mortgage Corp.	3,210	30,270
Care Capital Properties, Inc.	3,052	86,982
CareTrust REIT, Inc.	1,900	28,082
CatchMark Timber Trust, Inc. Class A	1,300	15,197
CBL & Associates Properties, Inc.	5,900	71,626
Cedar Realty Trust, Inc.	2,753	19,822
Chatham Lodging Trust REIT	1,283	24,698
Chesapeake Lodging Trust	2,000	45,800
Chimera Investment Corp.	6,715	107,104
City Office REIT, Inc.	600	7,638
Colony Capital, Inc. Class A	4,082	74,415
Colony Starwood Homes	2,219	63,685
Columbia Property Trust, Inc.	4,369	97,822
Communications Sales & Leasing, Inc.(a)	4,300	135,063
Community Healthcare Trust, Inc. REIT	400	8,768
CorEnergy Infrastructure Trust, Inc.	360	10,559
CoreSite Realty Corp. REIT	1,141	84,480
Corporate Office Properties Trust	3,300	93,555
Corrections Corp. of America	4,025	55,827
Cousins Properties, Inc.	7,500	78,300
CubeSmart REIT	6,342	172,883
CyrusOne, Inc. REIT	2,546	121,113
CYS Investments, Inc. REIT	5,100	44,472
DCT Industrial Trust, Inc. REIT	3,184	154,583
DDR Corp. REIT	10,903	190,039
DiamondRock Hospitality Co.	7,300	66,430
Douglas Emmett, Inc.	4,937	180,842
Duke Realty Corp.	12,258	335,011
DuPont Fabros Technology, Inc. REIT	2,653	109,436
Dynex Capital, Inc. REIT	1,500	11,130
Easterly Government Properties, Inc.	1,100	20,988
EastGroup Properties, Inc.	1,128	82,976
Education Realty Trust, Inc.	2,596	111,991
Empire State Realty Trust, Inc. Class A	4,424	92,683
EPR Properties	2,205	173,622
Equity Commonwealth(a)	4,343	131,245
Equity LifeStyle Properties, Inc.	2,733	210,933
Equity One, Inc.	3,200	97,952
Farmland Partners, Inc. REIT	400	4,480
FelCor Lodging Trust, Inc.	4,600	29,578
First Industrial Realty Trust, Inc. REIT	4,073	114,940
First Potomac Realty Trust	1,946	17,806
Forest City Realty Trust, Inc. Class A	8,001	185,063
Four Corners Property Trust, Inc.	2,109	44,985
Franklin Street Properties Corp. REIT	3,561	44,869
Gaming and Leisure Properties, Inc.	6,696	223,981
GEO Group, Inc.	2,600	61,828
Getty Realty Corp.	905	21,657
Gladstone Commercial Corp.	700	13,041
Global Medical REIT, Inc.	500	4,880
Global Net Lease, Inc.	5,725	46,716
Government Properties Income Trust REIT	2,457	55,577
Gramercy Property Trust REIT	14,841	143,067
Great Ajax Corp.	400	5,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,397	32,648
Healthcare Realty Trust, Inc. REIT	4,053	138,045
Healthcare Trust of America, Inc. Class A	4,866	158,729
Hersha Hospitality Trust	1,400	25,228
Highwoods Properties, Inc.	3,370	175,644
Hospitality Properties Trust	5,700	169,404
Hudson Pacific Properties, Inc. REIT	3,300	108,471
Independence Realty Trust, Inc.	1,373	12,357
InfraREIT, Inc.(a)	1,300	23,582
Invesco Mortgage Capital, Inc. REIT	4,000	60,920
Investors Real Estate Trust	4,100	24,395
iStar, Inc.(a)	2,400	25,752
Kilroy Realty Corp. REIT	3,188	221,088
Kite Realty Group Trust	2,983	82,689
Ladder Capital Corp. REIT	1,319	17,464
Lamar Advertising Co. Class A	2,901	189,464
LaSalle Hotel Properties	3,776	90,133
Lexington Realty Trust	7,900	81,370
Liberty Property Trust REIT	5,127	206,874
Life Storage, Inc. REIT	1,638	145,684
LTC Properties, Inc.	1,354	70,394
Mack-Cali Realty Corp.	3,100	84,382
Medical Properties Trust, Inc. REIT	8,377	123,728
MFA Financial, Inc.	13,200	98,736
Mid-America Apartment Communities, Inc.	2,636	247,758

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (reits) – (continued)
Monmouth Real Estate Investment Corp.	2,079	$29,667
Monogram Residential Trust, Inc.	6,100	64,904
MTGE Investment Corp.	1,500	25,785
National Health Investors, Inc.	1,362	106,890
National Retail Properties, Inc.	5,100	259,335
National Storage Affiliates Trust	1,200	25,128
New Residential Investment Corp. REIT	8,700	120,147
New Senior Investment Group, Inc.	2,600	30,004
New York Mortgage Trust, Inc. REIT	3,700	22,274
New York REIT, Inc.	6,100	55,815
NexPoint Residential Trust, Inc.	600	11,796
NorthStar Realty Europe Corp. REIT	2,000	21,900
NorthStar Realty Finance Corp.	6,500	85,605
Omega Healthcare Investors, Inc.	6,532	231,559
One Liberty Properties, Inc.	400	9,664
Orchid Island Capital, Inc.	700	7,294
Outfront Media, Inc.	4,967	117,470
Owens Realty Mortgage, Inc. REIT	300	5,196
Paramount Group, Inc. REIT	6,400	104,896
Parkway Properties, Inc.	2,700	45,927
Pebblebrook Hotel Trust	2,600	69,160
Pennsylvania Real Estate Investment Trust	2,392	55,088
PennyMac Mortgage Investment Trust REIT	2,241	34,915
Physicians Realty Trust REIT	4,800	103,392
Piedmont Office Realty Trust, Inc. Class A	5,205	113,313
Post Properties, Inc. REIT	1,826	120,753
Potlatch Corp.	1,400	54,446
Preferred Apartment Communities, Inc. Class A	800	10,808
PS Business Parks, Inc.	691	78,477
QTS Realty Trust, Inc. Class A, REIT	1,648	87,097
RAIT Financial Trust	3,093	10,454
Ramco-Gershenson Properties Trust	2,900	54,346
Rayonier, Inc.	4,362	115,768
Redwood Trust, Inc.	2,600	36,816
Regency Centers Corp.	3,681	285,241
Resource Capital Corp. REIT	975	12,490
Retail Opportunity Investments Corp. REIT	3,700	81,252
Retail Properties of America, Inc. Class A	8,300	139,440
Rexford Industrial Realty, Inc. REIT	2,207	50,518
RLJ Lodging Trust REIT	4,200	88,326
Ryman Hospitality Properties, Inc.	1,527	73,540
Sabra Health Care REIT, Inc.	2,200	55,396
Saul Centers, Inc.	312	20,779
Select Income REIT	2,200	59,180
Senior Housing Properties Trust	8,300	188,493
Seritage Growth Properties Class A REIT	838	42,470
Silver Bay Realty Trust Corp. REIT	1,100	19,283
Spirit Realty Capital, Inc. REIT	16,977	226,303
STAG Industrial, Inc. REIT	2,500	61,275
Starwood Property Trust, Inc.	8,200	184,664
STORE Capital Corp.	5,347	157,576
Summit Hotel Properties, Inc. REIT	2,900	38,164
Sun Communities, Inc. REIT	2,199	172,578
Sunstone Hotel Investors, Inc. REIT	7,643	97,754
Tanger Factory Outlet Centers, Inc.	3,258	126,932
Taubman Centers, Inc.	2,092	155,666
Terreno Realty Corp.	1,600	44,016
Tier REIT, Inc.	1,555	24,009
Two Harbors Investment Corp.	12,300	104,919
UMH Properties, Inc.	800	9,536
United Development Funding IV	200	640
Universal Health Realty Income Trust	400	25,208
Urban Edge Properties	3,200	90,048
Urstadt Biddle Properties, Inc. Class A REIT	1,000	22,220
VEREIT, Inc.	34,284	355,525
Washington Prime Group, Inc. REIT	6,600	81,708
Washington Real Estate Investment Trust	2,602	80,974
Weingarten Realty Investors REIT	4,117	160,481
Western Asset Mortgage Capital Corp.	1,400	14,588
Whitestone REIT	900	12,492
WP Carey, Inc.	3,702	238,890
Xenia Hotels & Resorts, Inc.	3,500	53,130

		15,381,009

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	1,618	62,164
Altisource Portfolio Solutions SA(a)	400	12,960
AV Homes, Inc.(a)	400	6,656
Consolidated-Tomoka Land Co.	123	6,296
Forestar Group, Inc.(a)	1,100	12,881
FRP Holdings, Inc.(a)	245	7,612
HFF, Inc. Class A	1,246	34,502
Howard Hughes Corp.(a)	1,247	142,781
Jones Lang LaSalle, Inc.	1,563	177,854
Kennedy-Wilson Holdings, Inc.	2,800	63,140
Marcus & Millichap, Inc.(a)	500	13,075
RE/MAX Holdings, Inc. Class A	600	26,268
Realogy Holdings Corp.	5,125	132,533
RMR Group, Inc. Class A	246	9,333
St. Joe Co.(a)	1,700	31,246
Stratus Properties, Inc.(a)	200	4,880
Tejon Ranch Co.(a)	500	12,160
Trinity Place Holdings, Inc.(a)	600	5,868

		762,209

Road & Rail – 0.7%
AMERCO	208	67,440
ArcBest Corp.	800	15,216

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Avis Budget Group, Inc.(a)	2,902	$99,277
Celadon Group, Inc.	900	7,866
Covenant Transportation Group, Inc. Class A(a)	400	7,732
Genesee & Wyoming, Inc. Class A(a)	2,046	141,072
Heartland Express, Inc.	1,500	28,320
Hertz Global Holdings, Inc.(a)	2,516	101,043
Knight Transportation, Inc.	2,300	65,987
Landstar System, Inc.	1,529	104,094
Marten Transport, Ltd.	793	16,653
Old Dominion Freight Line, Inc.(a)	2,368	162,468
Roadrunner Transportation Systems, Inc.(a)	1,000	7,980
Saia, Inc.(a)	900	26,964
Swift Transportation Co.(a)	2,531	54,341
Universal Logistics Holdings, Inc.	300	4,026
USA Truck, Inc.(a)	300	3,072
Werner Enterprises, Inc.	1,500	34,905
YRC Worldwide, Inc.(a)	1,100	13,552

		962,008

Semiconductors & Semiconductor Equipment – 2.5%
Acacia Communications, Inc.(a)	200	20,656
Advanced Energy Industries, Inc.(a)	1,400	66,248
Advanced Micro Devices, Inc.(a)	26,400	182,424
Alpha & Omega Semiconductor, Ltd.(a)	587	12,750
Ambarella, Inc.(a)	1,100	80,971
Amkor Technology, Inc.(a)	3,352	32,581
Applied Micro Circuits Corp.(a)	2,500	17,375
Axcelis Technologies, Inc.(a)	975	12,948
Brooks Automation, Inc.	2,300	31,303
Cabot Microelectronics Corp.	781	41,323
Cavium, Inc.(a)	2,301	133,918
CEVA, Inc.(a)	700	24,549
Cirrus Logic, Inc.(a)	2,240	119,056
Cohu, Inc.	900	10,566
Cree, Inc.(a)	3,500	90,020
Cypress Semiconductor Corp.	11,039	134,234
Diodes, Inc.(a)	1,292	27,571
DSP Group, Inc.(a)	700	8,407
Entegris, Inc.(a)	5,000	87,100
Exar Corp.(a)	1,400	13,034
FormFactor, Inc.(a)	2,265	24,575
GigPeak, Inc.(a)	2,900	6,815
Impinj, Inc.(a)	200	7,484
Inphi Corp.(a)	1,449	63,046
Integrated Device Technology, Inc.(a)	4,811	111,134
Intersil Corp. Class A	4,700	103,071
IXYS Corp.	830	10,002
Kopin Corp.(a)	2,100	4,578
Lattice Semiconductor Corp.(a)	3,980	25,830
MACOM Technology Solutions Holdings, Inc.(a)	852	36,074
Marvell Technology Group, Ltd.	14,262	189,257
Maxim Integrated Products, Inc.	10,025	400,298
MaxLinear, Inc. Class A(a)	1,900	38,513
Microsemi Corp.(a)	3,947	165,695
MKS Instruments, Inc.	1,847	91,851
Monolithic Power Systems, Inc.	1,377	110,849
Nanometrics, Inc.(a)	800	17,872
NeoPhotonics Corp.(a)	1,000	16,340
NVE Corp.	126	7,426
ON Semiconductor Corp.(a)	14,707	181,190
PDF Solutions, Inc.(a)	900	16,353
Photronics, Inc.(a)	2,200	22,682
Power Integrations, Inc.	1,000	63,030
Rambus, Inc.(a)	4,000	50,000
Rudolph Technologies, Inc.(a)	1,053	18,680
Semtech Corp.(a)	2,332	64,666
Sigma Designs, Inc.(a)	1,200	9,348
Silicon Laboratories, Inc.(a)	1,429	84,025
SunPower Corp.(a)	1,955	17,439
Synaptics, Inc.(a)	1,338	78,380
Teradyne, Inc.	7,168	154,685
Tessera Technologies, Inc.	1,742	66,963
Ultra Clean Holdings, Inc.(a)	1,100	8,151
Ultratech, Inc.(a)	722	16,664
Veeco Instruments, Inc.(a)	1,301	25,539
Xcerra Corp.(a)	1,800	10,908

		3,466,447

Software – 5.2%
A10 Networks, Inc.(a)	1,500	16,035
ACI Worldwide, Inc.(a)	4,100	79,458
American Software, Inc. Class A	900	9,990
ANSYS, Inc.(a)	3,144	291,166
Aspen Technology, Inc.(a)	2,955	138,264
Atlassian Corp. PLC Class A(a)	900	26,973
Barracuda Networks, Inc.(a)	700	17,836
Blackbaud, Inc.	1,653	109,660
Bottomline Technologies de, Inc.(a)	1,400	32,634
BroadSoft, Inc.(a)	1,012	47,109
Cadence Design Systems, Inc.(a)	10,602	270,669
Callidus Software, Inc.(a)	1,903	34,920
CDK Global, Inc.	5,535	317,488
CommVault Systems, Inc.(a)	1,342	71,300
Dell Technologies, Inc. – VMware, Inc. Class V(a)	7,700	368,060
Digimarc Corp.(a)	340	13,039
Ebix, Inc.	900	51,165
Ellie Mae, Inc.(a)	1,158	121,937
EnerNOC, Inc.(a)	900	4,869
Epiq Systems, Inc.	800	13,192
Exa Corp.(a)	500	8,025
Fair Isaac Corp.	1,101	137,174
FireEye, Inc.(a)	5,353	78,850
Fleetmatics Group PLC(a)	1,400	83,972
Fortinet, Inc.(a)	5,082	187,678
Gigamon, Inc.(a)	1,100	60,280
Globant SA(a)	900	37,908
Glu Mobile, Inc.(a)	4,400	9,856
Guidance Software, Inc.(a)	800	4,768
Guidewire Software, Inc.(a)	2,606	156,308
HubSpot, Inc.(a)	975	56,180
Imperva, Inc.(a)	973	52,260
Infoblox, Inc.(a)	1,917	50,551

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Interactive Intelligence Group, Inc.(a)	591	$35,543
Jive Software, Inc.(a)	1,950	8,307
Manhattan Associates, Inc.(a)	2,506	144,396
Mentor Graphics Corp.	3,700	97,828
MicroStrategy, Inc. Class A(a)	321	53,748
Mitek Systems, Inc.(a)	1,000	8,290
MobileIron, Inc.(a)	2,404	6,611
Model N, Inc.(a)	700	7,777
Monotype Imaging Holdings, Inc.	1,393	30,799
NetSuite, Inc.(a)	1,377	152,420
Nuance Communications, Inc.(a)	7,945	115,202
Park City Group, Inc.(a)	700	8,260
Paycom Software, Inc.(a)	1,500	75,195
Paylocity Holding Corp.(a)	800	35,568
Pegasystems, Inc.	1,261	37,187
Progress Software Corp.(a)	1,700	46,240
Proofpoint, Inc.(a)	1,396	104,491
PROS Holdings, Inc.(a)	800	18,088
PTC, Inc.(a)	3,993	176,930
QAD, Inc. Class A	300	6,714
Qualys, Inc.(a)	1,064	40,634
Rapid7, Inc.(a)	700	12,355
RealPage, Inc.(a)	1,981	50,912
RingCentral, Inc. Class A(a)	1,985	46,965
Rosetta Stone, Inc.(a)	600	5,088
Rubicon Project, Inc.(a)	1,207	9,994
Sapiens International Corp. NV	800	10,216
SecureWorks Corp. Class A(a)	400	5,004
ServiceNow, Inc.(a)	5,579	441,578
Silver Spring Networks, Inc.(a)	1,300	18,434
Splunk, Inc.(a)	4,684	274,857
SS&C Technologies Holdings, Inc.	5,952	191,357
Synchronoss Technologies, Inc.(a)	1,497	61,646
Synopsys, Inc.(a)	5,383	319,481
Tableau Software, Inc. Class A(a)	1,985	109,711
Take-Two Interactive Software, Inc.(a)	2,950	132,986
Tangoe, Inc.(a)	900	7,425
Telenav, Inc.(a)	1,052	6,028
TiVo Corp.(a)	4,000	77,920
TubeMogul, Inc.(a)	758	7,102
Tyler Technologies, Inc.(a)	1,161	198,798
Ultimate Software Group, Inc.(a)	975	199,280
Varonis Systems, Inc.(a)	390	11,739
VASCO Data Security International, Inc.(a)	1,000	17,610
Verint Systems, Inc.(a)	2,129	80,114
VirnetX Holding Corp.(a)	1,600	4,896
VMware, Inc. Class A(a)	2,883	211,468
Workday, Inc. Class A(a)	4,148	380,330
Workiva, Inc.(a)	700	12,691
Zendesk, Inc.(a)	2,787	85,589
Zix Corp.(a)	1,800	7,380
Zynga, Inc. Class A(a)	26,400	76,824

		7,245,580

Specialty Retail – 2.0%
Aaron’s, Inc.	2,238	56,890
Abercrombie & Fitch Co. Class A	2,296	36,483
America’s Car-Mart, Inc.(a)	244	8,879
American Eagle Outfitters, Inc.	5,950	106,267
Asbury Automotive Group, Inc.(a)	722	40,194
Ascena Retail Group, Inc.(a)	5,763	32,215
Barnes & Noble Education, Inc.(a)	1,300	12,441
Barnes & Noble, Inc.	2,154	24,340
Big 5 Sporting Goods Corp.	600	8,172
Boot Barn Holdings, Inc.(a)	700	7,966
Buckle, Inc.	984	23,646
Build-A-Bear Workshop, Inc.(a)	500	5,180
Burlington Stores, Inc.(a)	2,478	200,768
Cabela’s, Inc.(a)	1,753	96,292
Caleres, Inc.	1,500	37,935
Cato Corp. Class A	900	29,601
Chico’s FAS, Inc.	4,400	52,360
Children’s Place, Inc.	681	54,391
Citi Trends, Inc.	500	9,965
Conn’s, Inc.(a)	643	6,636
Container Store Group, Inc.(a)	100	502
CST Brands, Inc.	2,683	129,025
Destination XL Group, Inc.(a)	1,200	5,196
Dick’s Sporting Goods, Inc.	3,077	174,527
DSW, Inc. Class A	2,300	47,104
Express, Inc.(a)	2,449	28,874
Finish Line, Inc. Class A	1,400	32,312
Five Below, Inc.(a)	1,854	74,698
Francesca’s Holdings Corp.(a)	1,375	21,216
GameStop Corp. Class A	3,700	102,083
Genesco, Inc.(a)	705	38,394
GNC Holdings, Inc. Class A	2,303	47,027
Group 1 Automotive, Inc.	752	48,038
Guess?, Inc.	2,000	29,220
Haverty Furniture Cos., Inc.	700	14,028
Hibbett Sports, Inc.(a)	834	33,277
Kirkland’s, Inc.(a)	500	6,090
Lithia Motors, Inc. Class A	823	78,613
Lumber Liquidators Holdings, Inc.(a)	876	17,231
MarineMax, Inc.(a)	878	18,394
Michaels Cos., Inc.(a)	3,191	77,126
Monro Muffler Brake, Inc.	1,098	67,165
Murphy USA, Inc.(a)	1,294	92,340
Office Depot, Inc.	19,100	68,187
Party City Holdco, Inc.(a)	900	15,408
Penske Automotive Group, Inc.	1,377	66,344
Pier 1 Imports, Inc.	2,700	11,448
Rent-A-Center, Inc.	1,700	21,488
Restoration Hardware Holdings, Inc.(a)	1,329	45,957
Sally Beauty Holdings, Inc.(a)	5,185	133,151
Sears Hometown and Outlet Stores, Inc.(a)	400	1,972
Select Comfort Corp.(a)	1,576	34,042
Shoe Carnival, Inc.	500	13,330
Sonic Automotive, Inc. Class A	900	16,920
Sportsman’s Warehouse Holdings, Inc.(a)	900	9,468
Stage Stores, Inc.	1,300	7,293
Stein Mart, Inc.	1,053	6,687
Tailored Brands, Inc.	1,652	25,936
Tile Shop Holdings, Inc.(a)	1,119	18,519

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Tilly’s, Inc. Class A(a)	400	$3,756
Vitamin Shoppe, Inc.(a)	800	21,480
West Marine, Inc.(a)	982	8,121
Williams-Sonoma, Inc.	3,148	160,800
Winmark Corp.	112	11,818
Zumiez, Inc.(a)	600	10,800

		2,746,026

Technology Hardware, Storage & Peripherals – 0.5%
3D Systems Corp.(a)	3,900	70,005
Avid Technology, Inc.(a)	1,100	8,734
CPI Card Group, Inc.	669	4,041
Cray, Inc.(a)	1,366	32,156
Diebold, Inc.	2,351	58,281
Eastman Kodak Co.(a)	600	9,000
Electronics For Imaging, Inc.(a)	1,605	78,516
Immersion Corp.(a)	935	7,630
Lexmark International, Inc. Class A	2,300	91,908
NCR Corp.(a)	4,367	140,574
Nimble Storage, Inc.(a)	2,100	18,543
Pure Storage, Inc. Class A(a)	2,300	31,165
Silicon Graphics International Corp.(a)	1,233	9,494
Stratasys, Ltd.(a)	1,682	40,519
Super Micro Computer, Inc.(a)	1,272	29,727
USA Technologies, Inc.(a)	1,800	10,089

		640,382

Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	1,739	150,789
Columbia Sportswear Co.	987	56,003
Crocs, Inc.(a)	2,500	20,750
Culp, Inc.	400	11,908
Deckers Outdoor Corp.(a)	1,120	66,696
Delta Apparel, Inc.(a)	300	4,938
Fossil Group, Inc.(a)	1,400	38,878
G-III Apparel Group, Ltd.(a)	1,481	43,171
Iconix Brand Group, Inc.(a)	1,400	11,368
Kate Spade & Co.(a)	4,600	78,798
lululemon athletica, Inc.(a)	3,432	209,283
Movado Group, Inc.	500	10,740
Oxford Industries, Inc.	530	35,881
Perry Ellis International, Inc.(a)	400	7,712
Sequential Brands Group, Inc.(a)	1,310	10,480
Skechers U.S.A., Inc. Class A(a)	4,647	106,416
Steven Madden, Ltd.(a)	2,100	72,576
Superior Uniform Group, Inc.	400	7,916
Unifi, Inc.(a)	500	14,715
Vera Bradley, Inc.(a)	700	10,605
Vince Holding Corp.(a)	700	3,948
Wolverine World Wide, Inc.	3,400	78,302

		1,051,873

Thrifts & Mortgage Finance – 1.1%
Astoria Financial Corp.	3,100	45,260
Bank Mutual Corp.	1,400	10,752
BankFinancial Corp.	500	6,350
Bear State Financial, Inc.	600	5,514
Beneficial Bancorp, Inc.	2,400	35,304
BofI Holding, Inc.(a)	2,100	47,040
BSB Bancorp, Inc.(a)	279	6,537
Capitol Federal Financial, Inc.	4,500	63,315
Charter Financial Corp.	500	6,440
Clifton Bancorp, Inc.	720	11,009
Dime Community Bancshares, Inc.	1,000	16,760
ESSA Bancorp, Inc.	300	4,149
Essent Group, Ltd.(a)	2,700	71,847
EverBank Financial Corp.	3,500	67,760
Federal Agricultural Mortgage Corp. Class C	300	11,850
First Defiance Financial Corp.	348	15,535
Flagstar Bancorp, Inc.(a)	700	19,425
Hingham Institution for Savings	46	6,371
Home Bancorp, Inc.	300	8,400
HomeStreet, Inc.(a)	774	19,396
Impac Mortgage Holdings, Inc.(a)	389	5,131
Kearny Financial Corp.	3,100	42,191
Lake Sunapee Bank Group	300	5,421
LendingTree, Inc.(a)	248	24,034
Meridian Bancorp, Inc.	1,600	24,912
Meta Financial Group, Inc.	281	17,031
MGIC Investment Corp.(a)	12,100	96,800
Nationstar Mortgage Holdings, Inc.(a)	1,100	16,291
New York Community Bancorp, Inc.	16,823	239,391
NMI Holdings, Inc. Class A(a)	1,700	12,954
Northfield Bancorp, Inc.	1,400	22,540
Northwest Bancshares, Inc.	3,400	53,414
OceanFirst Financial Corp.	700	13,482
Ocwen Financial Corp.(a)	3,400	12,478
Oritani Financial Corp.	1,300	20,436
PennyMac Financial Services, Inc. Class A(a)	500	8,505
PHH Corp.(a)	1,800	26,010
Provident Bancorp, Inc.(a)	200	3,120
Provident Financial Holdings, Inc.	200	3,912
Provident Financial Services, Inc.	2,100	44,583
Radian Group, Inc.	7,600	102,980
SI Financial Group, Inc.	600	7,920
Southern Missouri Bancorp, Inc.	200	4,980
Territorial Bancorp, Inc.	255	7,308
TFS Financial Corp.	1,929	34,356
TrustCo Bank Corp. NY	3,100	21,979
United Community Financial Corp.	1,600	11,376
United Financial Bancorp, Inc.	1,700	23,528
Walker & Dunlop, Inc.(a)	900	22,734
Walter Investment Management Corp.(a)	200	812
Washington Federal, Inc.	3,200	85,376
Waterstone Financial, Inc.	900	15,291
Westfield Financial, Inc.	500	3,825
WSFS Financial Corp.	1,000	36,490

		1,550,605

Tobacco – 0.1%
Alliance One International, Inc.(a)	300	5,736
Turning Point Brands, Inc.(a)	200	2,404
Universal Corp.	741	43,141
Vector Group, Ltd.	3,250	69,973

		121,254

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – 0.9%
Air Lease Corp.	3,400	$97,172
Aircastle, Ltd.	1,600	31,776
Applied Industrial Technologies, Inc.	1,261	58,939
Beacon Roofing Supply, Inc.(a)	2,049	86,201
BMC Stock Holdings, Inc.(a)	1,825	32,357
CAI International, Inc.(a)	500	4,135
DXP Enterprises, Inc.(a)	400	11,276
GATX Corp.	1,385	61,702
GMS, Inc.(a)	300	6,669
H&E Equipment Services, Inc.	1,100	18,436
HD Supply Holdings, Inc.(a)	7,130	228,017
Herc Holdings, Inc.(a)	838	28,241
Kaman Corp.	899	39,484
Lawson Products, Inc.(a)	200	3,546
MRC Global, Inc.(a)	3,500	57,505
MSC Industrial Direct Co., Inc. Class A	1,658	121,714
Neff Corp. Class A(a)	600	5,700
NOW, Inc.(a)	3,900	83,577
Rush Enterprises, Inc. Class A(a)	1,000	24,480
Rush Enterprises, Inc. Class B(a)	200	4,862
SiteOne Landscape Supply, Inc.(a)	400	14,372
Textainer Group Holdings, Ltd.	800	5,992
Titan Machinery, Inc.(a)	600	6,240
Triton International, Ltd.	1,300	17,147
Univar, Inc.(a)	1,401	30,612
Veritiv Corp.(a)	291	14,599
Watsco, Inc.	901	126,951
WESCO International, Inc.(a)	1,528	93,957
Willis Lease Finance Corp.(a)	100	2,377

		1,318,036

Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	2,616	217,756
Wesco Aircraft Holdings, Inc.(a)	1,900	25,517

		243,273

Water Utilities – 0.3%
American States Water Co.	1,246	49,902
Aqua America, Inc.	6,215	189,433
Artesian Resources Corp. Class A	251	7,164
California Water Service Group	1,676	53,783
Connecticut Water Service, Inc.	400	19,892
Consolidated Water Co., Ltd.	500	5,810
Middlesex Water Co.	500	17,620
SJW Corp.	600	26,208
York Water Co.	400	11,864

		381,676

Wireless Telecommunication Services – 0.6%
Boingo Wireless, Inc.(a)	1,200	12,336
NII Holdings, Inc.(a)	1,800	5,994
Shenandoah Telecommunications Co.	1,550	42,175
Spok Holdings, Inc.	700	12,474
Sprint Corp.(a)	26,874	178,175
T-Mobile US, Inc.(a)	10,141	473,788
Telephone & Data Systems, Inc.	3,400	92,412
United States Cellular Corp.(a)	500	18,170

		835,524

TOTAL COMMON STOCKS (Cost $137,816,196)		141,761,026

RIGHTS – 0.0%(c)
Biotechnology – 0.0%(c)
Dyax Corp. (CVR)(a)	1,009	1,120

SHORT-TERM INVESTMENT – 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d)(e) (Cost $1,935,168)	1,935,168	1,935,168

TOTAL INVESTMENTS – 103.5% (Cost $139,752,484)		143,697,314
Liabilities in Excess of Other Assets – (3.5)%		(4,918,892)

NET ASSETS – 100.0%		$138,778,422

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Amount shown represents less than 0.05% of net assets.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 400 Index (long)	12/16/2016	8	$1,239,680	$5,572
Russell 2000 Mini Index (long)	12/16/2016	4	499,320	6,471

Total unrealized appreciation on open futures contracts purchased				$12,043

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$2,113,631	$–	$–	$2,113,631
Air Freight & Logistics	321,363	–	–	321,363
Airlines	631,569	–	–	631,569
Auto Components	1,314,897	–	–	1,314,897
Automobiles	1,002,858	–	–	1,002,858
Banks	8,714,770	–	–	8,714,770
Beverages	116,959	–	–	116,959
Biotechnology	5,995,870	–	–	5,995,870
Building Products	1,542,259	–	–	1,542,259
Capital Markets	2,299,338	–	–	2,299,338
Chemicals	3,565,923	–	–	3,565,923
Commercial Services & Supplies	2,170,242	–	–	2,170,242
Communications Equipment	2,286,380	–	–	2,286,380
Construction & Engineering	1,006,286	–	–	1,006,286
Construction Materials	253,771	–	–	253,771
Consumer Finance	909,625	–	–	909,625
Containers & Packaging	1,579,617	–	–	1,579,617
Distributors	196,120	–	–	196,120
Diversified Consumer Services	995,760	–	–	995,760
Diversified Financial Services	1,236,294	–	–	1,236,294
Diversified Telecommunication Services	1,082,689	–	–	1,082,689
Electric Utilities	1,815,313	–	–	1,815,313
Electrical Equipment	789,780	–	–	789,780
Electronic Equipment, Instruments & Components	3,814,539	–	–	3,814,539
Energy Equipment & Services	1,608,302	–	–	1,608,302
Food & Staples Retailing	923,572	–	–	923,572
Food Products	2,706,720	–	–	2,706,720
Gas Utilities	1,575,910	–	–	1,575,910
Health Care Equipment & Supplies	4,069,979	–	–	4,069,979
Health Care Providers & Services	2,636,651	–	–	2,636,651
Health Care Technology	951,481	–	–	951,481
Hotels, Restaurants & Leisure	5,199,686	–	–	5,199,686
Household Durables	1,465,615	–	–	1,465,615
Household Products	396,562	–	–	396,562
Independent Power Producers & Energy Traders	528,453	–	–	528,453
Industrial Conglomerates	258,521	–	–	258,521
Insurance	5,799,664	–	–	5,799,664
Internet & Catalog Retail	990,658	–	–	990,658
Internet Software & Services	3,914,642	–	–	3,914,642
IT Services	4,825,945	–	–	4,825,945
Leisure Equipment & Products	616,076	–	–	616,076
Life Sciences Tools & Services	1,500,084	–	–	1,500,084
Machinery	5,051,781	–	–	5,051,781
Marine	189,083	–	–	189,083
Media	3,747,584	–	–	3,747,584
Metals & Mining	1,733,165	–	–	1,733,165
Multi-Utilities	642,915	–	–	642,915
Multiline Retail	261,247	–	–	261,247
Oil, Gas & Consumable Fuels	4,251,584	–	–	4,251,584
Paper & Forest Products	459,525	–	–	459,525
Personal Products	645,521	–	–	645,521
Pharmaceuticals	1,299,730	–	–	1,299,730
Professional Services	1,048,615	–	–	1,048,615

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$15,380,369	$640	$–	$15,381,009
Real Estate Management & Development	762,209	–	–	762,209
Road & Rail	962,008	–	–	962,008
Semiconductors & Semiconductor Equipment	3,466,447	–	–	3,466,447
Software	7,198,553	47,027	–	7,245,580
Specialty Retail	2,746,026	–	–	2,746,026
Technology Hardware, Storage & Peripherals	640,382	–	–	640,382
Textiles, Apparel & Luxury Goods	1,051,873	–	–	1,051,873
Thrifts & Mortgage Finance	1,550,605	–	–	1,550,605
Tobacco	121,254	–	–	121,254
Trading Companies & Distributors	1,318,036	–	–	1,318,036
Transportation Infrastructure	243,273	–	–	243,273
Water Utilities	381,676	–	–	381,676
Wireless Telecommunication Services	835,524	–	–	835,524
Rights
Biotechnology	–	1,120	–	1,120
Short-Term Investment	1,935,168	–	–	1,935,168

Total Investments	$143,648,527	$48,787	$–	$143,697,314

Other Financial Instruments:
Futures Contracts(a)	12,043	–	–	12,043

Total Investments And Other Financial Instruments	$143,660,570	$48,787	$–	$143,709,357

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	976,457	$976,457	116,986,615	116,027,904	1,935,168	$1,935,168	$13,699	$–

Total		$976,457				$1,935,168	$13,699	$–

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 100.9%
Aerospace & Defense – 3.4%
General Dynamics Corp.	282	$43,755
Huntington Ingalls Industries, Inc.	189	28,996
Spirit AeroSystems Holdings, Inc. Class A Class A(a)	875	38,973

		111,724

Airlines – 1.9%
Delta Air Lines, Inc.	755	29,717
Southwest Airlines Co.	888	34,534

		64,251

Banks – 2.1%
Citigroup, Inc.	534	25,221
JPMorgan Chase & Co.	648	43,150

		68,371

Beverages – 1.2%
PepsiCo, Inc.	371	40,354

Biotechnology – 1.2%
Amgen, Inc.	230	38,366

Chemicals – 1.9%
Dow Chemical Co.	775	40,168
Sherwin-Williams Co.	86	23,793

		63,961

Commercial Services & Supplies – 1.3%
Waste Management, Inc.	678	43,229

Communications Equipment – 2.9%
Cisco Systems, Inc.	1,531	48,563
F5 Networks, Inc.(a)	393	48,984

		97,547

Consumer Finance – 1.0%
Ally Financial, Inc.	1,793	34,910

Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc. Class B(a)	320	46,230

Diversified Telecommunication Services – 4.0%
AT&T, Inc.	1,015	41,219
CenturyLink, Inc.	1,554	42,626
Verizon Communications, Inc.	965	50,161

		134,006

Electric Utilities – 9.7%
American Electric Power Co., Inc.	609	39,104
Edison International	600	43,350
Entergy Corp.	528	40,514
Exelon Corp.	1,283	42,711
FirstEnergy Corp.	1,125	37,215
PG&E Corp.	683	41,779
Pinnacle West Capital Corp.	557	42,326
PPL Corp.	1,059	36,610

		323,609

Food & Staples Retailing – 2.3%
Kroger Co.	944	28,018
Wal-Mart Stores, Inc.	675	48,681

		76,699

Food Products – 6.5%
Archer-Daniels-Midland Co.	1,112	46,893
Bunge, Ltd.	589	34,887
Ingredion, Inc.	405	53,889
J.M. Smucker Co.	212	28,735
Tyson Foods, Inc. Class A	696	51,970

		216,374

Health Care Equipment & Supplies – 7.2%
Baxter International, Inc.	997	47,457
C.R. Bard, Inc.	166	37,231
DENTSPLY SIRONA, Inc.	622	36,965
Hologic, Inc.(a)	1,036	40,228
Intuitive Surgical, Inc.(a)	64	46,389
Medtronic PLC	373	32,227

		240,497

Health Care Providers & Services – 7.0%
AmerisourceBergen Corp.	387	31,262
Cardinal Health, Inc.	437	33,955
DaVita, Inc.(a)	538	35,546
Express Scripts Holding Co.(a)	489	34,489
HCA Holdings, Inc.(a)	508	38,420
McKesson Corp.	206	34,350
Quest Diagnostics, Inc.	298	25,220

		233,242

Hotels, Restaurants & Leisure – 4.0%
Aramark	738	28,066
Brinker International, Inc.	723	36,461
Carnival Corp.	706	34,467
Darden Restaurants, Inc.	541	33,174

		132,168

Household Products – 2.9%
Colgate-Palmolive Co.	550	40,777
Procter & Gamble Co.	604	54,209

		94,986

Insurance – 5.9%
Allstate Corp.	693	47,942
American International Group, Inc.	570	33,824
Everest Re Group, Ltd.	207	39,324
Hartford Financial Services Group, Inc.	923	39,523
Travelers Cos., Inc.	308	35,281

		195,894

Internet Software & Services – 1.7%
eBay, Inc.(a)	1,673	55,042

IT Services – 3.0%
Computer Sciences Corp.	1,015	52,993
International Business Machines Corp.	289	45,908

		98,901

Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	1,013	47,702
Thermo Fisher Scientific, Inc.	209	33,244

		80,946

Media – 1.3%
Comcast Corp. Class A	645	42,789

Metals & Mining – 2.0%
Newmont Mining Corp.	887	34,850
Reliance Steel & Aluminum Co.	429	30,901

		65,751

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 1.1%
Public Service Enterprise Group, Inc.	895	$37,474

Multiline Retail – 1.1%
Target Corp.	512	35,164

Oil, Gas & Consumable Fuels – 0.7%
Valero Energy Corp.	441	23,373

Pharmaceuticals – 5.2%
Eli Lilly & Co.	502	40,291
Johnson & Johnson	424	50,087
Merck & Co., Inc.	688	42,938
Pfizer, Inc.	1,163	39,391

		172,707

Real Estate Investment Trusts (REITS) – 3.2%
American Capital Agency Corp.	1,646	32,163
Annaly Capital Management, Inc.	4,092	42,966
Gaming and Leisure Properties, Inc.	940	31,443

		106,572

Semiconductors & Semiconductor Equipment – 4.0%
Intel Corp.	1,181	44,583
Texas Instruments, Inc.	704	49,406
Xilinx, Inc.	750	40,755

		134,744

Software – 1.2%
Microsoft Corp.	704	40,550

Specialty Retail – 3.2%
Foot Locker, Inc.	545	36,907
Lowe’s Cos., Inc.	507	36,610
Staples, Inc.	3,930	33,602

		107,119

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.	455	$51,438

Tobacco – 1.5%
Altria Group, Inc.	779	49,256

TOTAL COMMON STOCKS (Cost $3,092,616)		3,358,244

SHORT-TERM INVESTMENT – 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $15,662)	15,662	15,662

TOTAL INVESTMENTS – 101.4% (Cost $3,108,278)		3,373,906
Liabilities in Excess of Other Assets – (1.4)%		(46,475)

NET ASSETS – 100.0%		$3,327,431

(a)	Non-income producing security.

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$111,724	$–	$–	$111,724
Airlines	64,251	–	–	64,251
Banks	68,371	–	–	68,371
Beverages	40,354	–	–	40,354
Biotechnology	38,366	–	–	38,366
Chemicals	63,961	–	–	63,961
Commercial Services & Supplies	43,229	–	–	43,229
Communications Equipment	97,547	–	–	97,547
Consumer Finance	34,910	–	–	34,910
Diversified Financial Services	46,230	–	–	46,230
Diversified Telecommunication Services	134,006	–	–	134,006
Electric Utilities	323,609	–	–	323,609
Food & Staples Retailing	76,699	–	–	76,699
Food Products	216,374	–	–	216,374
Health Care Equipment & Supplies	240,497	–	–	240,497
Health Care Providers & Services	233,242	–	–	233,242

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$132,168	$–	$–	$132,168
Household Products	94,986	–	–	94,986
Insurance	195,894	–	–	195,894
Internet Software & Services	55,042	–	–	55,042
IT Services	98,901	–	–	98,901
Life Sciences Tools & Services	80,946	–	–	80,946
Media	42,789	–	–	42,789
Metals & Mining	65,751	–	–	65,751
Multi-Utilities	37,474	–	–	37,474
Multiline Retail	35,164	–	–	35,164
Oil, Gas & Consumable Fuels	23,373	–	–	23,373
Pharmaceuticals	172,707	–	–	172,707
Real Estate Investment Trusts (REITs)	106,572	–	–	106,572
Semiconductors & Semiconductor Equipment	134,744	–	–	134,744
Software	40,550	–	–	40,550
Specialty Retail	107,119	–	–	107,119
Technology Hardware, Storage & Peripherals	51,438	–	–	51,438
Tobacco	49,256	–	–	49,256
Short-Term Investment	15,662	–	–	15,662

Total Investments	$3,373,906	$–	$–	$3,373,906

Affiliate Table

	Number of shares held at 2/19/16*	Value at 2/19/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	3,164,903	3,149,241	15,662	$15,662	$221	$–

TOTAL		$–				$15,662	$221	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 100.5%
Australia – 5.9%
AGL Energy, Ltd.	2,835	$41,500
CIMIC Group, Ltd.	1,241	27,481
Cochlear, Ltd.	337	36,524
Mirvac Group REIT	15,771	27,185
Qantas Airways, Ltd.	13,342	32,041
Stockland REIT	7,407	27,124

		191,855

Belgium – 2.2%
Colruyt SA	693	38,501
Proximus SADP	1,114	33,340

		71,841

Denmark – 2.5%
Danske Bank A/S	1,394	40,795
Vestas Wind Systems A/S	495	40,901

		81,696

France – 6.2%
Eutelsat Communications SA	1,178	24,391
Gecina SA REIT	201	31,688
Orange SA	2,190	34,326
Peugeot SA(a)	1,240	18,944
Sanofi	331	25,216
Veolia Environnement SA	1,103	25,425
Vinci SA	549	42,058

		202,048

Germany – 5.7%
Fresenius Medical Care AG & Co. KGaA	445	38,947
Fresenius SE & Co. KGaA	538	42,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138	25,784
OSRAM Licht AG	751	44,136
ProSiebenSat.1 Media SE	762	32,684

		184,545

Hong Kong – 12.8%
BOC Hong Kong Holdings, Ltd.	6,500	22,117
CK Hutchison Holdings, Ltd.	3,000	38,349
CLP Holdings, Ltd.	3,500	36,252
Hongkong Land Holdings, Ltd.	6,500	46,311
Jardine Matheson Holdings, Ltd.	700	42,427
Link REIT	3,500	25,839
Power Assets Holdings, Ltd.	4,000	39,145
Sun Hung Kai Properties, Ltd.	3,000	45,611
Swire Pacific, Ltd. Class A	4,000	43,323
WH Group, Ltd.(b)	50,500	40,818
Wharf Holdings, Ltd.	5,000	36,685

		416,877

Israel – 0.7%
Check Point Software Technologies, Ltd.(a)	300	23,283

Japan – 24.9%
Asahi Glass Co., Ltd.	2,000	12,950
Asahi Group Holdings, Ltd.	900	32,830
Astellas Pharma, Inc.	2,700	42,230
Bridgestone Corp.	1,100	40,584
Canon, Inc.	1,300	37,794
Central Japan Railway Co.	200	34,288
Chubu Electric Power Co., Inc.	2,900	42,255
Daiichi Sankyo Co., Ltd.	1,700	40,905
Daito Trust Construction Co., Ltd.	200	32,032
Hoya Corp.	1,000	40,283
Japan Airlines Co., Ltd.	300	8,831
Konami Holdings Corp.	900	34,824
Kuraray Co., Ltd.	1,600	23,769
MEIJI Holdings Co., Ltd.	200	19,886
Mitsubishi Tanabe Pharma Corp.	2,100	45,041
Nikon Corp.	2,500	37,387
Nippon Telegraph & Telephone Corp.	900	41,219
NTT DOCOMO, Inc.	1,600	40,701
Seiko Epson Corp.	1,400	26,995
Shionogi & Co., Ltd.	700	35,913
Sumitomo Chemical Co., Ltd.	9,000	40,046
Suzuken Co., Ltd.	1,200	39,679
Taisho Pharmaceutical Holdings Co., Ltd.	400	41,053
Tokyu Corp.	3,000	22,917

		814,412

Netherlands – 2.1%
Koninklijke Ahold Delhaize NV	1,609	36,661
Koninklijke KPN NV	9,585	31,814

		68,475

Norway – 2.7%
Orkla ASA	4,606	47,710
Telenor ASA	2,336	40,181

		87,891

Singapore – 6.2%
CapitaLand Commercial Trust	9,800	11,464
CapitaLand Mall Trust REIT	25,100	39,996
ComfortDelGro Corp., Ltd.	17,500	36,205
Singapore Airlines, Ltd.	4,700	36,317
Singapore Press Holdings, Ltd.	13,900	38,963
Wilmar International, Ltd.	17,000	40,369

		203,314

South Africa – 1.2%
Mondi PLC	1,925	40,533

Spain – 3.8%
ACS Actividades de Construccion y Servicios SA	1,250	37,801
Aena SA(b)	279	41,200
Endesa SA	2,101	45,063

		124,064

Sweden – 3.0%
Boliden AB	609	14,333
Skanska AB Class B	1,892	44,261
Swedish Match AB	1,085	39,864

		98,458

Switzerland – 12.5%
ABB, Ltd.(a)	828	18,702
Actelion, Ltd.(a)	223	38,782
Adecco Group AG	641	36,209
Galenica AG	16	17,052
Lonza Group AG(a)	227	43,542
Nestle SA	316	25,007

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Novartis AG	404	$31,953
Roche Holding AG	150	37,355
Sika AG	8	39,061
Sonova Holding AG	320	45,473
Swiss Re AG	418	37,835
Swisscom AG	78	37,182

		408,153

United Kingdom – 7.6%
Direct Line Insurance Group PLC	7,160	33,896
GlaxoSmithKline PLC	1,848	39,446
Kingfisher PLC	1,359	6,645
National Grid PLC	1,409	19,943
Reckitt Benckiser Group PLC	409	38,590
SABMiller PLC	627	36,603
Smith & Nephew PLC	1,877	30,340
Wm Morrison Supermarkets PLC	14,697	41,590

		247,053

United States – 0.5%
Ball Corp.	200	16,390

TOTAL COMMON STOCKS (Cost $3,116,353)		3,280,888

SHORT-TERM INVESTMENT – 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(c)(d) (Cost $19,296)	19,296	19,296

TOTAL INVESTMENTS – 101.1% (Cost $3,135,649)		3,300,184
Liabilities In Excess of Other Assets – (1.1)%		(35,645)

NET ASSETS — 100.0%		$3,264,539

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$191,855	$–	$–	$191,855
Belgium	71,841	–	–	71,841
Denmark	81,696	–	–	81,696
France	202,048	–	–	202,048
Germany	184,545	–	–	184,545
Hong Kong	416,877	–	–	416,877
Israel	23,283	–	–	23,283
Japan	814,412	–	–	814,412
Netherlands	68,475	–	–	68,475
Norway	87,891	–	–	87,891
Singapore	203,314	–	–	203,314
South Africa	40,533	–	–	40,533
Spain	124,064	–	–	124,064
Sweden	98,458	–	–	98,458
Switzerland	408,153	–	–	408,153
United Kingdom	247,053	–	–	247,053
United States	16,390	–	–	16,390
Short-Term Investment	19,296	–	–	19,296

Total Investments	$3,300,184	$–	$–	$3,300,184

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 2/19/16*	Value at 2/19/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	3,163,485	3,144,189	19,296	$19,296	$152	$–

Total		$–				$19,296	$152	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Disciplined Global Equity Portfolio, a separate series of SSGA Active Trust. The portfolio of investments for the State Street Disciplined Global Equity Portfolio follows.

State Street Disciplined Global Equity Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 99.5%
Australia – 1.5%
Qantas Airways, Ltd.	6,574	$15,788
Telstra Corp., Ltd.	8,632	34,412

		50,200

Canada – 4.1%
BCE, Inc.	761	35,084
Metro, Inc.	802	26,283
Shaw Communications, Inc. Class B	1,757	35,895
TELUS Corp.	1,156	38,077

		135,339

Denmark – 1.4%
Novo Nordisk A/S Class B	306	12,758
Vestas Wind Systems A/S	419	34,621

		47,379

France – 1.8%
Peugeot SA(a)	1,992	30,432
Sanofi	393	29,939

		60,371

Germany – 3.2%
Fresenius SE & Co. KGaA	280	22,376
METRO AG	1,377	41,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	14,760
RWE AG(a)	1,673	28,904

		107,044

Hong Kong – 5.9%
CK Hutchison Holdings, Ltd.	1,500	19,174
CLP Holdings, Ltd.	4,500	46,609
Hang Seng Bank, Ltd.	1,100	19,748
Jardine Matheson Holdings, Ltd.	400	24,244
Link REIT	5,500	40,604
Power Assets Holdings, Ltd.	3,000	29,359
WH Group, Ltd.(b)	20,000	16,166

		195,904

Israel – 0.5%
Check Point Software Technologies, Ltd.(a)	200	15,522

Italy – 1.3%
Enel SpA	9,520	42,445

Japan – 8.6%
Astellas Pharma, Inc.	2,500	39,102
Bridgestone Corp.	700	25,826
Central Japan Railway Co.	300	51,432
Hoya Corp.	500	20,142
Kirin Holdings Co., Ltd.	2,100	34,950
Mitsubishi Materials Corp.	600	16,434
Nippon Telegraph & Telephone Corp.	1,000	45,799
Sekisui Chemical Co., Ltd.	2,100	30,244
Sumitomo Rubber Industries, Ltd.	1,600	24,235

		288,164

Netherlands – 1.9%
Koninklijke Ahold Delhaize NV	2,853	65,006
Royal Dutch Shell PLC Class A	7	174

		65,180

New Zealand – 1.2%
Spark New Zealand, Ltd.	14,782	38,839

Norway – 0.7%
Norsk Hydro ASA	5,426	23,468

Singapore – 1.3%
Ascendas REIT	6,500	12,037
Singapore Airlines, Ltd.	1,900	14,682
UOL Group, Ltd.	3,700	15,296

		42,015

Spain – 0.7%
ACS Actividades de Construccion y Servicios SA	780	23,588

Sweden – 1.2%
Swedish Match AB	1,133	41,627

Switzerland – 3.4%
Sonova Holding AG	246	34,957
Swiss Re AG	460	41,636
Swisscom AG	78	37,183

		113,776

United Kingdom – 1.2%
Direct Line Insurance Group PLC	8,421	39,866

United States – 59.6%
Agilent Technologies, Inc.	875	41,204
Ally Financial, Inc.	1,825	35,533
Altria Group, Inc.	458	28,959
Ameren Corp.	768	37,770
American Capital Agency Corp.	1,953	38,162
American Electric Power Co., Inc.	520	33,389
Annaly Capital Management, Inc.	3,380	35,490
Anthem, Inc.	235	29,448
Archer-Daniels-Midland Co.	859	36,224
Avery Dennison Corp.	452	35,161
Axis Capital Holdings, Ltd.	669	36,347
Baxter International, Inc.	832	39,603
C.R. Bard, Inc.	196	43,959
Cardinal Health, Inc.	391	30,381
Church & Dwight Co., Inc.	516	24,727
Cintas Corp.	366	41,211
Citrix Systems, Inc.(a)	446	38,008
Clorox Co.	315	39,432
Computer Sciences Corp.	229	11,956
Consolidated Edison, Inc.	285	21,460
DaVita, Inc.(a)	565	37,329
Delta Air Lines, Inc.	481	18,932
DENTSPLY SIRONA, Inc.	648	38,511
DTE Energy Co.	492	46,086
eBay, Inc.(a)	1,592	52,377
Edison International	520	37,570

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United States – (continued)
Eli Lilly & Co.	330	$26,486
Energizer Holdings, Inc.	323	16,137
Entergy Corp.	494	37,905
Exelon Corp.	554	18,443
Express Scripts Holding Co.(a)	534	37,663
F5 Networks, Inc.(a)	296	36,893
Foot Locker, Inc.	581	39,345
HCA Holdings, Inc.(a)	522	39,479
Hologic, Inc.(a)	824	31,996
IDEXX Laboratories, Inc.(a)	175	19,728
Johnson & Johnson	386	45,598
Kimberly-Clark Corp.	190	23,967
L-3 Communications Holdings, Inc.	282	42,506
McKesson Corp.	123	20,510
NetApp, Inc.	984	35,247
Newmont Mining Corp.	568	22,317
O’Reilly Automotive, Inc.(a)	144	40,336
PepsiCo, Inc.	309	33,610
Pfizer, Inc.	501	16,969
Pinnacle West Capital Corp.	493	37,463
PPL Corp.	719	24,856
Procter & Gamble Co.	498	44,695
Public Service Enterprise Group, Inc.	846	35,422
Quest Diagnostics, Inc.	580	49,085
Southwest Airlines Co.	809	31,462
Synopsys, Inc.(a)	458	27,182
Sysco Corp.	659	32,297
Target Corp.	297	20,398
Thomson Reuters Corp.	588	24,272
Tyson Foods, Inc. Class A	599	44,727
Universal Health Services, Inc. Class B	141	17,374
Valero Energy Corp.	364	19,292
Wal-Mart Stores, Inc.	574	41,397
Waste Management, Inc.	713	45,461

		1,989,747

TOTAL COMMON STOCKS (Cost $3,074,716)		3,320,474

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(c)(d) (Cost $11,090)	11,090	11,090

TOTAL INVESTMENTS – 99.8% (Cost $3,085,806)		3,331,564
Other Assets in Excess of Liabilities – 0.2%		6,834

NET ASSETS – 100.0%		$3,338,398

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$50,200	$–	$–	$50,200
Canada	135,339	–	–	135,339
Denmark	47,379	–	–	47,379
France	60,371	–	–	60,371
Germany	107,044	–	–	107,044
Hong Kong	195,904	–	–	195,904
Israel	15,522	–	–	15,522
Italy	42,445	–	–	42,445
Japan	288,164	–	–	288,164
Netherlands	65,180	–	–	65,180
New Zealand	38,839	–	–	38,839
Norway	23,468	–	–	23,468
Singapore	42,015	–	–	42,015
Spain	23,588	–	–	23,588
Sweden	41,627	–	–	41,627

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Switzerland	$113,776	$–	$–	$113,776
United Kingdom	39,866	–	–	39,866
United States	1,989,747	–	–	1,989,747
Short-Term Investment	11,090	–	–	11,090

Total Investments	$3,331,564	$–	$–	$3,331,564

Affiliate Table

	Number of shares held at 6/30/16	Value at 6/30/16	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend Income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	34,046	$34,046	103,250	126,206	11,090	$11,090	$62	$–

Total		$34,046				$11,090	$62	$–

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 93.0%
Brazil – 7.1%
AES Tiete Energia SA	17,481	$86,145
Ambev SA	428,869	2,616,367
Banco Bradesco SA	75,080	655,160
Banco Bradesco SA Preference Shares	253,190	2,312,248
Banco do Brasil SA	77,898	546,678
Banco Santander Brasil SA	38,100	257,999
BB Seguridade Participacoes SA	63,237	581,597
BM&FBovespa SA	155,115	802,586
BR Malls Participacoes SA(a)	52,600	199,141
Braskem SA Class A, Preference Shares	14,900	115,160
BRF SA	54,923	935,205
CCR SA	79,945	416,845
Centrais Eletricas Brasileiras SA Class B, Preference Shares(a)	21,000	154,291
CETIP SA - Mercados Organizados	20,400	269,250
Cia Brasileira de Distribuicao Preference Shares	14,500	236,992
Cia de Saneamento Basico do Estado de Sao Paulo	31,100	288,997
Cia Energetica de Minas Gerais Preference Shares	68,100	179,848
Cia Energetica de Sao Paulo Class B, Preference Shares	18,500	83,707
Cia Paranaense de Energia Preference Shares	8,600	89,022
Cia Siderurgica Nacional SA(a)	56,300	157,522
Cielo SA	93,264	933,257
Cosan SA Industria e Comercio	11,600	134,643
CPFL Energia SA	18,386	136,897
Duratex SA	28,078	74,325
EDP – Energias do Brasil SA	28,850	127,695
Embraer SA	60,517	260,967
Engie Brasil Energia SA	15,000	177,755
Equatorial Energia SA	18,500	286,538
Fibria Celulose SA	23,035	163,145
Gerdau SA Preference Shares	84,800	231,260
Hypermarcas SA	31,700	271,936
Itau Unibanco Holding SA Preference Shares	267,038	2,919,553
Itausa – Investimentos Itau SA Preference Shares	356,319	914,693
JBS SA	65,600	238,667
Klabin SA	50,706	265,950
Kroton Educacional SA	124,821	568,233
Localiza Rent a Car SA	14,700	179,449
Lojas Americanas SA	17,000	75,036
Lojas Americanas SA Preference Shares	53,540	332,725
Lojas Renner SA	57,911	436,180
M Dias Branco SA	3,200	130,902
Multiplan Empreendimentos Imobiliarios SA	7,600	147,843
Natura Cosmeticos SA	15,600	149,957
Odontoprev SA	25,600	101,885
Petroleo Brasileiro SA(a)	272,014	1,267,615
Petroleo Brasileiro SA Preference Shares(a)	357,298	1,492,385
Porto Seguro SA	10,900	100,047
Qualicorp SA	19,803	116,910
Raia Drogasil SA	20,900	426,382
Rumo Logistica Operadora Multimodal SA(a)	72,495	141,025
Sul America SA	16,800	83,926
Suzano Papel e Celulose SA Class A, Preference Shares	37,500	120,850
Telefonica Brasil SA Preference Shares	40,455	584,626
Tim Participacoes SA	78,200	190,153
TOTVS SA	11,700	109,407
Transmissora Alianca de Energia Eletrica SA	9,500	61,348
Ultrapar Participacoes SA	32,582	712,645
Vale SA	116,133	636,634
Vale SA Preference Shares	173,529	822,552
WEG SA	51,700	281,029

		27,391,785

Chile – 1.1%
AES Gener SA	209,504	68,955
Aguas Andinas SA Class A	235,960	151,279
Banco de Chile	2,245,441	250,406
Banco de Credito e Inversiones	3,432	155,060
Banco Santander Chile	6,005,188	309,946
Cencosud SA	129,946	389,576
Cia Cervecerias Unidas SA	13,337	134,501
Colbun SA	726,392	144,452
Embotelladora Andina SA Class B, Preference Shares	21,642	82,644
Empresa Nacional de Electricidad SA	298,866	197,773
Empresa Nacional de Telecomunicaciones SA(a)	16,724	163,230
Empresas CMPC SA	114,169	226,810
Empresas COPEC SA	41,262	385,135
Endesa Americas SA	304,395	137,209
Enersis Chile SA	1,798,790	165,708
Enersis SA	1,785,295	291,182
Itau CorpBanca	14,637,944	128,738
Latam Airlines Group SA(a)	27,607	221,460
SACI Falabella	54,387	397,996
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,816	238,158

		4,240,218

China – 25.9%
3SBio, Inc.(a)(b)	94,800	107,695
58.com, Inc. ADR(a)	7,000	333,620
AAC Technologies Holdings, Inc.	66,500	671,957
Agricultural Bank of China, Ltd. Class H	2,250,000	970,564
Air China, Ltd. Class H	164,000	110,868
Alibaba Group Holding, Ltd. ADR(a)	102,182	10,809,834
Alibaba Health Information Technology, Ltd.(a)	298,500	168,386
Aluminum Corp. of China, Ltd. Class H(a)	356,000	129,887

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Anhui Conch Cement Co., Ltd. Class H	112,500	$310,953
ANTA Sports Products, Ltd.	90,000	246,098
AviChina Industry & Technology Co., Ltd. Class H	192,000	130,240
Baidu, Inc. ADR(a)	24,700	4,497,129
Bank of China, Ltd. Class H	7,222,000	3,335,340
Bank of Communications Co., Ltd. Class H	790,000	607,663
Beijing Capital International Airport Co., Ltd. Class H	136,000	155,039
Beijing Enterprises Holdings, Ltd.	47,000	239,867
Beijing Enterprises Water Group, Ltd.(a)	398,000	271,342
Belle International Holdings, Ltd.	575,000	398,141
Brilliance China Automotive Holdings, Ltd.	276,000	311,422
Byd Co., Ltd. Class H(a)	58,000	385,829
CGN Power Co., Ltd. Class H(b)	966,700	288,016
China Cinda Asset Management Co., Ltd. Class H	796,481	283,679
China CITIC Bank Corp., Ltd. Class H	807,000	539,816
China Coal Energy Co., Ltd. Class H(a)	193,000	105,058
China Communications Construction Co., Ltd. Class H	401,000	425,585
China Communications Services Corp., Ltd. Class H	216,000	135,585
China Conch Venture Holdings, Ltd.	123,500	241,707
China Construction Bank Corp. Class H	7,644,000	5,741,269
China COSCO Holdings Co., Ltd. Class H(a)	251,000	86,046
China Everbright Bank Co., Ltd. Class H	286,700	134,282
China Everbright International, Ltd.	225,000	269,769
China Everbright, Ltd.	86,000	177,374
China Evergrande Group	375,000	256,263
China Galaxy Securities Co., Ltd. Class H	269,500	247,891
China Huishan Dairy Holdings Co., Ltd.	364,100	136,328
China Jinmao Holdings Group, Ltd.	338,000	104,911
China Life Insurance Co., Ltd. Class H	677,000	1,773,954
China Longyuan Power Group Corp., Ltd. Class H	290,000	237,637
China Medical System Holdings, Ltd.	114,000	192,739
China Mengniu Dairy Co., Ltd.	248,000	464,196
China Merchants Bank Co., Ltd. Class H	351,500	893,928
China Merchants Port Holdings Co., Ltd.	117,146	314,261
China Minsheng Banking Corp., Ltd. Class H	532,500	618,653
China Mobile, Ltd.	559,000	6,867,357
China National Building Material Co., Ltd. Class H	260,000	116,448
China Oilfield Services, Ltd. Class H	164,000	143,825
China Overseas Land & Investment, Ltd.	360,000	1,237,750
China Pacific Insurance Group Co., Ltd. Class H	237,400	887,887
China Petroleum & Chemical Corp. Class H	2,324,000	1,715,816
China Power International Development, Ltd.	299,000	115,854
China Railway Construction Corp., Ltd. Class H	180,500	206,841
China Railway Group, Ltd. Class H	364,000	266,135
China Resources Beer Holdings Co., Ltd.(a)	149,333	318,286
China Resources Gas Group, Ltd.	82,000	281,650
China Resources Land, Ltd.	250,000	704,892
China Resources Power Holdings Co., Ltd.	176,000	305,983
China Shenhua Energy Co., Ltd. Class H	306,500	605,826
China Shipping Container Lines Co., Ltd. Class H(a)	312,000	67,263
China Southern Airlines Co., Ltd. Class H	154,000	86,877
China State Construction International Holdings, Ltd.	168,000	222,313
China Taiping Insurance Holdings Co., Ltd.(a)	147,400	293,948
China Telecom Corp., Ltd. Class H	1,252,000	638,763
China Unicom Hong Kong, Ltd.	540,000	657,965
China Vanke Co., Ltd. Class H	120,000	313,740
Chongqing Changan Automobile Co., Ltd. Class B	77,300	126,237
Chongqing Rural Commercial Bank Co., Ltd. Class H	227,000	140,786
CITIC Securities Co., Ltd. Class H	196,000	420,374
CITIC, Ltd.	394,000	566,643
CNOOC, Ltd.	1,625,000	2,050,078
COSCO SHIPPING Ports, Ltd.	148,000	152,287
Country Garden Holdings Co., Ltd.	513,000	272,593
CRRC Corp., Ltd. Class H	377,000	343,212
CSPC Pharmaceutical Group, Ltd.	376,000	377,521
Ctrip.com International, Ltd. ADR(a)	33,967	1,581,843
Dongfeng Motor Group Co., Ltd. Class H	248,000	250,110
ENN Energy Holdings, Ltd.	68,000	332,913
Fang Holdings, Ltd. ADR(a)	26,300	118,087
Far East Horizon, Ltd.	183,000	174,097
Fosun International, Ltd.	235,000	355,883
Geely Automobile Holdings, Ltd.	480,000	432,241
GF Securities Co., Ltd. Class H	123,800	263,917

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
GOME Electrical Appliances Holding, Ltd.	1,146,000	$141,377
Great Wall Motor Co., Ltd. Class H	283,500	278,797
Guangdong Investment, Ltd.	256,000	408,970
Guangzhou Automobile Group Co., Ltd. Class H	192,000	248,329
Guangzhou R&F Properties Co., Ltd. Class H	89,600	141,993
Haitian International Holdings, Ltd.	58,000	114,658
Haitong Securities Co., Ltd. Class H	277,600	474,653
Hengan International Group Co., Ltd.	66,000	550,817
Huadian Power International Corp., Ltd. Class H	134,000	60,486
Huaneng Power International, Inc. Class H	386,000	243,473
Huaneng Renewables Corp., Ltd. Class H	370,000	130,092
Huatai Securities Co., Ltd. Class H(b)	133,000	271,625
Industrial & Commercial Bank of China, Ltd. Class H	6,704,000	4,255,078
JD.com, Inc. ADR(a)	62,567	1,632,373
Jiangsu Expressway Co., Ltd. Class H	110,000	152,659
Jiangxi Copper Co., Ltd. Class H	119,000	136,688
Kingsoft Corp., Ltd.	73,000	174,422
Kunlun Energy Co., Ltd.	294,000	227,282
Lenovo Group, Ltd.	654,000	436,535
Longfor Properties Co., Ltd.	134,500	207,790
Luye Pharma Group, Ltd.(a)	119,600	78,717
NetEase, Inc. ADR	7,173	1,727,115
New China Life Insurance Co., Ltd. Class H	70,800	316,274
New Oriental Education & Technology Group, Inc. ADR(a)	12,000	556,320
People’s Insurance Co. Group of China, Ltd. Class H	637,000	262,365
PetroChina Co., Ltd. Class H	1,924,000	1,275,413
PICC Property & Casualty Co., Ltd. Class H	414,000	694,140
Ping An Insurance Group Co. of China, Ltd. Class H	474,000	2,484,940
Qunar Cayman Islands, Ltd. ADR(a)	3,200	92,800
Semiconductor Manufacturing International Corp.(a)	2,508,000	282,537
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	176,000	118,740
Shanghai Electric Group Co., Ltd. Class H(a)	268,000	127,598
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	38,000	118,854
Shanghai Industrial Holdings, Ltd.	46,000	133,166
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	85,160	143,281
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	62,200	168,935
Shenzhou International Group Holdings, Ltd.	51,000	356,911
Shui On Land, Ltd.	326,000	89,096
Sino-Ocean Group Holding, Ltd.	280,500	130,227
Sinopec Engineering Group Co., Ltd. Class H	111,700	96,784
Sinopec Shanghai Petrochemical Co., Ltd. Class H	316,000	160,482
Sinopharm Group Co., Ltd. Class H	107,600	521,172
Sinotrans, Ltd. Class H	184,000	90,391
SOHO China, Ltd.	208,500	113,134
Sunac China Holdings, Ltd.	176,700	128,568
TAL Education Group ADR(a)	3,900	276,276
Tencent Holdings, Ltd.	513,700	14,282,723
Tingyi Cayman Islands Holding Corp.	180,000	209,420
TravelSky Technology, Ltd. Class H	86,000	205,277
Tsingtao Brewery Co., Ltd. Class H	32,000	125,272
Vipshop Holdings, Ltd. ADR(a)	36,388	533,812
Want Want China Holdings, Ltd.	520,000	323,633
Weichai Power Co., Ltd. Class H	93,000	125,490
Yanzhou Coal Mining Co., Ltd. Class H	174,000	117,974
YY, Inc. ADR(a)	2,600	138,528
Zhejiang Expressway Co., Ltd. Class H	130,000	137,730
Zhuzhou CRRC Times Electric Co., Ltd.	50,000	261,222
Zijin Mining Group Co., Ltd. Class H	532,000	170,484
ZTE Corp. Class H	63,200	92,552

		99,431,512

Colombia – 0.4%
Bancolombia SA Preference Shares	41,016	397,912
Cementos Argos SA	41,568	165,695
Corp. Financiera Colombiana SA	7,693	101,131
Ecopetrol SA(a)	451,863	196,121
Grupo Argos SA	26,778	173,127
Grupo Aval Acciones y Valores SA Preference Shares	325,832	142,552
Grupo de Inversiones Suramericana SA	21,363	279,054
Grupo de Inversiones Suramericana SA Preference Shares	9,115	118,052
Interconexion Electrica SA ESP	34,983	118,432

		1,692,076

Czech Republic – 0.1%
CEZ A/S	14,730	263,239
Komercni banka A/S	6,933	240,505
O2 Czech Republic A/S	6,222	60,473

		564,217

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Egypt – 0.1%
Commercial International Bank Egypt SAE	69,397	$373,256
Global Telecom Holding SAE(a)	216,126	101,979
Talaat Moustafa Group	49,329	29,998

		505,233

Greece – 0.3%
Alpha Bank AE(a)	126,329	211,532
Eurobank Ergasias SA(a)	179,074	103,346
FF Group(a)	3,021	75,176
Hellenic Telecommunications Organization SA	22,463	197,210
JUMBO SA	9,208	115,116
National Bank of Greece SA(a)	524,073	109,575
OPAP SA	20,149	170,613
Piraeus Bank SA(a)	633,039	96,346
Titan Cement Co. SA	4,442	104,906

		1,183,820

Hong Kong – 0.4%
Alibaba Pictures Group, Ltd.(a)	1,035,900	217,799
China Gas Holdings, Ltd.	158,000	251,403
GCL-Poly Energy Holdings, Ltd.	1,201,000	160,996
Haier Electronics Group Co., Ltd.	116,000	192,966
Nine Dragons Paper Holdings, Ltd.	147,000	138,620
Shimao Property Holdings, Ltd.	112,500	153,767
Sino Biopharmaceutical, Ltd.	404,000	273,294
Sun Art Retail Group, Ltd.	215,000	148,717

		1,537,562

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	3,356	207,283
OTP Bank PLC	21,505	563,261
Richter Gedeon Nyrt	12,758	258,490

		1,029,034

India – 4.2%
ACC, Ltd.	2,320	56,328
Adani Ports & Special Economic Zone, Ltd.	37,244	143,355
Ambuja Cements, Ltd.	30,670	116,189
Apollo Hospitals Enterprise, Ltd.	3,540	70,004
Ashok Leyland, Ltd.	49,776	59,896
Asian Paints, Ltd.	13,654	238,222
Aurobindo Pharma, Ltd.	11,768	151,772
Axis Bank, Ltd.	78,106	638,965
Bajaj Auto, Ltd.	3,734	159,508
Bajaj Finance, Ltd.	7,370	118,066
Bharat Forge, Ltd.	4,581	62,824
Bharat Heavy Electricals, Ltd.	29,831	60,612
Bharat Petroleum Corp., Ltd.	12,472	115,095
Bharti Airtel, Ltd.	47,494	224,064
Bharti Infratel, Ltd.	24,746	137,058
Bosch, Ltd.	339	116,083
Cadila Healthcare, Ltd.	10,429	61,164
Cairn India, Ltd.	22,717	68,726
Cipla, Ltd.	15,517	135,321
Coal India, Ltd.	30,927	150,181
Container Corp. Of India, Ltd.	1,449	29,950
Dabur India, Ltd.	23,746	97,002
Divi’s Laboratories, Ltd.	3,906	76,425
Dr Reddy’s Laboratories, Ltd.	3,784	176,436
Dr Reddy’s Laboratories, Ltd. ADR	1,788	82,999
Eicher Motors, Ltd.	623	233,446
GAIL India, Ltd.	5,883	33,126
GAIL India, Ltd. GDR	1,438	48,676
GlaxoSmithKline Consumer Healthcare, Ltd.	390	35,683
Glenmark Pharmaceuticals, Ltd.	6,365	88,548
Godrej Consumer Products, Ltd.	5,340	126,562
Havells India, Ltd.	11,665	73,507
HCL Technologies, Ltd.	26,628	320,406
Hero MotoCorp, Ltd.	2,256	115,989
Hindalco Industries, Ltd.	50,740	116,808
Hindustan Unilever, Ltd.	29,942	391,886
Housing Development Finance Corp., Ltd.	69,871	1,467,122
ICICI Bank, Ltd.	23,422	88,558
ICICI Bank, Ltd. ADR	12,741	95,175
Idea Cellular, Ltd.	57,345	68,421
Indiabulls Housing Finance, Ltd.	13,174	164,002
Infosys, Ltd.	74,524	1,156,498
Infosys, Ltd. ADR	11,030	174,053
ITC, Ltd.	155,236	565,546
JSW Steel, Ltd.	3,869	101,092
Larsen & Toubro, Ltd.	8,467	183,146
Larsen & Toubro, Ltd. GDR	6,479	138,725
LIC Housing Finance, Ltd.	13,466	117,572
Lupin, Ltd.	10,486	234,191
Mahindra & Mahindra Financial Services, Ltd.	12,187	67,027
Mahindra & Mahindra, Ltd.	9,385	198,253
Mahindra & Mahindra, Ltd. GDR	7,826	166,071
Marico, Ltd.	19,745	81,570
Maruti Suzuki India, Ltd.	4,882	403,343
Motherson Sumi Systems, Ltd.	13,881	66,600
Nestle India, Ltd.	1,045	100,860
NTPC, Ltd.	73,135	163,660
Oil & Natural Gas Corp., Ltd.	38,347	148,512
Piramal Enterprises, Ltd.	3,395	93,824
Power Finance Corp., Ltd.	31,887	57,679
Reliance Industries, Ltd.	49,306	805,312
Reliance Industries, Ltd. GDR(b)	5,573	182,794
Shree Cement, Ltd.	383	98,194
Shriram Transport Finance Co., Ltd.	6,627	116,404
Siemens, Ltd.	3,115	58,103
State Bank of India	39,254	149,137
State Bank of India GDR	3,420	127,395
Sun Pharmaceutical Industries, Ltd.	44,289	495,296
Tata Consultancy Services, Ltd.	22,079	807,343
Tata Motors, Ltd.(c)	17,545	90,372
Tata Motors, Ltd.(c)	60,436	483,845
Tata Motors, Ltd. ADR	2,430	97,151
Tata Power Co., Ltd.	55,240	62,469
Tata Steel, Ltd.	2,924	16,536
Tata Steel, Ltd. GDR	10,534	57,988
Tech Mahindra, Ltd.	10,641	67,398
Titan Co., Ltd.	14,206	84,942
UltraTech Cement, Ltd.	1,560	90,368

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
United Spirits, Ltd.(a)	2,876	$106,827
UPL, Ltd.	16,996	172,795
Vedanta, Ltd.	34,382	89,481
Vedanta, Ltd. ADR	3,228	33,474
Wipro, Ltd.	11,379	81,931
Wipro, Ltd. ADR	12,048	116,986
Yes Bank, Ltd.	14,063	266,071
Zee Entertainment Enterprises, Ltd.	27,399	225,046

		16,016,040

Indonesia – 2.7%
Adaro Energy Tbk PT	1,370,000	127,131
AKR Corporindo Tbk PT	147,500	73,212
Astra International Tbk PT	1,849,600	1,173,616
Bank Central Asia Tbk PT	1,126,000	1,358,145
Bank Danamon Indonesia Tbk PT	278,000	86,413
Bank Mandiri Persero Tbk PT	841,400	725,979
Bank Negara Indonesia Persero Tbk PT	680,100	290,126
Bank Rakyat Indonesia Persero Tbk PT	1,016,000	953,350
Bumi Serpong Damai Tbk PT	694,500	117,703
Charoen Pokphand Indonesia Tbk PT	677,500	182,510
Global Mediacom Tbk PT	509,500	34,832
Gudang Garam Tbk PT	44,000	209,370
Hanjaya Mandala Sampoerna Tbk PT	850,000	257,420
Indocement Tunggal Prakarsa Tbk PT	135,500	180,659
Indofood CBP Sukses Makmur Tbk PT	219,000	159,403
Indofood Sukses Makmur Tbk PT	401,500	268,517
Jasa Marga Persero Tbk PT	184,000	65,016
Kalbe Farma Tbk PT	1,932,000	254,556
Lippo Karawaci Tbk PT	1,752,500	133,415
Matahari Department Store Tbk PT	212,300	301,452
Media Nusantara Citra Tbk PT	416,000	64,627
Perusahaan Gas Negara Persero Tbk	1,003,500	221,702
Semen Indonesia Persero Tbk PT	272,500	211,678
Summarecon Agung Tbk PT	911,500	123,238
Surya Citra Media Tbk PT	558,000	120,097
Telekomunikasi Indonesia Persero Tbk PT	4,591,500	1,528,912
Tower Bersama Infrastructure Tbk PT	224,500	105,061
Unilever Indonesia Tbk PT	138,100	472,137
United Tractors Tbk PT	154,500	210,495
Waskita Karya Persero Tbk PT	428,500	86,220
XL Axiata Tbk PT(a)	351,500	72,875

		10,169,867

Malaysia – 2.6%
AirAsia Bhd	113,000	76,361
Alliance Financial Group Bhd	83,800	75,380
AMMB Holdings Bhd	166,300	164,595
Astro Malaysia Holdings Bhd	146,400	96,644
Axiata Group Bhd	240,135	303,122
Berjaya Sports Toto Bhd	68,400	54,746
British American Tobacco Malaysia Bhd	12,900	153,284
CIMB Group Holdings Bhd	271,534	309,883
Dialog Group Bhd	292,500	103,370
DiGi.Com Bhd	317,100	381,854
Felda Global Ventures Holdings Bhd	125,800	71,308
Gamuda Bhd	154,800	183,417
Genting Bhd	203,400	390,438
Genting Malaysia Bhd	270,000	297,239
Genting Plantations Bhd	23,600	62,774
HAP Seng Consolidated Bhd	56,000	104,268
Hartalega Holdings Bhd	59,200	66,422
Hong Leong Bank Bhd	59,700	189,737
Hong Leong Financial Group Bhd	19,000	70,952
IHH Healthcare Bhd	260,500	398,734
IJM Corp. Bhd	262,100	203,460
IOI Corp. Bhd	206,800	222,829
IOI Properties Group Bhd	139,700	84,114
Kuala Lumpur Kepong Bhd	39,100	227,072
Lafarge Malaysia Bhd	33,800	64,731
Malayan Banking Bhd	307,987	559,035
Malaysia Airports Holdings Bhd	63,300	100,104
Maxis Bhd	171,300	255,493
MISC Bhd	102,500	187,130
Petronas Chemicals Group Bhd	217,700	350,068
Petronas Dagangan Bhd	18,600	105,695
Petronas Gas Bhd	62,800	332,321
PPB Group Bhd	43,600	170,799
Public Bank Bhd	248,400	1,190,494
RHB Capital Bhd	91,510	102,963
SapuraKencana Petroleum Bhd(a)	365,700	139,647
Sime Darby Bhd	229,000	424,257
Telekom Malaysia Bhd	103,800	170,363
Tenaga Nasional Bhd	309,600	1,070,555
UMW Holdings Bhd	40,800	57,681
Westports Holdings Bhd	92,300	98,062
YTL Corp. Bhd	398,400	172,443
YTL Power International Bhd	182,800	70,724

		9,914,568

Mexico – 3.6%
Alfa SAB de CV Class A Class A	254,940	397,819
America Movil SAB de CV Series L	2,901,321	1,658,026
Arca Continental SAB de CV	38,200	227,777
Cemex SAB de CV(a)	1,280,982	1,018,643
Coca-Cola Femsa SAB de CV Series L	45,100	339,039
El Puerto de Liverpool SAB de CV Series C1	17,300	181,461
Fibra Uno Administracion SA de CV REIT	231,158	423,414
Fomento Economico Mexicano SAB de CV	167,380	1,543,509
Gentera SAB de CV	88,700	160,548
Gruma SAB de CV Class B	19,700	258,934
Grupo Aeroportuario del Pacifico SAB de CV Class B	33,100	315,257

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Mexico – (continued)
Grupo Aeroportuario del Sureste SAB de CV Class B	18,900	$276,984
Grupo Bimbo SAB de CV Series A	148,915	394,727
Grupo Carso SAB de CV Series A1	52,000	208,930
Grupo Comercial Chedraui SA de CV	26,800	58,645
Grupo Financiero Banorte SAB de CV Series O	228,103	1,199,711
Grupo Financiero Inbursa SAB de CV Series O	211,626	334,604
Grupo Financiero Santander Mexico SAB de CV Class B	166,291	292,310
Grupo Lala SAB de CV	55,800	106,678
Grupo Mexico SAB de CV Series B	343,436	841,488
Grupo Televisa SAB Series CPO	223,529	1,150,360
Industrias Penoles SAB de CV	12,675	303,883
Kimberly-Clark de Mexico SAB de CV Class A	138,889	314,758
Mexichem SAB de CV	96,400	215,827
OHL Mexico SAB de CV(a)	65,100	86,549
Promotora y Operadora de Infraestructura SAB de CV	24,200	261,013
Wal-Mart de Mexico SAB de CV	478,994	1,050,626

		13,621,520

Netherlands – 0.4%
Steinhoff International Holdings NV	267,980	1,531,488

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR(a)	17,400	240,816
Credicorp, Ltd.	6,100	928,542
Southern Copper Corp.	7,767	204,272

		1,373,630

Philippines – 1.3%
Aboitiz Equity Ventures, Inc.	176,950	277,100
Aboitiz Power Corp.	132,800	125,285
Alliance Global Group, Inc.	185,300	60,924
Ayala Corp.	22,440	397,585
Ayala Land, Inc.	663,100	539,705
Bank of the Philippine Islands	65,600	142,035
BDO Unibank, Inc.	148,820	337,554
DMCI Holdings, Inc.	374,330	93,368
Energy Development Corp.	793,200	96,836
Globe Telecom, Inc.	2,995	126,447
GT Capital Holdings, Inc.	7,170	213,703
International Container Terminal Services, Inc.	44,590	70,990
JG Summit Holdings, Inc.	258,940	398,675
Jollibee Foods Corp.	39,240	200,065
Megaworld Corp.	1,060,000	103,659
Metro Pacific Investments Corp.	1,206,000	176,752
Metropolitan Bank & Trust Co.	59,490	104,834
PLDT, Inc.	8,805	311,433
Robinsons Land Corp.	134,400	86,012
Security Bank Corp.	10,160	50,710
SM Investments Corp.	21,900	304,988
SM Prime Holdings, Inc.	750,300	436,998
Universal Robina Corp.	79,160	291,325

		4,946,983

Poland – 1.0%
Alior Bank SA(a)	7,488	90,849
Bank Handlowy w Warszawie SA	2,948	58,579
Bank Millennium SA(a)	54,732	80,224
Bank Pekao SA	14,210	459,667
Bank Zachodni WBK SA	3,134	254,896
CCC SA	2,835	131,185
Cyfrowy Polsat SA(a)	18,302	117,188
Enea SA(a)	19,917	44,322
Energa SA	14,307	28,061
Eurocash SA	6,893	76,595
Grupa Azoty SA	4,028	64,875
Grupa Lotos SA(a)	8,341	62,065
KGHM Polska Miedz SA	12,827	249,704
LPP SA	119	122,460
mBank SA(a)	1,334	119,222
Orange Polska SA	63,322	99,222
PGE Polska Grupa Energetyczna SA	76,902	204,122
Polski Koncern Naftowy Orlen SA	28,970	492,254
Polskie Gornictwo Naftowe i Gazownictwo SA	161,720	213,526
Powszechna Kasa Oszczednosci Bank Polski SA	79,084	539,739
Powszechny Zaklad Ubezpieczen SA	50,878	324,376
Synthos SA(a)	53,096	60,365
Tauron Polska Energia SA(a)	88,588	60,225

		3,953,721

Qatar – 0.8%
Barwa Real Estate Co.	9,242	85,849
Commercial Bank QSC	14,442	152,845
Doha Bank QSC	11,424	116,678
Ezdan Holding Group QSC	72,153	333,149
Industries Qatar QSC	13,707	406,355
Masraf Al Rayan QSC	33,387	325,298
Ooredoo QSC	7,361	194,062
Qatar Electricity & Water Co. QSC	2,481	145,354
Qatar Gas Transport Co., Ltd.	25,044	162,050
Qatar Insurance Co. SAQ	10,925	266,676
Qatar Islamic Bank SAQ	5,330	153,555
Qatar National Bank SAQ	18,901	808,682
Vodafone Qatar QSC(a)	31,933	95,466

		3,246,019

Romania – 0.1%
New Europe Property Investments PLC	21,578	244,005

Russia – 3.6%
AK Transneft OAO Preference Shares	141	302,265
Alrosa PAO	230,297	316,095
Gazprom PAO(a)	1,079,448	2,299,648
Lukoil PJSC(a)	38,715	1,878,273

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Russia – (continued)
Magnit PJSC(a)	6,631	$1,099,533
MegaFon PJSC GDR	8,392	79,987
MMC Norilsk Nickel PJSC(a)	4,991	773,344
Mobile TeleSystems PJSC ADR	46,770	356,855
Moscow Exchange MICEX-RTS PJSC(a)	125,082	251,945
Novatek OAO(a)	84,050	912,369
PhosAgro PJSC GDR	9,018	116,332
Rosneft PJSC	105,240	573,782
Rostelecom PJSC	84,040	104,948
Rushhydro PJSC	10,994,000	136,128
Sberbank of Russia PJSC(a)	981,974	2,268,218
Severstal PAO	19,200	231,023
Sistema JSFC(a)	262,100	84,467
Sistema PJSC FC GDR	14,273	105,906
Surgutneftegas OAO	648,700	314,822
Surgutneftegas OAO Preference Shares	628,100	289,028
Tatneft PAO	127,640	651,150
VTB Bank PJSC(a)	468,360,000	530,652

		13,676,770

South Africa – 6.4%
Anglo American Platinum, Ltd.(a)	4,867	136,639
AngloGold Ashanti, Ltd.(a)	36,598	583,698
Aspen Pharmacare Holdings, Ltd.	30,822	694,641
Barclays Africa Group, Ltd.	38,424	423,337
Bid Corp., Ltd.	30,729	579,605
Bidvest Group, Ltd.	29,051	341,826
Brait SE(a)	30,816	247,336
Capitec Bank Holdings, Ltd.	3,652	170,771
Coronation Fund Managers, Ltd.	20,517	104,873
Discovery, Ltd.	32,479	267,173
Exxaro Resources, Ltd.	11,848	72,685
FirstRand, Ltd.	307,791	1,064,174
Fortress Income Fund, Ltd.	68,639	163,617
Fortress Income Fund, Ltd. Class A	91,302	107,887
Foschini Group, Ltd.	19,401	196,471
Gold Fields, Ltd.	75,693	366,150
Growthpoint Properties, Ltd. REIT	186,207	342,347
Hyprop Investments, Ltd.	22,361	196,846
Impala Platinum Holdings, Ltd.(a)	57,534	290,114
Imperial Holdings, Ltd.	14,116	172,003
Investec, Ltd.	22,347	136,886
Liberty Holdings, Ltd.	10,330	87,598
Life Healthcare Group Holdings, Ltd.	88,144	243,343
Massmart Holdings, Ltd.	9,017	77,841
MMI Holdings, Ltd.	96,450	156,741
Mondi, Ltd.	10,862	227,755
Mr. Price Group, Ltd.	21,926	242,047
MTN Group, Ltd.	151,367	1,294,932
Naspers, Ltd. Class N	39,869	6,885,814
Nedbank Group, Ltd.	18,090	293,620
Netcare, Ltd.	87,391	214,068
Pick n Pay Stores, Ltd.	34,091	170,595
Pioneer Foods Group, Ltd.	11,527	145,155
PSG Group, Ltd.	8,789	128,425
Rand Merchant Investment Holdings, Ltd.	61,674	185,456
Redefine Properties, Ltd. REIT	397,200	330,720
Remgro, Ltd.	43,327	723,511
Resilient REIT, Ltd.	26,437	220,722
RMB Holdings, Ltd.	64,497	274,607
Sanlam, Ltd.	127,210	591,539
Sappi, Ltd.(a)	49,555	255,861
Sasol, Ltd.	50,455	1,375,576
Shoprite Holdings, Ltd.	38,879	542,106
Sibanye Gold, Ltd.	67,061	237,930
SPAR Group, Ltd.	16,928	236,626
Standard Bank Group, Ltd.	118,277	1,212,797
Telkom SA SOC, Ltd.	23,774	104,603
Tiger Brands, Ltd.	14,813	409,855
Truworths International, Ltd.	41,521	214,743
Tsogo Sun Holdings, Ltd.	33,135	75,366
Vodacom Group, Ltd.	33,726	378,140
Woolworths Holdings, Ltd.	90,847	511,861

		24,709,032

South Korea – 14.4%
Amorepacific Corp.	2,940	1,042,589
Amorepacific Corp. Preference Shares	830	160,320
AMOREPACIFIC Group	2,533	382,701
BGF retail Co., Ltd.	890	156,405
BNK Financial Group, Inc.	23,530	184,199
Celltrion, Inc.(a)	6,951	674,750
Cheil Worldwide, Inc.	6,230	90,919
CJ CheilJedang Corp.	721	238,611
CJ Corp.	1,331	225,997
CJ E&M Corp.	1,604	111,326
CJ Korea Express Corp.(a)	577	113,102
Coway Co., Ltd.	4,887	424,510
Daelim Industrial Co., Ltd.	2,566	194,315
Daewoo Engineering & Construction Co., Ltd.(a)	11,250	65,471
DGB Financial Group, Inc.	16,060	132,238
Dongbu Insurance Co., Ltd.	4,512	280,511
Dongsuh Cos., Inc.	2,865	76,305
Doosan Heavy Industries & Construction Co., Ltd.	4,311	102,017
E-MART, Inc.	1,778	255,112
GS Engineering & Construction Corp.(a)	4,736	127,320
GS Holdings Corp.	4,691	229,359
GS Retail Co., Ltd.	2,570	115,300
Hana Financial Group, Inc.	26,719	680,235
Hankook Tire Co., Ltd.	6,760	365,489
Hanmi Pharm Co., Ltd.	475	220,709
Hanmi Science Co., Ltd.	1,051	109,538
Hanon Systems	16,860	190,760
Hanssem Co., Ltd.	960	154,092
Hanwha Chemical Corp.	9,660	213,978
Hanwha Corp.	4,060	129,972
Hanwha Life Insurance Co., Ltd.	18,070	94,756
Hotel Shilla Co., Ltd.	3,070	169,545
Hyosung Corp.	1,931	229,433
Hyundai Department Store Co., Ltd.	1,373	148,361

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Hyundai Development Co-Engineering & Construction	5,200	$243,752
Hyundai Engineering & Construction Co., Ltd.	6,646	239,172
Hyundai Glovis Co., Ltd.	1,710	282,404
Hyundai Heavy Industries Co., Ltd.(a)	3,793	479,556
Hyundai Marine & Fire Insurance Co., Ltd.	5,650	186,531
Hyundai Mobis Co., Ltd.	6,206	1,557,435
Hyundai Motor Co.	13,040	1,611,505
Hyundai Motor Co. Preference Shares(c)	2,039	186,459
Hyundai Motor Co. Preference Shares(c)	3,422	328,936
Hyundai Steel Co.	7,288	338,781
Hyundai Wia Corp.	1,548	122,451
Industrial Bank of Korea	22,900	249,673
Kakao Corp.	2,771	206,696
Kangwon Land, Inc.	10,659	380,879
KB Financial Group, Inc.	35,307	1,214,383
KCC Corp.	535	192,795
KEPCO Plant Service & Engineering Co., Ltd.	2,030	106,907
Kia Motors Corp.	24,113	926,466
Korea Aerospace Industries, Ltd.	5,312	370,196
Korea Electric Power Corp.	23,467	1,149,560
Korea Gas Corp.	2,660	107,380
Korea Investment Holdings Co., Ltd.	3,520	131,173
Korea Zinc Co., Ltd.	771	338,293
Korean Air Lines Co., Ltd.(a)	3,096	98,591
KT Corp.	2,630	76,312
KT&G Corp.	10,666	1,214,637
Kumho Petrochemical Co., Ltd.	1,537	98,378
LG Chem, Ltd.	4,245	938,877
LG Chem, Ltd. Preference Shares	732	109,811
LG Corp.	8,579	506,981
LG Display Co., Ltd.	21,026	537,531
LG Electronics, Inc.	9,621	420,172
LG Household & Health Care, Ltd.	843	733,618
LG Household & Health Care, Ltd. Preference Shares	200	93,735
LG Innotek Co., Ltd.	1,168	83,512
LG Uplus Corp.	19,680	210,469
Lotte Chemical Corp.	1,401	381,902
Lotte Chilsung Beverage Co., Ltd.	59	85,837
Lotte Confectionery Co., Ltd.	537	85,950
Lotte Shopping Co., Ltd.	1,014	190,942
Mirae Asset Daewoo Co., Ltd.	16,210	116,061
Mirae Asset Securities Co., Ltd.	6,700	139,808
NAVER Corp.	2,550	2,052,909
NCSoft Corp.	1,594	429,983
NH Investment & Securities Co., Ltd.	13,420	122,629
OCI Co., Ltd.(a)	1,506	128,940
Orion Corp.	327	246,441
Ottogi Corp.	100	68,325
Paradise Co., Ltd.	4,524	65,672
POSCO	6,372	1,320,717
Posco Daewoo Corp.	3,750	84,293
S-1 Corp.	1,714	158,352
S-Oil Corp.	4,103	304,876
Samsung C&T Corp.	6,834	928,881
Samsung Card Co., Ltd.	3,246	148,283
Samsung Electro-Mechanics Co., Ltd.	5,126	228,832
Samsung Electronics Co., Ltd.	9,108	13,268,188
Samsung Electronics Co., Ltd. Preference Shares	1,630	1,914,924
Samsung Fire & Marine Insurance Co., Ltd.	2,988	761,049
Samsung Heavy Industries Co., Ltd.(a)	14,210	121,845
Samsung Life Insurance Co., Ltd.	6,318	606,752
Samsung SDI Co., Ltd.	4,976	437,074
Samsung SDS Co., Ltd.	3,156	444,011
Samsung Securities Co., Ltd.	5,292	167,646
Shinhan Financial Group Co., Ltd.	38,888	1,424,259
Shinsegae, Inc.	690	114,147
SK Holdings Co., Ltd.	4,119	797,107
SK Hynix, Inc.	53,010	1,945,993
SK Innovation Co., Ltd.	5,830	863,814
SK Networks Co., Ltd.	11,200	68,482
SK Telecom Co., Ltd.	1,832	375,634
Woori Bank	27,810	289,060
Yuhan Corp.	717	181,310

		55,235,180

Taiwan – 11.8%
Acer, Inc.(a)	273,000	127,325
Advanced Semiconductor Engineering, Inc.	570,000	684,548
Advantech Co., Ltd.	29,000	249,609
Asia Cement Corp.	216,000	189,205
Asia Pacific Telecom Co., Ltd.(a)	190,000	63,302
Asustek Computer, Inc.	64,000	572,091
AU Optronics Corp.	791,000	290,378
Casetek Holdings, Ltd.	10,000	36,612
Catcher Technology Co., Ltd.	59,000	482,768
Cathay Financial Holding Co., Ltd.	747,000	960,467
Chailease Holding Co., Ltd.	93,000	165,628
Chang Hwa Commercial Bank, Ltd.	451,560	231,823
Cheng Shin Rubber Industry Co., Ltd.	176,000	371,283
Chicony Electronics Co., Ltd.	48,205	122,262
China Airlines, Ltd.	237,000	70,802
China Development Financial Holding Corp.	1,238,000	317,144
China Life Insurance Co., Ltd.	317,200	291,394
China Steel Corp.	1,063,000	751,425
Chunghwa Telecom Co., Ltd.	347,000	1,223,778
Compal Electronics, Inc.	388,000	240,228
CTBC Financial Holding Co., Ltd.	1,463,000	852,783

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Delta Electronics, Inc.	178,000	$953,478
E.Sun Financial Holding Co., Ltd.	713,900	407,946
Eclat Textile Co., Ltd.	17,206	206,150
Eva Airways Corp.	166,950	76,291
Evergreen Marine Corp. Taiwan, Ltd.(a)	150,000	58,072
Far Eastern New Century Corp.	290,000	217,573
Far EasTone Telecommunications Co., Ltd.	145,000	342,842
Feng TAY Enterprise Co., Ltd.	29,880	132,955
First Financial Holding Co., Ltd.	867,350	461,913
Formosa Chemicals & Fibre Corp.	290,000	782,516
Formosa Petrochemical Corp.	104,000	313,532
Formosa Plastics Corp.	379,000	943,814
Formosa Taffeta Co., Ltd.	68,000	64,621
Foxconn Technology Co., Ltd.	83,830	247,184
Fubon Financial Holding Co., Ltd.	599,000	890,057
Giant Manufacturing Co., Ltd.	26,000	183,878
Hermes Microvision, Inc.	4,000	174,205
Highwealth Construction Corp.	82,000	127,074
Hiwin Technologies Corp.	19,380	101,731
Hon Hai Precision Industry Co., Ltd.	1,407,000	3,560,641
Hotai Motor Co., Ltd.	22,000	258,387
HTC Corp.(a)	61,000	170,620
Hua Nan Financial Holdings Co., Ltd.	669,060	343,348
Innolux Corp.	818,000	278,009
Inotera Memories, Inc.(a)	241,000	212,707
Inventec Corp.	232,000	190,454
Largan Precision Co., Ltd.	9,000	1,096,888
Lite-On Technology Corp.	192,958	278,965
MediaTek, Inc.	137,000	1,051,874
Mega Financial Holding Co., Ltd.	980,000	691,298
Merida Industry Co., Ltd.	19,000	90,022
Nan Ya Plastics Corp.	436,000	865,950
Nanya Technology Corp.	62,000	77,895
Nien Made Enterprise Co., Ltd.	14,000	181,041
Novatek Microelectronics Corp.	53,000	187,792
OBI Pharma, Inc.(a)	10,000	125,033
Pegatron Corp.	177,000	458,077
Phison Electronics Corp.	14,000	106,920
Pou Chen Corp.	201,000	284,006
Powertech Technology, Inc.	60,000	155,935
President Chain Store Corp.	52,000	414,172
Quanta Computer, Inc.	244,000	511,349
Realtek Semiconductor Corp.	43,000	141,917
Ruentex Development Co., Ltd.(a)	75,000	91,500
Ruentex Industries, Ltd.	48,000	77,494
Shin Kong Financial Holding Co., Ltd.(a)	738,000	162,817
Siliconware Precision Industries Co., Ltd.	198,000	297,398
Simplo Technology Co., Ltd.	23,000	75,965
SinoPac Financial Holdings Co., Ltd.	925,050	273,859
Standard Foods Corp.	33,300	85,571
Synnex Technology International Corp.	133,700	148,375
TaiMed Biologics, Inc.(a)	15,000	105,007
Taishin Financial Holding Co., Ltd.	778,535	290,486
Taiwan Business Bank	319,200	81,333
Taiwan Cement Corp.	302,000	344,458
Taiwan Cooperative Financial Holding Co., Ltd.	700,850	310,313
Taiwan Fertilizer Co., Ltd.	66,000	88,617
Taiwan Mobile Co., Ltd.	151,000	542,922
Taiwan Semiconductor Manufacturing Co., Ltd.	2,242,000	13,178,793
Teco Electric and Machinery Co., Ltd.	172,000	148,791
Transcend Information, Inc.	20,000	58,480
Uni-President Enterprises Corp.	435,000	818,457
United Microelectronics Corp.	1,097,000	405,086
Vanguard International Semiconductor Corp.	84,000	157,815
Wistron Corp.	225,863	168,462
WPG Holdings, Ltd.	134,000	158,981
Yuanta Financial Holding Co., Ltd.	874,000	313,472
Yulon Motor Co., Ltd.	73,000	64,408
Zhen Ding Technology Holding, Ltd.	33,000	72,875

		45,235,722

Thailand – 2.1%
Advanced Info Service PCL	94,200	434,978
Airports of Thailand PCL	38,400	442,182
Bangkok Bank PCL	12,400	58,386
Bangkok Bank PCL NVDR	11,400	53,667
Bangkok Dusit Medical Services PCL	353,600	222,467
Bangkok Expressway & Metro PCL	620,699	123,602
Banpu PCL	140,500	63,661
BEC World PCL NVDR	97,800	62,095
BTS Group Holdings PCL	526,784	131,506
Bumrungrad Hospital PCL	32,900	165,687
Central Pattana PCL	122,100	205,262
Charoen Pokphand Foods PCL	248,600	227,794
CP ALL PCL	445,400	790,537
Delta Electronics Thailand PCL	47,200	107,954
Electricity Generating PCL	11,900	68,172
Energy Absolute PCL	100,200	74,463
Glow Energy PCL NVDR	49,000	112,778
Home Product Center PCL NVDR	378,600	109,264
Indorama Ventures PCL NVDR	136,400	111,206
IRPC PCL NVDR	950,200	133,823
Kasikornbank PCL NVDR	158,300	859,527
Krung Thai Bank PCL	322,800	163,962
Minor International PCL	197,300	222,069
PTT Exploration & Production PCL	126,400	295,481
PTT Global Chemical PCL	188,400	319,437
PTT PCL	90,000	880,520
Robinson Department Store PCL	47,300	82,929

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – (continued)
Siam Cement PCL	37,150	$556,712
Siam Commercial Bank PCL	140,900	601,824
Thai Oil PCL	82,200	162,502
Thai Union Group PCL NVDR	182,700	112,836
TMB Bank PCL	1,184,300	72,459
True Corp. PCL	904,037	181,328

		8,211,070

Turkey – 1.1%
Akbank TAS	198,488	531,789
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,700	113,209
Arcelik A/S	21,341	150,209
BIM Birlesik Magazalar A/S	19,256	321,239
Coca-Cola Icecek A/S	6,886	83,809
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	174,919	177,324
Eregli Demir ve Celik Fabrikalari TAS	128,672	177,095
Ford Otomotiv Sanayi A/S	5,804	61,199
Haci Omer Sabanci Holding A/S	83,626	258,738
KOC Holding A/S	57,776	248,250
Petkim Petrokimya Holding A/S	60,908	92,342
TAV Havalimanlari Holding A/S	13,461	55,491
Tofas Turk Otomobil Fabrikasi A/S	10,273	74,914
Tupras Turkiye Petrol Rafinerileri A/S	11,425	216,371
Turk Hava Yollari AO(a)	53,467	91,586
Turk Telekomunikasyon A/S	44,340	83,798
Turkcell Iletisim Hizmetleri A/S(a)	80,068	258,916
Turkiye Garanti Bankasi A/S	208,436	552,372
Turkiye Halk Bankasi A/S	57,517	174,811
Turkiye Is Bankasi	144,015	227,996
Turkiye Sise ve Cam Fabrikalari A/S	59,530	63,094
Turkiye Vakiflar Bankasi TAO Class D	71,797	109,843
Ulker Biskuvi Sanayi A/S	14,465	103,109
Yapi ve Kredi Bankasi A/S(a)	83,552	102,157

		4,329,661

United Arab Emirates – 0.8%
Abu Dhabi Commercial Bank PJSC	178,149	312,402
Aldar Properties PJSC	288,000	209,098
Arabtec Holding PJSC(a)	204,055	81,492
DP World, Ltd.	15,138	286,548
Dubai Financial Market PJSC	168,064	59,798
Dubai Islamic Bank PJSC	111,489	164,249
Emaar Malls PJSC	176,151	130,140
Emaar Properties PJSC	316,703	610,386
Emirates Telecommunications Group Co. PJSC	156,514	851,800
First Gulf Bank PJSC	81,983	262,924
National Bank of Abu Dhabi PJSC	61,113	152,532

		3,121,369

TOTAL COMMON STOCKS (Cost $314,674,939)		357,112,102

RIGHTS – 0.0%(d)
South Korea – 0.0%(d)
Samsung Heavy Industries Co., Ltd. (expiring 11/8/16)(a)	8,822	17,622

Thailand – 0.0%(e)
Banpu PCL (expiring 10/13/16)(a)(e)	6,063	—

TOTAL RIGHTS (Cost $17,123)		17,622

SHORT-TERM INVESTMENT – 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(f)(g) (Cost $25,716,515)	25,716,515	25,716,515

TOTAL INVESTMENTS – 99.7% (Cost $340,408,577)		382,846,239
Other Assets in Excess of Liabilities – 0.3%		1,061,004

NET ASSETS – 100.0%		$383,907,243

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)	Amount shown represents less than 0.05% of net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.

(f)	The rate shown is the annualized seven-day yield at September 30, 2016.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index (long)	12/16/2016	261	$11,908,125	$228,215

OTC Total Return Swap

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Instrument	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Pay	3M LIBOR	0.863%	12/16/2016	Bank of America N.A.	MSCI India Net TR Index	15,583,769	$(153,661)	$–	$(153,661)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Brazil	$27,391,785	$–	$–		$27,391,785
Chile	4,240,218	–	–		4,240,218
China	99,431,512	–	–		99,431,512
Colombia	1,692,076	–	–		1,692,076
Czech Republic	564,217	–	–		564,217
Egypt	505,233	–	–		505,233
Greece	1,183,820	–	–		1,183,820
Hong Kong	1,537,562	–	–		1,537,562
Hungary	1,029,034	–	–		1,029,034
India	16,016,040	–	–		16,016,040
Indonesia	10,169,867	–	–		10,169,867
Malaysia	9,914,568	–	–		9,914,568
Mexico	13,621,520	–	–		13,621,520
Netherlands	1,531,488	–	–		1,531,488
Peru	1,373,630	–	–		1,373,630
Philippines	4,946,983	–	–		4,946,983
Poland	3,953,721	–	–		3,953,721
Qatar	3,246,019	–	–		3,246,019
Romania	244,005	–	–		244,005
Russia	13,676,770	–	–		13,676,770
South Africa	24,709,032	–	–		24,709,032
South Korea	55,235,180	–	–		55,235,180
Taiwan	45,235,722	–	–		45,235,722
Thailand	1,629,025	6,582,045	–		8,211,070
Turkey	4,329,661	–	–		4,329,661
United Arab Emirates	3,121,369	–	–		3,121,369
Rights
South Korea	–	17,622	–		17,622
Thailand	–	–	0	(a)	–
Short-Term Investment	25,716,515	–	–		25,716,515

Total Investments	$376,246,572	$6,599,667	$0		$382,846,239

Other Financial Instruments:
Futures Contracts(b)	228,215	–	–		228,215

Total Investments and Other Financial Instruments	$376,474,787	$6,599,667	$0		$383,074,454

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments:
Total Return Swaps(c)	$–	$(153,661)	$–	$(153,661)

Total Other Financial Instruments	$–	$(153,661)	$–	$(153,661)

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

(c)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	15,604,398	$15,604,398	145,331,236	135,219,119	25,716,515	$25,716,515	$120,836	$–

Total		$15,604,398				$25,716,515	$120,836	$–

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds. The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUND AND EXCHANGE TRADED PRODUCTS – 97.4%
State Street International Developed Equity Index Portfolio(a) (Cost $1,874,594,483)		$1,858,896,144

SHORT-TERM INVESTMENT – 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $52,352,948)	52,352,948	52,352,948

TOTAL INVESTMENTS – 100.1% (Cost $1,926,947,431)		1,911,249,092
Other Assets in Excess of Liabilities – 0.1%		(2,869,740)

NET ASSETS – 100.0%		$1,908,379,352

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	USD	225,868,437	JPY	22,872,567,305	10/04/2016	$–
Bank of America	USD	139,602,300	AUD	182,427,050	10/04/2016	53
Bank of America	AUD	184,043,050	USD	138,203,448	10/04/2016	(2,635,550)
Bank of America	JPY	22,305,002,805	USD	215,941,242	10/04/2016	(4,322,450)
Bank of America	USD	951,442	AUD	1,244,000	11/02/2016	(50)
Bank of America	JPY	359,318,000	USD	3,552,655	11/02/2016	115
Bank of America	AUD	182,427,050	USD	139,511,086	11/02/2016	(6,361)
Bank of America	JPY	22,872,567,305	USD	226,133,058	11/02/2016	(5,655)
BNP Paribas SA	USD	225,868,437	JPY	22,872,567,305	10/04/2016	–
BNP Paribas SA	USD	52,271,229	SEK	447,828,531	10/04/2016	–
BNP Paribas SA	USD	34,907,684	DKK	231,296,566	10/04/2016	–
BNP Paribas SA	USD	23,429,021	SGD	31,944,299	10/04/2016	–
BNP Paribas SA	USD	12,143,003	NOK	97,050,520	10/04/2016	–
BNP Paribas SA	USD	3,796,406	NZD	5,220,581	10/04/2016	(1)
BNP Paribas SA	HKD	1,521,000	USD	196,137	10/04/2016	30
BNP Paribas SA	NZD	4,691,581	USD	3,398,980	10/04/2016	(12,736)
BNP Paribas SA	NOK	95,423,520	USD	11,440,771	10/04/2016	(498,661)
BNP Paribas SA	SGD	32,736,299	USD	24,017,387	10/04/2016	7,486
BNP Paribas SA	DKK	242,633,566	USD	36,357,496	10/04/2016	(261,188)
BNP Paribas SA	SEK	433,865,531	USD	50,668,060	10/04/2016	26,613
BNP Paribas SA	JPY	22,305,002,805	USD	215,956,923	10/04/2016	(4,306,769)
BNP Paribas SA	USD	13,993,010	ILS	52,503,174	10/05/2016	–
BNP Paribas SA	ILS	54,819,174	USD	14,497,249	10/05/2016	(113,015)
BNP Paribas SA	USD	3,054,850	CHF	2,956,000	11/02/2016	(329)
BNP Paribas SA	USD	1,659,532	DKK	10,979,000	11/02/2016	(255)
BNP Paribas SA	USD	618,478	ILS	2,319,000	11/02/2016	(92)
BNP Paribas SA	SEK	4,824,000	USD	563,853	11/02/2016	(34)
BNP Paribas SA	NZD	5,220,581	USD	3,791,786	11/02/2016	(77)
BNP Paribas SA	NOK	97,050,520	USD	12,143,990	11/02/2016	(187)
BNP Paribas SA	ILS	52,503,174	USD	13,998,980	11/02/2016	(1,553)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	SGD	31,944,299	USD	23,432,716	11/02/2016	$(1,634)
BNP Paribas SA	DKK	231,296,566	USD	34,953,209	11/02/2016	(3,077)
BNP Paribas SA	SEK	447,828,531	USD	52,345,770	11/02/2016	(1,769)
BNP Paribas SA	JPY	22,872,567,305	USD	226,126,351	11/02/2016	(12,361)
Citibank N.A.	USD	178,830,437	GBP	137,667,773	10/04/2016	(14)
Citibank N.A.	USD	63,846,987	HKD	495,194,035	10/04/2016	–
Citibank N.A.	USD	2,002,723	DKK	13,363,000	10/04/2016	14,045
Citibank N.A.	USD	581,180	SGD	792,000	10/04/2016	(301)
Citibank N.A.	DKK	712,000	USD	107,550	10/04/2016	93
Citibank N.A.	SEK	976,000	USD	114,367	10/04/2016	446
Citibank N.A.	SEK	1,376,000	USD	161,351	10/04/2016	742
Citibank N.A.	DKK	1,314,000	USD	198,850	10/04/2016	539
Citibank N.A.	NOK	1,627,000	USD	195,058	10/04/2016	(8,513)
Citibank N.A.	SEK	2,539,000	USD	300,093	10/04/2016	3,737
Citibank N.A.	CHF	363,000	USD	374,546	10/04/2016	88
Citibank N.A.	GBP	598,000	USD	774,999	10/04/2016	(1,803)
Citibank N.A.	CHF	945,000	USD	975,046	10/04/2016	216
Citibank N.A.	SEK	9,072,000	USD	1,059,413	10/04/2016	516
Citibank N.A.	EUR	1,110,000	USD	1,247,218	10/04/2016	(200)
Citibank N.A.	CHF	2,381,000	USD	2,427,734	10/04/2016	(28,425)
Citibank N.A.	HKD	494,316,035	USD	63,746,934	10/04/2016	13,151
Citibank N.A.	GBP	134,408,274	USD	176,166,505	10/04/2016	1,570,171
Citibank N.A.	HKD	495,194,035	USD	63,863,455	11/02/2016	(1,654)
Citibank N.A.	GBP	137,667,773	USD	178,928,457	11/02/2016	(13,015)
Credit Suisse International	CHF	512,000	USD	528,915	10/04/2016	753
Goldman Sachs Capital Markets L.P.	USD	3,096,402	AUD	4,123,000	10/04/2016	58,725
Goldman Sachs Capital Markets L.P.	USD	584,232	HKD	4,530,000	10/04/2016	(165)
Goldman Sachs Capital Markets L.P.	HKD	2,807,000	USD	362,015	10/04/2016	99
Goldman Sachs Capital Markets L.P.	NZD	529,000	USD	383,231	10/04/2016	(1,458)
Goldman Sachs Capital Markets L.P.	AUD	521,000	USD	393,502	10/04/2016	(5,193)
Goldman Sachs Capital Markets L.P.	AUD	1,031,000	USD	790,746	10/04/2016	1,773
Goldman Sachs Capital Markets L.P.	JPY	130,738,000	USD	1,273,497	10/04/2016	(17,551)
Goldman Sachs Capital Markets L.P.	JPY	140,185,000	USD	1,398,424	10/04/2016	14,086
Goldman Sachs Capital Markets L.P.	GBP	1,556,000	USD	2,090,673	10/04/2016	69,429
Goldman Sachs Capital Markets L.P.	JPY	258,644,000	USD	2,537,143	10/04/2016	(16,987)
Goldman Sachs Capital Markets L.P.	EUR	2,886,000	USD	3,250,588	10/04/2016	7,301
Goldman Sachs Capital Markets L.P.	GBP	2,736,000	USD	3,585,979	10/04/2016	31,916
Goldman Sachs Capital Markets L.P.	JPY	506,052,000	USD	4,899,811	10/04/2016	(97,493)
Goldman Sachs Capital Markets L.P.	EUR	10,379,000	USD	11,575,024	10/04/2016	(88,897)
Goldman Sachs Capital Markets L.P.	USD	612,598	ILS	2,316,000	10/05/2016	4,657
HSBC Bank USA	EUR	1,564,000	USD	1,761,228	10/04/2016	3,605
JP Morgan Chase Bank, N.A.	AUD	559,000	USD	426,983	10/04/2016	(792)
JP Morgan Chase Bank, N.A.	USD	8,135,806	EUR	7,229,000	11/02/2016	(567)
JP Morgan Chase Bank, N.A.	USD	1,227,004	GBP	944,000	11/02/2016	14
Morgan Stanley Bank, N.A.	CHF	477,000	USD	488,965	10/04/2016	(3,092)
Morgan Stanley Bank, N.A.	GBP	786,000	USD	1,042,829	10/04/2016	21,815
Morgan Stanley Bank, N.A.	GBP	843,000	USD	1,094,130	10/04/2016	(927)
Morgan Stanley Bank, N.A.	EUR	1,459,000	USD	1,637,768	10/04/2016	(1,856)
Royal Bank of Canada	USD	286,903,507	EUR	255,297,657	10/04/2016	16
Royal Bank of Canada	EUR	246,598,657	USD	275,024,084	10/04/2016	(2,103,502)
Royal Bank of Canada	SGD	865,000	USD	634,488	11/02/2016	(76)
Royal Bank of Canada	EUR	255,297,657	USD	287,272,412	11/02/2016	(29,771)
Societe Generale	USD	286,903,507	EUR	255,297,657	10/04/2016	16
Societe Generale	EUR	246,598,657	USD	275,021,618	10/04/2016	(2,105,968)
Societe Generale	EUR	255,297,657	USD	287,278,794	11/02/2016	(23,389)
Toronto-Dominion Bank	USD	172,430,958	CHF	167,154,571	10/04/2016	–
Toronto-Dominion Bank	CHF	162,476,571	USD	165,669,013	10/04/2016	(1,936,280)
Toronto-Dominion Bank	CHF	167,154,571	USD	172,709,067	11/02/2016	(16,627)
UBS	HKD	1,080,000	USD	139,246	10/04/2016	(2)
UBS	AUD	396,000	USD	301,530	10/04/2016	(1,509)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	JPY	99,510,000	USD	985,222	10/04/2016	$2,553
Westpac Banking Corp.	USD	178,830,438	GBP	137,667,774	10/04/2016	(14)
Westpac Banking Corp.	GBP	134,408,273	USD	176,171,612	10/04/2016	1,575,278
Westpac Banking Corp.	HKD	21,411,000	USD	2,761,198	11/02/2016	(176)
Westpac Banking Corp.	GBP	137,667,774	USD	178,937,819	11/02/2016	(3,654)

Total						$(15,263,598)

AUD	– Australian dollar
CHF	– Swiss franc
DKK	– Danish krone
EUR	– Euro
GBP	– British pound
HKD	– Hong Kong dollar
ILS	– Israeli New shekel
JPY	– Japanese yen
NOK	– Norwegian krone
NZD	– New Zealand dollar
SEK	– Swedish krona
SGD	– Singapore dollar
USD	– U.S. dollar

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE Index (long)	12/16/2016	558	$47,616,930	$76,863

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Short-Term Investment	$52,352,948	$–	$–	$52,352,948

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	–	3,430,076	–	3,430,076
Futures Contracts(b)	76,863	–	–	76,863

Total Investments and Other Financial Instruments	$52,429,811	$3,430,076	$–	$55,859,887

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(18,693,675)	$–	$(18,693,675)

Total Other Financial Instruments	$–	$(18,693,675)	$–	$(18,693,675)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	30,478,470	$30,478,470	186,687,038	164,812,560	52,352,948	$52,352,948	$93,648	$–

Total		$30,478,470				$52,352,948	$93,648	$–

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Australia – 7.2%
AGL Energy, Ltd.	97,501	$1,427,259
Alumina, Ltd.	419,565	472,306
Amcor, Ltd.	165,113	1,922,870
AMP, Ltd.	423,338	1,720,802
APA Group	170,346	1,115,887
Aristocrat Leisure, Ltd.	83,749	1,018,834
ASX, Ltd.	28,383	1,051,406
Aurizon Holdings, Ltd.	307,536	1,111,795
AusNet Services	238,184	300,173
Australia & New Zealand Banking Group, Ltd.	425,123	9,054,595
Bank of Queensland, Ltd.	63,845	559,110
Bendigo & Adelaide Bank, Ltd.	56,169	465,794
BHP Billiton PLC	308,301	4,646,597
BHP Billiton, Ltd.	465,823	8,068,158
Boral, Ltd.	119,942	623,853
Brambles, Ltd.	224,118	2,065,546
Caltex Australia, Ltd.	39,734	1,050,380
Challenger, Ltd.	92,804	726,627
CIMIC Group, Ltd.	13,823	306,105
Coca-Cola Amatil, Ltd.	92,076	725,938
Cochlear, Ltd.	8,884	962,837
Commonwealth Bank of Australia	250,724	13,979,352
Computershare, Ltd.	59,681	473,301
Crown Resorts, Ltd.	46,027	464,232
CSL, Ltd.	67,357	5,538,078
Dexus Property Group REIT	148,887	1,046,325
Domino’s Pizza Enterprises, Ltd.	10,034	543,592
DUET Group	368,606	709,586
Flight Centre Travel Group, Ltd.	6,354	177,854
Fortescue Metals Group, Ltd.	243,023	930,068
Goodman Group REIT	256,408	1,436,898
GPT Group REIT	264,000	1,027,896
Harvey Norman Holdings, Ltd.	74,061	296,422
Healthscope, Ltd.	281,376	664,515
Incitec Pivot, Ltd.	273,735	594,863
Insurance Australia Group, Ltd.	349,850	1,473,192
LendLease Group	86,686	939,248
Macquarie Group, Ltd.	44,774	2,831,339
Medibank Pvt, Ltd.	429,874	818,797
Mirvac Group REIT	548,883	946,148
National Australia Bank, Ltd.	386,687	8,311,132
Newcrest Mining, Ltd.	109,185	1,842,817
Oil Search, Ltd.	200,304	1,103,035
Orica, Ltd.	57,261	670,709
Origin Energy, Ltd.	256,807	1,082,893
Platinum Asset Management, Ltd.	25,494	98,642
Qantas Airways, Ltd.	64,362	154,565
QBE Insurance Group, Ltd.	197,587	1,413,651
Ramsay Health Care, Ltd.	20,653	1,256,545
REA Group, Ltd.	5,701	247,932
Santos, Ltd.	237,113	668,211
Scentre Group REIT	778,320	2,809,513
SEEK, Ltd.	41,456	496,911
Sonic Healthcare, Ltd.	57,876	979,949
South32, Ltd.	776,203	1,446,047
Stockland REIT	347,428	1,272,262
Suncorp Group, Ltd.	183,986	1,716,252
Sydney Airport	169,273	907,197
Tabcorp Holdings, Ltd.	107,735	412,500
Tatts Group, Ltd.	237,214	666,620
Telstra Corp., Ltd.	604,998	2,411,882
TPG Telecom, Ltd.	56,237	373,130
Transurban Group Stapled Security	287,655	2,513,578
Treasury Wine Estates, Ltd.	114,482	971,446
Vicinity Centres REIT	511,437	1,247,111
Vocus Communications, Ltd.	83,448	400,150
Wesfarmers, Ltd.	163,930	5,556,686
Westfield Corp.	280,153	2,095,998
Westpac Banking Corp.	487,633	11,093,258
Woodside Petroleum, Ltd.	110,836	2,457,219
Woolworths, Ltd.	188,782	3,379,465

		134,345,884

Austria – 0.2%
ANDRITZ AG	11,932	649,564
Erste Group Bank AG(a)	43,223	1,280,419
OMV AG	23,829	686,360
Raiffeisen Bank International AG(a)	10,655	162,246
Voestalpine AG	18,532	640,926

		3,419,515

Belgium – 1.4%
Ageas	29,695	1,086,185
Anheuser-Busch InBev SA	117,077	15,402,713
Colruyt SA	11,037	613,192
Groupe Bruxelles Lambert SA	12,499	1,109,891
KBC Group NV (expiring 11/18/16)(a)	35,718	2,085,905
Proximus SADP	23,118	691,875
Solvay SA	10,814	1,253,544
Telenet Group Holding NV(a)	9,109	476,028
UCB SA	18,235	1,412,058
Umicore SA	14,193	891,521

		25,022,912

Chile – 0.0%(b)
Antofagasta PLC	67,870	460,757

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	256,000	141,642

Denmark – 1.7%
AP Moeller – Maersk A/S Class A	599	841,836
AP Moeller – Maersk A/S Class B	925	1,360,979
Carlsberg A/S Class B	15,429	1,475,044
Chr Hansen Holding A/S	15,346	914,349
Coloplast A/S Class B	17,552	1,365,443
Danske Bank A/S	99,564	2,913,691
DSV A/S	29,051	1,449,930
Genmab A/S(a)	8,203	1,404,379
ISS A/S	25,755	1,070,557
Novo Nordisk A/S Class B	277,928	11,587,083
Novozymes A/S Class B	33,663	1,485,173

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Pandora A/S	16,498	$1,998,819
TDC A/S	129,400	762,309
Tryg A/S	20,264	407,280
Vestas Wind Systems A/S	31,658	2,615,832
William Demant Holding A/S(a)	21,003	428,743

		32,081,447

Finland – 1.0%
Elisa Oyj	21,489	792,258
Fortum Oyj	67,299	1,087,983
Kone Oyj Class B	47,645	2,419,762
Metso Oyj	17,839	520,794
Neste Oyj	19,205	819,536
Nokia Oyj(c)	75,703	438,213
Nokia Oyj(c)	772,722	4,480,763
Nokian Renkaat Oyj	16,736	610,439
Orion Oyj Class B	16,157	637,224
Sampo Oyj Class A	63,160	2,807,162
Stora Enso Oyj Class R	83,346	740,679
UPM-Kymmene Oyj	76,692	1,619,967
Wartsila Oyj Abp	22,564	1,016,212

		17,990,992

France – 9.3%
Accor SA	27,213	1,080,225
Aeroports de Paris	3,598	357,159
Air Liquide SA	56,355	6,045,735
Airbus Group SE	85,872	5,210,324
Alstom SA(a)	24,765	655,557
Arkema SA	9,980	924,341
Atos SE	12,792	1,377,721
AXA SA	282,437	6,007,628
BNP Paribas SA	153,652	7,906,037
Bollore SA	143,645	500,258
Bouygues SA	30,676	1,017,725
Bureau Veritas SA	41,281	886,040
Cap Gemini SA	23,217	2,277,186
Carrefour SA	78,940	2,047,603
Casino Guichard Perrachon SA	6,952	338,519
Christian Dior SE	7,871	1,412,204
Cie de Saint-Gobain	72,520	3,139,197
Cie Generale des Etablissements Michelin	27,175	3,010,429
CNP Assurances	29,292	492,329
Credit Agricole SA	152,839	1,508,193
Danone SA	85,598	6,358,441
Dassault Systemes	18,463	1,603,424
Edenred	33,018	771,862
Eiffage SA	9,128	709,662
Electricite de France SA	42,419	516,540
Engie SA	216,101	3,351,925
Essilor International SA	30,041	3,876,707
Eurazeo SA	4,906	284,728
Eutelsat Communications SA	29,017	600,816
Fonciere Des Regions	4,166	388,359
Gecina SA REIT	6,372	1,004,563
Groupe Eurotunnel SE	73,525	796,771
Hermes International	3,782	1,540,311
ICADE	6,016	469,605
Iliad SA	4,163	874,316
Imerys SA	4,261	307,883
Ingenico Group SA	8,184	715,847
JCDecaux SA	12,680	410,167
Kering	10,767	2,173,468
Klepierre REIT	31,709	1,456,120
L’Oreal SA	36,761	6,950,959
Lagardere SCA	14,870	378,835
Legrand SA	37,852	2,232,235
LVMH Moet Hennessy Louis Vuitton SE	40,459	6,901,464
Natixis SA	151,944	709,237
Orange SA	290,004	4,545,471
Pernod Ricard SA	31,041	3,677,787
Peugeot SA(a)	71,340	1,089,854
Publicis Groupe SA	26,935	2,038,928
Remy Cointreau SA	2,648	226,055
Renault SA	27,267	2,244,133
Rexel SA	48,002	735,607
Safran SA	46,315	3,332,406
Sanofi	168,703	12,852,039
Schneider Electric SE	81,230	5,652,933
SCOR SE	25,924	806,507
SFR Group SA	13,448	396,276
Societe BIC SA	4,605	681,119
Societe Generale SA	112,006	3,876,315
Sodexo SA	13,541	1,613,648
Suez Environment Co.	51,360	849,076
Technip SA	16,580	1,019,651
Thales SA	15,925	1,466,976
TOTAL SA	326,450	15,532,374
Unibail-Rodamco SE	14,428	3,891,821
Valeo SA	34,107	1,991,581
Veolia Environnement SA	68,000	1,567,456
Vinci SA	72,900	5,584,795
Vivendi SA	172,141	3,475,621
Wendel SA	3,558	415,381
Zodiac Aerospace	32,358	787,831

		171,930,296

Germany – 8.7%
adidas AG	27,458	4,777,532
Allianz SE	66,136	9,832,419
Axel Springer SE	5,227	267,955
BASF SE	132,823	11,377,566
Bayer AG	120,793	12,136,131
Bayerische Motoren Werke AG	48,315	4,069,522
Bayerische Motoren Werke AG Preference Shares	8,795	649,369
Beiersdorf AG	15,235	1,438,654
Brenntag AG	22,486	1,229,326
Commerzbank AG	156,978	1,014,633
Continental AG	16,252	3,425,689
Covestro AG(d)	11,551	683,840
Daimler AG	139,342	9,831,398
Deutsche Bank AG(a)	194,791	2,539,775
Deutsche Boerse AG(a)	27,304	2,217,107
Deutsche Lufthansa AG	27,196	303,312
Deutsche Post AG	141,620	4,435,683
Deutsche Telekom AG	467,379	7,855,349
Deutsche Wohnen AG	48,169	1,753,479
E.ON SE	282,674	2,009,908
Evonik Industries AG	22,201	751,901

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fraport AG Frankfurt Airport Services Worldwide	6,934	$379,651
Fresenius Medical Care AG & Co. KGaA	32,456	2,840,582
Fresenius SE & Co. KGaA	59,746	4,774,516
Fuchs Petrolub SE Preference Shares	8,355	381,612
GEA Group AG	26,379	1,467,180
Hannover Rueck SE	9,355	1,003,214
HeidelbergCement AG	20,138	1,905,250
Henkel AG & Co. KGaA	14,898	1,738,308
Henkel AG & Co. KGaA Preference Shares	25,899	3,526,291
HOCHTIEF AG	3,385	477,899
HUGO BOSS AG	10,709	593,039
Infineon Technologies AG	167,772	2,992,828
KS AG	30,127	572,301
Lanxess AG	14,473	901,265
Linde AG	27,102	4,607,036
MAN SE	5,739	605,551
Merck KGaA	18,402	1,985,724
METRO AG	26,815	798,488
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,138	4,323,120
OSRAM Licht AG	11,474	674,326
Porsche Automobil Holding SE Preference Shares	23,397	1,197,303
ProSiebenSat.1 Media SE	31,599	1,355,355
RWE AG(a)	74,602	1,288,857
SAP SE	143,541	13,132,420
Schaeffler AG Preference Shares	27,293	432,392
Siemens AG	111,726	13,106,268
Symrise AG	17,862	1,310,427
Telefonica Deutschland Holding AG	123,988	500,110
ThyssenKrupp AG	53,374	1,275,770
TUI AG	73,661	1,049,018
United Internet AG	19,109	846,620
Volkswagen AG Preference Shares	27,122	3,574,276
Volkswagen AG	5,155	746,757
Vonovia SE	65,777	2,494,550
Zalando SE(a)(d)	14,199	593,491

		162,052,343

Hong Kong – 3.4%
AIA Group, Ltd.	1,753,200	11,790,501
ASM Pacific Technology, Ltd.	41,900	346,842
Bank of East Asia, Ltd.	181,383	740,335
BOC Hong Kong Holdings, Ltd.	529,500	1,801,675
Cathay Pacific Airways, Ltd.	209,000	292,186
Cheung Kong Infrastructure Holdings, Ltd.	99,000	853,917
Cheung Kong Property Holdings, Ltd.	398,465	2,931,221
CK Hutchison Holdings, Ltd.	394,000	5,036,495
CLP Holdings, Ltd.	232,500	2,408,155
First Pacific Co., Ltd.	314,000	224,299
Galaxy Entertainment Group, Ltd.	358,000	1,361,458
Hang Lung Properties, Ltd.	354,000	803,038
Hang Seng Bank, Ltd.	109,100	1,958,597
Henderson Land Development Co., Ltd.	168,868	1,007,654
HK Electric Investments & HK Electric Investments, Ltd.(d)	455,490	448,357
HKT Trust & HKT, Ltd.	424,000	598,065
Hong Kong & China Gas Co., Ltd.	1,086,000	2,062,213
Hong Kong Exchanges and Clearing, Ltd.	169,409	4,483,726
Hongkong Land Holdings, Ltd.	172,000	1,225,462
Hysan Development Co., Ltd.	105,000	494,059
Jardine Matheson Holdings, Ltd.	37,200	2,254,692
Kerry Properties, Ltd.	118,000	387,684
Li & Fung, Ltd.	766,000	394,719
Link REIT	319,000	2,355,023
Melco Crown Entertainment, Ltd. ADR	32,723	527,168
MTR Corp., Ltd.	214,145	1,183,439
New World Development Co., Ltd.	818,779	1,073,721
Noble Group, Ltd.(a)	1,466,000	165,221
NWS Holdings, Ltd.	260,961	437,346
PCCW, Ltd.	533,000	328,301
Power Assets Holdings, Ltd.	197,500	1,932,782
Sands China, Ltd.	350,400	1,535,936
Shangri-La Asia, Ltd.	162,000	178,067
Sino Land Co., Ltd.	479,556	854,776
SJM Holdings, Ltd.	256,000	189,725
Sun Hung Kai Properties, Ltd.	214,000	3,253,578
Swire Pacific, Ltd. Class A	84,500	915,208
Swire Properties, Ltd.	193,600	569,443
Techtronic Industries Co., Ltd.	206,500	808,968
WH Group, Ltd.(d)	893,000	721,802
Wharf Holdings, Ltd.	197,000	1,445,388
Wheelock & Co., Ltd.	127,000	754,394
Yue Yuen Industrial Holdings, Ltd.	96,000	396,776

		63,532,412

Ireland – 0.7%
Bank of Ireland(a)	3,952,082	826,602
CRH PLC	120,586	4,005,783
Experian PLC	143,370	2,870,540
James Hardie Industries PLC	65,341	1,022,869
Kerry Group PLC Class A	22,557	1,879,923
Paddy Power Betfair PLC	11,471	1,297,614
Ryanair Holdings PLC ADR	3,179	238,520

		12,141,851

Israel – 0.6%
Azrieli Group, Ltd.	7,782	340,431
Bank Hapoalim BM	158,678	899,630
Bank Leumi Le-Israel BM(a)	210,578	800,206
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	602,094
Check Point Software Technologies, Ltd.(a)	18,943	1,470,166

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Israel Chemicals, Ltd.	90,984	$353,896
Mizrahi Tefahot Bank, Ltd.	25,993	330,086
Nice-Systems, Ltd.	9,356	622,035
Teva Pharmaceutical Industries, Ltd.	133,383	6,181,548

		11,600,092

Italy – 1.7%
Assicurazioni Generali SpA	166,066	2,027,471
Atlantia SpA	59,489	1,511,484
Enel SpA	1,111,483	4,955,555
Eni SpA	370,121	5,335,688
EXOR SpA	16,949	686,563
Ferrari NV	18,308	951,764
Intesa Sanpaolo SpA(c)	1,844,336	4,096,259
Intesa Sanpaolo SpA(c)	134,298	281,876
Leonardo-Finmeccanica SpA(a)	61,820	700,991
Luxottica Group SpA	24,693	1,179,887
Mediobanca SpA	91,509	595,813
Poste Italiane SpA(d)	85,106	584,143
Prysmian SpA	30,924	810,085
Saipem SpA(a)	705,226	298,906
Snam SpA	349,250	1,937,320
Telecom Italia SpA/Milano(a)(c)	1,468,247	1,220,456
Telecom Italia SpA/Milano(a)(c)	963,350	654,225
Terna Rete Elettrica Nazionale SpA	220,464	1,136,847
UniCredit SpA	728,894	1,699,668
Unione di Banche Italiane SpA	107,263	247,316
UnipolSai SpA	126,413	205,909

		31,118,226

Japan – 23.4%
ABC-Mart, Inc.	5,800	395,520
Acom Co., Ltd.(a)	52,500	247,855
Aeon Co., Ltd.	94,800	1,404,549
AEON Financial Service Co., Ltd.	12,600	220,857
Aeon Mall Co., Ltd.	16,200	256,231
Air Water, Inc.	25,000	472,743
Aisin Seiki Co., Ltd.	27,800	1,275,380
Ajinomoto Co., Inc.	79,300	1,770,551
Alfresa Holdings Corp.	29,300	621,266
Alps Electric Co., Ltd.	28,500	688,877
Amada Holdings Co., Ltd.	56,400	587,501
ANA Holdings, Inc.	148,000	402,633
Aozora Bank, Ltd.	185,000	638,532
Asahi Glass Co., Ltd.	150,000	971,233
Asahi Group Holdings, Ltd.	55,300	2,017,212
Asahi Kasei Corp.	182,000	1,452,393
Asics Corp.	19,400	391,417
Astellas Pharma, Inc.	307,800	4,814,192
Bandai Namco Holdings, Inc.	31,200	956,292
Bank of Kyoto, Ltd.	41,000	300,528
Benesse Holdings, Inc.	7,800	199,498
Bridgestone Corp.	96,100	3,545,580
Brother Industries, Ltd.	38,300	674,306
Calbee, Inc.	10,000	379,406
Canon, Inc.	155,700	4,526,587
Casio Computer Co., Ltd.	37,900	531,372
Central Japan Railway Co.	21,100	3,617,418
Chiba Bank, Ltd.	110,000	625,575
Chubu Electric Power Co., Inc.	93,900	1,368,178
Chugai Pharmaceutical Co., Ltd.	32,900	1,190,787
Chugoku Bank, Ltd.	30,400	371,337
Chugoku Electric Power Co., Inc.	44,000	554,035
Concordia Financial Group, Ltd.	175,700	767,683
Credit Saison Co., Ltd.	21,200	352,455
CYBERDYNE, Inc.(a)	11,000	172,517
Dai Nippon Printing Co., Ltd.	85,000	834,972
Dai-ichi Life Insurance Co., Ltd.	153,300	2,106,108
Daicel Corp.	39,700	502,386
Daiichi Sankyo Co., Ltd.	85,800	2,064,487
Daikin Industries, Ltd.	34,700	3,242,535
Daito Trust Construction Co., Ltd.	10,300	1,649,655
Daiwa House Industry Co., Ltd.	80,600	2,215,099
Daiwa House REIT Investment Corp.	196	575,367
Daiwa Securities Group, Inc.	240,000	1,353,142
Denso Corp.	72,600	2,901,075
Dentsu, Inc.	31,000	1,580,009
Don Quijote Holdings Co., Ltd.	19,000	697,984
East Japan Railway Co.	48,700	4,401,934
Eisai Co., Ltd.	35,800	2,242,153
Electric Power Development Co., Ltd.	23,900	575,214
FamilyMart UNY Holdings Co., Ltd.	11,800	788,814
FANUC Corp.	28,500	4,820,744
Fast Retailing Co., Ltd.	7,500	2,418,522
Fuji Electric Co., Ltd.	96,000	441,808
Fuji Heavy Industries, Ltd.	88,400	3,321,308
FUJIFILM Holdings Corp.	62,000	2,299,833
Fujitsu, Ltd.	270,000	1,455,047
Fukuoka Financial Group, Inc.	97,000	403,722
GungHo Online Entertainment, Inc.	58,900	144,929
Hachijuni Bank, Ltd.	56,700	295,711
Hakuhodo DY Holdings, Inc.	27,200	319,228
Hamamatsu Photonics KK	21,800	671,614
Hankyu Hanshin Holdings, Inc.	35,300	1,218,787
Hikari Tsushin, Inc.	3,900	362,657
Hino Motors, Ltd.	34,000	363,764
Hirose Electric Co., Ltd.	5,100	671,487
Hiroshima Bank, Ltd.	90,000	373,835
Hisamitsu Pharmaceutical Co., Inc.	7,500	405,935
Hitachi Chemical Co., Ltd.	14,100	324,422
Hitachi Construction Machinery Co., Ltd.	19,300	385,394
Hitachi High-Technologies Corp.	11,800	473,019
Hitachi Metals, Ltd.	28,800	354,793
Hitachi, Ltd.	713,000	3,346,153
Hokuriku Electric Power Co.	30,100	367,307
Honda Motor Co., Ltd.	236,500	6,834,892

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hoshizaki Corp.	7,900	$721,917
Hoya Corp.	57,400	2,312,268
Hulic Co., Ltd.	50,000	511,571
Idemitsu Kosan Co., Ltd.	11,800	244,647
IHI Corp.	235,000	683,903
Iida Group Holdings Co., Ltd.	19,000	382,860
Inpex Corp.	138,100	1,257,406
Isetan Mitsukoshi Holdings, Ltd.	55,600	548,213
Isuzu Motors, Ltd.	87,200	1,027,856
ITOCHU Corp.	211,600	2,667,634
Iyo Bank, Ltd.	25,600	155,237
J Front Retailing Co., Ltd.	40,200	527,104
Japan Airlines Co., Ltd.	19,600	576,948
Japan Airport Terminal Co., Ltd.	5,500	210,602
Japan Exchange Group, Inc.	76,200	1,193,115
Japan Post Bank Co., Ltd.	61,200	728,233
Japan Post Holdings Co., Ltd.	67,000	843,437
Japan Prime Realty Investment Corp.	105	474,715
Japan Real Estate Investment Corp.	191	1,143,743
Japan Retail Fund Investment Corp. REIT	380	938,515
Japan Tobacco, Inc.	159,900	6,554,587
JFE Holdings, Inc.	76,300	1,116,931
JGC Corp.	34,100	594,452
Joyo Bank, Ltd.(a)	73,000	303,635
JSR Corp.	24,000	377,741
JTEKT Corp.	27,700	416,629
JX Holdings, Inc.	309,200	1,253,235
Kajima Corp.	139,000	974,049
Kakaku.com, Inc.	18,200	330,019
Kamigumi Co., Ltd.	40,000	349,441
Kaneka Corp.	49,000	388,491
Kansai Electric Power Co., Inc.(a)	104,800	954,724
Kansai Paint Co., Ltd.	33,200	728,770
Kao Corp.	73,500	4,161,290
Kawasaki Heavy Industries, Ltd.	218,000	676,346
KDDI Corp.	268,600	8,333,270
Keihan Holdings Co., Ltd.	84,000	588,313
Keikyu Corp.	73,000	762,771
Keio Corp.	88,000	770,604
Keisei Electric Railway Co., Ltd.	23,000	575,849
Keyence Corp.	6,700	4,915,803
Kikkoman Corp.	23,000	737,635
Kintetsu Group Holdings Co., Ltd.	267,000	1,122,139
Kirin Holdings Co., Ltd.	117,300	1,952,185
Kobe Steel, Ltd.(a)	36,300	329,693
Koito Manufacturing Co., Ltd.	17,300	843,149
Komatsu, Ltd.	136,700	3,140,125
Konami Holdings Corp.	15,400	595,883
Konica Minolta, Inc.	59,300	502,865
Kose Corp.	3,800	389,646
Kubota Corp.	150,300	2,278,012
Kuraray Co., Ltd.	56,000	831,908
Kurita Water Industries, Ltd.	17,800	423,537
Kyocera Corp.	45,700	2,199,070
Kyowa Hakko Kirin Co., Ltd.	40,300	637,429
Kyushu Electric Power Co., Inc.	69,300	651,365
Kyushu Financial Group, Inc.	42,000	286,559
Lawson, Inc.	10,300	814,794
LIXIL Group Corp.	42,100	903,180
M3, Inc.	29,000	994,055
Mabuchi Motor Co., Ltd.	6,500	361,189
Makita Corp.	16,400	1,170,112
Marubeni Corp.	240,700	1,238,208
Marui Group Co., Ltd.	28,700	379,645
Maruichi Steel Tube, Ltd.	6,200	214,681
Mazda Motor Corp.	82,800	1,272,054
McDonald’s Holdings Co., Japan, Ltd.	8,000	235,971
Medipal Holdings Corp.	28,900	501,649
MEIJI Holdings Co., Ltd.	16,500	1,640,560
Minebea Co., Ltd.	41,000	388,299
Miraca Holdings, Inc.	9,700	484,345
Mitsubishi Chemical Holdings Corp.	206,600	1,297,049
Mitsubishi Corp.	220,300	5,028,914
Mitsubishi Electric Corp.	282,000	3,619,307
Mitsubishi Estate Co., Ltd.	185,000	3,476,613
Mitsubishi Gas Chemical Co., Inc.	30,000	430,106
Mitsubishi Heavy Industries, Ltd.	457,000	1,914,322
Mitsubishi Logistics Corp.	15,000	217,239
Mitsubishi Materials Corp.	13,700	375,245
Mitsubishi Motors Corp.	83,400	390,123
Mitsubishi Tanabe Pharma Corp.	36,200	776,418
Mitsubishi UFJ Financial Group, Inc.	1,845,400	9,361,874
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,800	219,654
Mitsui & Co., Ltd.	252,100	3,498,655
Mitsui Chemicals, Inc.	141,000	671,629
Mitsui Fudosan Co., Ltd.	126,000	2,684,281
Mitsui OSK Lines, Ltd.	136,000	316,691
Mixi, Inc.	5,600	203,173
Mizuho Financial Group, Inc.	3,439,400	5,804,910
MS&AD Insurance Group Holdings, Inc.	72,100	2,012,292
Murata Manufacturing Co., Ltd.	28,000	3,659,980
Nabtesco Corp.	18,700	530,515
Nagoya Railroad Co., Ltd.	146,000	795,578
NEC Corp.	385,000	994,378
Nexon Co., Ltd.	29,000	456,179
NGK Insulators, Ltd.	39,100	813,644
NGK Spark Plug Co., Ltd.	29,600	523,765
NH Foods, Ltd.	27,000	653,151
NHK Spring Co., Ltd.	31,800	308,702
Nidec Corp.	35,400	3,276,656
Nikon Corp.	51,400	768,682
Nintendo Co., Ltd.	16,500	4,424,024
Nippon Building Fund, Inc.	205	1,300,644
Nippon Electric Glass Co., Ltd.	76,000	394,066
Nippon Express Co., Ltd.	134,000	627,313

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Paint Holdings Co., Ltd.	25,500	$854,481
Nippon Prologis, Inc. REIT	256	648,382
Nippon Steel & Sumitomo Metal Corp.	114,300	2,348,723
Nippon Telegraph & Telephone Corp.	100,900	4,621,138
Nippon Yusen KK	200,000	374,985
Nissan Motor Co., Ltd.	365,300	3,588,133
Nisshin Seifun Group, Inc.	33,100	505,227
Nissin Foods Holdings Co., Ltd.	9,400	572,115
Nitori Holdings Co., Ltd.	11,600	1,392,446
Nitto Denko Corp.	23,700	1,541,343
NOK Corp.	13,100	287,043
Nomura Holdings, Inc.	514,500	2,308,938
Nomura Real Estate Holdings, Inc.	13,600	230,203
Nomura Real Estate Master Fund, Inc.	571	953,664
Nomura Research Institute, Ltd.	19,900	687,781
NSK, Ltd.	70,500	723,819
NTT Data Corp.	19,500	975,261
NTT DOCOMO, Inc.	199,000	5,062,186
NTT Urban Development Corp.	17,900	173,173
Obayashi Corp.	96,800	961,465
Obic Co., Ltd.	7,900	421,247
Odakyu Electric Railway Co., Ltd.	45,500	1,014,555
Oji Holdings Corp.	104,000	412,778
Olympus Corp.	42,200	1,475,718
Omron Corp.	28,500	1,027,273
Ono Pharmaceutical Co., Ltd.	59,200	1,655,176
Oracle Corp. Japan	4,900	277,222
Oriental Land Co., Ltd.	31,200	1,902,637
ORIX Corp.	197,700	2,920,631
Osaka Gas Co., Ltd.	275,000	1,155,005
Otsuka Corp.	9,100	432,817
Otsuka Holdings Co., Ltd.	55,200	2,519,640
Panasonic Corp.	326,100	3,266,015
Park24 Co., Ltd.	13,000	423,383
Pola Orbis Holdings, Inc.	2,400	215,138
Rakuten, Inc.	133,100	1,739,796
Recruit Holdings Co., Ltd.	54,900	2,242,642
Resona Holdings, Inc.	318,700	1,342,178
Ricoh Co., Ltd.	103,900	941,534
Rinnai Corp.	5,600	522,046
Rohm Co., Ltd.	11,900	628,121
Ryohin Keikaku Co., Ltd.	3,800	768,505
Sankyo Co., Ltd.	5,100	174,479
Santen Pharmaceutical Co., Ltd.	58,800	869,463
SBI Holdings, Inc.	25,100	300,219
Secom Co., Ltd.	29,800	2,228,370
Sega Sammy Holdings, Inc.	32,200	459,966
Seibu Holdings, Inc.	28,800	476,092
Seiko Epson Corp.	43,000	829,127
Sekisui Chemical Co., Ltd.	63,900	920,292
Sekisui House, Ltd.	87,300	1,489,358
Seven & i Holdings Co., Ltd.	109,800	5,198,000
Seven Bank, Ltd.	69,300	222,267
Sharp Corp.(a)	221,000	293,510
Shikoku Electric Power Co., Inc.(a)	16,900	167,356
Shimadzu Corp.	37,000	565,458
Shimamura Co., Ltd.	3,700	451,066
Shimano, Inc.	10,700	1,591,400
Shimizu Corp.	72,000	644,390
Shin-Etsu Chemical Co., Ltd.	56,800	3,968,574
Shinsei Bank, Ltd.	225,000	341,667
Shionogi & Co., Ltd.	42,500	2,180,434
Shiseido Co., Ltd.	54,900	1,456,075
Shizuoka Bank, Ltd.	86,000	689,984
Showa Shell Sekiyu KK	20,300	188,971
SMC Corp.	8,100	2,341,969
SoftBank Group Corp.	139,100	9,027,335
Sohgo Security Services Co., Ltd.	11,200	602,751
Sompo Japan Nipponkoa Holdings, Inc.	50,600	1,501,725
Sony Corp.	183,500	6,087,868
Sony Financial Holdings, Inc.	22,800	314,429
Stanley Electric Co., Ltd.	23,600	638,974
Start Today Co., Ltd.	30,300	522,083
Sumitomo Chemical Co., Ltd.	242,000	1,076,792
Sumitomo Corp.	169,700	1,902,357
Sumitomo Dainippon Pharma Co., Ltd.	26,900	521,738
Sumitomo Electric Industries, Ltd.	108,600	1,537,369
Sumitomo Heavy Industries, Ltd.	94,000	465,094
Sumitomo Metal Mining Co., Ltd.	73,000	1,009,651
Sumitomo Mitsui Financial Group, Inc.	195,100	6,599,511
Sumitomo Mitsui Trust Holdings, Inc.	47,700	1,560,589
Sumitomo Realty & Development Co., Ltd.	52,000	1,349,745
Sumitomo Rubber Industries, Ltd.	29,600	448,345
Sundrug Co., Ltd.	6,200	521,143
Suntory Beverage & Food, Ltd.	20,800	900,601
Suruga Bank, Ltd.	26,800	643,274
Suzuken Co., Ltd.	13,600	449,700
Suzuki Motor Corp.	52,300	1,754,212
Sysmex Corp.	22,600	1,679,090
T&D Holdings, Inc.	89,500	1,011,054
Taiheiyo Cement Corp.	200,000	576,288
Taisei Corp.	154,000	1,156,945
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	605,539
Taiyo Nippon Sanso Corp.	12,000	125,379
Takashimaya Co., Ltd.	53,000	435,782
Takeda Pharmaceutical Co., Ltd.	103,700	4,977,171
TDK Corp.	17,900	1,200,941
Teijin, Ltd.	23,000	446,818
Terumo Corp.	48,700	1,875,865
THK Co., Ltd.	21,300	419,555
Tobu Railway Co., Ltd.	153,000	780,468
Toho Co., Ltd.	14,000	465,686
Toho Gas Co., Ltd.	63,000	590,759
Tohoku Electric Power Co., Inc.	67,900	886,705
Tokio Marine Holdings, Inc.	99,700	3,828,779

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Tokyo Electric Power Co. Holdings, Inc.(a)	218,600	$948,264
Tokyo Electron, Ltd.	22,400	1,982,538
Tokyo Gas Co., Ltd.	296,000	1,318,730
Tokyo Tatemono Co., Ltd.	23,400	281,872
Tokyu Corp.	155,000	1,184,024
Tokyu Fudosan Holdings Corp.	62,300	339,263
TonenGeneral Sekiyu KK	50,000	507,747
Toppan Printing Co., Ltd.	80,000	723,153
Toray Industries, Inc.	209,000	2,038,369
Toshiba Corp.(a)	576,000	1,922,693
TOTO, Ltd.	22,500	851,835
Toyo Seikan Group Holdings, Ltd.	19,900	352,303
Toyo Suisan Kaisha, Ltd.	14,500	615,987
Toyoda Gosei Co., Ltd.	9,700	225,837
Toyota Industries Corp.	23,900	1,110,890
Toyota Motor Corp.	388,100	22,543,425
Toyota Tsusho Corp.	32,200	749,353
Trend Micro, Inc.	18,100	632,294
Tsuruha Holdings, Inc.	5,700	659,834
Unicharm Corp.	58,400	1,517,431
United Urban Investment Corp.	461	839,687
USS Co., Ltd.	36,100	611,819
West Japan Railway Co.	23,900	1,484,668
Yahoo! Japan Corp.	212,100	847,196
Yakult Honsha Co., Ltd.	14,300	647,206
Yamada Denki Co., Ltd.	100,200	497,687
Yamaguchi Financial Group, Inc.	27,000	288,197
Yamaha Corp.	25,200	816,885
Yamaha Motor Co., Ltd.	43,800	886,128
Yamato Holdings Co., Ltd.	52,600	1,227,779
Yamazaki Baking Co., Ltd.	22,000	541,706
Yaskawa Electric Corp.	34,200	512,234
Yokogawa Electric Corp.	38,300	510,931
Yokohama Rubber Co., Ltd.	11,800	189,147

		435,259,201

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	23,594	617,670

Luxembourg – 0.3%
ArcelorMittal(a)	263,568	1,607,976
Millicom International Cellular SA SDR	10,834	562,071
RTL Group SA(a)	6,365	528,984
SES SA	53,045	1,303,034
Tenaris SA	72,792	1,037,211

		5,039,276

Macau – 0.0%(b)
MGM China Holdings, Ltd.	169,200	295,880
Wynn Macau, Ltd.	201,200	335,865

		631,745

Mexico – 0.1%
Fresnillo PLC	35,255	829,046

Netherlands – 4.0%
ABN AMRO Group NV(d)	37,771	781,272
Aegon NV	288,008	1,099,024
AerCap Holdings NV(a)	26,299	1,012,248
Akzo Nobel NV	35,080	2,373,758
Altice NV Class A(a)	57,665	1,033,167
Altice NV Class B(a)	13,715	246,592
ASML Holding NV	53,578	5,874,015
Boskalis Westminster	14,615	520,367
Gemalto NV	12,582	806,442
Heineken Holding NV	14,704	1,178,493
Heineken NV	32,458	2,854,240
ING Groep NV	561,902	6,939,806
Koninklijke Ahold Delhaize NV	186,971	4,260,148
Koninklijke DSM NV	25,939	1,752,502
Koninklijke KPN NV	490,278	1,627,266
Koninklijke Philips NV	136,239	4,032,866
Koninklijke Vopak NV	9,149	480,029
NN Group NV	46,733	1,435,298
NXP Semiconductors NV(a)	42,752	4,361,131
OCI NV(a)	10,301	151,877
Randstad Holding NV	15,422	701,557
Royal Dutch Shell PLC Class A	622,277	15,514,982
Royal Dutch Shell PLC Class B	548,380	14,248,387
Wolters Kluwer NV	43,125	1,844,383

		75,129,850

New Zealand – 0.2%
Auckland International Airport, Ltd.	146,479	784,076
Contact Energy, Ltd.	116,874	428,407
Fletcher Building, Ltd.	106,395	832,139
Mercury NZ, Ltd.	76,048	168,427
Meridian Energy, Ltd.	159,311	301,617
Ryman Healthcare, Ltd.	46,924	328,957
Spark New Zealand, Ltd.	282,139	741,312

		3,584,935

Norway – 0.7%
DNB ASA	140,362	1,845,835
Gjensidige Forsikring ASA	32,985	617,104
Marine Harvest ASA(a)	59,901	1,074,817
Norsk Hydro ASA	200,287	866,244
Orkla ASA	119,506	1,237,871
Schibsted ASA Class A	13,202	388,892
Schibsted ASA Class B	15,363	412,328
Statoil ASA	167,226	2,808,245
Telenor ASA	112,619	1,937,142
Yara International ASA	26,541	884,680

		12,073,158

Portugal – 0.1%
EDP - Energias de Portugal SA	332,703	1,117,001
Galp Energia SGPS SA	66,475	908,538
Jeronimo Martins SGPS SA	36,591	634,435

		2,659,974

Singapore – 1.2%
Ascendas REIT	337,950	625,824
CapitaLand Commercial Trust	343,000	401,227
CapitaLand Mall Trust REIT	390,000	621,454
CapitaLand, Ltd.	392,000	925,591
City Developments, Ltd.	50,000	334,482
ComfortDelGro Corp., Ltd.	335,000	693,069
DBS Group Holdings, Ltd.	252,172	2,861,881

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Genting Singapore PLC	953,000	$526,741
Global Logistic Properties, Ltd.	415,000	572,536
Golden Agri-Resources, Ltd.	741,000	193,784
Hutchison Port Holdings Trust	627,000	279,902
Jardine Cycle & Carriage, Ltd.	12,333	389,629
Keppel Corp., Ltd.	223,000	887,707
Oversea-Chinese Banking Corp., Ltd.	436,026	2,779,370
Sembcorp Industries, Ltd.	117,000	223,949
Sembcorp Marine, Ltd.	90,000	86,792
Singapore Airlines, Ltd.	69,000	533,169
Singapore Exchange, Ltd.	123,000	671,023
Singapore Press Holdings, Ltd.	244,000	683,957
Singapore Technologies Engineering, Ltd.	247,000	587,626
Singapore Telecommunications, Ltd.	1,164,000	3,405,197
StarHub, Ltd.	71,000	179,311
Suntec Real Estate Investment Trust	318,000	401,066
United Overseas Bank, Ltd.	183,000	2,539,369
UOL Group, Ltd.	67,000	276,989
Wilmar International, Ltd.	294,000	698,138

		22,379,783

South Africa – 0.1%
Investec PLC	100,975	616,872
Mediclinic International PLC	47,524	571,141
Mondi PLC	53,824	1,133,328

		2,321,341

Spain – 2.9%
Abertis Infraestructuras SA	92,986	1,449,250
ACS Actividades de Construccion y Servicios SA	25,488	770,783
Aena SA(d)	9,759	1,441,102
Amadeus IT Group SA Class A	61,812	3,086,453
Banco Bilbao Vizcaya Argentaria SA	946,727	5,730,524
Banco de Sabadell SA	783,804	1,004,558
Banco Popular Espanol SA	512,183	634,164
Banco Santander SA	2,090,732	9,278,925
Bankia SA	751,511	616,917
Bankinter SA	107,017	761,737
CaixaBank SA	475,186	1,201,281
Distribuidora Internacional de Alimentacion SA	75,755	469,297
Enagas SA	34,959	1,052,067
Endesa SA	49,055	1,052,147
Ferrovial SA	70,078	1,492,752
Gas Natural SDG SA	51,472	1,058,588
Grifols SA	46,071	993,469
Iberdrola SA	778,939	5,298,443
Industria de Diseno Textil SA	158,719	5,887,323
Mapfre SA	125,941	352,502
Red Electrica Corp. SA	62,652	1,352,354
Repsol SA	157,592	2,141,623
Telefonica SA	650,403	6,580,190
Zardoya Otis SA	22,539	216,940

		53,923,389

Sweden – 2.7%
Alfa Laval AB	44,577	699,802
Assa Abloy AB Class B	141,041	2,868,023
Atlas Copco AB Class A	94,752	2,856,260
Atlas Copco AB Class B	58,796	1,608,735
Boliden AB	42,485	999,924
Electrolux AB Series B	37,284	935,087
Getinge AB Class B	32,302	627,040
Hennes & Mauritz AB Class B	138,611	3,917,585
Hexagon AB Class B	37,229	1,628,013
Husqvarna AB Class B	52,960	462,827
ICA Gruppen AB	13,522	447,272
Industrivarden AB Class C	27,746	514,236
Investor AB Class B	64,606	2,365,442
Kinnevik AB Class B	36,626	935,340
Lundin Petroleum AB(a)	30,763	563,833
Nordea Bank AB	444,122	4,416,211
Sandvik AB	152,797	1,683,569
Securitas AB Class B	46,973	787,703
Skandinaviska Enskilda Banken AB Class A	216,362	2,177,639
Skanska AB Class B	52,118	1,219,238
SKF AB Class B	58,768	1,016,235
Svenska Cellulosa AB SCA Class B	85,633	2,545,044
Svenska Handelsbanken AB Class A	220,221	3,031,198
Swedbank AB Class A	127,657	3,003,496
Swedish Match AB	30,182	1,108,903
Tele2 AB Class B	42,094	363,842
Telefonaktiebolaget LM Ericsson Class B	446,181	3,225,838
Telia Co. AB	372,303	1,669,795
Volvo AB Class B	218,571	2,498,935

		50,177,065

Switzerland – 9.2%
ABB, Ltd.(a)	289,750	6,544,520
Actelion, Ltd.(a)	15,172	2,638,560
Adecco Group AG	25,044	1,414,680
Aryzta AG(a)	14,306	637,734
Baloise Holding AG	7,877	955,828
Barry Callebaut AG(a)	370	493,486
Chocoladefabriken Lindt & Spruengli AG(c)	154	892,537
Chocoladefabriken Lindt & Spruengli AG(c)	16	1,094,368
Cie Financiere Richemont SA	77,211	4,719,113
Coca-Cola HBC AG(a)	29,579	688,676
Credit Suisse Group AG(a)	273,072	3,596,657
Dufry AG(a)	7,183	902,490
EMS-Chemie Holding AG	1,306	703,504
Galenica AG	619	659,684
Geberit AG	5,568	2,445,966
Givaudan SA	1,360	2,778,665
Glencore PLC(a)	1,785,002	4,898,390
Julius Baer Group, Ltd.(a)	33,901	1,384,865
Kuehne + Nagel International AG	8,156	1,187,848
LafargeHolcim, Ltd.(a)(c)	4,070	220,007
LafargeHolcim, Ltd.(a)(c)	62,670	3,401,879
Lonza Group AG(a)	7,904	1,516,093
Nestle SA	465,292	36,820,939

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Novartis AG	326,123	$25,793,479
Pargesa Holding SA	5,778	396,737
Partners Group Holding AG	2,615	1,324,053
Roche Holding AG	102,612	25,554,157
Schindler Holding AG(c)	6,656	1,252,588
Schindler Holding AG(c)	3,298	626,020
SGS SA	813	1,825,696
Sika AG	321	1,567,332
Sonova Holding AG	8,060	1,145,352
STMicroelectronics NV	101,844	832,689
Swatch Group AG (c)	8,419	469,779
Swatch Group AG (c)	4,685	1,331,015
Swiss Life Holding AG(a)	4,833	1,256,021
Swiss Prime Site AG(a)	10,706	942,231
Swiss Re AG	49,389	4,470,398
Swisscom AG	3,842	1,831,480
Syngenta AG	10,780	4,731,247
UBS Group AG	537,966	7,364,780
Wolseley PLC	36,334	2,048,008
Zurich Insurance Group AG(a)	22,193	5,735,840

		171,095,391

United Kingdom – 16.2%
3i Group PLC	142,189	1,201,490
Aberdeen Asset Management PLC	149,307	631,587
Admiral Group PLC	32,886	874,749
Aggreko PLC	30,813	380,714
Anglo American PLC(a)	198,863	2,485,433
Ashtead Group PLC	73,572	1,211,764
Associated British Foods PLC	50,764	1,714,243
AstraZeneca PLC	185,263	12,022,503
Auto Trader Group PLC(d)	157,716	830,931
Aviva PLC	600,174	3,432,168
Babcock International Group PLC	40,052	537,395
BAE Systems PLC	469,661	3,197,547
Barclays PLC	2,448,217	5,319,456
Barratt Developments PLC	155,655	998,699
Berkeley Group Holdings PLC	20,771	695,562
BP PLC	2,725,809	15,922,958
British American Tobacco PLC	272,519	17,418,396
British Land Co. PLC REIT	142,559	1,170,258
BT Group PLC	1,230,116	6,202,715
Bunzl PLC	48,284	1,426,949
Burberry Group PLC	67,953	1,215,238
Capita PLC	96,562	838,327
Centrica PLC	768,448	2,277,113
CNH Industrial NV	155,532	1,114,126
Cobham PLC	281,893	614,607
Coca-Cola European Partners PLC	32,974	1,313,556
Compass Group PLC	239,817	4,654,663
Croda International PLC	20,453	924,955
DCC PLC	12,908	1,175,355
Diageo PLC	367,960	10,562,863
Direct Line Insurance Group PLC	208,724	988,124
Dixons Carphone PLC	154,993	741,945
easyJet PLC	19,322	252,494
Fiat Chrysler Automobiles NV	134,034	852,288
G4S PLC	247,368	731,024
GKN PLC	263,639	1,096,379
GlaxoSmithKline PLC	712,899	15,217,089
Hammerson PLC	122,096	931,286
Hargreaves Lansdown PLC	41,540	685,513
HSBC Holdings PLC	2,893,296	21,796,049
ICAP PLC	88,175	532,184
IMI PLC	44,363	618,764
Imperial Brands PLC	139,065	7,173,503
Inmarsat PLC	71,204	650,542
InterContinental Hotels Group PLC	27,266	1,126,241
International Consolidated Airlines Group SA	130,111	675,359
Intertek Group PLC	23,642	1,069,638
Intu Properties PLC	154,211	592,531
ITV PLC	525,889	1,278,466
J Sainsbury PLC	252,674	806,551
Johnson Matthey PLC	29,432	1,258,161
Kingfisher PLC	327,991	1,603,807
Land Securities Group PLC REIT	113,588	1,560,002
Legal & General Group PLC	843,769	2,396,517
Lloyds Banking Group PLC	9,325,307	6,602,951
London Stock Exchange Group PLC	44,941	1,632,127
Marks & Spencer Group PLC	238,619	1,025,956
Meggitt PLC	120,068	702,342
Merlin Entertainments PLC(d)	113,079	645,142
National Grid PLC	543,098	7,686,939
Next PLC	21,555	1,337,168
Old Mutual PLC	703,294	1,847,549
Pearson PLC	119,054	1,166,390
Persimmon PLC	45,298	1,067,415
Petrofac, Ltd.	32,331	375,040
Provident Financial PLC	23,000	905,087
Prudential PLC	373,479	6,635,092
Randgold Resources, Ltd.	13,486	1,354,594
Reckitt Benckiser Group PLC	92,074	8,687,353
RELX NV	140,686	2,517,428
RELX PLC	155,915	2,963,194
Rio Tinto PLC	179,918	5,992,939
Rio Tinto, Ltd.	60,154	2,392,643
Rolls-Royce Holdings PLC(a)	259,552	2,426,865
Royal Bank of Scotland Group PLC(a)	507,619	1,177,756
Royal Mail PLC	139,794	889,031
RSA Insurance Group PLC	156,809	1,109,913
SABMiller PLC	140,947	8,228,140
Sage Group PLC	155,574	1,489,722
Schroders PLC	21,465	751,233
Segro PLC	118,524	697,869
Severn Trent PLC	34,519	1,122,531
Sky PLC	148,184	1,721,245
Smith & Nephew PLC	127,356	2,058,562
Smiths Group PLC	60,781	1,156,306
SSE PLC	150,407	3,060,836
St James’s Place PLC	81,049	997,069
Standard Chartered PLC(a)	478,986	3,906,442
Standard Life PLC	285,803	1,276,012
Tate & Lyle PLC	61,282	596,157

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Taylor Wimpey PLC	482,410	$964,320
Tesco PLC(a)	1,221,397	2,899,180
Travis Perkins PLC	39,316	785,909
Unilever NV	236,552	10,903,078
Unilever PLC	185,893	8,815,817
United Utilities Group PLC	99,098	1,289,989
Vodafone Group PLC	3,893,781	11,191,620
Weir Group PLC	34,206	755,052
Whitbread PLC	26,384	1,341,993
William Hill PLC	143,001	565,379
Wm Morrison Supermarkets PLC	346,172	979,618
Worldpay Group PLC(d)	279,733	1,074,920
WPP PLC	188,262	4,434,946

		301,205,636

United States – 0.7%
Carnival PLC	27,515	1,345,390
Mobileye NV(a)	26,837	1,142,451
QIAGEN NV(a)	34,355	947,657
Shire PLC	97,933	6,346,581
Shire PLC ADR	10,670	2,068,486
Taro Pharmaceutical Industries, Ltd.(a)	2,744	303,239

		12,153,804

TOTAL COMMON STOCKS (Cost $1,830,613,359)		1,814,919,633

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(e)(f) (Cost $33,896,893)	33,896,893	33,896,893

TOTAL INVESTMENTS – 99.5% (Cost $1,864,510,252)		1,848,816,526
Other Assets in Excess of Liabilities – 0.5%		10,089,830

NET ASSETS – 100.0%		$1,858,906,356

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/16/2016	490	$41,814,150	$68,093

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$134,345,884	$–	$–	$134,345,884
Austria	3,419,515	–	–	3,419,515
Belgium	25,022,912	–	–	25,022,912
Chile	460,757	–	–	460,757
China	141,642	–	–	141,642
Denmark	32,081,447	–	–	32,081,447
Finland	17,990,992	–	–	17,990,992
France	171,930,296	–	–	171,930,296
Germany	162,052,343	–	–	162,052,343
Hong Kong	63,532,412	–	–	63,532,412
Ireland	12,141,851	–	–	12,141,851
Israel	11,600,092	–	–	11,600,092
Italy	31,118,226	–	–	31,118,226
Japan	435,259,201	–	–	435,259,201
Jordan	617,670	–	–	617,670
Luxembourg	5,039,276	–	–	5,039,276
Macau	631,745	–	–	631,745
Mexico	829,046	–	–	829,046
Netherlands	75,129,850	–	–	75,129,850
New Zealand	3,584,935	–	–	3,584,935
Norway	12,073,158	–	–	12,073,158
Portugal	2,659,974	–	–	2,659,974
Singapore	22,379,783	–	–	22,379,783
South Africa	2,321,341	–	–	2,321,341
Spain	53,923,389	–	–	53,923,389
Sweden	50,177,065	–	–	50,177,065
Switzerland	171,095,391	–	–	171,095,391
United Kingdom	301,205,636	–	–	301,205,636
United States	12,153,804	–	–	12,153,804
Short-Term Investment	33,896,893	–	–	33,896,893

Total Investments	$1,848,816,526	$–	$–	$1,848,816,526

Other Financial Instruments:
Futures Contracts (a)	68,093	–	–	68,093

Total Investments and Other Financial Instruments	$1,848,884,619	$–	$–	$1,848,884,619

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 4/30/16*	Value at 4/30/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	262,186,112	228,289,219	33,896,893	$33,896,893	$54,763	$–

Total		$–				$33,896,893	$54,763	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 19.9%
State Street Equity 500 Index II Portfolio	923,241	$10,294,140
State Street Small/Mid Cap Equity Index Portfolio	189,001	1,935,373

		12,229,513

Domestic Fixed Income – 64.8%
SPDR Barclays 1-10 Year TIPS ETF	557,490	11,027,152
SPDR Barclays High Yield Bond ETF	117,267	4,306,044
SPDR Barclays Short Term Corporate Bond ETF	80,015	2,462,062
SPDR Barclays Short Term Treasury ETF	317,013	9,684,747
State Street Aggregate Bond Index Portfolio	1,192,696	12,260,916

		39,740,921

International Equity – 10.2%
State Street Global Equity ex-U.S. Index Portfolio	690,629	6,236,376

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	60,838	3,030,949

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $60,542,457)		61,237,759

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $121,892)	121,892	121,892

TOTAL INVESTMENTS – 100.0% (Cost $60,664,349)		61,359,651
Liabilities in Excess of Other Assets – (0.0)%(d)		(8,791)

NET ASSETS – 100.0%		$61,350,860

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$12,229,513	$–	$–	$12,229,513
Domestic Fixed Income	39,740,921	–	–	39,740,921
International Equity	6,236,376	–	–	6,236,376
Real Estate	3,030,949	–	–	3,030,949
Short-Term Investment	121,892	–	–	121,892

Total Investments	$61,359,651	$–	$–	$61,359,651

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	221,217	$4,242,942	417,697	81,424	557,490	$11,027,152	$92,501	$20,327
SPDR Barclays High Yield Bond ETF	48,169	1,633,411	96,388	27,290	117,267	4,306,044	105,816	(110,840)
SPDR Barclays Short Term Corporate Bond ETF	30,696	933,159	64,379	15,060	80,015	2,462,062	15,252	(1,021)
SPDR Barclays Short Term Treasury ETF	123,343	3,712,624	246,641	52,971	317,013	9,684,747	34,849	13,098
SPDR Dow Jones Global Real Estate ETF	24,707	1,156,288	49,441	13,310	60,838	3,030,949	43,950	(3,120)
State Street Aggregate Bond Index Portfolio	472,975	4,677,727	888,195	168,474	1,192,696	12,260,916	116,275	(784)
State Street Equity 500 Index II Portfolio	375,107	3,871,104	693,274	145,140	923,241	10,294,140	–	3,676
State Street Global Equity ex-U.S. Index Portfolio	276,385	2,335,452	542,592	128,348	690,629	6,236,376	–	(111,713)
State Street Institutional Liquid Reserves Fund, Premier Class	42,203	42,203	24,007,684	23,927,995	121,892	121,892	1,039	–
State Street Small/Mid Cap Equity Index Portfolio	78,596	730,947	147,648	37,243	189,001	1,935,373	–	(3,806)

Total		$23,335,857				$61,359,651	$409,682	$(194,183)

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 24.8%
State Street Equity 500 Index II Portfolio	1,499,632	$16,720,899
State Street Small/Mid Cap Equity Index Portfolio	288,406	2,953,277

		19,674,176

Domestic Fixed Income – 56.6%
SPDR Barclays 1-10 Year TIPS ETF	789,424	15,614,807
SPDR Barclays High Yield Bond ETF	151,537	5,564,439
SPDR Barclays Short Term Corporate Bond ETF	35,543	1,093,658
SPDR Barclays Short Term Treasury ETF	136,868	4,181,317
State Street Aggregate Bond Index Portfolio	1,789,059	18,391,527

		44,845,748

International Equity – 13.5%
State Street Global Equity ex-U.S. Index Portfolio	1,179,656	10,652,296

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	78,617	3,916,699

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $78,640,246)		79,088,919

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $75,548)	75,548	75,548

TOTAL INVESTMENTS – 99.9% (Cost $78,715,794)		79,164,467
Other Assets in Excess of Liabilities – 0.1%		62,767

NET ASSETS – 100.0%		$79,227,234

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$19,674,176	$–	$–	$19,674,176
Domestic Fixed Income	44,845,748	–	–	44,845,748
International Equity	10,652,296	–	–	10,652,296
Real Estate	3,916,699	–	–	3,916,699
Short-Term Investment	75,548	–	–	75,548

Total Investments	$79,164,467	$–	$–	$79,164,467

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	53,475	$1,025,651	808,969	73,020	789,424	$15,614,807	$127,798	$34,997
SPDR Barclays High Yield Bond ETF	11,031	374,061	170,708	30,202	151,537	5,564,439	82,246	23,063
SPDR Barclays Short Term Corporate Bond ETF	1,757	53,413	46,011	12,225	35,543	1,093,658	3,705	764
SPDR Barclays Short Term Treasury ETF	6,590	198,359	149,257	18,979	136,868	4,181,317	7,933	2,201
SPDR Dow Jones Global Real Estate ETF	5,658	264,794	91,872	18,913	78,617	3,916,699	38,125	45,719
State Street Aggregate Bond Index Portfolio	129,905	1,284,764	1,851,516	192,362	1,789,059	18,391,527	112,874	41,362
State Street Equity 500 Index II Portfolio	111,971	1,155,545	1,593,339	205,678	1,499,632	16,720,899	–	161,312
State Street Global Equity ex-U.S. Index Portfolio	88,277	745,943	1,307,038	215,659	1,179,656	10,652,296	–	64,591
State Street Institutional Liquid Reserves Fund, Premier Class	5,195	5,195	34,393,319	34,322,966	75,548	75,548	1,313	–
State Street Small/Mid Cap Equity Index Portfolio	23,068	214,531	320,777	55,439	288,406	2,953,277	–	46,619

Total		$5,322,256				$79,164,467	$373,994	$420,628

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 33.2%
State Street Equity 500 Index II Portfolio	5,926,712	$66,082,843
State Street Small/Mid Cap Equity Index Portfolio	1,445,009	14,796,895

		80,879,738

Domestic Fixed Income – 44.0%
SPDR Barclays TIPS ETF	278,125	16,172,969
SPDR Barclays 1-10 Year TIPS ETF	737,963	14,596,908
SPDR Barclays High Yield Bond ETF	399,835	14,681,941
SPDR Barclays Long Term Treasury ETF	92,341	7,300,480
State Street Aggregate Bond Index Portfolio	5,314,377	54,631,795

		107,384,093

International Equity – 19.3%
State Street Global Equity ex-U.S. Index Portfolio	5,198,079	46,938,651

Real Estate – 3.4%
SPDR Dow Jones Global Real Estate ETF	163,355	8,138,346

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $239,791,091)		243,340,828

SHORT-TERM INVESTMENT – 0.0%(b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(c)(d) (Cost $100,222)	100,222	100,222

TOTAL INVESTMENTS – 99.9% (Cost $239,891,313)		243,441,050
Other Assets in Excess of Liabilities – 0.1%		265,500

NET ASSETS – 100.0%		$243,706,550

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)	Amount shown represents less than 0.05% of net assets.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$80,879,738	$–	$–	$80,879,738
Domestic Fixed Income	107,384,093	–	–	107,384,093
International Equity	46,938,651	–	–	46,938,651
Real Estate	8,138,346	–	–	8,138,346
Short-Term Investment	100,222	–	–	100,222

Total Investments	$243,441,050	$–	$–	$243,441,050

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays 1-10 Year TIPS ETF	85,938	$1,648,291	693,711	41,686	737,963	$14,596,908	$97,646	$16,438
SPDR Barclays High Yield Bond ETF	96,236	3,263,363	353,070	49,471	399,835	14,681,941	277,177	(189,282)
SPDR Barclays Long Term Treasury ETF	30,708	2,145,875	89,921	28,288	92,341	7,300,480	55,495	134,558
SPDR Barclays TIPS ETF	84,566	4,619,841	253,940	60,381	278,125	16,172,969	173,873	59,229
SPDR Dow Jones Global Real Estate ETF	34,554	1,617,127	144,558	15,757	163,355	8,138,346	89,502	4,703
State Street Aggregate Bond Index Portfolio	1,158,674	11,459,287	4,448,765	293,062	5,314,377	54,631,795	396,547	6,726
State Street Equity 500 Index II Portfolio	1,466,126	15,130,420	4,907,594	447,008	5,926,712	66,082,843	–	63,755
State Street Global Equity ex-U.S. Index Portfolio	1,283,147	10,842,592	4,535,760	620,828	5,198,079	46,938,651	–	(476,015)
State Street Institutional Liquid Reserves Fund, Premier Class	59,223	59,223	63,708,736	63,667,737	100,222	100,222	2,715	–
State Street Small/Mid Cap Equity Index Portfolio	368,793	3,429,773	1,230,132	153,916	1,445,009	14,796,895	–	9,704

Total		$54,215,792				$243,441,050	$1,092,955	$(370,184)

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity(a) – 41.1%
State Street Equity 500 Index II Portfolio	6,097,673	$67,989,057
State Street Small/Mid Cap Equity Index Portfolio	1,737,617	17,793,196

		85,782,253

Domestic Fixed Income – 32.7%
SPDR Barclays High Yield Bond ETF	293,133	10,763,844
SPDR Barclays Long Term Treasury ETF	210,074	16,608,450
SPDR Barclays TIPS ETF	192,313	11,183,001
State Street Aggregate Bond Index Portfolio	2,909,302	29,907,627

		68,462,922

International Equity – 25.0%
State Street Global Equity ex-U.S. Index Portfolio	5,782,270	52,213,898

Real Estate – 0.9%
SPDR Dow Jones Global Real Estate ETF	36,174	1,802,189

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $204,324,266)		208,261,262

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $369,871)	369,871	369,871

TOTAL INVESTMENTS – 99.9% (Cost $204,694,137)		208,631,133
Other Assets in Excess of Liabilities – 0.1%		109,448

NET ASSETS – 100.0%		$208,740,581

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$85,782,253	$–	$–	$85,782,253
Domestic Fixed Income	68,462,922	–	–	68,462,922
International Equity	52,213,898	–	–	52,213,898
Real Estate	1,802,189	–	–	1,802,189
Short-Term Investment	369,871	–	–	369,871

Total Investments	$208,631,133	$–	$–	$208,631,133

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays High Yield Bond ETF	35,195	$1,193,463	276,774	18,836	293,133	$10,763,844	$160,716	$(51,489)
SPDR Barclays Long Term Treasury ETF	32,230	2,252,232	204,628	26,784	210,074	16,608,450	95,177	195,944
SPDR Barclays TIPS ETF	19,973	1,091,125	183,380	11,040	192,313	11,183,001	94,110	18,006
SPDR Dow Jones Global Real Estate ETF	2,689	125,845	39,106	5,621	36,174	1,802,189	14,830	18,453
State Street Aggregate Bond Index Portfolio	360,531	3,565,649	2,663,313	114,542	2,909,302	29,907,627	185,846	5,181
State Street Equity 500 Index II Portfolio	806,639	8,324,515	5,556,144	265,110	6,097,673	67,989,057	–	61,945
State Street Global Equity ex-U.S. Index Portfolio	761,307	6,433,045	5,516,750	495,787	5,782,270	52,213,898	–	(262,031)
State Street Institutional Liquid Reserves Fund, Premier Class	58,469	58,469	46,305,958	45,994,556	369,871	369,871	2,097	–
State Street Small/Mid Cap Equity Index Portfolio	240,898	2,240,347	1,646,358	149,639	1,737,617	17,793,196	–	36,342

Total		$25,284,690				$208,631,133	$552,776	$22,351

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.1%(a)
Domestic Equity – 46.2%
State Street Equity 500 Index II Portfolio	7,097,351	$79,135,464
State Street Small/Mid Cap Equity Index Portfolio	2,340,167	23,963,314

		103,098,778

Domestic Fixed Income – 25.4%
SPDR Barclays High Yield Bond ETF	132,102	4,850,785
SPDR Barclays Long Term Treasury ETF	274,166	21,675,564
SPDR Barclays TIPS ETF	61,249	3,561,629
State Street Aggregate Bond Index Portfolio	2,578,257	26,504,481

		56,592,459

International Equity – 28.5%
State Street Global Equity ex-U.S. Index Portfolio	7,051,190	63,672,249

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $218,744,757)		223,363,486

SHORT-TERM INVESTMENT – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $299,538)	299,538	299,538

TOTAL INVESTMENTS – 100.2% (Cost $219,044,295)		223,663,024
Liabilities in Excess of Other Assets – (0.2)%		(507,153)

NET ASSETS – 100.0%		$223,155,871

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$103,098,778	$–	$–	$103,098,778
Domestic Fixed Income	56,592,459	–	–	56,592,459
International Equity	63,672,249	–	–	63,672,249
Short-Term Investment	299,538	–	–	299,538

Total Investments	$223,663,024	$–	$–	$223,663,024

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

Schedule of Investments – (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays High Yield Bond ETF	26,115	$885,559	124,229	18,242	132,102	$4,850,785	$83,157	$(55,660)
SPDR Barclays Long Term Treasury ETF	71,969	5,029,194	244,025	41,828	274,166	21,675,564	147,490	155,007
SPDR Barclays TIPS ETF	11,571	632,124	59,604	9,926	61,249	3,561,629	31,841	12,471
State Street Aggregate Bond Index Portfolio	590,423	5,839,285	2,068,816	80,982	2,578,257	26,504,481	195,958	(699)
State Street Equity 500 Index II Portfolio	1,734,874	17,903,899	5,595,161	232,684	7,097,351	79,135,464	–	19,438
State Street Global Equity ex-U.S. Index Portfolio	1,710,901	14,457,117	5,834,880	494,591	7,051,190	63,672,249	–	(364,647)
State Street Institutional Liquid Reserves Fund, Premier Class	61,616	61,616	35,899,359	35,661,437	299,538	299,538	1,954	–
State Street Small/Mid Cap Equity Index Portfolio	596,282	5,545,426	1,905,134	161,249	2,340,167	23,963,314	–	11,006

Total		$50,354,220				$223,663,024	$460,400	$(223,084)

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 50.1%
State Street Equity 500 Index II Portfolio	5,404,891	$60,264,535
State Street Small/Mid Cap Equity Index Portfolio	2,039,469	20,884,158

		81,148,693

Domestic Fixed Income – 18.5%
SPDR Barclays Long Term Treasury ETF	198,685	15,708,036
State Street Aggregate Bond Index Portfolio	1,376,570	14,151,136

		29,859,172

International Equity – 31.2%
State Street Global Equity ex-U.S. Index Portfolio	5,600,040	50,568,365

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $157,876,178)		161,576,230

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $352,234)	352,234	352,234

TOTAL INVESTMENTS – 100.0% (Cost $158,228,412)		161,928,464
Liabilities in Excess of Other Assets – (0.0)%		(17,459)

NET ASSETS – 100.0%		$161,911,005

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$81,148,693	$–	$–	$81,148,693
Domestic Fixed Income	29,859,172	–	–	29,859,172
International Equity	50,568,365	–	–	50,568,365
Short-Term Investment	352,234	–	–	352,234

Total Investments	$161,928,464	$–	$–	$161,928,464

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	27,142	$1,896,683	201,024	29,481	198,685	$15,708,036	$86,275	$198,236
State Street Aggregate Bond Index Portfolio	156,435	1,547,145	1,260,901	40,766	1,376,570	14,151,136	85,167	274
State Street Equity 500 Index II Portfolio	690,403	7,124,961	4,950,883	236,395	5,404,891	60,264,535	–	45,374
State Street Global Equity ex-U.S. Index Portfolio	710,580	6,004,397	5,280,606	391,146	5,600,040	50,568,365	–	(212,479)
State Street Institutional Liquid Reserves Fund, Premier Class	29,072	29,072	24,289,213	23,966,051	352,234	352,234	1,213	–
State Street Small/Mid Cap Equity Index Portfolio	274,432	2,552,213	1,916,463	151,426	2,039,469	20,884,158	–	19,464

Total		$19,154,471				$161,928,464	$172,655	$50,869

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 53.1%
State Street Equity 500 Index II Portfolio	4,838,766	$53,952,245
State Street Small/Mid Cap Equity Index Portfolio	2,111,205	21,618,742

		75,570,987

Domestic Fixed Income – 13.5%
SPDR Barclays Long Term Treasury ETF	174,593	13,803,323
State Street Aggregate Bond Index Portfolio	518,466	5,329,826

		19,133,149

International Equity – 33.2%
State Street Global Equity ex-U.S. Index Portfolio	5,237,386	47,293,599

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $138,294,127)		141,997,735

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $355,378)	355,378	355,378

TOTAL INVESTMENTS – 100.1% (Cost $138,649,505)		142,353,113
Liabilities in Excess of Other Assets – (0.1)%		(104,540)

NET ASSETS – 100.0%		$142,248,573

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$75,570,987	$–	$–	$75,570,987
Domestic Fixed Income	19,133,149	–	–	19,133,149
International Equity	47,293,599	–	–	47,293,599
Short-Term Investment	355,378	–	–	355,378

Total Investments	$142,353,113	$–	$–	$142,353,113

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	52,863	$3,694,067	149,371	27,641	174,593	$13,803,323	$102,620	$84,114
State Street Aggregate Bond Index Portfolio	113,396	1,121,488	415,456	10,386	518,466	5,329,826	38,344	(241)
State Street Equity 500 Index II Portfolio	1,360,079	14,036,017	3,636,710	158,023	4,838,766	53,952,245	–	6,735
State Street Global Equity ex-U.S. Index Portfolio	1,461,063	12,345,985	4,083,013	306,690	5,237,386	47,293,599	–	(247,177)
State Street Institutional Liquid Reserves Fund, Premier Class	31,888	31,888	18,899,671	18,576,181	355,378	355,378	1,158	–
State Street Small/Mid Cap Equity Index Portfolio	622,013	5,784,718	1,633,142	143,950	2,111,205	21,618,742	–	921

Total		$37,014,163				$142,353,113	$142,122	$(155,648)

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 55.4%
State Street Equity 500 Index II Portfolio	2,555,449	$28,493,251
State Street Small/Mid Cap Equity Index Portfolio	1,237,524	12,672,242

		41,165,493

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	91,247	7,213,988

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	2,859,851	25,824,451

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $72,024,151)		74,203,932

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $154,313)	154,313	154,313

TOTAL INVESTMENTS – 100.0% (Cost $72,178,464)		74,358,245
Liabilities in Excess of Other Assets – (0.0)%		(31,741)

NET ASSETS – 100.0%		$74,326,504

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$41,165,493	$–	$–	$41,165,493
Domestic Fixed Income	7,213,988	–	–	7,213,988
International Equity	25,824,451	–	–	25,824,451
Short-Term Investment	154,313	–	–	154,313

Total Investments	$74,358,245	$–	$–	$74,358,245

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	13,291	$928,775	90,712	12,756	91,247	$7,213,988	$41,686	$71,045
State Street Equity 500 Index II Portfolio	352,592	3,638,753	2,283,652	80,795	2,555,449	28,493,251	–	(14,109)
State Street Global Equity ex-U.S. Index Portfolio	389,014	3,287,166	2,607,406	136,569	2,859,851	25,824,451	–	(122,337)
State Street Institutional Liquid Reserves Fund, Premier Class	14,605	14,605	12,229,418	12,089,710	154,313	154,313	598	–
State Street Small/Mid Cap Equity Index Portfolio	174,812	1,625,748	1,129,726	67,014	1,237,524	12,672,242	–	(10,386)

Total		$9,495,047				$74,358,245	$42,284	$(75,787)

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic equity – 55.3%
State Street Equity 500 Index II Portfolio	1,529,593	$17,054,961
State Street Small/Mid Cap Equity Index Portfolio	740,718	7,584,950

		24,639,911

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	54,615	4,317,862

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	1,710,929	15,449,685

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $43,015,293)		44,407,458

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $79,300)	79,300	$79,300

TOTAL INVESTMENTS – 99.9% (Cost $43,094,593)		44,486,758
Other Assets in Excess of Liabilities – 0.1%		41,456

NET ASSETS – 100.0%		$44,528,214

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$24,639,911	$–	$–	$24,639,911
Domestic Fixed Income	4,317,862	–	–	4,317,862
International Equity	15,449,685	–	–	15,449,685
Short-Term Investment	79,300	–	–	79,300

Total Investments	$44,486,758	$–	$–	$44,486,758

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	9,374	$655,055	54,992	9,751	54,615	$4,317,862	$27,024	$52,250
State Street Equity 500 Index II Portfolio	249,153	2,571,264	1,342,954	62,514	1,529,593	17,054,961	–	157
State Street Global Equity ex-U.S. Index Portfolio	274,892	2,322,840	1,532,265	96,228	1,710,929	15,449,685	–	(78,422)
State Street Institutional Liquid Reserves Fund, Premier Class	9,103	9,103	7,744,370	7,674,173	79,300	79,300	385	–
State Street Small/Mid Cap Equity Index Portfolio	123,526	1,148,791	660,284	43,092	740,718	7,584,950	–	(2,325)

Total		$6,707,053				$44,486,758	$27,409	$(28,340)

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 55.4%
State Street Equity 500 Index II Portfolio	586,960	$6,544,601
State Street Small/Mid Cap Equity Index Portfolio	284,236	2,910,575

		9,455,176

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	20,957	1,656,861

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	655,449	5,918,701

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $16,560,611)		17,030,738

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $32,738)	32,738	$32,738

TOTAL INVESTMENTS – 100.0% (Cost $16,593,349)		17,063,476
Liabilities in Excess of Other Assets – (0.0)%(d)		(3,967)

NET ASSETS – 100.0%		$17,059,509

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$9,455,176	$–	$–	$9,455,176
Domestic Fixed Income	1,656,861	–	–	1,656,861
International Equity	5,918,701	–	–	5,918,701
Short-Term Investment	32,738	–	–	32,738

Total Investments	$17,063,476	$–	$–	$17,063,476

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	4,795	$335,075	18,853	2,691	20,957	$1,656,861	$10,693	$9,490
State Street Equity 500 Index II Portfolio	128,106	1,322,051	471,797	12,943	586,960	6,544,601	–	(179)
State Street Global Equity ex-U.S. Index Portfolio	141,338	1,194,305	541,735	27,624	655,449	5,918,701	–	(23,272)
State Street Institutional Liquid Reserves Fund, Premier Class	2,406	2,406	3,963,513	3,933,181	32,738	32,738	191	–
State Street Small/Mid Cap Equity Index Portfolio	63,513	590,671	233,515	12,792	284,236	2,910,575	–	(1,808)

Total		$3,444,508				$17,063,476	$10,884	$(15,769)

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.1%(a)
Domestic Equity – 55.5%
State Street Equity 500 Index II Portfolio	98,411	$1,097,288
State Street Small/Mid Cap Equity Index Portfolio	47,656	487,996

		1,585,284

Domestic Fixed Income – 9.7%
SPDR Barclays Long Term Treasury ETF	3,514	277,817

International Equity – 34.9%
State Street Global Equity ex-U.S. Index Portfolio	110,179	994,920

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,784,684)		2,858,021

SHORT-TERM INVESTMENT – 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(b)(c) (Cost $8,628)	8,628	8,628

TOTAL INVESTMENTS – 100.4% (Cost $2,793,312)		2,866,649
Liabilities in Excess of Other Assets – (0.4)%		(12,075)

NET ASSETS – 100.0%		$2,854,574

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$1,585,284	$–	$–	$1,585,284
Domestic Fixed Income	277,817	–	–	277,817
International Equity	994,920	–	–	994,920
Short-Term Investment	8,628	–	–	8,628

Total Investments	$2,866,649	$–	$–	$2,866,649

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
SPDR Barclays Long Term Treasury ETF	843	$58,909	4,791	2,120	3,514	$277,817	$1,866	$8,725
State Street Equity 500 Index II Portfolio	22,757	234,850	102,764	27,110	98,411	1,097,288	–	16,926
State Street Global Equity ex-U.S. Index Portfolio	25,103	212,124	117,585	32,509	110,179	994,920	–	(7,764)
State Street Institutional Liquid Reserves Fund, Premier Class	4,933	4,933	1,208,218	1,204,523	8,628	8,628	39	–
State Street Small/Mid Cap Equity Index Portfolio	11,281	104,915	51,216	14,841	47,656	487,996	–	6,310

Total		$615,731				$2,866,649	$1,905	$24,197

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.5%
Australia – 7.5%
Incitec Pivot, Ltd.	18,191	$39,531
QBE Insurance Group, Ltd.	6,318	45,203
Woodside Petroleum, Ltd.	2,896	64,204

		148,938

China – 14.0%
ANTA Sports Products, Ltd.	27,000	73,829
China Construction Bank Corp. Class H	80,000	60,086
China Mengniu Dairy Co., Ltd.	34,000	63,640
China Mobile, Ltd.	3,000	36,855
Shanghai Industrial Holdings, Ltd.	15,000	43,424

		277,834

Hong Kong – 5.0%
WH Group, Ltd.(a)	123,000	99,420

Japan – 46.4%
Alfresa Holdings Corp.	4,800	101,777
Hirose Electric Co., Ltd.	600	78,999
ITOCHU Corp.	5,300	66,817
Japan Tobacco, Inc.	1,500	61,488
Kansai Paint Co., Ltd.	2,700	59,267
KDDI Corp.	2,300	71,357
Komatsu, Ltd.	2,100	48,239
Kurita Water Industries, Ltd.	1,600	38,071
Mitsubishi UFJ Financial Group, Inc.	8,000	40,585
SMC Corp.	200	57,826
Sony Financial Holdings, Inc.	4,600	63,438
Sumitomo Mitsui Financial Group, Inc.	1,800	60,887
Suzuki Motor Corp.	1,500	50,312
Toyota Motor Corp.	1,100	63,895
Trend Micro, Inc.	1,600	55,893

		918,851

Singapore – 2.4%
United Overseas Bank, Ltd.	3,400	47,180

South Korea – 12.3%
Hyundai Mobis Co., Ltd.	239	59,979
KT&G Corp.	545	62,064
Samsung Electronics Co., Ltd. Preference Shares	70	82,236
Samsung Fire & Marine Insurance Co., Ltd.	156	39,733

		244,012

Taiwan – 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,000	91,770

United Kingdom – 5.2%
HSBC Holdings PLC	8,000	59,866
Standard Chartered PLC(b)	5,200	42,278

		102,144

TOTAL COMMON STOCKS (Cost $1,953,367)		1,930,149

SHORT-TERM INVESTMENT – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(c)(d) (Cost $19,169)	19,169	19,169

TOTAL INVESTMENTS – 98.4% (Cost $1,972,536)		1,949,318
Other Assets in Excess of Liabilities – 1.6%		30,738

NET ASSETS – 100.0%		$1,980,056

(a)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 5.0% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$148,938	$–	$–	$148,938
China	277,834	–	–	277,834
Hong Kong	99,420	–	–	99,420
Japan	918,851	–	–	918,851
Singapore	47,180	–	–	47,180
South Korea	244,012	–	–	244,012
Taiwan	91,770	–	–	91,770
United Kingdom	102,144	–	–	102,144
Short-Term Investment	19,169	–	–	19,169

Total Investments	$1,949,318	$–	$–	$1,949,318

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of shares held at 9/23/16*	Value at 9/23/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	$–	2,000,000	1,980,831	19,169	$19,169	$122	$–

Total		$–				$19,169	$122	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 92.5%
Austria – 6.2%
ANDRITZ AG	573	$31,194
Erste Group Bank AG(a)	1,006	29,801

		60,995

France – 23.5%
Alstom SA(a)	1,056	27,953
Arkema SA	126	11,670
AXA SA	1,428	30,374
BNP Paribas SA	592	30,461
Cie Generale des Etablissements Michelin	105	11,632
Publicis Groupe SA	365	27,630
Sanofi	379	28,873
Societe Generale SA	878	30,386
TOTAL SA	700	33,306

		232,285

Germany – 11.2%
Allianz SE	188	27,950
BASF SE	380	32,551
Continental AG	123	25,927
Schaeffler AG Preference Shares	1,560	24,714

		111,142

Hungary – 3.0%
Richter Gedeon Nyrt	1,483	30,047

Italy – 6.3%
Assicurazioni Generali SpA	2,600	31,743
Eni SpA	2,130	30,706

		62,449

Netherlands – 7.0%
Akzo Nobel NV	430	29,097
ASM International NV	729	29,811
Koninklijke DSM NV	147	9,932

		68,840

Russia – 3.4%
Lukoil PJSC ADR	687	33,500

Spain – 3.3%
ACS Actividades de Construccion y Servicios SA	1,083	32,751

Sweden – 6.4%
Telefonaktiebolaget LM Ericsson Class B	4,391	31,746
Volvo AB Class B	2,725	31,155

		62,901

Switzerland – 13.0%
ABB, Ltd.(a)	1,473	33,271
Credit Suisse Group AG(a)	2,636	34,719
Novartis AG	372	29,422
Swatch Group AG	111	31,535

		128,947

United Kingdom – 9.2%
Barclays PLC	14,022	30,467
CNH Industrial NV	4,145	29,692
Standard Chartered PLC(a)	3,855	31,440

		91,599

TOTAL COMMON STOCKS (Cost $927,105)		915,456

SHORT-TERM INVESTMENT – 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(b)(c) (Cost $64,057)	64,057	64,057

TOTAL INVESTMENTS – 99.0% (Cost $991,162)		979,513
Other Assets in Excess of Liabilities – 1.0%		10,197

NET ASSETS – 100.0%		$989,710

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Austria	$60,995	$–	$–	$60,995
France	232,285	–	–	232,285
Germany	111,142	–	–	111,142
Hungary	30,047	–	–	30,047
Italy	62,449	–	–	62,449
Netherlands	68,840	–	–	68,840
Russia	33,500	–	–	33,500

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Spain	$32,751	$–	$–	$32,751
Sweden	62,901	–	–	62,901
Switzerland	128,947	–	–	128,947
United Kingdom	91,599	–	–	91,599
Short-Term Investment	64,057	–	–	64,057

Total Investments	$979,513	$–	$–	$979,513

Affiliate Table

	Number of shares held at 9/23/16*	Value at 9/23/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	$–	1,019,023	954,966	64,057	$64,057	$25	$–

Total		$–				$64,057	$25	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 95.7%
Australia – 3.0%
Woodside Petroleum, Ltd.	2,710	$60,080

China – 2.5%
China Construction Bank Corp. Class H	66,000	49,572

France – 2.9%
Societe Generale SA	1,656	57,311

Hong Kong – 3.0%
WH Group, Ltd.(a)	73,500	59,409

Hungary – 2.5%
Richter Gedeon Nyrt	2,404	48,708

Japan – 8.5%
JSR Corp.	3,800	59,809
Sony Financial Holdings, Inc.	4,000	55,163
Trend Micro, Inc.	1,500	52,400

		167,372

Netherlands – 3.0%
Koninklijke DSM NV	883	59,658

Panama – 2.7%
Copa Holdings SA Class A	600	52,758

Russia – 2.8%
Lukoil PJSC ADR	1,138	55,492

South Korea – 5.7%
Samsung Electronics Co., Ltd. Preference Shares	45	52,866
Samsung Life Insurance Co., Ltd.	619	59,446

		112,312

Spain – 2.8%
ACS Actividades de Construccion y Servicios SA	1,864	56,369

Sweden – 5.2%
Telefonaktiebolaget LM Ericsson Class B	6,840	49,452
Volvo AB Class B	4,694	53,667

		103,119

Switzerland – 9.1%
ABB, Ltd.(b)	2,677	60,465
Credit Suisse Group AG(b)	4,436	58,427
Swatch Group AG	213	60,513

		179,405

United Kingdom – 5.1%
Barclays PLC	22,431	48,738
Standard Chartered PLC(b)	6,325	51,584

		100,322

United States – 36.9%
AGCO Corp.	1,179	58,148
Cigna Corp.	445	57,992
Citigroup, Inc.	1,234	58,282
ConocoPhillips	1,114	48,426
Guess?, Inc.	2,390	34,918
McKesson Corp.	337	56,195
Merck & Co., Inc.	785	48,992
MetLife, Inc.	1,371	60,913
Mosaic Co.	1,856	45,398
National Oilwell Varco, Inc.	1,484	54,522
Oracle Corp.	1,295	50,868
Owens-Illinois, Inc.(b)	2,935	53,975
Tempur Sealy International, Inc.(b)	787	44,654
United Technologies Corp.	538	54,661

		727,944

TOTAL COMMON STOCKS (Cost $1,917,135)		1,889,831

SHORT-TERM INVESTMENT – 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(c)(d) (Cost $86,847)	86,847	86,847

TOTAL INVESTMENTS – 100.1% (Cost $2,003,982)		1,976,678
Liabilities in Excess of Other Assets – (0.1)%		(2,208)

NET ASSETS – 100.0%		$1,974,470

(a)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.0% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$60,080	$–	$–	$60,080
China	49,572	–	–	49,572
France	57,311	–	–	57,311
Hong Kong	59,409	–	–	59,409
Hungary	48,708	–	–	48,708
Japan	167,372	–	–	167,372
Netherlands	59,658	–	–	59,658
Panama	52,758	–	–	52,758
Russia	55,492	–	–	55,492
South Korea	112,312	–	–	112,312
Spain	56,369	–	–	56,369
Sweden	103,119	–	–	103,119
Switzerland	179,405	–	–	179,405
United Kingdom	100,322	–	–	100,322
United States	727,944	–	–	727,944
Short-Term Investment	86,847	–	–	86,847

Total Investments	$1,976,678	$–	$–	$1,976,678

Affiliate Table

	Number of shares held at 9/23/16*	Value at 9/23/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	$–	2,014,480	1,927,633	86,847	$86,847	$112	$–

Total		$–				$86,847	$112	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 95.2%
Canada – 2.8%
Suncor Energy, Inc.	2,119	$58,721

China – 9.3%
China Construction Bank Corp. Class H	94,000	70,602
PetroChina Co., Ltd. Class H	92,000	60,986
Shanghai Industrial Holdings, Ltd.	23,000	66,583

		198,171

France – 11.3%
Alstom SA(a)	2,554	67,607
Sanofi	796	60,640
Societe Generale SA	1,549	53,608
Vallourec SA(a)	13,185	59,190

		241,045

Germany – 3.4%
Deutsche Bank AG(a)	5,518	71,946

Hong Kong – 2.8%
WH Group, Ltd.(b)	74,000	59,813

Hungary – 2.7%
Richter Gedeon Nyrt	2,822	57,177

Israel – 2.3%
Teva Pharmaceutical Industries, Ltd. ADR	1,083	49,829

Italy – 5.0%
Assicurazioni Generali SpA	4,192	51,180
Eni SpA	3,815	54,997

		106,177

Japan – 17.9%
Alfresa Holdings Corp.	2,700	57,250
Hirose Electric Co., Ltd.	500	65,832
JSR Corp.	4,200	66,105
Sony Financial Holdings, Inc.	4,700	64,817
Sumitomo Mitsui Financial Group, Inc.	1,900	64,270
Suzuki Motor Corp.	1,900	63,728

		382,002

Netherlands – 3.0%
Koninklijke DSM NV	959	64,792

Russia – 3.3%
Lukoil PJSC ADR	1,457	71,048

South Korea – 5.8%
KB Financial Group, Inc.	1,862	64,043
Samsung Electronics Co., Ltd. Preference Shares	51	59,915

		123,958

Spain – 3.2%
ACS Actividades de Construccion y Servicios SA	2,237	67,649

Sweden – 2.8%
Volvo AB Class B	5,321	60,835

Switzerland – 8.9%
ABB, Ltd.(a)	2,874	64,914
Credit Suisse Group AG(a)	4,453	58,651
Swatch Group AG	232	65,912

		189,477

Thailand – 2.6%
Bangkok Bank PCL NVDR	11,900	56,020

United Kingdom – 8.1%
Barclays PLC	23,156	50,313
CNH Industrial NV	8,300	59,456
Standard Chartered PLC(a)	7,672	62,570

		172,339

TOTAL COMMON STOCKS (Cost $1,931,532)		2,030,999

SHORT-TERM INVESTMENT – 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(c)(d) (Cost $117,570)	117,570	117,570

TOTAL INVESTMENTS – 100.7% (Cost $2,049,102)		2,148,569
Liabilities in Excess of Other Assets – (0.7)%		(14,523)

NET ASSETS – 100.0%		$2,134,046

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.8% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Canada	$58,721	$–	$–	$58,721
China	198,171	–	–	198,171
France	241,045	–	–	241,045
Germany	71,946	–	–	71,946
Hong Kong	59,813	–	–	59,813
Hungary	57,177	–	–	57,177
Israel	49,829	–	–	49,829
Italy	106,177	–	–	106,177
Japan	382,002	–	–	382,002
Netherlands	64,792	–	–	64,792
Russia	71,048	–	–	71,048
South Korea	123,958	–	–	123,958
Spain	67,649	–	–	67,649
Sweden	60,835	–	–	60,835
Switzerland	189,477	–	–	189,477
Thailand	56,020	–	–	56,020
United Kingdom	172,339	–	–	172,339
Short-Term Investment	117,570	–	–	117,570

Total Investments	$2,148,569	$–	$–	$2,148,569

Affiliate Table

	Number of shares held at 7/14/16*	Value at 7/14/16*	Shares purchased	Shares sold	Number of shares Held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	2,115,464	1,997,894	117,570	$117,570	$132	$–

Total		$–				$117,570	$132	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 90.6%
Aerospace & Defense – 5.1%
General Dynamics Corp.	141	$21,878
United Technologies Corp.	284	28,854

		50,732

Airlines – 2.7%
Copa Holdings SA Class A	300	26,379

Banks – 9.4%
Citigroup, Inc.	753	35,564
JPMorgan Chase & Co.	379	25,237
PNC Financial Services Group, Inc.	363	32,703

		93,504

Chemicals – 2.7%
Mosaic Co.	1,110	27,151

Communications Equipment – 6.0%
Cisco Systems, Inc.	931	29,531
F5 Networks, Inc.(a)	238	29,665

		59,196

Construction Materials – 2.8%
Eagle Materials, Inc.	360	27,828

Containers & Packaging – 3.0%
Owens-Illinois, Inc.(a)	1,624	29,865

Electric Utilities – 1.7%
FirstEnergy Corp.	504	16,672

Electronic Equipment, Instruments & Components – 3.0%
Jabil Circuit, Inc.	1,360	29,675

Energy Equipment & Services – 3.4%
National Oilwell Varco, Inc.	919	33,764

Food & Staples Retailing – 2.4%
Wal-Mart Stores, Inc.	336	24,232

Health Care Providers & Services – 6.0%
Cigna Corp.	226	29,452
McKesson Corp.	182	30,349

		59,801

Household Durables – 2.8%
Tempur Sealy International, Inc.(a)	485	27,519

Insurance – 6.4%
Hartford Financial Services Group, Inc.	717	30,702
MetLife, Inc.	733	32,567

		63,269

Machinery – 3.1%
AGCO Corp.	617	30,430

Multiline Retail – 3.1%
Nordstrom, Inc.	587	30,454

Oil, Gas & Consumable Fuels – 8.9%
Chevron Corp.	269	27,686
ConocoPhillips	762	33,124
EQT Corp.	381	27,668

		88,478

Pharmaceuticals – 8.2%
Eli Lilly & Co.	361	28,974
Johnson & Johnson	205	24,217
Merck & Co., Inc.	455	28,396

		81,587

Software – 7.2%
CA, Inc.	575	19,021
Microsoft Corp.	397	22,867
Oracle Corp.	744	29,225

		71,113

Specialty Retail – 2.7%
Guess?, Inc.	1,857	27,131

TOTAL COMMON STOCKS (Cost $906,199)		898,780

SHORT-TERM INVESTMENT – 9.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(b)(c) (Cost $91,860)	91,860	91,860

TOTAL INVESTMENTS – 99.8% (Cost $998,059)		990,640
Other Assets in Excess of Liabilities – 0.2%		1,881

NET ASSETS – 100.0%		$992,521

(a)	Non-income producing security

(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$50,732	$–	$–	$50,732
Airlines	26,379	–	–	26,379
Banks	93,504	–	–	93,504
Chemicals	27,151	–	–	27,151
Communications Equipment	59,196	–	–	59,196

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Construction Materials	$27,828	$–	$–	$27,828
Containers & Packaging	29,865	–	–	29,865
Electric Utilities	16,672	–	–	16,672
Electronic Equipment, Instruments & Components	29,675	–	–	29,675
Energy Equipment & Services	33,764	–	–	33,764
Food & Staples Retailing	24,232	–	–	24,232
Health Care Providers & Services	59,801	–	–	59,801
Household Durables	27,519	–	–	27,519
Insurance	63,269	–	–	63,269
Machinery	30,430	–	–	30,430
Multiline Retail	30,454	–	–	30,454
Oil, Gas & Consumable Fuels	88,478	–	–	88,478
Pharmaceuticals	81,587	–	–	81,587
Software	71,113	–	–	71,113
Specialty Retail	27,131	–	–	27,131
Short-Term Investment	91,860	–	–	91,860

Total Investments	$990,640	$–	$–	$990,640

Affiliate Table

	Number of shares held at 9/23/16*	Value at 9/23/16*	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend income	Realized gain (loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	$–	1,000,224	908,364	91,860	$91,860	$32	$–

Total		$–				$91,860	$32	$–

*	Commencement of operations.

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

Notes to Schedule of Investments

September 30, 2016 (Unaudited)

Security Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the Portfolio’s or Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s or Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.

State Street Equity 500 Index Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Disciplined Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Clarion Global Infrastructure & MLP Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Disciplined Global Equity Portfolio and the State Street International Developed Equity Index Portfolio, at fair value (net asset value) each business day.

Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment,

State Street Institutional Investment Trust

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation the policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s or Fund’s net asset value and the prices used by the Portfolio’s or Fund’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s or Fund’s investments.

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Institutional Investment Trust

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in the Portfolio’s or Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The State Street Global Equity ex-U.S. Index Portfolio and State Street Emerging Markets Equity Index Fund had transfers from Level 2 to Level 1 during the period ended September 30, 2016 in the amount of $428,797,497 and $269,215,663, respectively. At September 30, 2016, these investments were valued at exchange closing prices in accordance with the Portfolio’s or Fund’s valuation policy. At prior period ended December 31, 2015, these investments applied factor prices provided by an independent third party in accordance with the Portfolio’s or Fund’s valuation policy and procedures.

The remaining Portfolios and Funds presented herein had no material transfers between levels for the period ended September 30, 2016.

Futures Contracts

Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio or Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolio’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign

State Street Institutional Investment Trust

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Total Return Swaps

The State Street Emerging Markets Equity Index Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$911,875,510	$260,284,309	$6,151,131	$254,133,178
State Street Clarion Global Infrastructure & MLP Portfolio	10,691,323	1,735,684	34,657	1,701,027
State Street Aggregate Bond Index Portfolio	235,523,461	2,759,273	450,749	2,308,524
State Street Global Equity ex-U.S. Index Portfolio	493,741,873	24,627,395	17,132,688	7,494,707
State Street Small/Mid Cap Equity Index Portfolio	139,752,484	8,893,665	4,948,835	3,944,830
State Street Disciplined U.S. Equity Fund	3,108,278	307,416	41,788	265,628
State Street Disciplined International Equity Fund	3,135,649	247,569	83,034	164,535
State Street Disciplined Global Equity Portfolio	3,085,806	288,266	42,508	245,758
State Street Emerging Markets Equity Index Fund	340,408,577	49,419,017	6,981,355	42,437,662
State Street Hedged International Developed Equity Index Fund	1,926,947,431	–	15,698,339	(15,698,339)
State Street International Developed Equity Index Portfolio	1,864,510,252	86,104,823	101,798,549	(15,693,726)
State Street Target Retirement Fund	60,664,349	705,268	9,966	695,302
State Street Target Retirement 2015 Fund	78,715,794	668,518	219,845	448,673

State Street Institutional Investment Trust

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement 2020 Fund	$239,891,313	$3,678,674	$128,937	$3,549,737
State Street Target Retirement 2025 Fund	204,694,137	4,004,300	67,304	3,936,996
State Street Target Retirement 2030 Fund	219,044,295	4,618,729	–	4,618,729
State Street Target Retirement 2035 Fund	158,228,412	3,773,598	73,546	3,700,052
State Street Target Retirement 2040 Fund	138,649,505	3,703,608	–	3,703,608
State Street Target Retirement 2045 Fund	72,178,464	2,179,781	–	2,179,781
State Street Target Retirement 2050 Fund	43,094,593	1,392,165	–	1,392,165
State Street Target Retirement 2055 Fund	16,593,349	470,127	–	470,127
State Street Target Retirement 2060 Fund	2,793,312	76,440	3,103	73,337
State Street Asia Pacific Value Spotlight Fund	1,972,536	14,356	37,574	(23,218)
State Street European Value Spotlight Fund	991,162	4,581	16,230	(11,649)
State Street Global Value Spotlight Fund	2,003,982	17,308	44,612	(27,304)
State Street International Value Spotlight Fund	2,049,102	137,423	37,956	99,467
State Street U.S. Value Spotlight Fund	998,059	8,363	15,782	(7,419)

Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

On October 7, 2016, the Board approved to liquidate and terminate the State Street Clarion Global Infrastructure & MLP Fund on or about December 14, 2016.

After the close of business on November 18, 2016, the Fund ceased the sale of its shares to new shareholders. Effective upon close of business on December 2, 2016, the Fund will no longer accept orders from existing shareholders to purchase additional shares.

Quarterly Report

30 September 2016

State Street Institutional

Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Institutional Investment Trust

Quarterly Report

September 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 3.0%
Alpine Securitization Ltd.(a)	0.600%	10/07/2016	10/07/2016	$120,000,000	$119,988,000
Atlantic Asset Securitization LLC(a)	0.420%	10/03/2016	10/03/2016	54,341,000	54,339,732
Kells Funding LLC(a)	0.760%	11/02/2016	11/02/2016	75,000,000	74,949,333
Kells Funding LLC(a)	0.800%	11/07/2016	11/07/2016	95,000,000	94,921,889
Kells Funding LLC(a)	0.800%	11/08/2016	11/08/2016	240,000,000	239,797,333
Kells Funding LLC(a)	0.800%	11/14/2016	11/14/2016	200,000,000	199,804,445
Kells Funding LLC(a)	0.940%	12/15/2016	12/15/2016	135,000,000	134,735,625

TOTAL ASSET BACKED COMMERCIAL PAPER					918,536,357

CERTIFICATES OF DEPOSIT – 31.0%
Bank of Montreal(a)	0.689%	10/11/2016	10/11/2016	85,000,000	85,000,000
Bank of Montreal(a)	0.690%	10/03/2016	10/03/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.690%	10/05/2016	10/05/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.800%	11/14/2016	11/14/2016	124,000,000	124,000,000
Bank of Montreal(a)	0.800%	11/15/2016	11/15/2016	145,000,000	145,000,000
Bank of Montreal(a)	0.918%	10/14/2016	10/14/2016	100,000,000	99,999,986
Bank of Nova Scotia(a)	0.750%	10/21/2016	10/21/2016	100,000,000	100,000,000
Bank of Nova Scotia(a)	0.859%	10/07/2016	10/07/2016	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.380%	10/05/2016	10/05/2016	450,000,000	450,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.430%	10/03/2016	10/03/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.790%	10/06/2016	10/06/2016	275,000,000	275,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.000%	01/09/2017	01/09/2017	225,000,000	225,000,000
BNP Paribas(a)	0.750%	11/02/2016	11/02/2016	350,000,000	350,000,000
Canadian Imperial Bank of Commerce(a)	0.350%	10/04/2016	10/04/2016	133,000,000	133,000,000
Canadian Imperial Bank of Commerce, 1 month USD LIBOR + 0.45%(b)	0.975%	10/24/2016	01/23/2017	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1 month USD LIBOR + 0.51%(b)	1.035%	10/26/2016	01/26/2017	225,000,000	225,000,000
Citibank NA(a)	0.490%	10/03/2016	10/03/2016	260,000,000	260,002,300
Citibank NA(a)	0.700%	10/18/2016	10/18/2016	150,000,000	150,000,000
Citibank NA(a)	0.770%	11/14/2016	11/14/2016	200,000,000	200,000,000
Credit Suisse(a)	0.800%	10/05/2016	10/05/2016	190,000,000	190,000,000
ING Bank NV(a)	0.740%	10/11/2016	10/11/2016	449,000,000	449,000,000
ING Bank NV(a)	0.760%	10/06/2016	10/06/2016	284,000,000	284,000,000
KBC Bank NV(a)	0.400%	10/05/2016	10/05/2016	285,000,000	285,000,000
Nordea Bank AB(a)	0.350%	10/03/2016	10/03/2016	325,000,000	325,000,000
Norinchukin Bank(a)	0.600%	10/07/2016	10/07/2016	15,000,000	15,000,000

See accompanying Notes to Schedule of Investments.

1

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank(a)	0.900%	11/14/2016	11/14/2016	$250,000,000	$250,000,000
Rabobank Nederland NV(a)	0.680%	10/14/2016	10/14/2016	200,000,000	200,000,000
Rabobank Nederland NV(a)	0.750%	11/14/2016	11/14/2016	150,000,000	150,000,000
Rabobank Nederland NV(a)	0.800%	11/18/2016	11/18/2016	150,000,000	150,000,000
Rabobank Nederland NV(a)	0.876%	10/03/2016	10/03/2016	375,000,000	375,000,000
Royal Bank of Canada(a)	0.813%	10/03/2016	10/03/2016	125,000,000	125,001,827
Skandinaviska Enskilda Banken AB(a)	0.655%	10/07/2016	10/07/2016	290,000,000	289,999,759
Societe Generale SA(a)	0.290%	10/03/2016	10/03/2016	169,000,000	169,000,000
Sumitomo Mitsui Banking Corp.(a)	0.760%	10/17/2016	10/17/2016	225,000,000	225,000,000
Swedbank AB(a)	0.350%	10/03/2016	10/03/2016	500,000,000	500,000,000
Swedbank AB(a)	0.365%	10/05/2016	10/05/2016	500,000,000	500,000,000
UBS AG 1 month USD LIBOR + 0.35%(b)	0.873%	10/03/2016	11/01/2016	150,000,000	150,000,000
Wells Fargo Bank NA, FedFunds 1Day Look Back + 0.43%(b)	0.830%	10/03/2016	10/04/2016	103,000,000	103,000,000
Wells Fargo Bank NA, FedFund 1Day Look Back + 0.44%(b)	0.840%	10/03/2016	10/07/2016	245,000,000	245,000,000
Wells Fargo Bank NA, 1 month USD LIBOR + 0.40%(b)	0.917%	10/11/2016	01/06/2017	200,000,000	200,000,000
Wells Fargo Bank NA, 1 month USD LIBOR + 0.40%(b)	0.918%	10/12/2016	01/10/2017	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT					9,352,003,872

FINANCIAL COMPANY COMMERCIAL PAPER – 16.7%
Australia & New Zealand Banking Group Ltd.(a)	0.650%	10/06/2016	10/06/2016	65,000,000	64,994,132
Bank Nederlandse Gemeenten NV(a)	0.400%	10/03/2016	10/03/2016	300,000,000	299,993,333
Bank Nederlandse Gemeenten NV(a)	0.420%	10/04/2016	10/04/2016	375,000,000	374,986,875
Bank Nederlandse Gemeenten NV(a)	0.420%	10/05/2016	10/05/2016	200,000,000	199,990,667
Bank of Nova Scotia(b)	1.075%	10/26/2016	01/26/2017	177,000,000	177,000,000
Banque National de Paris/Dublin(a)	0.300%	10/03/2016	10/03/2016	250,000,000	249,995,833
BNP Paribas(a)	0.980%	12/02/2016	12/02/2016	250,000,000	249,578,056
Caisse des Depots et Consignations(a)	0.580%	10/06/2016	10/06/2016	250,000,000	249,979,861
Caisse des Depots et Consignations(a)	0.595%	10/13/2016	10/13/2016	130,500,000	130,474,117
Caisse des Depots et Consignations(a)	0.595%	10/14/2016	10/14/2016	135,000,000	134,970,994
Caisse des Depots et Consignations(a)	0.750%	10/21/2016	10/21/2016	200,000,000	199,916,667
Caisse des Depots et Consignations(a)	0.830%	10/27/2016	10/27/2016	150,000,000	149,910,083
Caisse des Depots et Consignations(a)	0.830%	10/28/2016	10/28/2016	165,000,000	164,897,287
Credit Agricole Corporate & Investment Bank(a)	0.910%	11/03/2016	11/03/2016	125,000,000	124,895,729
DBS Bank Ltd.(a)	0.600%	10/04/2016	10/04/2016	40,000,000	39,998,000
DBS Bank Ltd.(a)	0.900%	11/22/2016	11/22/2016	165,000,000	164,785,500
Erste Abwicklungsanstalt(a)	1.020%	01/10/2017	01/10/2017	100,000,000	99,713,833

See accompanying Notes to Schedule of Investments.

2

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
GE Capital Treasury Services US LLC(a)	0.340%	10/05/2016	10/05/2016	$240,000,000	$239,990,933
National Australia Bank Ltd.(a)(c)	0.839%	10/07/2016	10/07/2016	80,000,000	80,000,000
National Australia Bank Ltd.(a)	0.861%	10/18/2016	10/18/2016	125,000,000	125,000,000
Nederlandse Waterschapsbank NV(a)	0.735%	10/03/2016	10/03/2016	15,000,000	14,999,388
NRW.Bank(a)	0.360%	10/06/2016	10/06/2016	200,000,000	199,990,000
Societe Generale SA(a)	0.390%	10/06/2016	10/06/2016	600,000,000	599,967,500
Societe Generale SA(a)	0.750%	11/04/2016	11/04/2016	190,000,000	189,865,417
Svenska Handelsbanken AB(a)	0.650%	10/12/2016	10/12/2016	254,000,000	253,949,553
Toyota Motor Credit Corp.(a)	0.770%	11/30/2016	11/30/2016	100,000,000	99,871,667
Toyota Motor Credit Corp.(a)	0.780%	12/06/2016	12/06/2016	164,000,000	163,765,480

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,043,480,905

OTHER COMMERCIAL PAPER – 0.4%
General Electric Co.(a)	0.340%	10/06/2016	10/06/2016	135,000,000	134,993,625

OTHER NOTES – 15.0%
Bank of America NA(a)	0.750%	11/10/2016	11/10/2016	228,000,000	228,000,000
Bank of America NA(a)	0.800%	11/18/2016	11/18/2016	125,000,000	125,000,000
Bank of America NA(a)	0.858%	10/11/2016	10/11/2016	105,000,000	105,000,000
Bank of America NA(a)	0.858%	10/11/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(b)	0.877%	10/06/2016	10/13/2016	145,000,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.280%	10/03/2016	10/03/2016	200,000,000	200,000,000
BNP Paribas(a)	0.280%	10/03/2016	10/03/2016	302,714,000	302,714,000
Canadian Imperial Bank of Commerce(a)	0.260%	10/03/2016	10/03/2016	775,000,000	775,000,000
Lloyds Bank PLC(a)	0.280%	10/03/2016	10/03/2016	1,016,611,000	1,016,611,000
Nordea Bank Finland PLC(a)	0.280%	10/03/2016	10/03/2016	750,000,000	750,000,000
Royal Bank of Canada(a)	0.300%	10/03/2016	10/03/2016	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.260%	10/03/2016	10/03/2016	600,000,000	600,000,000

TOTAL OTHER NOTES					4,532,325,000

GOVERNMENT AGENCY DEBT – 2.2%
Federal Home Loan Bank(a)	0.286%	10/05/2016	10/05/2016	200,000,000	199,993,644
Federal Home Loan Bank(a)	0.298%	10/07/2016	10/07/2016	150,000,000	149,992,550
Federal Home Loan Bank(a)	0.302%	10/12/2016	10/12/2016	94,500,000	94,491,280
Federal Home Loan Bank(a)	0.305%	10/14/2016	10/14/2016	55,500,000	55,493,887
Federal Home Loan Bank(a)	0.330%	11/04/2016	11/04/2016	150,000,000	149,953,250

TOTAL GOVERNMENT AGENCY DEBT					649,924,611

TREASURY DEBT – 6.1%
U.S. Treasury Bill(a)	0.253%	10/06/2016	10/06/2016	298,500,000	298,489,602
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	178,000,000	177,953,498
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	250,000,000	249,915,708
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	351,750,000	351,585,483

See accompanying Notes to Schedule of Investments.

3

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	$253,000,000	$252,941,529
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	150,000,000	149,905,957
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	150,000,000	149,915,579
U.S. Treasury Bill(a)	0.363%	12/15/2016	12/15/2016	224,000,000	223,825,521

TOTAL TREASURY DEBT					1,854,532,877

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 10.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 09/01/2042 – 01/01/2046, valued at $45,900,000); expected proceeds $45,001,875	0.500%	10/03/2016	10/03/2016	45,000,000	45,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 6.000% due 05/01/2018 – 04/01/2046, a Government National Mortgage Association, 4.000% due 08/20/2044, a U.S. Treasury Bill, 0.000% due 04/27/2017, a U.S. Treasury Note, 0.875% due 05/15/2017, and a U.S. Treasury Strip, 0.000% due 02/15/2019, valued at $153,000,000); expected proceeds $150,012,250	0.420%	10/05/2016	10/05/2016	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 11/01/2018 – 09/01/2046, and Government National Mortgage Associations, 1.875% – 3.500% due 05/20/2034 – 07/20/2046, valued at $247,860,001); expected proceeds $243,010,125	0.500%	10/03/2016	10/03/2016	243,000,000	243,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Federal Home Loan Discount Note, 0.000% due 12/30/2016, and U.S. Treasury Notes, 1.000% – 3.125% due 04/30/2017 – 09/30/2019, valued at $127,500,088); expected proceeds $125,010,938	0.450%	10/07/2016	10/07/2016	125,000,000	125,000,000

See accompanying Notes to Schedule of Investments.

4

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 7.500% due 02/01/2021 – 10/01/2046, valued at $714,000,000); expected proceeds $700,062,611	0.460%	10/07/2016	10/07/2016	$700,000,000	$700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 7.500% due 05/01/2018 – 11/01/2048, valued at $367,200,001); expected proceeds $360,022,400	0.320%	10/03/2016	10/03/2016	360,000,000	360,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by a Government National Mortgage Association, 3.500% due 05/20/2046, valued at $255,000,001); expected proceeds $250,016,528	0.340%	10/04/2016	10/04/2016	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 3.500% – 4.000% due 08/01/2042 – 11/01/2044, valued at $94,531,561); expected proceeds $92,681,862	0.500%	10/03/2016	10/03/2016	92,678,000	92,678,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Government National Mortgage Associations, 2.500% – 3.500% due 01/20/2046 – 09/20/2046, valued at $204,000,001); expected proceeds $200,017,500	0.450%	10/07/2016	10/07/2016	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 6.500% due 05/01/2022 – 03/01/2045, valued at $168,301,449); expected proceeds $165,006,463	0.470%	10/03/2016	10/03/2016	165,000,000	165,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2025 – 02/01/2046, valued at $25,500,345); expected proceeds $25,001,701	0.350%	10/04/2016	10/04/2016	25,000,000	25,000,000

See accompanying Notes to Schedule of Investments.

5

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 11.000% due 12/01/2016 – 12/01/2049, valued at $83,644,052); expected proceeds $82,003,553	0.520%	10/03/2016	10/03/2016	$82,000,000	$82,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by Federal National Mortgage Associations, 2.100% – 6.000% due 05/01/2020 – 02/01/2045, Government National Mortgage Associations, 3.000% – 4.500% due 08/20/2044 – 08/20/2046, and U.S. Treasury Notes, 1.000% – 1.875% due 05/15/2018 – 08/31/2022, valued at $306,000,032); expected proceeds $300,033,333	0.400%	10/07/2016	10/07/2016	300,000,000	300,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal Farm Credit Banks, 0.000% – 0.809% due 11/08/2016 – 03/08/2018, Federal Home Loan Banks, 0.625% – 5.000% due 11/17/2017 – 07/14/2021, Federal Home Loan Discount Notes, 0.000% due 10/26/2016 – 02/10/2017, Federal Home Loan Mortgage Corporations, 0.000% – 2.375% due 01/18/2017 – 01/13/2022, Federal National Mortgage Associations, 1.125% – 6.625% due 01/30/2017 – 11/15/2030, a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 07/15/2026, valued at $426,378,505); expected proceeds $418,018,113

	0.520%	10/03/2016	10/03/2016	418,000,000	418,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,155,678,000

OTHER REPURCHASE AGREEMENTS – 2.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 1.000% – 9.750% due 11/28/2016 – 01/01/2049, valued at $158,107,738); expected proceeds $150,006,875	0.550%	10/03/2016	10/03/2016	150,000,000	150,000,000

See accompanying Notes to Schedule of Investments.

6

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 1.375% – 6.875% due 03/20/2017 – 11/03/2055, and U.S. Treasury Notes, 0.875% – 3.375% due 11/15/2017 – 11/15/2019, valued at $260,546,305); expected proceeds $250,550,000(d)	0.880%	10/03/2016	12/29/2016	$250,000,000	$250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 4.125% – 10.000% due 10/15/2016 – 12/15/2037, valued at $57,503,272); expected proceeds $50,125,347(d)	0.950%	01/03/2017	01/03/2017	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/16/2016 (collateralized by various Common Stocks, valued at $216,076,645); expected proceeds $200,563,267(d)	0.852%	01/13/2017	01/13/2017	200,000,000	200,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					650,000,000

TREASURY REPURCHASE AGREEMENTS – 9.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by U.S. Treasury Bills, 0.000% due 01/12/2017 – 02/02/2017, a U.S. Treasury Bond, 8.500% due 02/15/2020, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 04/15/2017 – 01/15/2019, and U.S. Treasury Notes, 0.875% – 2.375% due 11/30/2017 – 07/31/2021, valued at $357,000,034); expected proceeds $350,051,042	0.350%	10/07/2016	10/07/2016	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 10/31/2019 – 11/15/2025, valued at $81,600,054); expected proceeds $80,003,467	0.520%	10/03/2016	10/03/2016	80,000,000	80,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 09/30/2018, valued at $167,280,011); expected proceeds $164,006,833	0.500%	10/03/2016	10/03/2016	164,000,000	164,000,000

See accompanying Notes to Schedule of Investments.

7

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2037, and U.S. Treasury Notes, 2.000% – 2.125% due 11/30/2020 – 02/15/2023, valued at $1,325,027,628); expected proceeds $1,325,027,604	0.250%	10/03/2016	10/03/2016	$1,325,000,000	$1,325,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 08/15/2040, valued at $357,001,538); expected proceeds $350,027,222	0.400%	10/05/2016	10/05/2016	350,000,000	350,000,000
Agreement with President and Fellows of Harvard College, dated 09/27/2016 (collateralized by U.S. Treasury Notes, 0.750% – 1.750% due 12/31/2017 – 01/31/2023, valued at $423,335,109); expected proceeds $422,945,949	0.650%	10/04/2016	10/04/2016	422,892,500	422,892,500
Agreement with President and Fellows of Harvard College, dated 09/28/2016 (collateralized by U.S. Treasury Notes, 2.000% – 2.125% due 08/31/2021 – 09/30/2021, valued at $228,047,621); expected proceeds $228,795,861	0.750%	10/05/2016	10/05/2016	228,762,500	228,762,500

TOTAL TREASURY REPURCHASE AGREEMENTS					2,920,655,000

TOTAL INVESTMENTS – 96.8%(e)(f)					29,212,130,247
Other Assets in Excess of Liabilities – 3.2%					967,529,733

NET ASSETS – 100.0%					$30,179,659,980

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $80,000,000 or 0.3% of net assets as of September 30, 2016.

(d)	Illiquid security. These securities represent $500,000,000 or 1.7% of net assets as of September 30, 2016.

(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(f)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

8

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 42.1%
Federal Farm Credit Bank(a)	0.360%	10/07/2016	10/07/2016	$30,200,000	$30,198,188
Federal Farm Credit Bank, 1 month USD LIBOR + 0.05%(b)	0.474%	10/31/2016	08/30/2017	124,900,000	124,888,463
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.484%	10/31/2016	11/30/2017	150,000,000	149,977,951
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.489%	10/31/2016	10/30/2017	125,000,000	124,995,905
Federal Farm Credit Bank(a)	0.515%	10/26/2016	10/26/2016	95,400,000	95,400,000
Federal Farm Credit Bank, 1 month USD LIBOR + 0.07%(b)	0.584%	10/07/2016	11/07/2017	150,000,000	149,993,340
Federal Farm Credit Bank, 1 month USD LIBOR + 0.01%(b)	0.529%	10/15/2016	05/15/2017	158,750,000	158,746,115
Federal Farm Credit Bank, 1 month USD LIBOR + 0.13%(b)	0.653%	10/04/2016	12/04/2017	125,000,000	125,209,590
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.562%	10/27/2016	04/27/2017	119,600,000	119,595,178
Federal Home Loan Bank(a)	0.290%	12/23/2016	12/23/2016	174,000,000	173,883,662
Federal Home Loan Bank(a)	0.290%	12/30/2016	12/30/2016	180,000,000	179,869,500
Federal Home Loan Bank(a)	0.293%	12/28/2016	12/28/2016	200,000,000	199,856,756
Federal Home Loan Bank(a)	0.310%	10/31/2016	10/31/2016	200,000,000	199,948,333
Federal Home Loan Bank(a)	0.324%	12/21/2016	12/21/2016	99,000,000	98,927,829
Federal Home Loan Bank(a)	0.330%	11/04/2016	11/04/2016	60,000,000	59,981,300
Federal Home Loan Bank(a)	0.331%	11/09/2016	11/09/2016	48,000,000	47,982,788
Federal Home Loan Bank(a)	0.344%	11/16/2016	11/16/2016	39,000,000	38,982,857
Federal Home Loan Bank(a)	0.349%	11/02/2016	11/02/2016	174,000,000	173,950,377
Federal Home Loan Bank(a)	0.369%	10/07/2016	10/07/2016	250,000,000	249,984,625
Federal Home Loan Bank(a)	0.370%	10/05/2016	10/05/2016	188,000,000	187,992,271
Federal Home Loan Bank(a)	0.372%	10/26/2016	10/26/2016	200,000,000	199,948,333
Federal Home Loan Bank(a)	0.378%	10/19/2016	10/19/2016	99,000,000	98,981,289
Federal Home Loan Bank(a)	0.379%	10/12/2016	10/12/2016	318,000,000	317,963,174
Federal Home Loan Bank(a)	0.379%	10/21/2016	10/21/2016	178,000,000	177,962,521
Federal Home Loan Bank(a)	0.380%	10/14/2016	10/14/2016	279,000,000	278,961,715
Federal Home Loan Bank(a)	0.429%	01/04/2017	01/04/2017	89,500,000	89,398,679
Federal Home Loan Bank(a)	0.435%	01/06/2017	01/06/2017	199,000,000	198,766,755
Federal Home Loan Bank(a)	0.450%	01/13/2017	01/13/2017	199,000,000	198,741,300
Federal Home Loan Bank(a)	0.460%	03/29/2017	03/29/2017	200,000,000	199,542,556
Federal Home Loan Bank(a)	0.465%	01/18/2017	01/18/2017	99,000,000	98,860,616

See accompanying Notes to Schedule of Investments.

9

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.475%	01/20/2017	01/20/2017	$100,000,000	$99,853,542
Federal Home Loan Bank(a)	0.485%	01/25/2017	01/25/2017	100,000,000	99,843,722
Federal Home Loan Bank(a)	0.510%	03/22/2017	03/22/2017	397,600,000	396,633,945
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.536%	10/18/2016	05/18/2017	148,600,000	148,600,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.29%(b)	0.556%	10/03/2016	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank(a)	0.560%	03/15/2017	03/15/2017	249,000,000	248,360,900
Federal Home Loan Bank, 3 month USD LIBOR + 0.01%(b)	0.596%	10/20/2016	04/20/2017	146,800,000	146,800,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.620%	10/11/2016	01/11/2017	152,600,000	152,600,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.743%	11/08/2016	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.11%(b)	0.747%	12/20/2016	06/20/2017	28,200,000	28,198,864
Federal Home Loan Bank, 3 month USD LIBOR + 0.09%(b)	0.753%	12/08/2016	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.10%(b)	0.754%	12/29/2016	06/29/2017	368,350,000	368,350,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.534%	10/28/2016	11/28/2017	250,000,000	249,985,287
Federal Home Loan Bank, 1 month USD LIBOR + 0.02%(b)	0.543%	10/04/2016	05/04/2017	220,600,000	220,600,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.556%	10/23/2016	05/23/2017	80,800,000	80,800,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.08%(b)	0.677%	11/01/2016	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.728%	11/08/2016	02/08/2017	40,000,000	39,999,290
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.758%	11/12/2016	02/10/2017	278,500,000	278,494,950
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.811%	12/14/2016	06/14/2017	300,000,000	300,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.515%	10/25/2016	10/25/2016	58,700,000	58,700,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.622%	11/09/2016	02/09/2017	175,000,000	175,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.624%	10/13/2016	01/13/2017	150,600,000	150,600,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.515%	10/02/2016	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.18%(b)	0.637%	11/15/2016	11/15/2017	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

10

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.728%	11/08/2016	02/08/2017	$55,700,000	$55,699,011
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.509%	10/28/2016	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.18%(b)	0.637%	11/13/2016	11/13/2017	125,000,000	125,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.02%(b)	0.504%	10/07/2016	09/07/2017	181,000,000	181,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.05%(b)	0.617%	10/10/2016	07/10/2017	175,000,000	174,996,661
Federal Home Loan Mortgage Corp.(a)	0.259%	11/18/2016	11/18/2016	204,250,000	204,179,466
Federal Home Loan Mortgage Corp.(a)	0.270%	11/09/2016	11/09/2016	70,000,000	69,979,525
Federal Home Loan Mortgage Corp.(a)	0.300%	12/16/2016	12/16/2016	208,000,000	207,868,267
Federal Home Loan Mortgage Corp.(a)	0.315%	10/07/2016	10/07/2016	212,500,000	212,488,844
Federal Home Loan Mortgage Corp.(a)	0.340%	12/07/2016	12/07/2016	95,000,000	94,939,886
Federal Home Loan Mortgage Corp.(a)	0.400%	01/04/2017	01/04/2017	87,752,000	87,659,373
Federal Home Loan Mortgage Corp.(a)	0.440%	11/16/2016	11/16/2016	122,300,000	122,231,240
Federal Home Loan Mortgage Corp., 1 month USD LIBOR + 0.01%(b)	0.537%	10/20/2016	04/20/2017	125,000,000	124,989,472
Federal Home Loan Mortgage Corp., 3 month USD LIBOR + 0.08%(b)	0.781%	12/21/2016	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 month USD LIBOR + 0.04%(b)	0.567%	10/13/2016	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(a)	0.300%	10/06/2016	10/06/2016	180,500,000	180,492,479
Federal Home Loan Mortgage Corp.(a)	0.300%	11/15/2016	11/15/2016	79,000,000	78,970,375
Federal Home Loan Mortgage Corp.(a)	0.310%	11/01/2016	11/01/2016	168,000,000	167,955,153
Federal Home Loan Mortgage Corp.(a)	0.400%	11/17/2016	11/17/2016	187,250,000	187,152,214
Federal Home Loan Mortgage Corp.(a)	0.400%	12/22/2016	12/22/2016	173,750,000	173,591,694
Federal National Mortgage Assoc.(a)	0.270%	12/28/2016	12/28/2016	151,000,000	150,900,340
Federal National Mortgage Assoc.(a)	0.289%	12/21/2016	12/21/2016	106,000,000	105,931,073
Federal National Mortgage Assoc.(a)	0.290%	11/02/2016	11/02/2016	130,000,000	129,966,489
Federal National Mortgage Assoc.(a)	0.290%	12/16/2016	12/16/2016	26,900,000	26,883,531
Federal National Mortgage Assoc.(a)	0.298%	11/09/2016	11/09/2016	125,700,000	125,660,035
Federal National Mortgage Assoc.(a)	0.310%	10/12/2016	10/12/2016	142,745,000	142,731,479
Federal National Mortgage Assoc.(a)	0.330%	10/04/2016	10/04/2016	178,800,000	178,795,083
Federal National Mortgage Assoc.(a)	0.330%	12/07/2016	12/07/2016	111,614,000	111,544,967
Federal National Mortgage Assoc.(a)	0.400%	01/17/2017	01/17/2017	201,000,000	200,758,800
Federal National Mortgage Assoc.(a)	0.420%	10/17/2016	10/17/2016	262,900,000	262,850,925
Federal National Mortgage Assoc.(a)	0.430%	10/05/2016	10/05/2016	336,839,000	336,823,753
Federal National Mortgage Assoc.(a)	0.480%	02/14/2017	02/14/2017	276,400,000	275,898,795
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.533%	10/05/2016	10/05/2017	75,000,000	74,970,410

See accompanying Notes to Schedule of Investments.

11

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.540%	10/16/2016	08/16/2017	$300,000,000	$299,973,576
Federal National Mortgage Assoc., 3 month USD LIBOR + 0.03%(b)	0.635%	10/11/2016	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 month USD LIBOR + 0.05%(b)	0.811%	12/21/2016	03/21/2018	250,000,000	250,625,019
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.527%	10/08/2016	09/08/2017	220,000,000	219,937,836

TOTAL GOVERNMENT AGENCY DEBT					14,948,758,237

TREASURY DEBT – 15.2%
U.S. Treasury Bill(a)	0.173%	10/20/2016	10/20/2016	150,000,000	149,985,964
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	500,000,000	499,982,050
U.S. Treasury Bill(a)	0.275%	12/29/2016	12/29/2016	178,000,000	177,878,985
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	370,000,000	369,857,890
U.S. Treasury Bill(a)	0.298%	12/22/2016	12/22/2016	299,000,000	298,793,816
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	146,000,000	145,952,442
U.S. Treasury Bill(a)	0.305%	11/25/2016	11/25/2016	35,000,000	34,983,615
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	350,000,000	349,967,740
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	150,000,000	149,965,333
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	400,000,000	399,749,250
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	250,000,000	249,859,310
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	207,000,000	206,812,320
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	400,000,000	399,690,964
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	250,000,000	249,475,000
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	150,000,000	149,792,812
U.S. Treasury Bill(a)	0.495%	03/23/2017	03/23/2017	50,000,000	49,881,062
U.S. Treasury Note, 3 month USD LIBOR + 0.05%(b)	0.303%	10/01/2016	10/31/2016	92,000,000	91,997,134
U.S. Treasury Note, 3 month USD LIBOR + 0.07%(b)	0.324%	10/01/2016	04/30/2017	176,500,000	176,500,353
U.S. Treasury Note, 3 month USD LIBOR + 0.08%(b)	0.327%	10/01/2016	07/31/2017	229,000,000	228,945,631
U.S. Treasury Note, 3 month USD LIBOR + 0.08%(b)	0.334%	10/01/2016	01/31/2017	55,500,000	55,504,483
U.S. Treasury Note(a)	0.381%	11/30/2016	11/30/2016	295,000,000	296,137,668
U.S. Treasury Note(a)	0.406%	11/15/2016	11/15/2016	102,000,000	102,525,083
U.S. Treasury Note, 3 month USD LIBOR + 0.17%(b)	0.418%	10/01/2016	10/31/2017	150,000,000	149,836,332
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	433,100,000	436,912,138

TOTAL TREASURY DEBT					5,420,987,375

See accompanying Notes to Schedule of Investments.

12

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 3.2%
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Federal Home Loan Bank, 5.000% due 11/17/2017, a Federal Home Loan Mortgage Corporation, 2.375% due 01/13/2022, a Federal National Mortgage Association, 6.210% due 06/05/2036, a U.S. Treasury Bill, 0.000% due 07/20/2017, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2017 – 01/15/2023, U.S. Treasury Notes, 1.375% – 3.500% due 11/30/2017 – 08/31/2020, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $142,800,000); expected proceeds $140,005,483	0.470%	10/03/2016	10/03/2016	$140,000,000	$140,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/29/2016 (collateralized by Federal Farm Credit Banks, 0.475% – 0.827% due 10/03/2016 – 09/18/2018, a Federal Home Loan Discount Note, 0.000% due 11/25/2016, U.S. Treasury Bills, 0.000% due 10/06/2016 – 11/03/2016, and a U.S. Treasury Note, 0.875% due 01/15/2018, valued at $153,000,064); expected proceeds $150,011,083	0.380%	10/06/2016	10/06/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by Federal Home Loan Banks, 0.625% – 3.375% due 11/23/2016 – 12/08/2023, Federal Home Loan Mortgage Corporations, 1.020% – 6.750% due 04/30/2018 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 2.100% due 04/30/2018 – 11/30/2021, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 07/15/2024, and U.S. Treasury Notes, 1.000% – 1.750% due 09/30/2019 – 05/15/2023, valued at $255,000,011); expected proceeds $250,018,958	0.390%	10/03/2016	10/03/2016	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

13

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by a Federal Home Loan Bank, 0.625% due 11/23/2016, U.S. Treasury Bonds, 3.000% – 5.250% due 11/15/2028 – 05/15/2042, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 01/15/2018 – 07/15/2024, and U.S. Treasury Notes, 0.750% – 3.125% due 06/30/2017 – 05/15/2023, valued at $357,000,009); expected proceeds $350,117,542	0.390%	10/07/2016	10/28/2016	$350,000,000	$350,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal Farm Credit Banks, 1.150% – 5.000% due 11/07/2016 – 10/10/2017, Federal Home Loan Banks, 0.633% – 5.500% due 03/20/2018 – 07/15/2036, a Federal Home Loan Mortgage Corporation, 6.750% due 03/15/2031, and Federal National Mortgage Associations, 1.875% – 7.250% due 09/24/2026 – 11/15/2030, valued at $273,374,681); expected proceeds $268,011,167	0.500%	10/03/2016	10/03/2016	268,000,000	268,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,158,000,000

OTHER REPURCHASE AGREEMENTS – 0.2%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Resolution Funding Strip, 0.000% due 10/15/2019, and U.S. Treasury Notes, 1.750% – 3.125% due 04/30/2017 – 05/15/2023, valued at $57,120,040); expected proceeds $56,002,380	0.510%	10/03/2016	10/03/2016	56,000,000	56,000,000

TREASURY REPURCHASE AGREEMENTS – 32.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 09/30/2020, valued at $102,000,007); expected proceeds $100,002,083	0.250%	10/03/2016	10/03/2016	100,000,000	100,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2018, valued at $8,160,000); expected proceeds $8,000,320	0.480%	10/03/2016	10/03/2016	8,000,000	8,000,000

See accompanying Notes to Schedule of Investments.

14

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.375% – 2.375% due 12/31/2018 – 08/15/2024, valued at $340,210,346); expected proceeds $333,539,507	0.450%	10/03/2016	10/03/2016	$333,527,000	$333,527,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.125% due 09/30/2021, valued at $71,402,737); expected proceeds $70,002,683	0.460%	10/03/2016	10/03/2016	70,000,000	70,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by U.S. Treasury Bills, 0.000% due 10/13/2016 – 07/20/2017, U.S. Treasury Bonds, 4.500% – 06.500% due 11/15/2026 – 08/15/2039, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 0.875% – 3.125% due 01/31/2017 – 05/31/2022, valued at $622,200,042); expected proceeds $610,088,958	0.350%	10/07/2016	10/07/2016	610,000,000	610,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 12/08/2016, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 1.125% – 3.500% due 05/15/2020 – 05/15/2025, valued at $102,000,010); expected proceeds $100,007,972	0.410%	10/05/2016	10/05/2016	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 01/12/2017, U.S. Treasury Bonds, 3.750% – 5.000% due 05/15/2037 – 08/15/2041, U.S. Treasury Inflation Index Notes, 0.625% – 2.375% due 01/15/2017 – 01/15/2024, U.S. Treasury Notes, 1.125% – 3.500% due 11/30/2018 – 11/15/2024, and U.S. Treasury Strips, 0.000% due 11/15/2016 – 11/15/2024, valued at $386,580,009); expected proceeds $379,014,213	0.450%	10/03/2016	10/03/2016	379,000,000	379,000,000

See accompanying Notes to Schedule of Investments.

15

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, and a U.S. Treasury Note, 2.750% due 02/15/2024, valued at $122,400,045); expected proceeds $120,004,500	0.450%	10/03/2016	10/03/2016	$120,000,000	$120,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, valued at $181,560,024); expected proceeds $178,006,972	0.470%	10/03/2016	10/03/2016	178,000,000	178,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.375% – 3.625% due 08/15/2019 – 11/15/2023, valued at $8,592,179,027); expected proceeds $8,592,179,000	0.250%	10/03/2016	10/03/2016	8,592,000,000	8,592,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. dated 09/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2020 – 11/15/2022, valued at $204,003,938); expected proceeds $200,014,778	0.380%	10/04/2016	10/04/2016	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. JP Morgan Chase & Co. and dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2017 – 08/15/2026, valued at $255,002,794); expected proceeds $250,019,444	0.400%	10/05/2016	10/05/2016	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 12/01/2016 – 12/22/2016, U.S. Treasury Bonds, 2.500% – 8.875% due 08/15/2017 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 0.750% – 2.750% due 07/31/2018 – 11/15/2025, valued at $306,011,510); expected proceeds $300,011,250	0.450%	10/03/2016	10/03/2016	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

16

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with President and Fellows of Harvard College, dated 09/28/2016 (collateralized by U.S. Treasury Notes 1.375% – 1.750% due 01/31/2021 – 05/15/2023, valued at $458,429,348); expected proceeds $458,816,901	0.750%	10/05/2016	10/05/2016	$458,750,000	$458,750,000

TOTAL TREASURY REPURCHASE AGREEMENTS					11,699,277,000

TOTAL INVESTMENTS – 93.6%(c)(d)					33,283,022,612
Other Assets in Excess of Liabilities – 6.4%					2,272,504,539

NET ASSETS – 100.0%					$35,555,527,151

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

17

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.250%	12/29/2016	12/29/2016	$423,000,000	$422,738,562
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	817,759,000	817,735,098
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	556,780,000	556,638,672
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	714,000,000	713,730,089
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	605,250,000	605,052,043
U.S. Treasury Bill(a)	0.305%	12/22/2016	12/22/2016	447,500,000	447,191,392
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	575,000,000	574,732,257
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	1,179,092,000	1,178,988,468
U.S. Treasury Bill(a)	0.320%	10/20/2016	10/20/2016	1,104,340,000	1,104,196,340
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	950,000,000	949,838,222
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	528,411,000	528,078,580
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	401,000,000	400,774,321
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	125,000,000	124,886,667
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	463,000,000	462,642,083
U.S. Treasury Bill(a)	0.390%	01/12/2017	01/12/2017	125,000,000	124,860,521
U.S. Treasury Bill(a)	0.395%	02/02/2017	02/02/2017	126,500,000	126,327,890
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	125,000,000	124,737,500
U.S. Treasury Bill(a)	0.423%	01/19/2017	01/19/2017	130,000,000	129,832,174
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	125,000,000	124,827,344
U.S. Treasury Bill(a)	0.440%	02/09/2017	02/09/2017	100,000,000	99,839,889
U.S. Treasury Bill(a)	0.495%	03/23/2017	03/23/2017	150,000,000	149,643,188
U.S. Treasury Note, 3 month USD MMY + 0.05%(b)	0.303%	10/01/2016	10/31/2016	339,000,000	338,998,829
U.S. Treasury Note, 3 month USD MMY + 0.07%(b)	0.324%	10/01/2016	04/30/2017	364,900,000	364,951,903
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.327%	10/01/2016	07/31/2017	358,500,000	358,417,574
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.334%	10/01/2016	01/31/2017	650,000,000	650,034,028
U.S. Treasury Note(a)	0.381%	11/30/2016	11/30/2016	164,000,000	164,632,502
U.S. Treasury Note(a)	0.385%	01/15/2017	01/15/2017	101,000,000	101,105,837
U.S. Treasury Note(a)	0.406%	11/15/2016	11/15/2016	50,000,000	50,257,394
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.418%	10/01/2016	10/31/2017	180,500,000	180,450,747
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.424%	10/01/2016	07/31/2018	70,000,000	69,995,453
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	219,500,000	221,432,034

See accompanying Notes to Schedule of Investments.

18

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Note, 3 month USD MMY + 0.19%(b)	0.495%	10/04/2016	04/30/2018	$311,820,000	$312,001,645
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.522%	10/01/2016	01/31/2018	306,000,000	306,657,597

TOTAL TREASURY DEBT					12,886,226,843

TOTAL INVESTMENTS – 100.0%(c)(d)					12,886,226,843
Other Assets in Excess of Liabilities – 0.0%(e)					4,631,770

NET ASSETS – 100.0%					$12,890,858,613

(a)	The rate shown represents the rate at September 30, 2016.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

19

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 83.9%
U.S. Treasury Bill(a)	0.250%	12/29/2016	12/29/2016	$275,000,000	$274,830,035
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	525,000,000	524,980,646
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	50,000,000	49,986,938
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	375,000,000	374,856,226
U.S. Treasury Bill(a)	0.298%	12/22/2016	12/22/2016	249,000,000	248,828,295
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	261,750,000	261,661,745
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	50,000,000	49,976,625
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	525,000,000	524,947,687
U.S. Treasury Bill(a)	0.320%	10/20/2016	10/20/2016	581,000,000	580,916,635
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	300,000,000	299,959,556
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	250,000,000	249,843,269
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	200,000,000	199,887,438
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	100,000,000	99,909,333
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	236,000,000	235,817,448
U.S. Treasury Bill(a)	0.390%	01/12/2017	01/12/2017	110,000,000	109,877,258
U.S. Treasury Bill(a)	0.395%	02/02/2017	02/02/2017	95,000,000	94,870,747
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	100,000,000	99,790,000
U.S. Treasury Bill(a)	0.423%	01/19/2017	01/19/2017	100,000,000	99,870,903
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	10,000,000	9,986,188
U.S. Treasury Bill(a)	0.440%	02/09/2017	02/09/2017	85,000,000	84,863,906
U.S. Treasury Note, 3 month USD MMY + 0.05%(b)	0.303%	10/01/2016	10/31/2016	190,000,000	189,999,311
U.S. Treasury Note, 3 month USD MMY + 0.07%(b)	0.324%	10/01/2016	04/30/2017	279,930,000	279,967,587
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.327%	10/01/2016	07/31/2017	309,500,000	309,438,981
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.334%	10/01/2016	01/31/2017	535,800,000	535,831,304
U.S. Treasury Note	0.381%	11/30/2016	11/30/2016	136,000,000	136,524,493
U.S. Treasury Note	0.385%	01/15/2017	01/15/2017	75,000,000	75,078,592
U.S. Treasury Note	0.406%	11/15/2016	11/15/2016	6,000,000	6,030,887
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.418%	10/01/2016	10/31/2017	254,500,000	254,331,005
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.424%	10/01/2016	07/31/2018	30,000,000	29,998,051
U.S. Treasury Note	0.465%	01/31/2017	01/31/2017	161,000,000	162,417,119
U.S. Treasury Note, 3 month USD MMY + 0.19%(b)	0.495%	10/04/2016	04/30/2018	175,836,000	175,873,845
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.522%	10/01/2016	01/31/2018	219,000,000	219,452,884

TOTAL TREASURY DEBT					6,850,604,937

See accompanying Notes to Schedule of Investments.

20

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 11.0%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 01/19/2017, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 01/15/2023, and U.S. Treasury Notes, 1.500% – 2.250% due 10/31/2019 – 11/15/2025, valued at $178,500,048); expected proceeds $175,025,521	0.350%	10/07/2016	10/07/2016	$175,000,000	$175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Bonds, 4.375% – 6.250% due 08/15/2023 – 02/15/2038, and U.S. Treasury Notes, 1.500% – 1.750% due 11/30/2019 – 12/31/2020, valued at $127,500,066); expected proceeds $125,009,965	0.410%	10/05/2016	10/05/2016	125,000,000	125,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2017 – 05/15/2026, valued at $306,002,221); expected proceeds $300,022,167	0.380%	10/04/2016	10/04/2016	300,000,000	300,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2022 – 08/15/2023, valued at $153,003,076); expected proceeds $150,011,667	0.400%	10/05/2016	10/05/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by U.S. Treasury Bonds, 7.500% – 8.750% due 11/15/2016 – 05/15/2020, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 1.625% – 4.625% due 11/15/2016 – 04/30/2023, valued at $153,000,039); expected proceeds $150,016,667	0.400%	10/07/2016	10/07/2016	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					900,000,000

TOTAL INVESTMENTS – 94.9%					7,750,604,937
Other Assets in Excess of Liabilities – 5.1%(c),(d)					412,932,683

NET ASSETS – 100.0%					$8,163,537,620

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

21

State Street Institutional Investment Trust

Notes to Schedule of Investments

September 30, 2016

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolios’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios values their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2016.

The Portfolios had no transfers between levels for the period ended September 30, 2016.

22

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 22, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date:	November 22, 2016